UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Equity-Income Portfolio, Growth Portfolio and Value Portfolio, funds of Variable Insurance Products Fund, have also been included in N-CSR filings dated August 25, 2003.

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Citigroup, Inc.	3.1
Exxon Mobil Corp.	3.0
Fannie Mae	2.5
Bank of America Corp.	2.4
Total SA	2.2
13.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	29.0
Consumer Discretionary	12.4
Industrials	11.8
Energy	11.4
Health Care	7.7
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	97.7%
Bonds	1.5%
Short-Term Investments and Net Other Assets	0.8%

* Foreign investments	9.7%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.3%
General Motors Corp.	628,100	$ 22,611,600
Hotels, Restaurants & Leisure - 1.7%
Hilton Hotels Corp.	366,700	4,690,093
Mandalay Resort Group	314,500	10,016,825
McDonald's Corp.	2,636,000	58,150,160
MGM MIRAGE (a)	1,243,570	42,505,223
Park Place Entertainment Corp. (a)	2,509,000	22,806,810
Six Flags, Inc. (a)	1,408,356	9,548,654
		147,717,765
Household Durables - 1.3%
Black & Decker Corp.	595,500	25,874,475
Fortune Brands, Inc.	84,200	4,395,240
Maytag Corp.	829,320	20,251,994
Newell Rubbermaid, Inc.	1,000,400	28,011,200
Snap-On, Inc.	366,300	10,633,689
Whirlpool Corp.	377,700	24,059,490
		113,226,088
Media - 5.3%
AOL Time Warner, Inc. (a)	7,015,850	112,885,027
Clear Channel Communications, Inc. (a)	1,358,300	57,578,337
Comcast Corp. Class A (a)	2,852,091	86,076,106
Liberty Media Corp. Class A (a)	2,193,776	25,360,051
News Corp. Ltd.:
ADR	234,034	7,084,209
sponsored ADR	303,867	7,602,752
Reader's Digest Association, Inc. (non-vtg.)	1,243,903	16,767,812
Viacom, Inc. Class B (non-vtg.) (a)	2,413,218	105,361,098
Vivendi Universal SA sponsored ADR	717,200	13,225,168
Walt Disney Co.	1,532,100	30,258,975
		462,199,535
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,028,756	15,472,494
Federated Department Stores, Inc.	749,900	27,633,815
Target Corp.	862,300	32,629,432
		75,735,741
Specialty Retail - 2.0%
Charming Shoppes, Inc. (a)	1,290,400	6,413,288
Gap, Inc.	2,073,900	38,906,364
Home Depot, Inc.	589,900	19,537,488
Limited Brands, Inc.	2,528,000	39,184,000
Office Depot, Inc. (a)	1,235,500	17,927,105
RadioShack Corp.	1,296,800	34,118,808
Staples, Inc. (a)	1,198,562	21,993,613
		178,080,666

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	422,100	$ 12,350,646
TOTAL CONSUMER DISCRETIONARY		1,011,922,041
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
The Coca-Cola Co.	746,100	34,626,501
Food & Staples Retailing - 0.9%
Albertson's, Inc.	1,092,200	20,970,240
CVS Corp.	2,041,100	57,212,033
		78,182,273
Food Products - 1.0%
Fresh Del Monte Produce, Inc.	544,388	13,985,328
Kraft Foods, Inc. Class A	752,900	24,506,895
Tyson Foods, Inc. Class A	1,161,000	12,329,820
Unilever PLC sponsored ADR	1,116,200	35,830,020
		86,652,063
Household Products - 1.4%
Colgate-Palmolive Co.	466,300	27,022,085
Kimberly-Clark Corp.	1,273,400	66,395,076
Procter & Gamble Co.	319,400	28,484,092
The Dial Corp.	236,600	4,601,870
		126,503,123
Personal Products - 1.2%
Gillette Co.	3,227,920	102,841,531
Tobacco - 1.1%
Altria Group, Inc.	1,980,200	89,980,288
Loews Corp. - Carolina Group	215,200	5,810,400
		95,790,688
TOTAL CONSUMER STAPLES		524,596,179
ENERGY - 11.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,593,600	53,497,152
BJ Services Co. (a)	520,145	19,432,617
Noble Corp. (a)	511,800	17,554,740
Schlumberger Ltd. (NY Shares)	2,713,900	129,100,223
		219,584,732
Oil & Gas - 8.9%
Anadarko Petroleum Corp.	263,400	11,713,398
Apache Corp.	345,240	22,461,314
BP PLC sponsored ADR	2,530,242	106,320,769
ChevronTexaco Corp.	882,171	63,692,746
ConocoPhillips	553,070	30,308,236
Exxon Mobil Corp.	7,261,536	260,761,758
Royal Dutch Petroleum Co. (NY Shares)	1,910,300	89,058,186
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Total SA:
Series B	391,400	$ 59,336,241
sponsored ADR	1,724,096	130,686,477
		774,339,125
TOTAL ENERGY		993,923,857
FINANCIALS - 28.3%
Capital Markets - 6.2%
Bank of New York Co., Inc.	3,033,500	87,213,125
Charles Schwab Corp.	3,853,600	38,882,824
Credit Suisse Group sponsored ADR	735,200	19,350,464
J.P. Morgan Chase & Co.	3,733,850	127,622,993
Janus Capital Group, Inc.	780,400	12,798,560
Lehman Brothers Holdings, Inc.	380,500	25,295,640
Mellon Financial Corp.	1,716,500	47,632,875
Merrill Lynch & Co., Inc.	1,658,000	77,395,440
Morgan Stanley	1,890,800	80,831,700
Nomura Holdings, Inc.	1,853,000	23,594,052
		540,617,673
Commercial Banks - 8.2%
Bank of America Corp.	2,639,390	208,590,992
Bank One Corp.	2,487,438	92,482,945
Comerica, Inc.	926,900	43,100,850
FleetBoston Financial Corp.	1,850,700	54,984,297
Huntington Bancshares, Inc.	510,200	9,959,104
PNC Financial Services Group, Inc.	617,200	30,125,532
State Bank of India	463,175	3,834,342
U.S. Bancorp, Delaware	2,893,738	70,896,581
Wachovia Corp.	2,033,475	81,257,661
Wells Fargo & Co.	2,278,400	114,831,360
		710,063,664
Consumer Finance - 1.4%
American Express Co.	2,231,496	93,298,848
MBNA Corp.	1,456,400	30,351,376
		123,650,224
Diversified Financial Services - 3.5%
CIT Group, Inc.	1,371,500	33,807,475
Citigroup, Inc.	6,271,419	268,416,726
		302,224,201
Insurance - 5.7%
ACE Ltd.	1,631,815	55,954,936
Allianz AG sponsored ADR	567,200	4,690,744
Allstate Corp.	1,459,600	52,034,740
American International Group, Inc.	3,301,250	182,162,975
Hartford Financial Services Group, Inc.	1,334,400	67,200,384
Lincoln National Corp.	95,000	3,384,850
Marsh & McLennan Companies, Inc.	364,500	18,615,015
MBIA, Inc.	241,300	11,763,375
The Chubb Corp.	634,000	38,040,000

	Shares	Value (Note 1)
Travelers Property Casualty Corp.:
Class A	2,327,467	$ 37,006,725
Class B	622,257	9,812,993
UnumProvident Corp.	1,270,300	17,034,723
		497,701,460
Real Estate - 0.4%
Equity Office Properties Trust	317,100	8,564,871
Equity Residential (SBI)	1,127,400	29,256,030
		37,820,901
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	3,241,000	218,573,040
Freddie Mac	717,900	36,447,783
		255,020,823
TOTAL FINANCIALS		2,467,098,946
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	1,570,900	40,843,400
Becton, Dickinson & Co.	611,100	23,741,235
		64,584,635
Health Care Providers & Services - 1.2%
HCA, Inc.	913,100	29,255,724
IMS Health, Inc.	1,455,099	26,177,231
McKesson Corp.	1,015,700	36,301,118
Tenet Healthcare Corp. (a)	1,266,700	14,757,055
		106,491,128
Pharmaceuticals - 5.6%
Abbott Laboratories	857,000	37,502,320
Bristol-Myers Squibb Co.	3,292,400	89,388,660
Eli Lilly & Co.	338,800	23,367,036
Johnson & Johnson	1,137,600	58,813,920
Merck & Co., Inc.	2,458,700	148,874,285
Pfizer, Inc.	959,100	32,753,265
Roche Holding AG (participation certificate)	105,300	8,280,140
Schering-Plough Corp.	2,190,730	40,747,578
Wyeth	1,107,200	50,432,960
		490,160,164
TOTAL HEALTH CARE		661,235,927
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
Boeing Co.	997,800	34,244,496
Bombardier, Inc. Class B (sub. vtg.)	1,053,500	3,572,114
Honeywell International, Inc.	3,013,825	80,921,201
Lockheed Martin Corp.	546,500	25,997,005
Northrop Grumman Corp.	451,500	38,959,935
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	586,400	$ 19,257,376
United Technologies Corp.	379,520	26,881,402
		229,833,529
Building Products - 0.5%
Masco Corp.	2,041,200	48,682,620
Commercial Services & Supplies - 0.6%
Viad Corp.	1,061,700	23,771,463
Waste Management, Inc.	1,286,100	30,982,149
		54,753,612
Electrical Equipment - 0.4%
Emerson Electric Co.	421,400	21,533,540
Rockwell Automation, Inc.	498,300	11,879,472
		33,413,012
Industrial Conglomerates - 3.2%
3M Co.	171,200	22,081,376
General Electric Co.	3,538,440	101,482,459
Hutchison Whampoa Ltd.	2,171,000	13,223,715
Siemens AG sponsored ADR	412,500	20,150,625
Textron, Inc.	879,800	34,329,796
Tyco International Ltd.	4,439,946	84,270,175
		275,538,146
Machinery - 3.1%
Caterpillar, Inc.	968,200	53,890,012
Cummins, Inc.	126,500	4,540,085
Deere & Co.	435,050	19,881,785
Eaton Corp.	434,800	34,179,628
Illinois Tool Works, Inc.	353,600	23,284,560
Ingersoll-Rand Co. Ltd. Class A	1,467,444	69,439,450
Kennametal, Inc.	230,039	7,784,520
Navistar International Corp. (a)	265,900	8,676,317
Parker Hannifin Corp.	610,500	25,634,895
SPX Corp. (a)	337,400	14,865,844
Timken Co.	400,600	7,014,506
		269,191,602
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,245,600	63,864,864
Union Pacific Corp.	807,900	46,874,358
		110,739,222
TOTAL INDUSTRIALS		1,022,151,743
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.3%
Motorola, Inc.	2,536,200	23,916,366
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	3,622,911	77,168,004

	Shares	Value (Note 1)
International Business Machines Corp.	640,900	$ 52,874,250
Sun Microsystems, Inc. (a)	2,455,800	11,296,680
		141,338,934
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	945,300	18,480,615
Arrow Electronics, Inc. (a)	799,100	12,178,284
Avnet, Inc. (a)	1,317,330	16,703,744
PerkinElmer, Inc.	2,206,000	30,464,860
Sanmina-SCI Corp. (a)	1,101,200	6,948,572
Tektronix, Inc. (a)	1,310,800	28,313,280
Thermo Electron Corp. (a)	1,539,600	32,362,392
		145,451,747
IT Services - 0.5%
Ceridian Corp. (a)	1,582,200	26,849,934
Electronic Data Systems Corp.	416,800	8,940,360
First Data Corp.	252,700	10,471,888
		46,262,182
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	2,173,600	45,176,102
Micron Technology, Inc. (a)	1,484,400	17,263,572
National Semiconductor Corp. (a)	440,975	8,696,027
Rohm Co. Ltd.	63,100	6,900,986
Teradyne, Inc. (a)	421,971	7,304,318
		85,341,005
Software - 0.8%
Microsoft Corp.	2,642,800	67,682,108
TOTAL INFORMATION TECHNOLOGY		509,992,342
MATERIALS - 6.4%
Chemicals - 2.6%
Arch Chemicals, Inc.	442,400	8,449,840
BOC Group PLC	423,497	5,449,895
Dow Chemical Co.	2,262,600	70,050,096
Hercules Trust II unit	15,700	9,086,375
Hercules, Inc. (a)	649,700	6,432,030
LG Chemical Ltd.	216,900	8,712,300
Lyondell Chemical Co.	1,202,700	16,272,531
Millennium Chemicals, Inc.	853,650	8,118,212
Olin Corp.	572,700	9,793,170
PolyOne Corp.	1,239,100	5,513,995
PPG Industries, Inc.	390,300	19,803,822
Praxair, Inc.	821,212	49,354,841
Solutia, Inc.	2,067,100	4,506,278
		221,543,385
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	349,500	4,812,615
Smurfit-Stone Container Corp. (a)	2,375,253	30,949,547
		35,762,162
Metals & Mining - 2.3%
Alcan, Inc.	955,100	29,769,811
Alcoa, Inc.	3,000,416	76,510,608
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Dofasco, Inc.	926,300	$ 17,875,844
Nucor Corp.	283,400	13,844,090
Pechiney SA (a)	706,090	25,414,131
Phelps Dodge Corp. (a)	994,700	38,136,798
		201,551,282
Paper & Forest Products - 1.1%
Bowater, Inc.	474,100	17,755,045
Georgia-Pacific Corp.	1,646,101	31,193,614
International Paper Co.	368,200	13,155,786
Weyerhaeuser Co.	645,900	34,878,600
		96,983,045
TOTAL MATERIALS		555,839,874
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	4,818,499	128,316,628
SBC Communications, Inc.	4,711,593	120,381,201
Verizon Communications, Inc.	3,435,902	135,546,334
		384,244,163
UTILITIES - 3.0%
Electric Utilities - 2.5%
Cinergy Corp.	475,200	17,482,608
Dominion Resources, Inc.	584,600	37,572,242
DPL, Inc.	1,010,054	16,100,261
Entergy Corp.	1,008,200	53,212,796
FirstEnergy Corp.	1,020,000	39,219,000
Northeast Utilities	1,648,400	27,594,216
TXU Corp.	1,059,220	23,779,489
		214,960,612
Gas Utilities - 0.1%
NiSource, Inc.	568,730	10,805,870
Multi-Utilities & Unregulated Power - 0.4%
SCANA Corp.	911,600	31,249,648
TOTAL UTILITIES		257,016,130
TOTAL COMMON STOCKS (Cost $7,597,732,395)		8,388,021,202
Preferred Stocks - 1.4%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	$ 9,175,572
Series C, 6.25%	253,100	6,243,977
		15,419,549
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,612,640
TOTAL CONSUMER DISCRETIONARY		23,032,189
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,132,562
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.5%	461,500	19,983,873
Insurance - 0.2%
Hartford Financial Services Group, Inc. 6%	54,300	2,843,691
The Chubb Corp.:
7%	167,700	4,342,424
Series B, 7%	120,100	3,086,570
Travelers Property Casualty Corp. 4.50%	240,200	5,807,796
		16,080,481
TOTAL FINANCIALS		41,196,916
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7%	156,900	7,688,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. 8.25%	177,700	10,028,944
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 7%	441,100	14,165,485
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	475,600	10,486,980
Office Electronics - 0.0%
Xerox Corp. 6.25%	25,300	2,657,689
TOTAL INFORMATION TECHNOLOGY		27,310,154
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cinergy Corp. 9.5% PRIDES	105,900	$ 6,273,516
TXU Corp. 8.75%	226,400	7,386,300
		13,659,816
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. 9%	133,400	4,002,000
TOTAL UTILITIES		17,661,816
TOTAL CONVERTIBLE PREFERRED STOCKS		126,918,119
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	1,110	114,053
Series M, 11.125%	400	40,900
		154,953
TOTAL PREFERRED STOCKS (Cost $157,279,838)		127,073,072
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 15,369,000	6,627,881
Media - 0.4%
Cox Communications, Inc. 0.4259% 4/19/20	26,600,000	13,333,250
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	8,550,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	12,638,525
		34,521,775
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (d)	2,670,000	2,588,245
TOTAL CONSUMER DISCRETIONARY		43,737,901
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,612,257
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,019,600
TOTAL FINANCIALS		7,631,857

	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Corning, Inc. 3.5% 11/1/08	$ 13,700,000	$ 14,805,316
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	5,350,000	5,376,750
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	6,670,000	6,537,667
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	322,400
		6,860,067
TOTAL INFORMATION TECHNOLOGY		27,042,133
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (d)	4,220,000	7,543,250
TOTAL CONVERTIBLE BONDS		85,955,141
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
ArvinMeritor, Inc. 8.75% 3/1/12	35,000	38,850
Dana Corp.:
6.25% 3/1/04	80,000	80,400
6.5% 3/1/09	45,000	43,650
9% 8/15/11	125,000	134,375
Navistar International Corp. 8% 2/1/08	55,000	54,725
Stoneridge, Inc. 11.5% 5/1/12	25,000	28,000
United Components, Inc. 9.375% 6/15/13 (d)	40,000	41,200
		421,200
Hotels, Restaurants & Leisure - 0.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	325,000	297,375
10.5% 7/15/11 (d)	220,000	221,100
Domino's, Inc. 8.25% 7/1/11 (d)	70,000	71,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	35,000	37,625
Friendly Ice Cream Corp. 10.5% 12/1/07	135,000	138,038
Mohegan Tribal Gaming Authority 8.375% 7/1/11	30,000	32,250
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (d)(e)	40,000	34,600
MTR Gaming Group, Inc. 9.75% 4/1/10 (d)	60,000	62,100
Premier Parks, Inc. 9.75% 6/15/07	65,000	64,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	$ 95,000	$ 102,363
Town Sports International, Inc. 9.625% 4/15/11 (d)	70,000	73,325
Tricon Global Restaurants, Inc. 7.65% 5/15/08	65,000	73,450
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	50,000	52,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	670,000	664,975
		1,925,801
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	30,000	33,150
D.R. Horton, Inc.:
8% 2/1/09	310,000	342,550
8.5% 4/15/12	30,000	33,600
Juno Lighting, Inc. 11.875% 7/1/09	135,000	145,800
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	40,000	43,200
Lyon William Homes, Inc. 10.75% 4/1/13	165,000	174,900
Ryland Group, Inc.:
8.25% 4/1/08	65,000	67,600
9.125% 6/15/11	95,000	107,825
Standard Pacific Corp. 7.75% 3/15/13	280,000	296,800
		1,245,425
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	45,000	49,950
Media - 0.1%
AMC Entertainment, Inc.:
9.5% 3/15/09	60,000	61,500
9.875% 2/1/12	60,000	64,200
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (d)	30,000	30,825
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	160,000	154,400
Corus Entertainment, Inc. 8.75% 3/1/12	790,000	847,275
CSC Holdings, Inc.:
7.875% 2/15/18	125,000	129,375
9.875% 2/15/13	100,000	103,000
Diamond Holdings PLC yankee 9.125% 2/1/08	80,000	74,000
EchoStar DBS Corp. 10.375% 10/1/07	900,000	996,750
Lamar Media Corp. 7.25% 1/1/13 (d)	110,000	116,050
LBI Media, Inc. 10.125% 7/15/12	925,000	1,017,500
LodgeNet Entertainment Corp. 9.5% 6/15/13	30,000	30,750

	Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	$ 720,000	$ 806,400
PEI Holdings, Inc. 11% 3/15/10 (d)	70,000	77,350
PRIMEDIA, Inc.:
7.625% 4/1/08	25,000	25,375
8.875% 5/15/11	25,000	26,500
Rogers Cablesystems Ltd. yankee 11% 12/1/15	15,000	16,950
Rogers Communications, Inc. yankee 8.875% 7/15/07	65,000	66,950
Shaw Communications, Inc. yankee 7.2% 12/15/11	35,000	37,713
XM Satellite Radio, Inc. 12% 6/15/10 (d)	95,000	94,288
		4,777,151
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (d)	200,000	180,000
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 9% 6/15/12	80,000	78,400
Gap, Inc. 10.55% 12/15/08	20,000	24,200
Toys 'R' US, Inc. 7.875% 4/15/13	110,000	117,700
United Auto Group, Inc. 9.625% 3/15/12	295,000	315,650
		535,950
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (d)	205,000	184,500
Levi Strauss & Co.:
7% 11/1/06	45,000	36,000
11.625% 1/15/08	25,000	21,375
12.25% 12/15/12	40,000	33,200
		275,075
TOTAL CONSUMER DISCRETIONARY		9,410,552
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	315,000	331,538
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
6% 12/15/05 (d)	115,000	108,100
6.875% 8/15/13	90,000	77,850
7.625% 4/15/05	25,000	24,875
8.125% 5/1/10 (d)	110,000	114,400
9.5% 2/15/11 (d)	110,000	118,250
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	340,000	317,900
9.125% 12/15/11	115,000	107,525
		868,900
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	605,000	677,600
Del Monte Corp. 9.25% 5/15/11	45,000	49,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 205,000	$ 194,750
Dole Food Co., Inc. 7.25% 6/15/10 (d)	100,000	100,750
		1,022,150
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	35,000	35,525
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (d)	60,000	62,400
TOTAL CONSUMER STAPLES		2,320,513
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09	40,000	44,700
Universal Compression, Inc. 7.25% 5/15/10 (d)	320,000	334,400
		379,100
Oil & Gas - 0.0%
Chesapeake Energy Corp. 7.5% 9/15/13 (d)	110,000	117,150
General Maritime Corp. 10% 3/15/13 (d)	210,000	229,950
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	50,000	58,000
Houston Exploration Co. 7% 6/15/13 (d)	50,000	51,625
NGC Corp. 6.75% 12/15/05	80,000	75,600
Nuevo Energy Co.:
9.375% 10/1/10	30,000	32,325
9.5% 6/1/08	31,000	32,473
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (d)	205,000	213,200
Plains Exploration & Production Co. LP 8.75% 7/1/12 (d)	80,000	85,600
Tesoro Petroleum Corp. 8% 4/15/08 (d)	40,000	41,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	40,000	37,400
6.5% 6/1/08	30,000	26,850
6.95% 6/1/28	65,000	51,675
7.5% 8/15/06	120,000	115,800
7.75% 6/15/10	65,000	60,613
7.75% 10/15/35	40,000	33,600
		1,271,611
TOTAL ENERGY		1,650,711
FINANCIALS - 0.1%
Consumer Finance - 0.0%
AmeriCredit Corp. 9.875% 4/15/06	45,000	42,750

	Principal Amount	Value (Note 1)
Capital One Financial Corp.:
7.25% 12/1/03	$ 40,000	$ 40,800
8.75% 2/1/07	80,000	88,800
		172,350
Diversified Financial Services - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	100,000	93,000
6.875% 5/1/29	75,000	63,375
8.25% 7/15/10	260,000	262,600
Arch Western Finance LLC 6.75% 7/1/13 (d)	215,000	219,300
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	650,000	702,000
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	39,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	11,889	9,036
6.9% 1/2/17	23,773	18,068
7.73% 9/15/12	24,669	18,502
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	35,000	29,400
7.779% 1/2/12	751,351	601,080
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	45,000	48,150
FIMEP SA 10.5% 2/15/13 (d)	120,000	134,400
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (d)	235,000	232,650
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (d)	160,000	156,000
Huntsman Advanced Materials LLC 11% 7/15/10 (d)	60,000	62,400
IOS Capital LLC 7.25% 6/30/08	110,000	108,350
Leucadia National Corp. 7% 8/15/13 (d)	130,000	130,325
Moore North America Finance, Inc. 7.875% 1/15/11 (d)	90,000	94,050
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (d)	30,000	30,900
Northern Telecom Capital Corp. 7.875% 6/15/26	75,000	68,250
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	37,818	29,498
7.67% 1/2/15	39,608	32,875
7.691% 4/1/17	126,559	99,981
Qwest Capital Funding, Inc.:
5.875% 8/3/04	220,000	212,300
7% 8/3/09	100,000	82,000
7.25% 2/15/11	115,000	93,150
7.625% 8/3/21	70,000	55,300
7.75% 8/15/06	310,000	288,300
7.75% 2/15/31	120,000	93,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (d)	$ 130,000	$ 141,375
11% 2/15/13 (d)	30,000	32,850
U.S. West Capital Funding, Inc. 6.375% 7/15/08	85,000	69,275
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (d)	190,000	209,000
Western Financial Bank 9.625% 5/15/12	40,000	43,200
		4,612,640
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (d)	130,000	131,950
Real Estate - 0.0%
CBRE Escrow, Inc. 9.75% 5/15/10 (d)	265,000	280,900
LNR Property Corp.:
7.625% 7/15/13 (d)	90,000	90,900
9.375% 3/15/08	10,000	10,400
10.5% 1/15/09	40,000	42,400
Senior Housing Properties Trust 7.875% 4/15/15	60,000	61,200
		485,800
TOTAL FINANCIALS		5,402,740
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13 (d)	100,000	107,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	620,000	708,350
Psychiatric Solutions, Inc. 10.625% 6/15/13 (d)	40,000	41,100
Rotech Healthcare, Inc. 9.5% 4/1/12	120,000	123,000
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,375
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	215,000	207,475
		1,265,550
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	515,000	566,500
TOTAL HEALTH CARE		1,832,050
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Aviall, Inc. 7.625% 7/1/11 (d)	110,000	110,550
Esterline Technologies Corp. 7.75% 6/15/13 (d)	30,000	31,050
		141,600
Airlines - 0.0%
Delta Air Lines, Inc. 7.9% 12/15/09	25,000	19,750

	Principal Amount	Value (Note 1)
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 19,250
9.875% 3/15/07	45,000	35,550
		74,550
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (d)	80,000	80,600
Jacuzzi Brands, Inc. 9.625% 7/1/10 (d)(e)	40,000	40,000
Nortek, Inc.:
9.125% 9/1/07	20,000	20,600
9.25% 3/15/07	30,000	30,825
		172,025
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.875% 4/15/13	140,000	146,475
9.25% 9/1/12 (d)	115,000	127,075
10% 8/1/09	15,000	16,013
American Color Graphics, Inc. 10% 6/15/10 (d)(e)	130,000	130,650
Mobile Mini, Inc. 9.5% 7/1/13 (d)	120,000	124,200
National Waterworks, Inc. 10.5% 12/1/12	60,000	66,600
		611,013
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (d)	140,000	140,700
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee:
5.8% 8/1/06	5,000	5,163
6.375% 2/15/06	120,000	125,100
7% 6/15/28	85,000	85,850
		216,113
Machinery - 0.0%
Cummins, Inc.:
5.65% 3/1/98	110,000	74,800
9.5% 12/1/10 (d)	75,000	84,375
Dresser, Inc. 9.375% 4/15/11	125,000	128,750
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (d)	110,000	112,200
Terex Corp. 8.875% 4/1/08	60,000	62,400
TriMas Corp. 9.875% 6/15/12 (d)	90,000	91,800
		737,925
TOTAL INDUSTRIALS		2,093,926
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. 6.125% 2/15/06	130,000	125,450
Northern Telecom Ltd. yankee 6.875% 9/1/23	70,000	59,500
Qwest Services Corp.:
13% 12/15/07 (d)	75,000	82,500
13.5% 12/15/10 (d)	130,000	146,900
14% 12/15/14 (d)	472,000	549,880
		964,230
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 25,000	$ 27,000
Electronic Equipment & Instruments - 0.0%
Avnet, Inc. 9.75% 2/15/08	110,000	124,300
Ingram Micro, Inc. 9.875% 8/15/08	40,000	43,600
PerkinElmer, Inc. 8.875% 1/15/13	140,000	152,950
Solectron Corp. 7.375% 3/1/06	255,000	253,725
		574,575
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (d)	60,000	60,000
Iron Mountain, Inc. 6.625% 1/1/16	220,000	216,700
Titan Corp. 8% 5/15/11 (d)	110,000	116,050
		392,750
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	120,000	120,300
7.15% 8/1/04	15,000	15,338
7.2% 4/1/16	200,000	190,000
7.625% 6/15/13	120,000	120,300
		445,938
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (d)	40,000	45,200
Amkor Technology, Inc. 7.75% 5/15/13 (d)	80,000	75,600
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	125,000	105,625
		226,425
TOTAL INFORMATION TECHNOLOGY		2,630,918
MATERIALS - 0.1%
Chemicals - 0.0%
Geon Co. 6.875% 12/15/05	25,000	23,250
HMP Equity Holdings Corp. 0% 5/15/08 unit (d)	190,000	95,000
Huntsman International LLC 9.875% 3/1/09 (d)	105,000	108,675
Methanex Corp. yankee 7.75% 8/15/05	290,000	305,950
Millennium America, Inc.:
9.25% 6/15/08	75,000	81,000
9.25% 6/15/08 (d)	40,000	43,200
OMNOVA Solutions, Inc. 11.25% 6/1/10 (d)	100,000	109,000
PolyOne Corp. 8.875% 5/1/12	105,000	93,450

	Principal Amount	Value (Note 1)
Resolution Performance Products LLC:
9.5% 4/15/10	$ 100,000	$ 104,500
13.5% 11/15/10	30,000	30,000
		994,025
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (d)	240,000	252,000
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 11% 2/15/13 (d)	120,000	129,600
BWAY Corp. 10% 10/15/10 (d)	40,000	40,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (d)	230,000	234,025
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (d)	70,000	73,675
8.25% 5/15/13 (d)	130,000	136,500
8.75% 11/15/12	65,000	70,525
8.875% 2/15/09	550,000	595,375
Owens-Illinois, Inc.:
7.15% 5/15/05	360,000	366,300
7.35% 5/15/08	175,000	172,375
7.5% 5/15/10	35,000	34,300
7.8% 5/15/18	235,000	220,900
		2,074,375
Metals & Mining - 0.0%
Peabody Energy Corp. 6.875% 3/15/13 (d)	150,000	156,750
Phelps Dodge Corp. 8.75% 6/1/11	730,000	851,764
Salt Holdings Corp., Inc.:
0% 12/15/12 (c)(d)	140,000	94,850
0% 6/1/13 (c)(d)	220,000	123,200
Steel Dynamics, Inc. 9.5% 3/15/09	55,000	57,750
		1,284,314
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7.375% 12/1/25	25,000	22,000
7.5% 5/15/06	285,000	292,125
8.125% 5/15/11	130,000	133,575
8.875% 5/15/31	10,000	9,800
Norske Skog Canada Ltd. 8.625% 6/15/11 (d)	150,000	156,563
		614,063
TOTAL MATERIALS		5,218,777
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Qwest Corp. 8.875% 3/15/12 (d)	430,000	480,525
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	150,000	153,000
9.375% 6/1/08	20,000	20,900
Triton PCS, Inc.:
8.75% 11/15/11	120,000	119,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.: - continued
9.375% 2/1/11	$ 175,000	$ 178,500
U.S. West Communications 6.875% 9/15/33	60,000	54,900
		1,007,225
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09	170,000	170,000
Crown Castle International Corp.:
9.375% 8/1/11	90,000	93,375
9.5% 8/1/11	295,000	303,850
10.75% 8/1/11	85,000	91,375
Nextel Communications, Inc.:
9.375% 11/15/09	170,000	182,325
9.5% 2/1/11	40,000	44,400
9.75% 10/31/07	625,000	650,000
9.95% 2/15/08	180,000	189,000
Nextel Partners, Inc. 8.125% 7/1/11 (d)	125,000	124,375
Rogers Wireless, Inc. 9.625% 5/1/11	60,000	67,800
SBA Communications Corp. 10.25% 2/1/09	50,000	45,000
		1,961,500
TOTAL TELECOMMUNICATION SERVICES		2,968,725
UTILITIES - 0.1%
Electric Utilities - 0.0%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (d)	114,496	117,931
Series B, 10.25% 11/15/07 (d)(f)	10,500	10,080
7.8% 3/15/11	250,000	207,500
8.75% 4/15/12 (d)	280,000	239,400
CMS Energy Corp. 8.5% 4/15/11	890,000	921,150
Edison International 6.875% 9/15/04	55,000	55,550
Illinois Power Co. 11.5% 12/15/10 (d)	210,000	239,400
Midland Funding Corp. II 11.75% 7/23/05	55,000	59,125
Nevada Power Co. 10.875% 10/15/09	115,000	129,375
Pacific Gas & Electric Co. 6.25% 3/1/04	375,000	375,000
PG&E Corp. 6.875% 7/15/08 (d)	90,000	93,375
Southern California Edison Co.:
7.25% 3/1/26	115,000	116,438
8% 2/15/07 (d)	80,000	88,000
TECO Energy, Inc. 10.5% 12/1/07	160,000	184,000
		2,836,324

	Principal Amount	Value (Note 1)
Gas Utilities - 0.0%
ANR Pipeline, Inc. 9.625% 11/1/21	$ 135,000	$ 159,300
Dynegy Holdings, Inc.:
7.45% 7/15/06	75,000	71,250
8.125% 3/15/05	65,000	63,050
El Paso Energy Corp.:
6.75% 5/15/09	65,000	59,475
6.95% 12/15/07	175,000	163,625
7.375% 12/15/12	10,000	8,950
7.75% 1/15/32	60,000	50,550
7.8% 8/1/31	50,000	41,250
8.05% 10/15/30	380,000	328,700
SEMCO Energy, Inc.:
7.125% 5/15/08 (d)	30,000	31,200
7.75% 5/15/13 (d)	30,000	31,800
Sonat, Inc.:
6.625% 2/1/08	130,000	116,350
6.75% 10/1/07	70,000	63,263
6.875% 6/1/05	470,000	455,900
Southern Natural Gas Co. 8.875% 3/15/10 (d)	60,000	65,700
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	35,000	35,000
8.875% 7/15/12	20,000	22,550
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	15,000	14,700
		1,782,613
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.375% 8/15/07	75,000	70,125
8.5% 11/1/07	55,000	51,425
8.75% 6/15/08	40,000	39,400
8.75% 5/15/13 (d)	285,000	296,400
8.875% 2/15/11	81,000	78,975
9% 5/15/15 (d)	150,000	156,375
9.375% 9/15/10	19,000	19,095
9.5% 6/1/09	161,000	161,805
10% 12/12/05 (d)	50,000	51,250
10.25% 7/15/06	60,000	59,100
El Paso Corp.:
7% 5/15/11	140,000	127,400
7.875% 6/15/12 (d)	45,000	41,681
El Paso Production Holding Co. 7.75% 6/1/13 (d)	320,000	320,400
Reliant Resources, Inc.:
9.25% 7/15/10 (d)	100,000	100,500
9.5% 7/15/13 (d)	90,000	90,675
Western Resources, Inc. 9.75% 5/1/07	155,000	173,600
Williams Companies, Inc.:
6.5% 8/1/06	100,000	98,000
6.75% 1/15/06	125,000	122,188
7.125% 9/1/11	775,000	755,625
7.625% 7/15/19	175,000	169,750
7.75% 6/15/31	40,000	38,800
7.875% 9/1/21	140,000	137,550
8.125% 3/15/12	85,000	87,125
8.625% 6/1/10	150,000	156,938
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32	$ 40,000	$ 41,600
9.25% 3/15/04	100,000	102,500
		3,548,282
TOTAL UTILITIES		8,167,219
TOTAL NONCONVERTIBLE BONDS		41,696,131
TOTAL CORPORATE BONDS (Cost $121,886,913)		127,651,272
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	60,326,080	60,326,080
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	32,303,550	32,303,550
TOTAL MONEY MARKET FUNDS (Cost $92,629,630)		92,629,630
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,969,528,776)	8,735,375,176
NET OTHER ASSETS - (0.3)%	(25,414,714)
NET ASSETS - 100%	$ 8,709,960,462
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,325,700 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,029,757,674 and $1,202,846,718, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $60,895 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $15,806,636. The weighted average interest rate was 1.39%. Interest expense includes $20,071 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $3,050,125. The weighted average interest rate was 1.68%. Interest expense includes $1,137 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $127,840,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,978,451) (cost $7,969,528,776) - See accompanying schedule		$ 8,735,375,176
Cash		276,744
Receivable for investments sold		17,100,070
Receivable for fund shares sold		4,762,996
Dividends receivable		12,443,826
Interest receivable		1,618,385
Redemption fees receivable		10
Other receivables		57,320
Total assets		8,771,634,527

Liabilities
Payable for investments purchased Regular delivery	$ 14,066,644
Delayed delivery	204,000
Payable for fund shares redeemed	10,926,627
Accrued management fee	3,552,359
Distribution fees payable	194,119
Other payables and accrued expenses	426,766
Collateral on securities loaned, at value	32,303,550
Total liabilities		61,674,065

Net Assets		$ 8,709,960,462
Net Assets consist of:
Paid in capital		$ 7,986,611,076
Undistributed net investment income		76,409,653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,909,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		765,849,505
Net Assets		$ 8,709,960,462
Initial Class: Net Asset Value, offering price and redemption price per share ($7,244,489,053 ÷ 367,912,682 shares)		$ 19.69
Service Class: Net Asset Value, offering price and redemption price per share ($880,794,139 ÷ 44,857,125 shares)		$ 19.64
Service Class 2: Net Asset Value, offering price and redemption price per share ($583,761,981 ÷ 29,900,210 shares)		$ 19.52
Service Class 2R: Net Asset Value, offering price and redemption price per share ($915,289 ÷ 46,982 shares)		$ 19.48

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends		$ 97,852,702
Interest		4,036,717
Security lending		124,537
Total income		102,013,956

Expenses
Management fee	$ 19,332,228
Transfer agent fees	2,742,609
Distribution fees	972,967
Accounting and security lending fees	399,253
Non-interested trustees' compensation	16,114
Depreciation in deferred trustee compensation account	(22,360)
Custodian fees and expenses	80,861
Audit	47,943
Legal	12,220
Interest	21,208
Miscellaneous	169,601
Total expenses before reductions	23,772,644
Expense reductions	(478,976)	23,293,668
Net investment income (loss)		78,720,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,944,528
Foreign currency transactions	29,074
Total net realized gain (loss)		16,973,602
Change in net unrealized appreciation (depreciation) on: Investment securities	728,855,641
Assets and liabilities in foreign currencies	(23,730)
Total change in net unrealized appreciation (depreciation)		728,831,911
Net gain (loss)		745,805,513
Net increase (decrease) in net assets resulting from operations		$ 824,525,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 78,720,288	$ 156,904,928
Net realized gain (loss)	16,973,602	(136,493,863)
Change in net unrealized appreciation (depreciation)	728,831,911	(1,811,259,080)
Net increase (decrease) in net assets resulting from operations	824,525,801	(1,790,848,015)
Distributions to shareholders from net investment income	(152,426,442)	(162,342,476)
Distributions to shareholders from net realized gain	-	(222,300,466)
Total distributions	(152,426,442)	(384,642,942)
Share transactions - net increase (decrease)	(33,697,536)	(71,251,438)
Redemption fees	906	259
Total increase (decrease) in net assets	638,402,729	(2,246,742,136)

Net Assets
Beginning of period	8,071,557,733	10,318,299,869
End of period (including undistributed net investment income of $76,409,653 and undistributed net investment income of $154,882,636, respectively)	$ 8,709,960,462	$ 8,071,557,733
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	16,976,465	6,193,408	9,178,141	54,310
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(36,646,287)	(4,812,738)	(2,154,576)	(34,576)
Net increase (decrease)	(11,800,554)	2,228,393	7,476,562	20,816

Dollars Sold	$ 312,325,235	$ 113,561,617	$ 165,872,414	$ 1,024,730
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(653,424,428)	(86,066,956)	(38,852,327)	(564,263)
Net increase (decrease)	$ (210,233,260)	$ 41,558,378	$ 134,499,064	$ 478,282

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	55,802,238	11,112,619	17,439,374	30,522
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(99,410,660)	(6,864,417)	(5,462,708)	(4,356)
Net increase (decrease)	(27,237,166)	5,753,060	12,414,453	26,166

Dollars Sold	$ 1,171,193,465	$ 231,985,655	$ 345,877,938	$ 576,334
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(1,967,582,454)	(132,366,206)	(105,497,795)	(81,297)
Net increase (decrease)	$ (452,428,890)	$ 131,161,281	$ 249,521,134	$ 495,037

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,218	$ 12,920,750	$ 3,744,508	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,099	$ 31,541,832	$ 9,141,011	$ -

A For the period April 24, 2002 (commencement of sales of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Income from Investment Operations
Net investment income (loss) E	.18	.34	.34	.40	.41	.38
Net realized and unrealized gain (loss)	1.70	(4.08)	(1.51)	1.46	1.10	2.31
Total from investment operations	1.88	(3.74)	(1.17)	1.86	1.51	2.69
Distributions from net investment income	(.35)	(.36)	(.42)	(.44)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.35)	(.85)	(1.60)	(2.05)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.69	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42
Total Return B,C,D	10.71%	(16.95)%	(4.96)%	8.42%	6.33%	11.63%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56% A	.56%	.57%	.55%	.56%	.57%
Net investment income (loss)	1.99% A	1.70%	1.47%	1.68%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,244,489	$ 6,895,940	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912
Portfolio turnover rate	26% A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Income from Investment Operations
Net investment income (loss)E	.17	.32	.31	.37	.38	.36
Net realized and unrealized gain (loss)	1.70	(4.06)	(1.51)	1.46	1.11	2.31
Total from investment operations	1.87	(3.74)	(1.20)	1.83	1.49	2.67
Distributions from net investment income	(.33)	(.34)	(.40)	(.43)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.33)	(.83)	(1.58)	(2.04)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.64	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39
Total ReturnB,C,D	10.67%	(17.00)%	(5.09)%	8.30%	6.25%	11.54%
Ratios to Average Net AssetsF
Expenses before expense reductions	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of voluntary waivers, if any	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of all reductions	.66%A	.66%	.67%	.65%	.66%	.67%
Net investment income (loss)	1.89%A	1.60%	1.37%	1.58%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,794	$ 771,516	$ 836,017	$ 634,897	$ 437,332	$ 225,145
Portfolio turnover rate	26%A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.16	.28	.27	.32
Net realized and unrealized gain (loss)	1.68	(4.04)	(1.50)	1.95
Total from investment operations	1.84	(3.76)	(1.23)	2.27
Distributions from net investment income	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)
Total distributions	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E,G	- E,G	-	-
Net asset value, end of period	$ 19.52	$ 18.00	$ 22.59	$ 25.41
Total Return B,C,D	10.55%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.82%A	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.82%A	.83%	.84%	.83% A
Expenses net of all reductions	.81%A	.82%	.83%	.82% A
Net investment income (loss)	1.74%A	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 583,762	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	26%A	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

H For the period January 12, 2000 (commencement of sales of shares) to December 31, 2000.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.15	.18
Net realized and unrealized gain (loss)	1.69	(4.01)
Total from investment operations	1.84	(3.83)
Distributions from net investment income	(.35)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 19.48	$ 17.99
Total Return B,C,D	10.58%	(17.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.82% A	.85% A
Expenses net of voluntary waivers, if any	.82% A	.85% A
Expenses net of all reductions	.81% A	.84% A
Net investment income (loss)	1.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 915	$ 471
Portfolio turnover rate	26% A	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity-Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,703,193,152	|
Unrealized depreciation	(950,439,083)
Net unrealized appreciation (depreciation)	$ 752,754,069
Cost for federal income tax purposes	$ 7,982,621,107

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 393,406	|
Service Class 2	578,824
Service Class 2R	737
	$ 972,967

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 2,302,677	|
Service Class	269,551
Service Class 2	170,175
Service Class 2R	206
	$ 2,742,609

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $171,761 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $477,996 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $980.

9. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the fund.

Equity-Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPEI-SANN-0803
1.705693.105

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Pfizer, Inc.	4.2
Microsoft Corp.	3.8
Johnson & Johnson	3.1
Merck & Co., Inc.	2.6
Wal-Mart Stores, Inc.	2.5
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	33.2
Health Care	22.4
Consumer Discretionary	12.9
Financials	12.0
Consumer Staples	5.8
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	99.5%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	7.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (a)	991,850	$ 35,726,437
Darden Restaurants, Inc.	462,900	8,785,842
		44,512,279
Household Durables - 0.8%
Centex Corp.	91,600	7,125,564
KB Home	106,100	6,576,078
Leggett & Platt, Inc.	856,400	17,556,200
Maytag Corp.	241,970	5,908,907
Pulte Homes, Inc.	98,000	6,042,680
Whirlpool Corp.	487,400	31,047,380
		74,256,809
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	296,600	30,899,788
Leisure Equipment & Products - 0.4%
Mattel, Inc.	1,760,600	33,310,552
Media - 6.7%
AOL Time Warner, Inc. (a)	7,776,900	125,130,321
Comcast Corp.:
Class A (a)	643,124	19,409,482
Class A (special) (a)	1,843,900	53,159,637
Cox Communications, Inc. Class A (a)	1,319,700	42,098,430
E.W. Scripps Co. Class A	495,500	43,960,760
Fox Entertainment Group, Inc. Class A (a)	1,772,500	51,012,550
General Motors Corp. Class H (a)	3,571,700	45,753,477
Interpublic Group of Companies, Inc.	1,705,600	22,820,928
Lamar Advertising Co. Class A (a)	848,700	29,882,727
Pixar (a)	450,000	27,378,000
Scholastic Corp. (a)	308,015	9,172,687
Tribune Co.	544,500	26,299,350
Univision Communications, Inc. Class A (a)	1,220,600	37,106,240
Viacom, Inc. Class B (non-vtg.) (a)	1,081,430	47,215,234
Walt Disney Co.	1,344,200	26,547,950
		606,947,773
Multiline Retail - 0.3%
Saks, Inc. (a)	2,452,800	23,792,160
Specialty Retail - 3.9%
AutoZone, Inc. (a)	103,200	7,840,104
Best Buy Co., Inc. (a)	1,529,000	67,153,680
Borders Group, Inc. (a)	556,400	9,798,204
Gap, Inc.	1,299,500	24,378,620
Home Depot, Inc.	3,996,400	132,360,768
Limited Brands, Inc.	1,965,700	30,468,350
Lowe's Companies, Inc.	1,333,430	57,270,819
Weight Watchers International, Inc. (a)	472,700	21,503,123
		350,773,668
TOTAL CONSUMER DISCRETIONARY		1,164,493,029

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
PepsiCo, Inc.	945,500	$ 42,074,750
The Coca-Cola Co.	1,858,300	86,243,703
		128,318,453
Food & Staples Retailing - 3.1%
Sysco Corp.	1,600,100	48,067,004
Wal-Mart Stores, Inc.	4,238,800	227,496,396
		275,563,400
Household Products - 0.8%
Procter & Gamble Co.	784,860	69,993,815
Personal Products - 0.5%
Gillette Co.	1,370,100	43,651,386
TOTAL CONSUMER STAPLES		517,527,054
ENERGY - 5.4%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	1,181,770	39,672,019
BJ Services Co. (a)	1,200,360	44,845,450
Cooper Cameron Corp. (a)	720,600	36,303,828
ENSCO International, Inc.	784,700	21,108,430
Global Industries Ltd. (a)	2,926,465	14,105,561
Grant Prideco, Inc. (a)	504,400	5,926,700
Nabors Industries Ltd. (a)	594,610	23,516,826
National-Oilwell, Inc. (a)	1,114,600	24,521,200
Noble Corp. (a)	908,400	31,158,120
Schlumberger Ltd. (NY Shares)	807,300	38,403,261
Smith International, Inc. (a)	887,300	32,599,402
Tidewater, Inc.	765,200	22,473,924
Transocean, Inc.	404,400	8,884,668
Varco International, Inc. (a)	1,266,100	24,815,560
Weatherford International Ltd. (a)	1,042,440	43,678,236
		412,013,185
Oil & Gas - 0.8%
Apache Corp.	445,410	28,978,375
Burlington Resources, Inc.	272,800	14,750,296
YUKOS Corp. sponsored ADR	458,625	25,522,481
		69,251,152
TOTAL ENERGY		481,264,337
FINANCIALS - 12.0%
Capital Markets - 2.3%
Bank of New York Co., Inc.	957,300	27,522,375
Charles Schwab Corp.	4,444,750	44,847,528
Goldman Sachs Group, Inc.	508,000	42,545,000
Merrill Lynch & Co., Inc.	964,600	45,027,528
Morgan Stanley	853,300	36,478,575
Nomura Holdings, Inc.	983,000	12,516,434
		208,937,440
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 2.3%
Bank of America Corp.	622,500	$ 49,196,175
Bank One Corp.	2,207,690	82,081,914
Fifth Third Bancorp	1,026,300	58,848,042
UCBH Holdings, Inc.	673,700	19,321,716
		209,447,847
Consumer Finance - 1.9%
American Express Co.	1,210,900	50,627,729
MBNA Corp.	3,775,730	78,686,213
SLM Corp.	1,086,300	42,550,371
		171,864,313
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,634,710	69,965,588
Insurance - 3.4%
ACE Ltd.	1,202,200	41,223,438
AFLAC, Inc.	1,573,720	48,391,890
American International Group, Inc.	3,373,366	186,142,336
Travelers Property Casualty Corp.:
Class A	145,447	2,312,607
Class B	1,867,830	29,455,679
		307,525,950
Real Estate - 0.0%
Corrections Corp. of America (a)	7,453	188,784
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	1,654,600	111,586,224
TOTAL FINANCIALS		1,079,516,146
HEALTH CARE - 22.4%
Biotechnology - 3.5%
Amgen, Inc. (a)	2,114,200	140,467,448
Biogen, Inc. (a)	16,600	630,800
Cephalon, Inc. (a)	567,700	23,366,532
CSL Ltd.	917,900	7,388,106
Genentech, Inc. (a)	626,400	45,175,968
Geneprot, Inc. (d)	826,000	2,891,000
Genzyme Corp. - General Division (a)	501,500	20,962,700
IDEC Pharmaceuticals Corp. (a)	725,900	24,680,600
ImClone Systems, Inc. (a)	653,447	20,661,994
MedImmune, Inc. (a)	602,600	21,916,562
Tanox, Inc. (a)	523,600	8,403,780
		316,545,490
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	1,302,700	59,533,390
Boston Scientific Corp. (a)	1,117,700	68,291,470
Medtronic, Inc.	1,929,700	92,567,709
Orthologic Corp. (a)	3,336	15,312
St. Jude Medical, Inc. (a)	1,019,400	58,615,500
		279,023,381

	Shares	Value (Note 1)
Health Care Providers & Services - 0.6%
McKesson Corp.	1,209,600	$ 43,231,104
WebMD Corp. (a)	884,060	9,574,370
		52,805,474
Pharmaceuticals - 15.2%
Abbott Laboratories	2,938,100	128,571,256
Barr Laboratories, Inc. (a)	779,550	51,060,525
Eli Lilly & Co.	645,770	44,538,757
Johnson & Johnson	5,467,620	282,675,954
Merck & Co., Inc.	3,810,860	230,747,573
Pfizer, Inc.	11,090,325	378,734,594
Schering-Plough Corp.	3,851,900	71,645,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	708,577	40,339,289
Wyeth	3,049,000	138,881,950
		1,367,195,238
TOTAL HEALTH CARE		2,015,569,583
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Goodrich Corp.	1,061,300	22,287,300
Lockheed Martin Corp.	786,220	37,400,485
Northrop Grumman Corp.	465,200	40,142,108
		99,829,893
Airlines - 0.6%
Delta Air Lines, Inc.	2,001,800	29,386,424
Northwest Airlines Corp. (a)	2,108,986	23,810,452
		53,196,876
Commercial Services & Supplies - 1.1%
ChoicePoint, Inc. (a)	242,300	8,364,196
Corinthian Colleges, Inc. (a)	462,600	22,468,482
Monster Worldwide, Inc.	1,282,889	25,311,400
Robert Half International, Inc. (a)	2,212,700	41,908,538
		98,052,616
Industrial Conglomerates - 2.4%
3M Co.	201,100	25,937,878
General Electric Co.	3,635,440	104,264,419
Tyco International Ltd.	4,780,300	90,730,094
		220,932,391
Machinery - 0.1%
Joy Global, Inc. (a)	385,600	5,695,312
TOTAL INDUSTRIALS		477,707,088
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 4.6%
3Com Corp. (a)	2,736,300	12,805,884
Advanced Fibre Communications, Inc. (a)	991,100	16,125,197
Cisco Systems, Inc. (a)	5,544,920	92,544,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Emulex Corp. (a)	149,500	$ 3,404,115
Foundry Networks, Inc. (a)	1,539,100	22,163,040
Harris Corp.	1,192,900	35,846,645
Juniper Networks, Inc. (a)	2,984,900	36,923,213
Motorola, Inc.	5,924,050	55,863,792
Nortel Networks Corp. (a)	17,706,000	47,806,200
QUALCOMM, Inc.	668,800	23,909,600
Scientific-Atlanta, Inc.	958,300	22,845,872
Telefonaktiebolaget LM Ericsson ADR (a)	4,073,400	43,300,242
		413,538,515
Computers & Peripherals - 4.0%
Apple Computer, Inc. (a)	1,614,100	30,861,592
ATI Technologies, Inc. (a)	1,222,400	12,153,257
Dell Computer Corp. (a)	5,549,500	177,362,020
EMC Corp. (a)	919,300	9,625,071
International Business Machines Corp.	316,570	26,117,025
Lexmark International, Inc. Class A (a)	702,400	49,708,848
Network Appliance, Inc. (a)	1,440,300	23,347,263
Sun Microsystems, Inc. (a)	6,957,500	32,004,500
		361,179,576
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	3,235,860	63,261,063
Amphenol Corp. Class A (a)	511,691	23,957,373
Celestica, Inc. (sub. vtg.) (a)	1,222,530	19,157,022
Flextronics International Ltd. (a)	856,400	8,897,996
National Instruments Corp. (a)	472,451	17,849,199
Sanmina-SCI Corp. (a)	4,656,200	29,380,622
Waters Corp. (a)	832,300	24,244,899
		186,748,174
Internet Software & Services - 1.1%
EarthLink, Inc. (a)	1,541,175	12,159,871
Overture Services, Inc. (a)	1,500,637	27,206,549
Yahoo!, Inc. (a)	1,922,788	62,990,535
		102,356,955
IT Services - 1.8%
Concord EFS, Inc. (a)	589,900	8,683,328
First Data Corp.	2,202,400	91,267,456
Paychex, Inc.	2,171,900	63,658,389
		163,609,173
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices, Inc. (a)	3,202,400	20,527,384
Agere Systems, Inc.:
Class A (a)	10,101,845	23,537,299
Class B (a)	11,223,709	25,814,531
Altera Corp. (a)	1,352,100	22,174,440
Analog Devices, Inc. (a)	1,550,700	53,995,374
Applied Materials, Inc. (a)	4,140,600	65,669,916
ASML Holding NV (NY Shares) (a)	7,007,587	66,992,532

	Shares	Value (Note 1)
Atmel Corp. (a)	7,940,400	$ 20,089,212
Broadcom Corp. Class A (a)	2,142,700	53,374,657
Cabot Microelectronics Corp. (a)	183,200	9,246,104
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,653,600	8,516,040
Cypress Semiconductor Corp. (a)	1,827,700	21,932,400
Integrated Circuit Systems, Inc. (a)	410,800	12,911,444
Integrated Device Technology, Inc. (a)	2,430,100	26,852,605
Intel Corp.	7,907,700	164,353,637
Intersil Corp. Class A (a)	1,431,301	38,086,920
KLA-Tencor Corp. (a)	953,920	44,347,741
Lam Research Corp. (a)	2,537,800	46,213,338
LSI Logic Corp. (a)	2,769,000	19,604,520
Marvell Technology Group Ltd. (a)	1,155,400	39,711,098
Micron Technology, Inc. (a)	4,519,400	52,560,622
National Semiconductor Corp. (a)	582,200	11,480,984
NVIDIA Corp. (a)	1,970,283	45,336,212
QLogic Corp. (a)	524,437	25,346,040
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,423,232	54,666,179
Teradyne, Inc. (a)	2,072,400	35,873,244
Texas Instruments, Inc.	4,084,650	71,889,840
United Microelectronics Corp. sponsored ADR (a)	5,672,400	21,271,500
Xilinx, Inc. (a)	739,500	18,716,745
		1,121,092,558
Software - 7.1%
Adobe Systems, Inc.	1,295,600	41,549,892
Business Objects SA sponsored ADR (a)	396,100	8,694,395
Cadence Design Systems, Inc. (a)	1,955,800	23,586,948
Compuware Corp. (a)	3,338,056	19,260,583
Electronic Arts, Inc. (a)	913,884	67,618,277
Hyperion Solutions Corp. (a)	287,607	9,709,612
Microsoft Corp.	13,295,677	340,502,288
Nintendo Co. Ltd.	139,900	10,204,086
Synopsys, Inc. (a)	662,478	40,974,264
Take-Two Interactive Software, Inc. (a)	1,168,500	33,115,290
VERITAS Software Corp. (a)	1,482,331	42,498,430
		637,714,065
TOTAL INFORMATION TECHNOLOGY		2,986,239,016
MATERIALS - 1.8%
Chemicals - 0.7%
Dow Chemical Co.	846,900	26,220,024
Lyondell Chemical Co.	3,010,600	40,733,418
		66,953,442
Construction Materials - 0.3%
Florida Rock Industries, Inc.	582,600	24,049,728
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,034,200	14,240,934
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.6%
Arch Coal, Inc.	949,500	$ 21,819,510
CONSOL Energy, Inc.	384,500	8,743,530
Massey Energy Co.	1,174,400	15,443,360
Peabody Energy Corp.	264,200	8,874,478
		54,880,878
TOTAL MATERIALS		160,124,982
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	1,386,500	25,067,920
Vodafone Group PLC sponsored ADR	1,826,400	35,888,760
		60,956,680
TOTAL COMMON STOCKS (Cost $7,536,439,726)		8,943,397,915
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	88,646	88,646
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,528,257)		88,646
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,523,000	1,827,600
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,827,600
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	105,859,455	105,859,455
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	13,809,300	13,809,300
TOTAL MONEY MARKET FUNDS (Cost $119,668,755)		119,668,755
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,659,159,738)		9,064,982,916
NET OTHER ASSETS - (0.8)%		(73,873,673)
NET ASSETS - 100%		$ 8,991,109,243
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,827,600 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,452,653,342 and $2,679,967,996, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $413,077 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,979,646 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $22,562,583. The weighted average interest rate was 1.39%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $4,287,791,000 of which $2,090,079,000 and $2,197,712,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,280,873) (cost $7,659,159,738) - See accompanying schedule		$ 9,064,982,916
Foreign currency held at value (cost $160,261)		160,140
Receivable for investments sold		6,892,466
Receivable for fund shares sold		5,213,511
Dividends receivable		6,189,174
Interest receivable		56,806
Redemption fees receivable		10
Other receivables		1,148,940
Total assets		9,084,643,963

Liabilities
Payable for investments purchased	$ 53,159,380
Payable for fund shares redeemed	21,581,186
Accrued management fee	4,435,200
Distribution fees payable	173,693
Other payables and accrued expenses	375,961
Collateral on securities loaned, at value	13,809,300
Total liabilities		93,534,720

Net Assets		$ 8,991,109,243
Net Assets consist of:
Paid in capital		$ 12,320,315,028
Undistributed net investment income		12,944,578
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,747,970,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,820,404
Net Assets		$ 8,991,109,243

Initial Class: Net Asset Value, offering price and redemption price per share ($7,444,464,668 ÷ 280,856,552 shares)		$ 26.51

Service Class: Net Asset Value, offering price and redemption price per share ($1,184,483,129 ÷ 44,846,953 shares)		$ 26.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($361,651,753 ÷ 13,770,302 shares)		$ 26.26

Service Class 2R: Net Asset Value, offering price and redemption price per share ($509,693 ÷ 19,453 shares)		$ 26.20

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 39,738,324
Interest		714,237
Security lending		130,432
Total income		40,582,993

Expenses
Management fee	$ 24,297,641
Transfer agent fees	2,859,164
Distribution fees	889,189
Accounting and security lending fees	408,147
Non-interested trustees' compensation	15,819
Depreciation in deferred trustee compensation account	(36,778)
Custodian fees and expenses	65,677
Audit	46,742
Legal	14,849
Interest	10,486
Miscellaneous	161,416
Total expenses before reductions	28,732,352
Expense reductions	(1,413,315)	27,319,037
Net investment income (loss)		13,263,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(313,113,971)
Foreign currency transactions	(56,481)
Total net realized gain (loss)		(313,170,452)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,361,132,642
Assets and liabilities in foreign currencies	(619)
Total change in net unrealized appreciation (depreciation)		1,361,132,023
Net gain (loss)		1,047,961,571
Net increase (decrease) in net assets resulting from operations		$ 1,061,225,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,263,956	$ 24,471,733
Net realized gain (loss)	(313,170,452)	(2,263,336,460)
Change in net unrealized appreciation (depreciation)	1,361,132,023	(1,669,661,651)
Net increase (decrease) in net assets resulting from operations	1,061,225,527	(3,908,526,378)
Distributions to shareholders from net investment income	(23,104,405)	(25,839,894)
Share transactions - net increase (decrease)	(360,651,094)	(1,057,887,768)
Redemption fees	435	134
Total increase (decrease) in net assets	677,470,463	(4,992,253,906)
Net Assets
Beginning of period	8,313,638,780	13,305,892,686
End of period (including undistributed net investment income of $12,944,578 and undistributed net investment income of $22,669,639, respectively)	$ 8,991,109,243	$ 8,313,638,780
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	12,260,756	4,550,069	5,828,400	14,693
Reinvested	941,499	102,591	14,708	31
Redeemed	(31,718,625)	(5,161,367)	(2,350,846)	(4,340)
Net increase (decrease)	(18,516,370)	(508,707)	3,492,262	10,384
Dollars Sold	$ 297,648,018	$ 110,622,660	$ 140,187,600	$ 371,400
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(755,505,403)	(121,473,153)	(55,502,416)	(104,205)
Net increase (decrease)	$ (437,304,453)	$ (8,618,115)	$ 85,003,608	$ 267,866
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	27,701,250	7,846,255	8,720,137	9,679
Reinvested	745,326	62,377	7,951	-
Redeemed	(69,998,416)	(12,009,200)	(4,193,267)	(610)
Net increase (decrease)	(41,551,840)	(4,100,568)	4,534,821	9,069
Dollars Sold	$ 783,515,852	$ 225,005,883	$ 237,415,474	$ 256,038
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(1,899,343,201)	(321,589,917)	(108,973,421)	(14,370)
Net increase (decrease)	$ (1,092,207,982)	$ (94,613,551)	$ 128,692,097	$ 241,668
Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
From net realized gain	-	-	-	-
Total	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	.03	.07	.08
Net realized and unrealized gain (loss)	3.10	(10.17)	(7.27)	(5.27)	15.10	12.85
Total from investment operations	3.14	(10.10)	(7.20)	(5.24)	15.17	12.93
Distributions from net investment income	(.07)	(.07)	(.03)	(.06)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.07)	(.07)	(2.85)	(6.03)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.51	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87
Total Return B, C, D	13.46%	(30.10)%	(17.67)%	(10.96)%	37.44%	39.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of voluntary waivers, if any	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of all reductions	.63% A	.61%	.65%	.64%	.65%	.66%
Net investment income (loss)	.34% A	.25%	.19%	.07%	.14%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,444,465	$ 7,016,147	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Income from Investment Operations
Net investment income (loss) E	.03	.04	.03	(.02)	.02	.06
Net realized and unrealized gain (loss)	3.09	(10.14)	(7.24)	(5.25)	15.07	12.83
Total from investment operations	3.12	(10.10)	(7.21)	(5.27)	15.09	12.89
Distributions from net investment income	(.05)	(.04)	-	(.05)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.05)	(.04)	(2.82)	(6.02)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.41	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82
Total Return B, C, D	13.41%	(30.20)%	(17.74)%	(11.05)%	37.29%	39.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of voluntary waivers, if any	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.73% A	.71%	.75%	.74%	.75%	.75%
Net investment income (loss)	.24% A	.15%	.09%	(.04)%	.04%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,184,483	$ 1,058,738	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.01	- H	(.02)	(.09)
Net realized and unrealized gain (loss)	3.07	(10.09)	(7.22)	(3.86)
Total from investment operations	3.08	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	(2.82)	(5.97)
Total distributions	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 26.26	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	13.30%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.92% A	.93%	.93%	.91% A
Expenses net of all reductions	.89% A	.87%	.90%	.90% A
Net investment income (loss)	.08% A	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 361,652	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	60% A	90%	105%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	3.06	(7.84)
Total from investment operations	3.07	(7.85)
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 26.20	$ 23.20
Total Return B, C, D	13.30%	(25.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.96% A
Expenses net of voluntary waivers, if any	.93% A	.96% A
Expenses net of all reductions	.89% A	.90% A
Net investment income (loss)	.08% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 210
Portfolio turnover rate	60% A	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,767,464,895	|
Unrealized depreciation	(451,914,509)
Net unrealized appreciation (depreciation)	$ 1,315,550,386
Cost for federal income tax purposes	$ 7,749,432,530

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 536,213	|
Service Class 2	352,647
Service Class 2R	329
	$ 889,189

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 2,382,969	|
Service Class	371,290
Service Class 2	104,799
Service Class 2R	106
	$ 2,859,164

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $697,576 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,413,315 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the fund.

Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0803
1.705692.105

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.2
Qwest Services Corp.	2.9
The Coastal Corp.	2.7
Williams Companies, Inc.	2.4
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	2.2
13.4
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Energy	13.1
Telecommunications	10.6
Cable TV	9.4
Electric Utilities	7.3
Healthcare	5.1
Quality Diversification (% of fund's net assets) as of June 30, 2003
(% of fund's net assets)
AAA,AA,A	0.0%
BBB	2.5%
BB	23.6%
B	49.1%
CCC,CC,C	14.8%
D	0.2%
Not Rated	2.3%
Equities	4.5%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.9%
Cable TV - 0.2%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	$ 3,425,000	$ 3,442,125
Healthcare - 0.6%
Total Renal Care Holdings:
7% 5/15/09 (e)	1,370,000	1,428,225
7% 5/15/09	9,030,000	9,413,775
		10,842,000
Technology - 0.1%
Atmel Corp. 0% 5/23/21	5,000,000	1,881,000
Telecommunications - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	347,000	780,750
TOTAL CONVERTIBLE BONDS		16,945,875
Nonconvertible Bonds - 90.1%
Aerospace - 1.6%
Alliant Techsystems, Inc. 8.5% 5/15/11	9,585,000	10,471,613
BE Aerospace, Inc.:
8% 3/1/08	3,325,000	2,593,500
8.875% 5/1/11	6,465,000	5,042,700
9.5% 11/1/08	4,220,000	3,376,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	960,000	1,036,800
Transdigm, Inc. 10.375% 12/1/08	4,105,000	4,433,400
Vought Aircraft Industries, Inc. 8% 7/15/11 (e)	3,320,000	3,353,200
		30,307,213
Air Transportation - 2.1%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,480,000	1,036,000
Continental Airlines, Inc. 8% 12/15/05	3,010,000	2,693,950
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	557,623	468,404
6.748% 9/15/18	380,458	289,148
6.795% 8/2/18	2,393,877	1,867,224
6.8% 7/2/07	376,464	323,759
6.9% 1/2/17	3,413,867	2,594,539
8.312% 10/2/12	2,424,869	1,915,647
8.321% 11/1/06	240,000	201,600
8.388% 5/1/22	194,539	151,740
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	748,768	584,039
7.9% 12/15/09	710,000	560,900
8.3% 12/15/29	10,905,000	7,797,075

	Principal Amount	Value (Note 1)
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 615,000	$ 516,600
7.57% 11/18/10	750,000	771,422
7.711% 9/18/11	680,000	571,200
7.779% 11/18/05	4,055,000	3,487,300
7.92% 5/18/12	5,380,000	4,647,231
10.06% 1/2/16	1,260,000	982,800
Northwest Airlines, Inc.:
7.875% 3/15/08	1,240,000	954,800
8.875% 6/1/06	1,180,000	955,800
9.875% 3/15/07	505,000	398,950
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,475,582	1,277,190
7.248% 7/2/14	2,150,838	1,290,503
7.575% 3/1/19	1,185,127	1,196,978
7.691% 4/1/17	233,647	184,581
7.95% 9/1/16	205,390	164,312
8.304% 9/1/10	1,853,079	1,482,463
NWA Trust 10.23% 6/21/14	1,390,708	1,112,566
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,114,981	1,048,082
		41,526,803
Automotive - 3.1%
ArvinMeritor, Inc. 8.75% 3/1/12	8,695,000	9,651,450
Cummins, Inc. 9.5% 12/1/10 (e)	1,710,000	1,923,750
Dana Corp.:
9% 8/15/11	2,515,000	2,703,625
10.125% 3/15/10	9,760,000	10,736,000
Lear Corp.:
7.96% 5/15/05	920,000	989,000
8.11% 5/15/09	8,075,000	9,245,875
Stoneridge, Inc. 11.5% 5/1/12	160,000	179,200
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	6,280,000	6,829,500
11% 2/15/13 (e)	14,305,000	15,663,975
United Components, Inc. 9.375% 6/15/13 (e)	1,410,000	1,452,300
		59,374,675
Broadcasting - 1.5%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	8,125,000	8,896,875
Radio One, Inc. 8.875% 7/1/11	15,400,000	17,055,500
Susquehanna Media Co. 7.375% 4/15/13	3,320,000	3,502,600
		29,454,975
Building Materials - 0.9%
American Standard, Inc. 7.375% 2/1/08	1,180,000	1,303,900
FIMEP SA 10.5% 2/15/13 (e)	12,815,000	14,352,800
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)(h)	1,500,000	1,500,000
		17,156,700
Cable TV - 7.6%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	7,000,000	5,460,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
8.625% 4/1/09	$ 12,120,000	$ 8,847,600
9.625% 11/15/09	7,790,000	5,725,650
10% 4/1/09	6,775,000	5,216,750
10% 5/15/11	16,255,000	11,866,150
10.75% 10/1/09	2,440,000	1,903,200
11.125% 1/15/11	5,670,000	4,422,600
CSC Holdings, Inc.:
7.625% 4/1/11	6,970,000	7,039,700
9.875% 2/15/13	5,260,000	5,417,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (e)	17,310,000	19,257,375
EchoStar DBS Corp.:
9.125% 1/15/09	6,400,000	7,152,000
9.375% 2/1/09	3,695,000	3,944,413
10.375% 10/1/07	5,495,000	6,085,713
NTL, Inc. 19% 1/1/10 (e)	9,425,000	9,519,250
PanAmSat Corp. 8.5% 2/1/12	7,408,000	8,037,680
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	8,665,000	7,408,575
11.25% 1/15/10 (e)	1,410,000	1,325,400
Rogers Cable, Inc.:
6.25% 6/15/13 (e)	4,490,000	4,456,325
yankee 7.875% 5/1/12	6,000,000	6,390,000
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	2,885,000	879,925
0% 2/1/10 (c)(d)	5,165,000	1,446,200
9.875% 2/1/10 (c)	4,080,000	1,428,000
11.25% 11/1/08 (c)	3,900,000	1,413,750
Telewest PLC:
11% 10/1/07 (c)	20,390,000	7,442,350
yankee 9.625% 10/1/06 (c)	16,690,000	6,008,400
		148,094,806
Capital Goods - 1.4%
AGCO Corp. 9.5% 5/1/08	1,020,000	1,122,000
Danka Business Systems PLC 11% 6/15/10 (e)	6,740,000	6,638,900
Kansas City Southern Railway Co.:
7.5% 6/15/09	10,260,000	10,516,500
9.5% 10/1/08	590,000	637,200
Tyco International Group SA yankee:
6.125% 11/1/08	195,000	203,775
6.375% 10/15/11	7,810,000	8,239,550
		27,357,925
Chemicals - 2.5%
Avecia Group PLC 11% 7/1/09	13,970,000	12,573,000
Geon Co. 6.875% 12/15/05	570,000	530,100
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (e)(f)	2,970,000	2,999,700

	Principal Amount	Value (Note 1)
11% 7/15/10 (e)	$ 2,220,000	$ 2,308,800
Lyondell Chemical Co.:
9.5% 12/15/08 (e)	2,880,000	2,721,600
9.875% 5/1/07	1,775,000	1,730,625
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	11,950,000	13,025,500
PolyOne Corp.:
8.875% 5/1/12	2,695,000	2,398,550
10.625% 5/15/10 (e)	11,310,000	10,970,700
		49,258,575
Consumer Products - 0.9%
Revlon Consumer Products Corp. 12% 12/1/05	9,640,000	9,399,000
The Hockey Co. 11.25% 4/15/09	7,215,000	8,008,650
		17,407,650
Containers - 3.5%
BWAY Corp. 10% 10/15/10 (e)	5,000,000	5,100,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26	5,414,000	4,141,710
8% 4/15/23	7,305,000	5,844,000
Crown European Holdings SA 9.5% 3/1/11 (e)	6,665,000	7,198,200
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	2,720,000	2,862,800
8.25% 5/15/13 (e)	4,680,000	4,914,000
8.75% 11/15/12	9,510,000	10,318,350
8.875% 2/15/09	10,655,000	11,534,038
Owens-Illinois, Inc.:
7.35% 5/15/08	440,000	433,400
7.5% 5/15/10	640,000	627,200
7.8% 5/15/18	480,000	451,200
8.1% 5/15/07	6,000,000	6,150,000
Sealed Air Corp.:
6.95% 5/15/09 (e)	5,355,000	5,949,780
8.75% 7/1/08 (e)	1,305,000	1,550,340
		67,075,018
Diversified Media - 2.4%
Corus Entertainment, Inc. 8.75% 3/1/12	7,140,000	7,657,650
Entravision Communications Corp. 8.125% 3/15/09	5,955,000	6,208,088
Lamar Media Corp. 7.25% 1/1/13	1,650,000	1,740,750
PEI Holdings, Inc. 11% 3/15/10 (e)	10,505,000	11,608,025
Penton Media, Inc. 11.875% 10/1/07	1,915,000	1,819,250
Vivendi Universal SA 9.25% 4/15/10 (e)	16,000,000	18,080,000
		47,113,763
Electric Utilities - 6.8%
AES Corp.:
8.75% 6/15/08	583,000	574,255
8.75% 5/15/13 (e)	7,830,000	8,143,200
8.875% 2/15/11	4,791,000	4,671,225
9% 5/15/15 (e)	5,860,000	6,109,050
9.375% 9/15/10	1,348,000	1,354,740
9.5% 6/1/09	1,499,000	1,506,495
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Drax Holdings Ltd. 10.41% 12/31/20	$ 9,140,000	$ 5,758,200
CMS Energy Corp.:
7.5% 1/15/09	6,745,000	6,643,825
8.5% 4/15/11	4,645,000	4,807,575
8.9% 7/15/08	5,165,000	5,371,600
9.875% 10/15/07	8,990,000	9,574,350
Edison International 6.875% 9/15/04	4,325,000	4,368,250
Illinois Power Co. 11.5% 12/15/10 (e)	9,365,000	10,676,100
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	890,000	916,700
Nevada Power Co. 10.875% 10/15/09	1,255,000	1,411,875
Pacific Gas & Electric Co.:
6.25% 8/1/03	3,625,000	3,625,000
6.25% 3/1/04	2,875,000	2,875,000
8.375% 5/1/25	1,390,000	1,424,750
10% 11/1/05 (e)(f)	3,790,000	3,903,700
PG&E Corp. 6.875% 7/15/08 (e)	3,610,000	3,745,375
Reliant Energy Resources Corp. 7.75% 2/15/11	1,725,000	1,938,469
Reliant Resources, Inc. 9.25% 7/15/10 (e)	8,080,000	8,120,400
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	800,000	832,000
7.75% 5/15/13 (e)	930,000	985,800
Sierra Pacific Power Co. 8% 6/1/08	2,615,000	2,693,450
Southern California Edison Co.:
7.125% 7/15/25	330,000	333,300
7.25% 3/1/26	1,020,000	1,032,750
7.625% 1/15/10	4,530,000	4,824,450
8% 2/15/07 (e)	7,340,000	8,074,000
Western Resources, Inc.:
7.875% 5/1/07	7,030,000	7,733,000
9.75% 5/1/07	7,000,000	7,840,000
		131,868,884
Energy - 13.1%
ANR Pipeline, Inc. 8.875% 3/15/10 (e)	1,790,000	1,960,050
Chesapeake Energy Corp.:
7.75% 1/15/15	2,345,000	2,491,563
8.125% 4/1/11	7,000,000	7,525,000
CMS Panhandle Holding Co. 6.5% 7/15/09	3,420,000	3,770,550
DI Industries, Inc. 8.875% 7/1/07	3,720,000	3,836,250
El Paso Corp.:
7% 5/15/11	11,525,000	10,487,750
7.875% 6/15/12 (e)	8,880,000	8,225,100
El Paso Energy Corp.:
6.75% 5/15/09	7,925,000	7,251,375
6.95% 12/15/07	4,980,000	4,656,300
7.375% 12/15/12	955,000	854,725
7.8% 8/1/31	1,420,000	1,171,500

	Principal Amount	Value (Note 1)
8.05% 10/15/30	$ 910,000	$ 787,150
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/10 (e)	3,380,000	3,616,600
8.5% 6/1/11	5,625,000	6,018,750
Encore Acquisition Co. 8.375% 6/15/12	4,325,000	4,627,750
Forest Oil Corp. 8% 12/15/11	3,450,000	3,708,750
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	1,260,000	1,247,400
Grant Prideco, Inc.:
9% 12/15/09	930,000	1,039,275
9.625% 12/1/07	3,220,000	3,638,600
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	1,370,000	1,589,200
Key Energy Services, Inc. 8.375% 3/1/08	1,700,000	1,836,000
Northwest Pipeline Corp.:
6.625% 12/1/07	1,655,000	1,704,650
8.125% 3/1/10	1,680,000	1,814,400
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	485,000	494,700
8.25% 4/1/10	1,555,000	1,854,338
Plains Exploration & Production Co. LP 8.75% 7/1/12	7,725,000	8,265,750
SESI LLC 8.875% 5/15/11	390,000	419,250
Southern Natural Gas Co.:
7.35% 2/15/31	8,335,000	8,418,350
8% 3/1/32	165,000	174,900
8.875% 3/15/10 (e)	2,120,000	2,321,400
Teekay Shipping Corp. 8.875% 7/15/11	22,888,000	25,090,970
Tennessee Gas Pipeline Co.:
7% 10/15/28	670,000	637,338
7.5% 4/1/17	325,000	333,938
8.375% 6/15/32	975,000	1,060,313
The Coastal Corp.:
6.2% 5/15/04	3,810,000	3,771,900
6.375% 2/1/09	1,985,000	1,736,875
6.5% 5/15/06	4,430,000	4,142,050
6.5% 6/1/08	7,165,000	6,412,675
6.95% 6/1/28	245,000	194,775
7.5% 8/15/06	20,590,000	19,869,350
7.625% 9/1/08	1,955,000	1,837,700
7.75% 6/15/10	14,424,000	13,450,380
7.75% 10/15/35	1,295,000	1,087,800
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	2,220,000	2,220,000
6.25% 1/15/08	6,310,000	6,278,450
7% 8/15/11	1,740,000	1,774,800
8.875% 7/15/12	1,490,000	1,679,975
Vintage Petroleum, Inc. 8.25% 5/1/12	4,145,000	4,507,688
Williams Companies, Inc.:
6.5% 8/1/06	3,345,000	3,278,100
6.625% 11/15/04	5,080,000	5,080,000
6.75% 1/15/06	4,260,000	4,164,150
7.125% 9/1/11	13,480,000	13,143,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
7.625% 7/15/19	$ 3,810,000	$ 3,695,700
8.125% 3/15/12	6,145,000	6,298,625
8.625% 6/1/10	5,680,000	5,942,700
9.25% 3/15/04	2,825,000	2,895,625
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	8,460,000	8,290,800
		254,683,053
Entertainment/Film - 0.7%
Cinemark USA, Inc. 8.5% 8/1/08	5,515,000	5,694,238
Regal Cinemas Corp. 9.375% 2/1/12	7,620,000	8,420,100
		14,114,338
Environmental - 1.6%
Allied Waste North America, Inc.:
7.875% 1/1/09	2,553,000	2,667,885
8.5% 12/1/08	9,090,000	9,771,750
8.875% 4/1/08	3,080,000	3,334,100
9.25% 9/1/12 (e)	12,965,000	14,326,325
		30,100,060
Food and Drug Retail - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	11,755,000	10,932,150
8.25% 7/15/10	12,415,000	12,539,150
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	3,170,000	2,963,950
9.125% 12/15/11	6,325,000	5,913,875
		32,349,125
Food/Beverage/Tobacco - 2.0%
Chiquita Brands International, Inc. 10.56% 3/15/09	5,465,000	5,902,200
Corn Products International, Inc.:
8.25% 7/15/07	7,235,000	8,103,200
8.45% 8/15/09	1,055,000	1,189,513
Dean Foods Co.:
6.625% 5/15/09	220,000	234,300
6.9% 10/15/17	4,680,000	4,633,200
8.15% 8/1/07	6,205,000	6,887,550
Del Monte Corp. 8.625% 12/15/12 (e)	2,530,000	2,726,075
Doane Pet Care Co.:
9.75% 5/15/07	5,076,000	4,822,200
10.75% 3/1/10	3,250,000	3,542,500
Michael Foods, Inc. 11.75% 4/1/11	330,000	379,500
		38,420,238
Gaming - 3.7%
Bally Total Fitness Holding Corp. 10.5% 7/15/11 (e)	6,740,000	6,773,700
Chukchansi Economic Development Authority 14.5% 6/15/09 (e)	2,735,000	3,008,500
Herbst Gaming, Inc. 10.75% 9/1/08	1,390,000	1,532,475
MGM MIRAGE 8.5% 9/15/10	2,030,000	2,387,788

	Principal Amount	Value (Note 1)
Mirage Resorts, Inc.:
6.625% 2/1/05	$ 930,000	$ 964,875
7.25% 10/15/06	230,000	245,525
Penn National Gaming, Inc. 8.875% 3/15/10	8,455,000	8,962,300
Station Casinos, Inc. 8.375% 2/15/08	10,000,000	10,750,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	17,485,000	18,840,088
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,275,000	1,437,563
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	1,810,000	1,882,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,830,000	2,808,775
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	11,805,000	12,985,500
		72,579,489
Healthcare - 4.1%
aaiPharma, Inc. 11% 4/1/10	6,920,000	7,612,000
AmeriPath, Inc. 10.5% 4/1/13 (e)	12,540,000	13,417,800
Apogent Technologies, Inc. 6.5% 5/15/13 (e)	4,100,000	4,223,000
Biovail Corp. yankee 7.875% 4/1/10	11,945,000	12,631,838
Fisher Scientific International, Inc. 8.125% 5/1/12	3,940,000	4,215,800
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	610,000	640,500
HCA, Inc. 6.3% 10/1/12	3,500,000	3,587,500
PacifiCare Health Systems, Inc. 10.75% 6/1/09	5,330,000	6,089,525
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	1,240,000	1,274,100
Senior Housing Properties Trust:
7.875% 4/15/15	2,320,000	2,366,400
8.625% 1/15/12	5,900,000	6,254,000
Tenet Healthcare Corp.:
5% 7/1/07	2,520,000	2,368,800
5.375% 11/15/06	635,000	609,600
6.375% 12/1/11	1,415,000	1,308,875
6.5% 6/1/12	1,875,000	1,734,375
7.375% 2/1/13	7,120,000	6,870,800
Triad Hospitals, Inc. 8.75% 5/1/09	3,520,000	3,766,400
		78,971,313
Homebuilding/Real Estate - 1.8%
Beazer Homes USA, Inc. 8.625% 5/15/11	6,775,000	7,486,375
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	6,245,000	6,682,150
D.R. Horton, Inc.:
7.875% 8/15/11	3,470,000	3,799,650
8% 2/1/09	3,630,000	4,011,150
KB Home 7.75% 2/1/10	5,000,000	5,375,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Ryland Group, Inc. 9.125% 6/15/11	$ 5,000,000	$ 5,675,000
Standard Pacific Corp. 9.25% 4/15/12	2,295,000	2,535,975
		35,565,300
Hotels - 1.9%
Hilton Hotels Corp.:
7.625% 12/1/12	3,630,000	3,965,775
8.25% 2/15/11	5,530,000	6,165,950
ITT Corp. 7.375% 11/15/15	3,740,000	3,861,550
La Quinta Properties, Inc. 8.875% 3/15/11 (e)	7,980,000	8,498,700
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	9,490,000	9,964,500
7.875% 5/1/12	4,155,000	4,528,950
		36,985,425
Leisure - 2.5%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	5,975,000	5,467,125
Florida Panthers Holdings, Inc. 9.875% 4/15/09	11,000,000	11,825,000
Speedway Motorsports, Inc. 6.75% 6/1/13 (e)	3,010,000	3,100,300
Town Sports International, Inc. 9.625% 4/15/11 (e)	8,195,000	8,584,263
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	16,860,000	18,546,000
		47,522,688
Metals/Mining - 2.7%
Arch Western Finance LLC 6.75% 7/1/13 (e)	10,135,000	10,337,700
Compass Minerals Group, Inc. 10% 8/15/11	4,800,000	5,328,000
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	10,025,000	11,177,875
Luscar Coal Ltd. 9.75% 10/15/11	3,770,000	4,297,800
Peabody Energy Corp. 6.875% 3/15/13 (e)	5,740,000	5,998,300
Phelps Dodge Corp.:
8.75% 6/1/11	345,000	402,546
9.5% 6/1/31	5,230,000	6,261,879
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(e)	5,580,000	3,780,450
0% 6/1/13 (d)(e)	9,470,000	5,303,200
		52,887,750
Paper - 1.1%
Norampac, Inc. 6.75% 6/1/13 (e)	3,480,000	3,636,600
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	6,000,000	6,262,500
Packaging Corp. of America 9.625% 4/1/09	4,000,000	4,400,000

	Principal Amount	Value (Note 1)
Stone Container Corp.:
8.375% 7/1/12	$ 3,350,000	$ 3,551,000
9.75% 2/1/11	2,525,000	2,752,250
		20,602,350
Publishing/Printing - 3.1%
American Color Graphics, Inc.:
10% 6/15/10 (e)(h)	5,360,000	5,386,800
12.75% 8/1/05	21,340,000	21,446,700
American Media Operations, Inc.:
8.875% 1/15/11 (e)	1,220,000	1,314,550
10.25% 5/1/09	220,000	237,050
Houghton Mifflin Co.:
8.25% 2/1/11 (e)	10,550,000	11,077,500
9.875% 2/1/13 (e)	5,970,000	6,447,600
R. H. Donnelley Finance Corp. I 10.875% 12/15/12 (e)	3,070,000	3,561,200
Vertis, Inc. 9.75% 4/1/09 (e)	5,010,000	5,097,675
World Color Press, Inc.:
7.75% 2/15/09	4,855,000	5,097,750
8.375% 11/15/08	350,000	367,500
Yell Finance BV 10.75% 8/1/11	465,000	526,613
		60,560,938
Railroad - 1.3%
TFM SA de CV yankee:
10.25% 6/15/07	4,670,000	4,734,213
11.75% 6/15/09	20,690,000	21,052,075
		25,786,288
Restaurants - 1.5%
Domino's, Inc. 8.25% 7/1/11 (e)	2,590,000	2,661,225
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (e)	1,380,000	1,193,700
Tricon Global Restaurants, Inc. 8.875% 4/15/11	21,230,000	25,051,400
		28,906,325
Services - 0.2%
Fluor Corp. 6.95% 3/1/07	2,000,000	1,980,000
Iron Mountain, Inc.:
8.25% 7/1/11	520,000	548,600
8.625% 4/1/13	95,000	101,650
Pierce Leahy Command Co. yankee 8.125% 5/15/08	475,000	490,438
Worldspan LP 9.625% 6/15/11 (e)	1,410,000	1,452,300
		4,572,988
Shipping - 0.7%
General Maritime Corp. 10% 3/15/13 (e)	6,310,000	6,909,450
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	2,310,000	1,882,650
10.25% 11/15/06 (c)	4,980,000	3,934,200
		12,726,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Steels - 0.1%
California Steel Industries, Inc. 8.5% 4/1/09	$ 640,000	$ 648,000
Steel Dynamics, Inc. 9.5% 3/15/09	655,000	687,750
		1,335,750
Super Retail - 0.5%
Barneys, Inc. 9% 4/1/08 unit (e)	5,020,000	4,518,000
Hollywood Entertainment Corp. 9.625% 3/15/11	1,630,000	1,776,700
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (e)	2,530,000	2,631,200
		8,925,900
Technology - 2.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	5,020,000	5,672,600
Digitalnet, Inc. 9% 7/15/10 (e)	2,230,000	2,230,000
Flextronics International Ltd. yankee 9.875% 7/1/10	140,000	152,950
IOS Capital LLC 7.25% 6/30/08	4,670,000	4,599,950
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	4,555,000	4,964,950
Seagate Technology HDD Holdings 8% 5/15/09	7,800,000	8,424,000
Xerox Corp.:
7.125% 6/15/10	6,740,000	6,756,850
7.625% 6/15/13	6,740,000	6,756,850
		39,558,150
Telecommunications - 9.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (e)	2,340,000	2,328,300
Crown Castle International Corp.:
9.375% 8/1/11	5,900,000	6,121,250
9.5% 8/1/11	700,000	721,000
10.75% 8/1/11	6,700,000	7,202,500
Millicom International Cellular SA 11% 6/1/06 (e)	3,060,000	3,021,750
Mobifon Holdings BV 12.5% 7/31/10 (e)	8,540,000	8,838,900
Nextel Communications, Inc.:
9.375% 11/15/09	19,635,000	21,058,538
9.5% 2/1/11	14,385,000	15,967,350
12% 11/1/08	2,495,000	2,694,600
Orbital Imaging Corp.:
11.625% 3/1/05 (c)	7,110,000	1,350,900
11.625% 3/1/05 (c)	3,680,000	699,200
PTC International Finance BV yankee 10.75% 7/1/07	1,580,000	1,647,150
Qwest Communications International, Inc. 7.25% 11/1/08	3,435,000	3,125,850
Qwest Corp. 8.875% 3/15/12 (e)	14,845,000	16,589,288
Qwest Services Corp.:
13.5% 12/15/10 (e)	31,285,000	35,352,037
14% 12/15/14 (e)	18,050,000	21,028,250

	Principal Amount	Value (Note 1)
Rogers Wireless, Inc. 9.625% 5/1/11	$ 7,345,000	$ 8,299,850
Satelites Mexicanos SA de CV 5.82% 6/30/04 (e)(f)	10,408,000	9,263,120
U.S. West Communications 8.875% 6/1/31	4,500,000	4,736,250
WorldCom, Inc.:
6.4% 8/15/05 (c)	2,120,000	636,000
7.5% 5/15/11 (c)	16,195,000	4,858,500
8% 5/15/06 (c)	6,065,000	1,819,500
		177,360,083
Textiles & Apparel - 0.4%
Dan River, Inc. 12.75% 4/15/09 (e)	5,090,000	4,581,000
Levi Strauss & Co. 12.25% 12/15/12	3,720,000	3,087,600
		7,668,600
TOTAL NONCONVERTIBLE BONDS		1,748,179,438
TOTAL CORPORATE BONDS (Cost $1,634,786,404)		1,765,125,313
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9814% 4/25/21 (e)(f) (Cost $260,782)	346,957	308,792
Common Stocks - 2.4%
	Shares
Aerospace - 0.4%
Goodrich Corp.	410,000	8,610,000
Cable TV - 0.6%
NTL, Inc. (a)	363,220	12,393,066
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	1,350	243,000
Delta Funding Residual Management, Inc. (a)	1,350	14
ECM Corp. LP (e)	3,000	258,000
		501,157
Energy - 0.0%
Tokheim Corp. (a)	135,835	1,358
Healthcare - 0.3%
Mariner Health Care, Inc. (a)	9,583	42,165
Mariner Health Care, Inc. warrants 5/1/04 (a)	9,049	49,770
Common Stocks - continued
	Shares	Value (Note 1)
Healthcare - continued
Quest Diagnostics, Inc. (a)	100,000	$ 6,380,000
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
		6,471,967
Homebuilding/Real Estate - 0.3%
Swerdlow Real Estate Group LLC (g)	159,600	5,660,453
Hotels - 0.0%
MOA Hospitality, Inc.	3,000	11,625
Publishing/Printing - 0.2%
R.H. Donnelley Corp. (a)	88,800	3,238,536
Shipping - 0.5%
General Maritime Corp. (a)	919,600	9,333,940
Technology - 0.0%
Ampex Corp. Class A (a)	480	9,360
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	48,889	941,113
TOTAL COMMON STOCKS (Cost $79,049,813)		47,172,575
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Cincinnati Bell, Inc. Series B, 6.75%	27,900	1,139,715
Nonconvertible Preferred Stocks - 2.0%
Cable TV - 0.0%
NTL Europe, Inc. Series A, 10%	397	1,191
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust II 8.875%	8,910	9,417,870
Delta Financial Corp. Series A, 10%	1,350	27,000
		9,444,870
Healthcare - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	2,760	2,975,711
Technology - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	278	216,840
Telecommunications - 1.4%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	15,265	3,205,650
Nextel Communications, Inc.:
Series D, 13%	4,649	4,933,751
Series E, 11.125%	17,223	18,342,495
		26,481,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,120,508
TOTAL PREFERRED STOCKS (Cost $42,241,273)		40,260,223
Floating Rate Loans - 1.5%
	Principal Amount	Value (Note 1)
Cable TV - 1.0%
Hilton Head Communications LP Tranche B term loan 0% 3/31/08 (f)	$ 7,000,000	$ 5,740,000
Olympus Cable Holdings LLC:
Tranche A term loan 5.25% 6/30/10 (f)	5,500,000	4,812,500
Tranche B term loan 6% 9/30/10 (f)	10,350,000	9,211,500
		19,764,000
Electric Utilities - 0.5%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (f)	3,260,000	3,781,600
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (f)	1,081,183	1,083,886
Tranche C term loan 9% 9/30/04 (f)	1,924,324	1,938,757
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (f)	2,786,000	2,855,650
		9,659,893
TOTAL FLOATING RATE LOANS (Cost $28,028,816)		29,423,893
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $35,912,647)	35,912,647	35,912,647
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $4,493,000)	$ 4,493,135	4,493,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,824,772,735)		1,922,696,443
NET OTHER ASSETS - 0.9%		16,879,957
NET ASSETS - 100%		$ 1,939,576,400
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $532,712,595 or 27.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,033,063,886 and $710,100,009, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $167 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,660,453 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Canada	2.7
Mexico	2.1
United Kingdom	2.1
France	2.0
Marshall Islands	1.8
Bahamas (Nassau)	1.0
Others (individually less than 1%)	1.6
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $29,423,893 or 1.5% of net assets.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $1,317,999,000 of which $78,331,000, $378,633,000, $772,554,000 and $88,481,000 will expire on December 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,493,000) (cost $1,824,772,735) - See accompanying schedule		$ 1,922,696,443
Cash		2,920
Receivable for investments sold		33,096,493
Receivable for fund shares sold		6,018,248
Dividends receivable		500,922
Interest receivable		34,343,115
Other receivables		28,080
Total assets		1,996,686,221

Liabilities
Payable for investments purchased
Regular delivery	$ 47,864,271
Delayed delivery	6,860,000
Payable for fund shares redeemed	1,220,550
Accrued management fee	922,706
Distribution fees payable	43,777
Other payables and accrued expenses	198,517
Total liabilities		57,109,821

Net Assets		$ 1,939,576,400
Net Assets consist of:
Paid in capital		$ 3,016,533,030
Undistributed net investment income		87,528,966
Accumulated undistributed net realized gain (loss) on investments		(1,262,409,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		97,923,985
Net Assets		$ 1,939,576,400

Initial Class: Net Asset Value, offering price and redemption price per share ($1,486,583,592 ÷ 232,031,211 shares)		$ 6.41

Service Class: Net Asset Value, offering price and redemption price per share ($390,704,728 ÷ 61,216,443 shares)		$ 6.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($62,288,080 ÷ 9,822,497 shares)		$ 6.34

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,986,574
Interest		74,070,060
Total income		76,056,634

Expenses
Management fee	$ 4,816,741
Transfer agent fees	588,970
Distribution fees	213,121
Accounting fees and expenses	243,112
Non-interested trustees' compensation	3,331
Custodian fees and expenses	27,017
Audit	37,771
Legal	16,345
Miscellaneous	25,527
Total expenses before reductions	5,971,935
Expense reductions	(14,872)	5,957,063
Net investment income (loss)		70,099,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		55,327,276
Change in net unrealized appreciation (depreciation) on: Investment securities	141,607,811
Assets and liabilities in foreign currencies	78
Total change in net unrealized appreciation (depreciation)		141,607,889
Net gain (loss)		196,935,165
Net increase (decrease) in net assets resulting from operations		$ 267,034,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,099,571	$ 118,831,777
Net realized gain (loss)	55,327,276	(126,983,382)
Change in net unrealized appreciation (depreciation)	141,607,889	58,036,531
Net increase (decrease) in net assets resulting from operations	267,034,736	49,884,926
Distributions to shareholders from net investment income	(110,937,981)	(146,986,706)
Share transactions - net increase (decrease)	344,929,163	83,855,103
Total increase (decrease) in net assets	501,025,918	(13,246,677)

Net Assets
Beginning of period	1,438,550,482	1,451,797,159
End of period (including undistributed net investment income of $87,528,966 and undistributed net investment income of $171,722,555, respectively)	$ 1,939,576,400	$ 1,438,550,482

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	107,561,625	29,001,001	7,218,746
Reinvested	15,863,053	3,574,368	424,961
Redeemed	(84,437,060)	(15,461,814)	(3,361,165)
Net increase (decrease)	38,987,618	17,113,555	4,282,542

Dollars Sold	$ 642,565,633	$ 173,504,673	$ 42,719,411
Reinvested	88,674,463	19,909,232	2,354,286
Redeemed	(511,276,518)	(93,162,614)	(20,359,403)
Net increase (decrease)	$ 219,963,578	$ 100,251,291	$ 24,714,294

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	161,830,537	33,051,621	6,046,991
Reinvested	21,420,774	4,185,869	334,655
Redeemed	(177,635,347)	(29,816,724)	(3,438,673)
Net increase (decrease)	5,615,964	7,420,766	2,942,973

Dollars Sold	$ 928,948,274	$ 187,453,912	$ 33,996,291
Reinvested	121,455,787	23,650,162	1,880,757
Redeemed	(1,024,045,741)	(170,105,252)	(19,379,087)
Net increase (decrease)	$ 26,358,320	$ 40,998,822	$ 16,497,961

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286
From net realized gain	-	-	-
Total	$ 88,674,463	$ 19,909,232	$ 2,354,286

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 121,455,786	$ 23,650,162	$ 1,880,758
From net realized gain	-	-	-
Total	$ 121,455,786	$ 23,650,162	$ 1,880,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 6.41	$ 8.18	$ 11.32	$ 11.53	$ 13.58
Income from Investment Operations
Net investment income (loss) E	.254	.496 H	.774 G,H	1.123	1.095	1.111
Net realized and unrealized gain (loss)	.706	(.306) H	(1.544) G,H	(3.513)	(.195)	(1.591)
Total from investment operations	.960	.190	(.770)	(2.390)	.900	(.480)
Distributions from net investment income	(.480)	(.670)	(1.000)	(.750)	(1.075)	(.970)
Distributions from net realized gain	-	-	-	-	(.030)	(.600)
Distributions in excess of net realized gain	-	-	-	-	(.005)	-
Total distributions	(.480)	(.670)	(1.000)	(.750)	(1.110)	(1.570)
Net asset value, end of period	$ 6.41	$ 5.93	$ 6.41	$ 8.18	$ 11.32	$ 11.53
Total Return B,C,D	17.19%	3.44%	(11.73)%	(22.54)%	8.25%	(4.33)%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A	.70%	.71%	.68%	.69%	.70%
Expenses net of voluntary waivers, if any	.71% A	.70%	.71%	.68%	.69%	.70%
Expenses net of all reductions	.71% A	.70%	.70%	.68%	.69%	.70%
Net investment income (loss)	8.65% A	8.65% H	11.00% G,H	11.38%	9.80%	9.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,486,584	$ 1,145,562	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954
Portfolio turnover rate	91% A	96%	138%	68%	82%	92%
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and 2001 was a decrease to net investment income of $0.017 and $0.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 6.38	$ 8.15	$ 11.29	$ 11.52	$ 13.57
Income from Investment Operations
Net investment income (loss) E	.250	.488 H	.758 G,H	1.102	1.074	1.082
Net realized and unrealized gain (loss)	.690	(.288) H	(1.538) G,H	(3.502)	(.194)	(1.562)
Total from investment operations	.940	.200	(.780)	(2.400)	.880	(.480)
Distributions from net investment income	(.470)	(.670)	(.990)	(.740)	(1.075)	(.970)
Distributions from net realized gain	-	-	-	-	(.030)	(.600)
Distributions in excess of net realized gain	-	-	-	-	(.005)	-
Total distributions	(.470)	(.670)	(.990)	(.740)	(1.110)	(1.570)
Net asset value, end of period	$ 6.38	$ 5.91	$ 6.38	$ 8.15	$ 11.29	$ 11.52
Total Return B,C,D	17.06%	3.62%	(11.90)	(22.68)%	8.08%	(4.34)%
Ratios to Average Net Assets F
Expenses before expense reductions	.81% A	.80%	.81%	.78%	.79%	.82%
Expenses net of voluntary waivers, if any	.81% A	.80%	.81%	.78%	.79%	.82%
Expenses net of all reductions	.81% A	.80%	.81%	.78%	.79%	.82%
Net investment income (loss)	8.55% A	8.55% H	10.90% G,H	11.28%	9.69%	9.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 390,705	$ 260,489	$ 234,204	$ 227,549	$ 253,972	$ 129,587
Portfolio turnover rate	91% A	96%	138%	68%	82%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and 2001 was a decrease to net investment income of $0.017 and $0.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.243	.472 I	.716 H,I	.936
Net realized and unrealized gain (loss)	.687	(.292) I	(1.496) H,I	(3.206)
Total from investment operations	.930	.180	(.780)	(2.270)
Distributions from net investment income	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.34	$ 5.87	$ 6.36	$ 8.13
Total Return B,C,D	16.97%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.97% A	.97%	.98%	1.01% A
Expenses net of all reductions	.97% A	.97%	.98%	1.01% A
Net investment income (loss)	8.38% A	8.38% I	10.73% H,I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,288	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	91% A	96%	138%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of operations) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and 2001 was a decrease to net investment income of $0.017 and $0.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $4,105,765 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $7,408,020 and $(3,302,255) respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 175,399,585
Unrealized depreciation	(69,575,822)
Net unrealized appreciation (depreciation)	$ 105,823,763
Cost for federal income tax purposes	$ 1,816,872,680

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone on the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

High Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 156,109
Service Class 2	57,012
$ 213,121

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 460,238
Service Class	109,938
Service Class 2	18,794
$ 588,970

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $438,314 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,276 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,596.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 19% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 53% of the total outstanding shares of the fund.

High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0803
1.705694.105

Fidelity® Variable Insurance Products:

Money Market Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bell Trace Obligated Group
7/11/03	1.34% (b)	$ 11,800,000	$ 11,800,000
Conoco, Inc.
4/15/04	1.51	12,335,000	12,753,657
TOTAL CORPORATE BONDS			24,553,657
Certificates of Deposit - 23.7%

London Branch, Eurodollar, Foreign Banks - 14.3%
BNP Paribas SA
8/26/03	1.25%	25,000,000	25,000,000
Deutsche Bank AG
7/14/03	1.25	50,000,000	50,000,000
Dresdner Bank AG
8/21/03	1.24	10,000,000	10,000,000
HBOS Treasury Services PLC
7/3/03	1.21	15,000,000	15,000,000
7/31/03	1.26	50,000,000	50,000,000
8/21/03	1.21	10,000,000	10,000,000
9/15/03	0.94	10,000,000	10,002,101
ING Bank NV
7/7/03	1.25	35,000,000	35,000,000
10/1/03	1.05 (d)	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale
7/1/03	1.27	50,000,000	50,000,000
Societe Generale
8/22/03	1.26	50,000,000	50,000,000
			355,002,101
New York Branch, Yankee Dollar, Foreign Banks - 9.4%
BNP Paribas SA
7/1/03	1.04 (b)	50,000,000	49,991,766
8/11/03	1.35	5,000,000	5,000,000
9/19/03	1.43	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
7/15/03	1.20 (b)	20,000,000	20,000,000
Credit Agricole Indosuez
7/1/03	1.04 (b)	10,000,000	9,997,734
7/1/03	1.07 (b)	10,000,000	9,999,232
Royal Bank of Canada
7/1/03	1.04 (b)	15,000,000	14,998,481
Royal Bank of Scotland PLC
7/7/03	1.24	15,000,000	15,000,000
Societe Generale
7/1/03	1.04 (b)	20,000,000	19,997,898
7/1/03	1.05 (b)	20,000,000	19,998,585
Svenska Handelsbanken AB
7/1/03	1.24 (b)	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Toronto-Dominion Bank
7/7/03	1.25%	$ 10,000,000	$ 10,000,025
WestLB AG
8/26/03	1.28	25,000,000	25,000,000
			234,983,721
TOTAL CERTIFICATES OF DEPOSIT			589,985,822
Commercial Paper - 24.5%

Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/18/03	1.27	5,000,000	4,997,001
7/21/03	1.25	40,000,000	39,972,222
8/6/03	1.25	50,000,000	49,937,500
8/12/03	1.15	15,000,000	14,979,875
DaimlerChrysler NA Holding Corp.
7/15/03	1.57	5,000,000	4,996,967
8/13/03	1.53	5,000,000	4,990,922
8/18/03	1.51	9,000,000	8,982,000
9/22/03	1.23	6,000,000	5,982,985
Edison Asset Securitization LLC
7/10/03	1.27	10,000,000	9,996,850
Emerald (MBNA Credit Card Master Note Trust)
7/30/03	1.25	20,000,000	19,979,861
Ford Motor Credit Co.
8/19/03	1.51	11,000,000	10,977,542
9/3/03	1.50	5,000,000	4,986,756
9/4/03	1.51	3,000,000	2,991,875
9/9/03	1.44	6,000,000	5,983,317
GE Capital International Funding, Inc.
8/15/03	1.24	10,000,000	9,984,500
9/18/03	1.27	5,000,000	4,986,175
General Electric Capital Corp.
8/15/03	1.23	10,000,000	9,984,625
General Electric Co.
10/23/03	1.20	10,000,000	9,962,317
General Mills, Inc.
7/10/03	1.32	5,000,000	4,998,350
Goldman Sachs Group, Inc.
7/15/03	1.28	50,000,000	49,975,306
Hatteras Funding Corp.
8/19/03	1.20	5,000,000	4,991,833
ING U.S. Funding LLC
7/15/03	1.30	25,000,000	24,987,410
Morgan Stanley
7/1/03	1.46 (b)	30,000,000	30,000,000
Motown Notes Program
9/10/03	1.06	5,000,000	4,989,547
9/10/03	1.18	5,000,000	4,988,364
9/16/03	1.11	10,000,000	9,976,258
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Newcastle (Discover Card Master Trust)
7/24/03	1.26%	$ 5,000,000	$ 4,995,975
7/25/03	1.25	5,000,000	4,995,833
8/22/03	1.07	60,000,000	59,907,267
Paradigm Funding LLC
7/25/03	1.25	60,000,000	59,950,000
8/5/03	1.20	5,000,000	4,994,167
8/21/03	0.99	5,000,000	4,992,988
Park Granada LLC
8/12/03	1.09	5,000,000	4,993,642
8/18/03	1.01	50,000,000	49,932,667
8/18/03	1.02	25,000,000	24,966,000
9/4/03	1.18	5,000,000	4,989,347
Transamerica Finance Corp.
8/22/03	1.07	25,000,000	24,961,361
TOTAL COMMERCIAL PAPER			609,259,605
Federal Agencies - 21.3%

Fannie Mae - 11.1%
Agency Coupons - 4.1%
6/29/04	1.29	30,000,000	30,000,000
7/20/04	1.06	45,000,000	45,000,000
7/23/04	1.08 (d)	25,000,000	25,000,000
			100,000,000
Discount Notes - 7.0%
7/25/03	1.33	25,000,000	24,978,000
8/25/03	1.15	50,000,000	49,912,153
11/21/03	1.04	100,000,000	99,586,885
			174,477,038
			274,477,038
Federal Home Loan Bank - 7.0%
Agency Coupons - 7.0%
2/24/04	1.40	50,000,000	49,999,050
3/5/04	1.41	25,000,000	25,000,000
3/10/04	1.44	25,000,000	25,000,000
6/28/04	1.30	25,000,000	25,000,000
7/6/04	1.23	50,000,000	50,000,000
			174,999,050
Freddie Mac - 3.2%
Agency Coupons - 1.0%
7/27/04	1.20 (d)	25,000,000	25,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 2.2%
10/31/03	1.03%	$ 49,000,000	$ 48,828,963
12/4/03	1.14	5,000,000	4,975,517
			53,804,480
			78,804,480
TOTAL FEDERAL AGENCIES			528,280,568
Bank Notes - 1.2%

Bank One NA, Chicago
9/8/03	1.16	20,000,000	20,000,000
National City Bank, Indiana
7/1/03	1.04 (b)	10,000,000	9,997,974
TOTAL BANK NOTES			29,997,974
Master Notes - 2.7%

Goldman Sachs Group, Inc.
7/1/03	1.52 (b)(c)	23,000,000	23,000,000
7/7/03	1.35 (c)	15,000,000	15,000,000
8/12/03	1.38 (c)	30,000,000	30,000,000
TOTAL MASTER NOTES			68,000,000
Medium-Term Notes - 16.3%

American Express Credit Corp.
7/7/03	1.35 (b)	10,000,000	10,001,962
Bank of New York Co., Inc.
7/28/03	1.01 (a)(b)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
7/23/03	1.33 (b)	10,000,000	10,003,441
Bank One NA, Chicago
7/1/03	1.03 (b)	50,000,000	49,986,721
7/1/03	1.04 (b)	10,000,000	9,999,325
GE Capital Assurance Co.
7/1/03	1.43 (b)(c)	5,000,000	5,000,000
General Electric Capital Corp.
7/1/03	1.58 (b)	20,000,000	20,008,056
7/9/03	1.32 (b)	25,000,000	25,000,000
7/17/03	1.17 (b)	20,000,000	20,000,000
7/28/03	1.11 (b)	15,000,000	15,002,656
General Motors Acceptance Corp. Mortgage Credit
7/1/03	1.82 (b)(c)	30,000,000	30,000,000
Harwood Street Funding I LLC
7/21/03	1.22 (a)(b)	10,000,000	10,000,000
HBOS Treasury Services PLC
9/24/03	1.27 (b)	20,000,000	20,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg
7/15/03	1.18% (b)	$ 25,000,000	$ 25,001,879
Montauk Funding Corp.
7/15/03	1.14 (b)	15,000,000	15,000,000
Morgan Stanley
7/1/03	1.46 (b)	25,000,000	25,000,000
7/15/03	1.28 (b)	20,000,000	20,000,000
National City Bank, Indiana
7/1/03	1.05 (b)	25,000,000	24,995,442
Verizon Global Funding Corp.
9/15/03	1.57 (b)	30,000,000	30,000,000
9/17/03	1.21 (b)	15,000,000	15,000,703
Wachovia Bank NA
7/28/03	1.32 (b)	10,000,000	10,003,456
TOTAL MEDIUM-TERM NOTES			405,003,641
Short-Term Notes - 3.3%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/03	1.48 (b)(c)	10,000,000	10,000,000
7/28/03	1.12 (b)	5,000,000	5,000,000
8/1/03	1.47 (b)(c)	5,000,000	5,000,000
Monumental Life Insurance Co.
7/1/03	1.46 (b)(c)	5,000,000	5,000,000
7/1/03	1.49 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/03	1.42 (b)(c)	30,000,000	30,000,000
Pacific Life Insurance Co.
9/11/03	1.36 (b)(c)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
8/1/03	1.48 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 0.1%

West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 7/1/03, CP mode
7/1/03	1.65	2,000,000	2,000,000
Repurchase Agreements - 9.9%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/03 due 7/1/03 At 1.28%)	$ 753,027	$ 753,000
With:
Banc of America Securities LLC At:
1.05%, dated 6/26/03 due 7/28/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $15,750,000, 4.5%, 7/25/33)	15,014,000	15,000,000
1.51%, dated 6/30/03 due 7/1/03 (Collateralized by Corporate Obligations with principal amounts of $154,035,472, 0% - 9%, 2/15/04 - 12/10/37)	100,004,194	100,000,000
Citigroup Global Markets, Inc. At 1.44%, dated 6/30/03 due 7/1/03 (Collateralized by Corporate Obligations with principal amounts of $60,772,000, 5.88% - 7.7%, 12/1/05 - 5/15/33)	54,002,160	54,000,000
J.P. Morgan Securities, Inc. At:
1.09%, dated 6/26/03 due 7/25/03 (Collateralized by Corporate Obligations with principal amounts of $1,750,500, 6.38% - 6.6%, 2/15/08 - 1/15/12)	2,001,756	2,000,000
1.13%, dated 6/26/03 due 7/25/03 (Collateralized by Corporate Obligations with principal amounts of $33,446,000, 5.3% - 7.35%, 7/3/06 - 6/1/28)	35,031,860	35,000,000
Lehman Brothers, Inc. At 1.15%, dated 6/26/03 due 7/29/03 (Collateralized by Corporate Obligations with principal amounts of $14,441,000, 6% - 9.5%, 12/15/05 - 8/01/29)	15,015,813	15,000,000
Morgan Stanley & Co. At 1.11%, dated 6/26/03 due 7/31/03 (Collateralized by Corporate Obligations with principal amounts of $30,210,132, 9.01% - 9.07%, 6/20/31 - 10/25/33)	25,026,979	25,000,000
TOTAL REPURCHASE AGREEMENTS		246,753,000
TOTAL INVESTMENT PORTFOLIO - 104.0%	2,585,834,267
NET OTHER ASSETS - (4.0)%	(99,330,919)
NET ASSETS - 100%	$ 2,486,503,348
Total Cost for Income Tax Purposes $ 2,585,834,267
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,000,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.43%, 7/1/03	7/30/02	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit 1.82%, 7/1/03	6/2/03	$ 30,000,000
Goldman Sachs Group, Inc.: 1.35%, 7/7/03	3/3/03	$ 15,000,000
1.38%, 8/12/03	2/11/03	$ 30,000,000
1.52%, 7/1/03	3/19/03 - 5/27/03	$ 23,000,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.47%, 8/1/03	2/24/03	$ 5,000,000
1.48%, 7/1/03	3/26/02	$ 10,000,000
Monumental Life Insurance Co.: 1.46%, 7/1/03	9/17/98	$ 5,000,000
1.49%, 7/1/03	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.42%, 7/1/03	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co. 1.36%, 9/11/03	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.48%, 8/1/03	4/28/00	$ 10,000,000
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,000,000 or 7.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $246,753,000) - See accompanying schedule		$ 2,585,834,267
Cash		52,810
Receivable for fund shares sold		4,276,205
Interest receivable		2,891,780
Total assets		2,593,055,062

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 100,000,000
Payable for fund shares redeemed	5,837,396
Distributions payable	12,584
Accrued management fee	414,848
Distribution fees payable	11,006
Other payables and accrued expenses	275,880
Total liabilities		106,551,714

Net Assets		$ 2,486,503,348
Net Assets consist of:
Paid in capital		$ 2,486,553,445
Accumulated net realized gain (loss) on investments		(50,097)
Net Assets		$ 2,486,503,348

Initial Class: Net Asset Value, offering price and redemption price per share ($2,428,485,521 ÷ 2,428,432,000 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($8,566,463 ÷ 8,564,720 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,451,364 ÷ 49,452,930 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 18,093,265

Expenses
Management fee	$ 2,664,601
Transfer agent fees	907,063
Distribution fees	64,391
Accounting fees and expenses	122,124
Non-interested trustees' compensation	5,570
Custodian fees and expenses	26,876
Audit	27,503
Legal	2,868
Miscellaneous	91,885
Total expenses before reductions	3,912,881
Expense reductions	(225)	3,912,656
Net investment income		14,180,609
Net realized gain (loss) on investment securities		(50,097)
Net increase in net assets resulting from operations		$ 14,130,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,180,609	$ 46,410,100
Net realized gain (loss)	(50,097)	87,888
Net increase (decrease) in net assets resulting from operations	14,130,512	46,497,988
Distributions to shareholders from net investment income	(14,180,609)	(46,410,100)
Share transactions - net increase (decrease)	(274,135,942)	(39,187,088)
Total increase (decrease) in net assets	(274,186,039)	(39,099,200)

Net Assets
Beginning of period	2,760,689,387	2,799,788,587
End of period	$ 2,486,503,348	$ 2,760,689,387
Other Information:
Share Transactions at a net asset value of $1.00 per share	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	4,180,185,892	3,515,483	67,426,377
Reinvested	13,934,846	39,209	193,387
Redeemed	(4,470,656,035)	(3,004,806)	(65,770,295)
Net increase (decrease)	(276,535,297)	549,886	1,849,469

Share Transactions at a net asset value of $1.00 per share	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Sold	6,692,494,433	8,278,271	505,243,362
Reinvested	45,541,480	125,174	705,271
Redeemed	(6,786,431,592)	(6,531,366)	(498,612,121)
Net increase (decrease)	(48,395,679)	1,872,079	7,336,512

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 13,942,252	$ 39,209	$ 199,148

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 45,579,655	$ 125,174	$ 705,271

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.017	.041	.062	.050	.053
Distributions from net investment income	(.005)	(.017)	(.041)	(.062)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.54%	1.69%	4.18%	6.30%	5.17%	5.46%
Ratios to Average Net Assets E
Expenses before expense reductions	.30% A	.29%	.28%	.33%	.27%	.30%
Expenses net of voluntary waivers, if any	.30% A	.29%	.28%	.33%	.27%	.30%
Expenses net of all reductions	.30% A	.29%	.28%	.33%	.27%	.30%
Net investment income	1.10% A	1.68%	3.99%	6.18%	5.06%	5.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,428,486	$ 2,705,069	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.016	.040	.031
Distributions from net investment income	(.005)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.49%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.39%	.45% A
Net investment income	.99% A	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,566	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.039	.058
Distributions from net investment income	(.004)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.41%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.54%	.55%	.60% A
Expenses net of all reductions	.55% A	.54%	.55%	.60% A
Net investment income	.84% A	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,451	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Money Market Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $926,498 or annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 4,047	|
Service Class 2	60,344
	$ 64,391

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 886,552	|
Service Class	2,907
Service Class 2	17,604
	$ 907,063

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. Expense Reductions.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $225.

5. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the fund.

Money Market Portfolio

Semiannual Report

Money Market Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0803
1.705628.105

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Nikko Cordial Corp. (Japan)	4.4
Nomura Holdings, Inc. (Japan)	4.0
Daiwa Securities Group, Inc. (Japan)	3.0
Total SA Series B (France)	2.4
Infineon Technologies AG (Germany)	2.4
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	32.3
Information Technology	17.2
Health Care	9.0
Energy	9.1
Consumer Discretionary	9.0
Top Five Countries as of June 30, 2003
(excluding cash equivalents)	% of fund's net assets
Japan	24.6
United Kingdom	12.9
France	7.9
Germany	7.3
Switzerland	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
Australia - 1.1%
News Corp. Ltd. sponsored ADR	608,000	$ 15,212,160
Belgium - 0.2%
Fortis	131,300	2,285,824
Canada - 3.3%
Alcan, Inc.	138,300	4,310,716
Canadian Natural Resources Ltd.	137,000	5,463,533
EnCana Corp.	262,300	10,061,515
Precision Drilling Corp. (a)	99,600	3,755,507
Talisman Energy, Inc.	445,300	20,319,001
Tembec, Inc. (a)	200,800	1,214,216
TOTAL CANADA		45,124,488
Cayman Islands - 0.5%
Noble Corp. (a)	186,100	6,383,230
Denmark - 0.7%
Coloplast AS Series B	28,000	2,169,769
Novo Nordisk AS Series B	219,100	7,691,234
TOTAL DENMARK		9,861,003
Finland - 1.5%
Nokia Corp.	1,307,300	21,478,932
France - 7.9%
Alcatel SA sponsored ADR (a)	378,000	3,383,100
Aventis SA (France)	75,730	4,142,431
AXA SA	640,704	9,966,416
BNP Paribas SA	374,102	19,060,291
Credit Agricole SA	113,400	2,160,913
L'Air Liquide SA	17,900	2,660,759
Pechiney SA (a)	94,200	3,390,518
Pernod-Ricard	67,700	6,056,698
Sanofi-Synthelabo SA	53,800	3,159,211
Suez SA (France)	126,000	2,010,759
Television Francaise 1 SA	431,400	13,311,934
Total SA Series B	220,300	33,397,480
Vivendi Universal SA sponsored ADR	355,500	6,555,420
TOTAL FRANCE		109,255,930
Germany - 7.3%
Allianz AG (Reg.)	186,500	15,542,599
Altana AG sponsored ADR	59,900	3,713,800
BASF AG	87,400	3,743,524
Bayer AG	120,900	2,809,142
Deutsche Boerse AG	418,731	22,240,513
Deutsche Telekom AG sponsored ADR	570,300	8,668,560
Infineon Technologies AG (a)	3,417,200	33,129,030
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	110,000	11,244,342
TOTAL GERMANY		101,091,510

	Shares	Value (Note 1)
Hong Kong - 1.5%
China Mobile (Hong Kong) Ltd.	1,667,000	$ 3,924,118
CNOOC Ltd.	1,550,500	2,286,492
Hong Kong Exchanges & Clearing Ltd.	2,602,000	3,737,020
Hutchison Whampoa Ltd.	1,411,600	8,598,156
Techtronic Industries Co.	1,336,000	2,244,284
TOTAL HONG KONG		20,790,070
India - 0.8%
Dr. Reddy's Laboratories Ltd.	151,900	3,582,955
Housing Development Finance Corp. Ltd.	213,800	1,884,858
Infosys Technologies Ltd.	17,000	1,195,916
Ranbaxy Laboratories Ltd.	223,600	3,781,350
Satyam Computer Services Ltd.	294,600	1,220,994
TOTAL INDIA		11,666,073
Italy - 1.7%
Banca Intesa Spa	1,077,275	3,454,443
Telecom Italia Spa	1,601,324	14,534,395
Unicredito Italiano Spa	1,144,300	5,467,820
TOTAL ITALY		23,456,658
Japan - 24.6%
Advantest Corp.	138,600	6,160,515
Canon, Inc.	459,000	20,953,350
Credit Saison Co. Ltd.	284,900	4,686,842
Daikin Industries Ltd.	71,000	1,308,004
Daiwa Securities Group, Inc.	7,207,000	41,547,582
Fuji Photo Film Co. Ltd.	82,000	2,377,308
Ito-Yokado Co. Ltd.	569,000	13,667,600
JAFCO Co. Ltd.	199,800	11,351,324
KDDI Corp.	3,372	13,100,343
Konica Corp.	251,000	2,866,714
Kyocera Corp.	122,000	7,002,590
Kyorin Pharmaceutical Co. Ltd.	19,000	260,657
Matsushita Electric Industrial Co. Ltd.	306,000	3,075,300
Mitsubishi Securities Co. Ltd.	247,000	1,502,348
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,441	6,599,780
Mizuho Financial Group, Inc. (a)	1,509	1,196,458
Murata Manufacturing Co. Ltd.	104,700	4,128,866
Nikko Cordial Corp.	15,261,000	61,457,117
Nikon Corp. (a)	373,000	3,082,104
Nissan Motor Co. Ltd.	962,300	9,117,793
Nomura Holdings, Inc.	4,341,000	55,273,491
ORIX Corp.	254,000	14,091,069
Rohm Co. Ltd.	101,500	11,100,635
Seiko Epson Corp.	10,300	307,219
Shin-Etsu Chemical Co. Ltd.	177,600	6,083,716
SMC Corp.	15,900	1,343,045
Sony Corp.	224,600	6,288,800
Sumitomo Electric Industries Ltd.	683,000	5,004,520
Sumitomo Mitsui Financial Group, Inc.	3,185	6,971,928
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	281,000	$ 13,358,593
Toyota Motor Corp.	209,700	5,431,230
TOTAL JAPAN		340,696,841
Korea (South) - 2.1%
Kookmin Bank	25,810	777,540
Samsung Electronics Co. Ltd.	95,810	28,462,382
TOTAL KOREA (SOUTH)		29,239,922
Mexico - 1.3%
Grupo Televisa SA de CV sponsored ADR	268,600	9,266,700
Telefonos de Mexico SA de CV sponsored ADR	188,900	5,935,238
TV Azteca SA de CV sponsored ADR	334,000	2,171,000
TOTAL MEXICO		17,372,938
Netherlands - 5.3%
Akzo Nobel NV	141,800	3,768,237
ASML Holding NV (a)	2,522,400	24,114,157
ING Groep NV (Certificaten Van Aandelen)	1,166,524	20,449,161
Koninklijke Ahold NV (a)	357,900	2,979,382
Koninklijke Philips Electronics NV	312,500	5,971,876
STMicroelectronics NV (NY Shares)	75,500	1,569,645
VNU NV	344,700	10,648,494
Wolters Kluwer NV (Certificaten Van Aandelen)	263,100	3,180,800
TOTAL NETHERLANDS		72,681,752
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	1,257,000	2,214,384
Russia - 0.8%
JSC MMC 'Norilsk Nickel' sponsored ADR	114,800	3,974,950
YUKOS Corp. sponsored ADR	123,000	6,844,950
TOTAL RUSSIA		10,819,900
Singapore - 0.5%
Flextronics International Ltd. (a)	732,300	7,608,597
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	172,600	2,324,922
Sappi Ltd.	171,000	2,065,726
TOTAL SOUTH AFRICA		4,390,648
Spain - 2.6%
Altadis SA (Spain)	271,800	6,985,056
Banco Popular Espanol SA (Reg.)	164,200	8,318,635
Banco Santander Central Hispano SA	1,476,868	12,974,554
Inditex SA	152,575	3,847,279
Telefonica SA	356,284	4,105,581
TOTAL SPAIN		36,231,105

	Shares	Value (Note 1)
Sweden - 2.1%
Hennes & Mauritz AB (H&M) (B Shares)	100,000	$ 2,304,667
Nordea AB	1,077,600	5,209,970
Securitas AB (B Shares)	208,400	2,140,434
Telefonaktiebolaget LM Ericsson ADR (a)	1,808,800	19,227,544
TOTAL SWEDEN		28,882,615
Switzerland - 6.8%
Compagnie Financiere Richemont unit	130,930	2,122,089
Converium Holding AG	72,080	3,334,073
Credit Suisse Group (Reg.)	950,866	25,087,606
Novartis AG (Reg.)	677,650	26,977,245
Roche Holding AG (participation certificate)	220,010	17,300,224
Swiss Reinsurance Co. (Reg.)	114,517	6,360,643
UBS AG (Reg.)	173,934	9,699,472
Zurich Financial Services AG	20,970	2,506,405
TOTAL SWITZERLAND		93,387,757
Taiwan - 0.3%
Hon Hai Precision Industries Co. Ltd.	437,400	1,588,359
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,643,782	2,711,099
TOTAL TAIWAN		4,299,458
United Kingdom - 12.9%
3i Group PLC	824,700	7,712,262
Abbey National PLC	960,800	7,482,212
AstraZeneca PLC (United Kingdom)	470,400	19,178,209
BHP Billiton PLC	821,100	4,335,349
BP PLC	1,673,300	11,718,684
Carlton Communications PLC	915,000	2,294,410
Centrica PLC	877,900	2,553,746
GlaxoSmithKline PLC	1,170,794	23,731,986
HBOS PLC	494,656	6,422,936
HSBC Holdings PLC (United Kingdom) (Reg.)	897,400	10,609,070
Kingfisher PLC	1,449,744	6,652,735
Lloyds TSB Group PLC	497,750	3,544,619
Man Group PLC	353,400	6,995,763
Prudential PLC	1,374,000	8,346,226
Reckitt Benckiser PLC	211,200	3,887,193
Reed Elsevier PLC	477,500	3,985,260
Rio Tinto PLC (Reg.)	408,200	7,811,930
Shire Pharmaceuticals Group PLC sponsored ADR (a)	196,300	3,867,110
Tesco PLC	1,949,778	7,075,581
Vodafone Group PLC	14,790,003	29,062,268
William Hill PLC	189,500	895,473
TOTAL UNITED KINGDOM		178,163,022
United States of America - 5.9%
Baker Hughes, Inc.	197,300	6,623,361
ENSCO International, Inc.	251,800	6,773,420
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	138,700	$ 3,398,150
Grant Prideco, Inc. (a)	373,900	4,393,325
Micron Technology, Inc. (a)	508,900	5,918,507
Motorola, Inc.	2,294,400	21,636,192
NTL, Inc. (a)	170,500	5,817,460
Smith International, Inc. (a)	23,900	878,086
Synthes-Stratec, Inc.	7,630	5,494,368
Transocean, Inc.	145,600	3,198,832
Tyco International Ltd.	826,000	15,677,480
Weatherford International Ltd. (a)	50,300	2,107,570
TOTAL UNITED STATES OF AMERICA		81,916,751
TOTAL COMMON STOCKS (Cost $1,192,538,495)		1,274,511,568
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (Cost $1,867,790)	126,720	250,906
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 1.18% (b)	86,546,907	86,546,907
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	19,136,267	19,136,267
TOTAL MONEY MARKET FUNDS (Cost $105,683,174)		105,683,174
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,300,089,459)		1,380,445,648
NET OTHER ASSETS - 0.1%		1,989,057
NET ASSETS - 100%		$ 1,382,434,705
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $439,949,301 and $509,450,883, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,325 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $13,944,600. The weighted average interest rate was 1.36%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $559,394,000 of which $367,608,000 and $191,786,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,402,673) (cost $1,300,089,459) - See accompanying schedule		$ 1,380,445,648
Cash		6,898
Foreign currency held at value (cost $23,105,143)		23,056,141
Receivable for investments sold		146,583
Receivable for fund shares sold		6,211,537
Dividends receivable		2,277,638
Interest receivable		55,235
Redemption fees receivable		52
Other receivables		299,227
Total assets		1,412,498,959
Liabilities
Payable for investments purchased	$ 922,175
Payable for fund shares redeemed	8,839,331
Accrued management fee	865,544
Distribution fees payable	36,025
Other payables and accrued expenses	264,912
Collateral on securities loaned, at value	19,136,267
Total liabilities		30,064,254
Net Assets		$ 1,382,434,705
Net Assets consist of:
Paid in capital		$ 1,985,903,310
Undistributed net investment income		7,507,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(691,325,538)
Net unrealized appreciation (de- preciation) on investments and assets and liabilities in foreign currencies		80,349,616
Net Assets		$ 1,382,434,705
Initial Class: Net Asset Value, offering price and redemption price per share ($1,053,227,835 ÷ 87,782,326 shares)		$ 12.00
Service Class: Net Asset Value, offering price and redemption price per share ($190,562,947 ÷ 15,932,960 shares)		$ 11.96
Service Class 2: Net Asset Value, offering price and redemption price per share ($81,081,902 ÷ 6,789,004 shares)		$ 11.94
Initial Class R: Net Asset Value, offering price and redemption price per share ($22,702,948 ÷ 1,894,524 shares)		$ 11.98
Service Class R: Net Asset Value, offering price and redemption price per share ($29,817,155 ÷ 2,495,641 shares)		$ 11.95
Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,041,918 ÷ 424,347 shares)		$ 11.88

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 17,838,642
Interest		540,140
Security lending		571,598
		18,950,380
Less foreign taxes withheld		(1,941,369)
Total income		17,009,011

Expenses
Management fee	$ 4,673,426
Transfer agent fees	455,200
Distribution fees	183,770
Accounting and security lending fees	331,104
Non-interested trustees' compensation	2,570
Depreciation in deferred trustee compensation account	(5,311)
Custodian fees and expenses	240,146
Audit	38,342
Legal	1,290
Interest	7,888
Miscellaneous	29,547
Total expenses before reductions	5,957,972
Expense reductions	(228,066)	5,729,906
Net investment income (loss)		11,279,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(95,209,723)
Foreign currency transactions	(241,917)
Total net realized gain (loss)		(95,451,640)
Change in net unrealized appreciation (depreciation) on: Investment securities	223,413,736
Assets and liabilities in foreign currencies	189,361
Total change in net unrealized appreciation (depreciation)		223,603,097
Net gain (loss)		128,151,457
Net increase (decrease) in net assets resulting from operations		$ 139,430,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,279,105	$ 12,214,036
Net realized gain (loss)	(95,451,640)	(174,115,283)
Change in net unrealized appreciation (depreciation)	223,603,097	(167,568,490)
Net increase (decrease) in net assets resulting from operations	139,430,562	(329,469,737)
Distributions to shareholders from net investment income	(11,225,102)	(12,564,381)
Share transactions - net increase (decrease)	(37,679,479)	(152,413,852)
Redemption fees	12,326	102,940
Total increase (decrease) in net assets	90,538,307	(494,345,030)

Net Assets
Beginning of period	1,291,896,398	1,786,241,428
End of period (including undistributed net investment income of $7,507,317 and undistributed net investment income of $5,142,046, respectively)	$ 1,382,434,705	$ 1,291,896,398
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	80,264,567	28,729,931	34,523,817	628,568	929,310	277,652
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(87,306,164)	(29,142,086)	(32,149,368)	(174,921)	(96,162)	(3,869)
Net increase (decrease)	(6,149,976)	(271,707)	2,400,687	469,146	850,679	276,061
Dollars
Sold	$ 867,955,197	$ 308,701,957	$ 365,448,719	$ 6,593,640	$ 9,771,885	$ 2,921,054
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(951,198,138)	(314,422,120)	(341,701,212)	(1,894,882)	(1,040,087)	(40,594)
Net increase (decrease)	$ (74,085,989)	$ (4,281,976)	$ 24,015,917	$ 4,857,778	$ 8,911,139	$ 2,903,652

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Sold	155,379,548	83,280,851	56,191,820	1,731,891	1,927,754	148,296
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(170,119,744)	(84,583,414)	(55,371,184)	(306,513)	(282,792)	(10)
Net increase (decrease)	(13,915,435)	(1,181,717)	850,971	1,425,378	1,644,962	148,286
Dollars
Sold	$ 1,967,649,782	$ 1,080,032,631	$ 680,275,000	$ 22,005,065	$ 24,459,961	$ 1,672,814
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(2,163,169,922)	(1,102,393,299)	(668,279,318)	(3,557,947)	(3,672,885)	(114)
Net increase (decrease)	$ (184,897,224)	$ (20,807,798)	$ 12,384,276	$ 18,447,118	$ 20,787,076	$ 1,672,700

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192
From net realized gain	-	-	-	-	-	-
Total	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Income from Investment Operations
Net investment income (loss) E	.10	.10	.14	.19 F	.24	.23
Net realized and unrealized gain (loss)	1.02	(2.90)	(3.86)	(4.93)	7.95	2.13
Total from investment operations	1.12	(2.80)	(3.72)	(4.74)	8.19	2.36
Distributions from net investment income	(.10)	(.10)	(.93)	(.31)	(.31)	(.38)
Distributions in excess of net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.47)	(2.33)	(.50)	(1.12)
Total distributions	(.10)	(.10)	(2.40)	(2.70)	(.81)	(1.50)
Redemption fees added to paid in capital E,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.00	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06
Total Return B,C,D	10.35%	(20.28)%	(21.21)%	(19.07)%	42.55%	12.81%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.90%	.92%	.89%	.91%	.91%
Expenses net of voluntary waivers, if any	.91% A	.90%	.92%	.89%	.91%	.91%
Expenses net of all reductions	.87% A	.86%	.87%	.87%	.87%	.89%
Net investment income (loss)	1.80% A	.79%	.91%	.84%	1.10%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053,228	$ 1,031,489	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843
Portfolio turnover rate	72% A	77%	98%	136%	78%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Income from Investment Operations
Net investment income (loss) E	.09	.09	.12	.17 F	.22	.15
Net realized and unrealized gain (loss)	1.02	(2.89)	(3.84)	(4.93)	7.94	2.19
Total from investment operations	1.11	(2.80)	(3.72)	(4.76)	8.16	2.34
Distributions from net investment income	(.09)	(.09)	(.92)	(.30)	(.31)	(.38)
Distributions in excess of net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.47)	(2.33)	(.50)	(1.12)
Total distributions	(.09)	(.09)	(2.39)	(2.69)	(.81)	(1.50)
Redemption fees added to paid in capital E,H	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04
Total Return B,C,D	10.28%	(20.34)%	(21.27)%	(19.18)%	42.44%	12.69%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	1.03%	.99%	1.01%	1.01%
Expenses net of voluntary waivers, if any	1.01% A	1.00%	1.03%	.99%	1.01%	1.01%
Expenses net of all reductions	.97% A	.96%	.97%	.97%	.98%	.97%
Net investment income (loss)	1.70% A	.69%	.81%	.74%	1.00%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,563	$ 177,322	$ 240,525	$ 257,257	$ 144,371	$ 34,720
Portfolio turnover rate	72% A	77%	98%	136%	78%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	1.02	(2.88)	(3.80)	(3.68)
Total from investment operations	1.10	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	(.06)
Distributions from net realized gain	-	-	(1.47)	(2.33)
Total distributions	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E,I	-	-	-	-
Net asset value, end of period	$ 11.94	$ 10.90	$ 13.81	$ 19.91
Total Return B,C,D	10.18%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.17% A	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.17% A	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.12%	1.13% A
Net investment income (loss)	1.54% A	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,082	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	72% A	77%	98%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.10	.06
Net realized and unrealized gain (loss)	1.01	(3.13)
Total from investment operations	1.11	(3.07)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 11.98	$ 10.98
Total Return B,C,D	10.28%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A	.91% A
Expenses net of voluntary waivers, if any	.90% A	.91% A
Expenses net of all reductions	.87% A	.87% A
Net investment income (loss)	1.80% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,703	$ 15,649
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.09	.05
Net realized and unrealized gain (loss)	1.02	(3.12)
Total from investment operations	1.11	(3.07)
Distributions from net investment income	(.10)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 11.95	$ 10.94
Total Return B,C,D	10.30%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.01% A
Expenses net of voluntary waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	1.70% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,817	$ 17,997
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.08	.04
Net realized and unrealized gain (loss)	1.01	(3.10)
Total from investment operations	1.09	(3.06)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 11.88	$ 10.90
Total Return B,C,D	10.17%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.17% A
Expenses net of voluntary waivers, if any	1.16% A	1.17% A
Expenses net of all reductions	1.12% A	1.14% A
Net investment income (loss)	1.55% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,042	$ 1,616
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 212,315,773	|
Unrealized depreciation	(152,066,073)
Net unrealized appreciation (depreciation)	$ 60,249,700
Cost for federal income tax purposes	$ 1,320,195,948

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 87,478	|
Service Class 2	81,034
Service Class R	11,183
Service Class 2R	4,075
	$ 183,770

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 350,246	|
Service Class	63,373
Service Class 2	26,334
Initial Class R	6,227
Service Class R	7,837
Service Class 2R	1,183
	$ 455,200

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $251,001 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $226,906 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,160.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 40% of the total outstanding shares of the fund.

Overseas Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0803
1.705696.105

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Nikko Cordial Corp. (Japan)	4.4
Nomura Holdings, Inc. (Japan)	4.0
Daiwa Securities Group, Inc. (Japan)	3.0
Total SA Series B (France)	2.4
Infineon Technologies AG (Germany)	2.4
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	32.3
Information Technology	17.2
Health Care	9.0
Energy	9.1
Consumer Discretionary	9.0
Top Five Countries as of June 30, 2003
(excluding cash equivalents)	% of fund's net assets
Japan	24.6
United Kingdom	12.9
France	7.9
Germany	7.3
Switzerland	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
Australia - 1.1%
News Corp. Ltd. sponsored ADR	608,000	$ 15,212,160
Belgium - 0.2%
Fortis	131,300	2,285,824
Canada - 3.3%
Alcan, Inc.	138,300	4,310,716
Canadian Natural Resources Ltd.	137,000	5,463,533
EnCana Corp.	262,300	10,061,515
Precision Drilling Corp. (a)	99,600	3,755,507
Talisman Energy, Inc.	445,300	20,319,001
Tembec, Inc. (a)	200,800	1,214,216
TOTAL CANADA		45,124,488
Cayman Islands - 0.5%
Noble Corp. (a)	186,100	6,383,230
Denmark - 0.7%
Coloplast AS Series B	28,000	2,169,769
Novo Nordisk AS Series B	219,100	7,691,234
TOTAL DENMARK		9,861,003
Finland - 1.5%
Nokia Corp.	1,307,300	21,478,932
France - 7.9%
Alcatel SA sponsored ADR (a)	378,000	3,383,100
Aventis SA (France)	75,730	4,142,431
AXA SA	640,704	9,966,416
BNP Paribas SA	374,102	19,060,291
Credit Agricole SA	113,400	2,160,913
L'Air Liquide SA	17,900	2,660,759
Pechiney SA (a)	94,200	3,390,518
Pernod-Ricard	67,700	6,056,698
Sanofi-Synthelabo SA	53,800	3,159,211
Suez SA (France)	126,000	2,010,759
Television Francaise 1 SA	431,400	13,311,934
Total SA Series B	220,300	33,397,480
Vivendi Universal SA sponsored ADR	355,500	6,555,420
TOTAL FRANCE		109,255,930
Germany - 7.3%
Allianz AG (Reg.)	186,500	15,542,599
Altana AG sponsored ADR	59,900	3,713,800
BASF AG	87,400	3,743,524
Bayer AG	120,900	2,809,142
Deutsche Boerse AG	418,731	22,240,513
Deutsche Telekom AG sponsored ADR	570,300	8,668,560
Infineon Technologies AG (a)	3,417,200	33,129,030
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	110,000	11,244,342
TOTAL GERMANY		101,091,510

	Shares	Value (Note 1)
Hong Kong - 1.5%
China Mobile (Hong Kong) Ltd.	1,667,000	$ 3,924,118
CNOOC Ltd.	1,550,500	2,286,492
Hong Kong Exchanges & Clearing Ltd.	2,602,000	3,737,020
Hutchison Whampoa Ltd.	1,411,600	8,598,156
Techtronic Industries Co.	1,336,000	2,244,284
TOTAL HONG KONG		20,790,070
India - 0.8%
Dr. Reddy's Laboratories Ltd.	151,900	3,582,955
Housing Development Finance Corp. Ltd.	213,800	1,884,858
Infosys Technologies Ltd.	17,000	1,195,916
Ranbaxy Laboratories Ltd.	223,600	3,781,350
Satyam Computer Services Ltd.	294,600	1,220,994
TOTAL INDIA		11,666,073
Italy - 1.7%
Banca Intesa Spa	1,077,275	3,454,443
Telecom Italia Spa	1,601,324	14,534,395
Unicredito Italiano Spa	1,144,300	5,467,820
TOTAL ITALY		23,456,658
Japan - 24.6%
Advantest Corp.	138,600	6,160,515
Canon, Inc.	459,000	20,953,350
Credit Saison Co. Ltd.	284,900	4,686,842
Daikin Industries Ltd.	71,000	1,308,004
Daiwa Securities Group, Inc.	7,207,000	41,547,582
Fuji Photo Film Co. Ltd.	82,000	2,377,308
Ito-Yokado Co. Ltd.	569,000	13,667,600
JAFCO Co. Ltd.	199,800	11,351,324
KDDI Corp.	3,372	13,100,343
Konica Corp.	251,000	2,866,714
Kyocera Corp.	122,000	7,002,590
Kyorin Pharmaceutical Co. Ltd.	19,000	260,657
Matsushita Electric Industrial Co. Ltd.	306,000	3,075,300
Mitsubishi Securities Co. Ltd.	247,000	1,502,348
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,441	6,599,780
Mizuho Financial Group, Inc. (a)	1,509	1,196,458
Murata Manufacturing Co. Ltd.	104,700	4,128,866
Nikko Cordial Corp.	15,261,000	61,457,117
Nikon Corp. (a)	373,000	3,082,104
Nissan Motor Co. Ltd.	962,300	9,117,793
Nomura Holdings, Inc.	4,341,000	55,273,491
ORIX Corp.	254,000	14,091,069
Rohm Co. Ltd.	101,500	11,100,635
Seiko Epson Corp.	10,300	307,219
Shin-Etsu Chemical Co. Ltd.	177,600	6,083,716
SMC Corp.	15,900	1,343,045
Sony Corp.	224,600	6,288,800
Sumitomo Electric Industries Ltd.	683,000	5,004,520
Sumitomo Mitsui Financial Group, Inc.	3,185	6,971,928
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	281,000	$ 13,358,593
Toyota Motor Corp.	209,700	5,431,230
TOTAL JAPAN		340,696,841
Korea (South) - 2.1%
Kookmin Bank	25,810	777,540
Samsung Electronics Co. Ltd.	95,810	28,462,382
TOTAL KOREA (SOUTH)		29,239,922
Mexico - 1.3%
Grupo Televisa SA de CV sponsored ADR	268,600	9,266,700
Telefonos de Mexico SA de CV sponsored ADR	188,900	5,935,238
TV Azteca SA de CV sponsored ADR	334,000	2,171,000
TOTAL MEXICO		17,372,938
Netherlands - 5.3%
Akzo Nobel NV	141,800	3,768,237
ASML Holding NV (a)	2,522,400	24,114,157
ING Groep NV (Certificaten Van Aandelen)	1,166,524	20,449,161
Koninklijke Ahold NV (a)	357,900	2,979,382
Koninklijke Philips Electronics NV	312,500	5,971,876
STMicroelectronics NV (NY Shares)	75,500	1,569,645
VNU NV	344,700	10,648,494
Wolters Kluwer NV (Certificaten Van Aandelen)	263,100	3,180,800
TOTAL NETHERLANDS		72,681,752
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	1,257,000	2,214,384
Russia - 0.8%
JSC MMC 'Norilsk Nickel' sponsored ADR	114,800	3,974,950
YUKOS Corp. sponsored ADR	123,000	6,844,950
TOTAL RUSSIA		10,819,900
Singapore - 0.5%
Flextronics International Ltd. (a)	732,300	7,608,597
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	172,600	2,324,922
Sappi Ltd.	171,000	2,065,726
TOTAL SOUTH AFRICA		4,390,648
Spain - 2.6%
Altadis SA (Spain)	271,800	6,985,056
Banco Popular Espanol SA (Reg.)	164,200	8,318,635
Banco Santander Central Hispano SA	1,476,868	12,974,554
Inditex SA	152,575	3,847,279
Telefonica SA	356,284	4,105,581
TOTAL SPAIN		36,231,105

	Shares	Value (Note 1)
Sweden - 2.1%
Hennes & Mauritz AB (H&M) (B Shares)	100,000	$ 2,304,667
Nordea AB	1,077,600	5,209,970
Securitas AB (B Shares)	208,400	2,140,434
Telefonaktiebolaget LM Ericsson ADR (a)	1,808,800	19,227,544
TOTAL SWEDEN		28,882,615
Switzerland - 6.8%
Compagnie Financiere Richemont unit	130,930	2,122,089
Converium Holding AG	72,080	3,334,073
Credit Suisse Group (Reg.)	950,866	25,087,606
Novartis AG (Reg.)	677,650	26,977,245
Roche Holding AG (participation certificate)	220,010	17,300,224
Swiss Reinsurance Co. (Reg.)	114,517	6,360,643
UBS AG (Reg.)	173,934	9,699,472
Zurich Financial Services AG	20,970	2,506,405
TOTAL SWITZERLAND		93,387,757
Taiwan - 0.3%
Hon Hai Precision Industries Co. Ltd.	437,400	1,588,359
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,643,782	2,711,099
TOTAL TAIWAN		4,299,458
United Kingdom - 12.9%
3i Group PLC	824,700	7,712,262
Abbey National PLC	960,800	7,482,212
AstraZeneca PLC (United Kingdom)	470,400	19,178,209
BHP Billiton PLC	821,100	4,335,349
BP PLC	1,673,300	11,718,684
Carlton Communications PLC	915,000	2,294,410
Centrica PLC	877,900	2,553,746
GlaxoSmithKline PLC	1,170,794	23,731,986
HBOS PLC	494,656	6,422,936
HSBC Holdings PLC (United Kingdom) (Reg.)	897,400	10,609,070
Kingfisher PLC	1,449,744	6,652,735
Lloyds TSB Group PLC	497,750	3,544,619
Man Group PLC	353,400	6,995,763
Prudential PLC	1,374,000	8,346,226
Reckitt Benckiser PLC	211,200	3,887,193
Reed Elsevier PLC	477,500	3,985,260
Rio Tinto PLC (Reg.)	408,200	7,811,930
Shire Pharmaceuticals Group PLC sponsored ADR (a)	196,300	3,867,110
Tesco PLC	1,949,778	7,075,581
Vodafone Group PLC	14,790,003	29,062,268
William Hill PLC	189,500	895,473
TOTAL UNITED KINGDOM		178,163,022
United States of America - 5.9%
Baker Hughes, Inc.	197,300	6,623,361
ENSCO International, Inc.	251,800	6,773,420
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	138,700	$ 3,398,150
Grant Prideco, Inc. (a)	373,900	4,393,325
Micron Technology, Inc. (a)	508,900	5,918,507
Motorola, Inc.	2,294,400	21,636,192
NTL, Inc. (a)	170,500	5,817,460
Smith International, Inc. (a)	23,900	878,086
Synthes-Stratec, Inc.	7,630	5,494,368
Transocean, Inc.	145,600	3,198,832
Tyco International Ltd.	826,000	15,677,480
Weatherford International Ltd. (a)	50,300	2,107,570
TOTAL UNITED STATES OF AMERICA		81,916,751
TOTAL COMMON STOCKS (Cost $1,192,538,495)		1,274,511,568
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (Cost $1,867,790)	126,720	250,906
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 1.18% (b)	86,546,907	86,546,907
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	19,136,267	19,136,267
TOTAL MONEY MARKET FUNDS (Cost $105,683,174)		105,683,174
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,300,089,459)		1,380,445,648
NET OTHER ASSETS - 0.1%		1,989,057
NET ASSETS - 100%		$ 1,382,434,705
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $439,949,301 and $509,450,883, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,325 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $13,944,600. The weighted average interest rate was 1.36%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $559,394,000 of which $367,608,000 and $191,786,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,402,673) (cost $1,300,089,459) - See accompanying schedule		$ 1,380,445,648
Cash		6,898
Foreign currency held at value (cost $23,105,143)		23,056,141
Receivable for investments sold		146,583
Receivable for fund shares sold		6,211,537
Dividends receivable		2,277,638
Interest receivable		55,235
Redemption fees receivable		52
Other receivables		299,227
Total assets		1,412,498,959
Liabilities
Payable for investments purchased	$ 922,175
Payable for fund shares redeemed	8,839,331
Accrued management fee	865,544
Distribution fees payable	36,025
Other payables and accrued expenses	264,912
Collateral on securities loaned, at value	19,136,267
Total liabilities		30,064,254
Net Assets		$ 1,382,434,705
Net Assets consist of:
Paid in capital		$ 1,985,903,310
Undistributed net investment income		7,507,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(691,325,538)
Net unrealized appreciation (de- preciation) on investments and assets and liabilities in foreign currencies		80,349,616
Net Assets		$ 1,382,434,705
Initial Class: Net Asset Value, offering price and redemption price per share ($1,053,227,835 ÷ 87,782,326 shares)		$ 12.00
Service Class: Net Asset Value, offering price and redemption price per share ($190,562,947 ÷ 15,932,960 shares)		$ 11.96
Service Class 2: Net Asset Value, offering price and redemption price per share ($81,081,902 ÷ 6,789,004 shares)		$ 11.94
Initial Class R: Net Asset Value, offering price and redemption price per share ($22,702,948 ÷ 1,894,524 shares)		$ 11.98
Service Class R: Net Asset Value, offering price and redemption price per share ($29,817,155 ÷ 2,495,641 shares)		$ 11.95
Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,041,918 ÷ 424,347 shares)		$ 11.88

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 17,838,642
Interest		540,140
Security lending		571,598
		18,950,380
Less foreign taxes withheld		(1,941,369)
Total income		17,009,011

Expenses
Management fee	$ 4,673,426
Transfer agent fees	455,200
Distribution fees	183,770
Accounting and security lending fees	331,104
Non-interested trustees' compensation	2,570
Depreciation in deferred trustee compensation account	(5,311)
Custodian fees and expenses	240,146
Audit	38,342
Legal	1,290
Interest	7,888
Miscellaneous	29,547
Total expenses before reductions	5,957,972
Expense reductions	(228,066)	5,729,906
Net investment income (loss)		11,279,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(95,209,723)
Foreign currency transactions	(241,917)
Total net realized gain (loss)		(95,451,640)
Change in net unrealized appreciation (depreciation) on: Investment securities	223,413,736
Assets and liabilities in foreign currencies	189,361
Total change in net unrealized appreciation (depreciation)		223,603,097
Net gain (loss)		128,151,457
Net increase (decrease) in net assets resulting from operations		$ 139,430,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,279,105	$ 12,214,036
Net realized gain (loss)	(95,451,640)	(174,115,283)
Change in net unrealized appreciation (depreciation)	223,603,097	(167,568,490)
Net increase (decrease) in net assets resulting from operations	139,430,562	(329,469,737)
Distributions to shareholders from net investment income	(11,225,102)	(12,564,381)
Share transactions - net increase (decrease)	(37,679,479)	(152,413,852)
Redemption fees	12,326	102,940
Total increase (decrease) in net assets	90,538,307	(494,345,030)

Net Assets
Beginning of period	1,291,896,398	1,786,241,428
End of period (including undistributed net investment income of $7,507,317 and undistributed net investment income of $5,142,046, respectively)	$ 1,382,434,705	$ 1,291,896,398
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	80,264,567	28,729,931	34,523,817	628,568	929,310	277,652
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(87,306,164)	(29,142,086)	(32,149,368)	(174,921)	(96,162)	(3,869)
Net increase (decrease)	(6,149,976)	(271,707)	2,400,687	469,146	850,679	276,061
Dollars
Sold	$ 867,955,197	$ 308,701,957	$ 365,448,719	$ 6,593,640	$ 9,771,885	$ 2,921,054
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(951,198,138)	(314,422,120)	(341,701,212)	(1,894,882)	(1,040,087)	(40,594)
Net increase (decrease)	$ (74,085,989)	$ (4,281,976)	$ 24,015,917	$ 4,857,778	$ 8,911,139	$ 2,903,652

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Sold	155,379,548	83,280,851	56,191,820	1,731,891	1,927,754	148,296
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(170,119,744)	(84,583,414)	(55,371,184)	(306,513)	(282,792)	(10)
Net increase (decrease)	(13,915,435)	(1,181,717)	850,971	1,425,378	1,644,962	148,286
Dollars
Sold	$ 1,967,649,782	$ 1,080,032,631	$ 680,275,000	$ 22,005,065	$ 24,459,961	$ 1,672,814
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(2,163,169,922)	(1,102,393,299)	(668,279,318)	(3,557,947)	(3,672,885)	(114)
Net increase (decrease)	$ (184,897,224)	$ (20,807,798)	$ 12,384,276	$ 18,447,118	$ 20,787,076	$ 1,672,700

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192
From net realized gain	-	-	-	-	-	-
Total	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Income from Investment Operations
Net investment income (loss) E	.10	.10	.14	.19 F	.24	.23
Net realized and unrealized gain (loss)	1.02	(2.90)	(3.86)	(4.93)	7.95	2.13
Total from investment operations	1.12	(2.80)	(3.72)	(4.74)	8.19	2.36
Distributions from net investment income	(.10)	(.10)	(.93)	(.31)	(.31)	(.38)
Distributions in excess of net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.47)	(2.33)	(.50)	(1.12)
Total distributions	(.10)	(.10)	(2.40)	(2.70)	(.81)	(1.50)
Redemption fees added to paid in capital E,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.00	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06
Total Return B,C,D	10.35%	(20.28)%	(21.21)%	(19.07)%	42.55%	12.81%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.90%	.92%	.89%	.91%	.91%
Expenses net of voluntary waivers, if any	.91% A	.90%	.92%	.89%	.91%	.91%
Expenses net of all reductions	.87% A	.86%	.87%	.87%	.87%	.89%
Net investment income (loss)	1.80% A	.79%	.91%	.84%	1.10%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053,228	$ 1,031,489	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843
Portfolio turnover rate	72% A	77%	98%	136%	78%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Income from Investment Operations
Net investment income (loss) E	.09	.09	.12	.17 F	.22	.15
Net realized and unrealized gain (loss)	1.02	(2.89)	(3.84)	(4.93)	7.94	2.19
Total from investment operations	1.11	(2.80)	(3.72)	(4.76)	8.16	2.34
Distributions from net investment income	(.09)	(.09)	(.92)	(.30)	(.31)	(.38)
Distributions in excess of net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.47)	(2.33)	(.50)	(1.12)
Total distributions	(.09)	(.09)	(2.39)	(2.69)	(.81)	(1.50)
Redemption fees added to paid in capital E,H	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04
Total Return B,C,D	10.28%	(20.34)%	(21.27)%	(19.18)%	42.44%	12.69%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	1.03%	.99%	1.01%	1.01%
Expenses net of voluntary waivers, if any	1.01% A	1.00%	1.03%	.99%	1.01%	1.01%
Expenses net of all reductions	.97% A	.96%	.97%	.97%	.98%	.97%
Net investment income (loss)	1.70% A	.69%	.81%	.74%	1.00%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,563	$ 177,322	$ 240,525	$ 257,257	$ 144,371	$ 34,720
Portfolio turnover rate	72% A	77%	98%	136%	78%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	1.02	(2.88)	(3.80)	(3.68)
Total from investment operations	1.10	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	(.06)
Distributions from net realized gain	-	-	(1.47)	(2.33)
Total distributions	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E,I	-	-	-	-
Net asset value, end of period	$ 11.94	$ 10.90	$ 13.81	$ 19.91
Total Return B,C,D	10.18%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.17% A	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.17% A	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.12%	1.13% A
Net investment income (loss)	1.54% A	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,082	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	72% A	77%	98%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.10	.06
Net realized and unrealized gain (loss)	1.01	(3.13)
Total from investment operations	1.11	(3.07)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 11.98	$ 10.98
Total Return B,C,D	10.28%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A	.91% A
Expenses net of voluntary waivers, if any	.90% A	.91% A
Expenses net of all reductions	.87% A	.87% A
Net investment income (loss)	1.80% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,703	$ 15,649
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.09	.05
Net realized and unrealized gain (loss)	1.02	(3.12)
Total from investment operations	1.11	(3.07)
Distributions from net investment income	(.10)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 11.95	$ 10.94
Total Return B,C,D	10.30%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.01% A
Expenses net of voluntary waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	1.70% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,817	$ 17,997
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.08	.04
Net realized and unrealized gain (loss)	1.01	(3.10)
Total from investment operations	1.09	(3.06)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 11.88	$ 10.90
Total Return B,C,D	10.17%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.17% A
Expenses net of voluntary waivers, if any	1.16% A	1.17% A
Expenses net of all reductions	1.12% A	1.14% A
Net investment income (loss)	1.55% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,042	$ 1,616
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 212,315,773	|
Unrealized depreciation	(152,066,073)
Net unrealized appreciation (depreciation)	$ 60,249,700
Cost for federal income tax purposes	$ 1,320,195,948

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 87,478	|
Service Class 2	81,034
Service Class R	11,183
Service Class 2R	4,075
	$ 183,770

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 350,246	|
Service Class	63,373
Service Class 2	26,334
Initial Class R	6,227
Service Class R	7,837
Service Class 2R	1,183
	$ 455,200

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $251,001 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $226,906 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,160.

8. Other Information.

Notes to Financial Statements (Unaudited) - continued

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 40% of the total outstanding shares of the fund.

Overseas Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0803
1.774855.101

Fidelity® Variable Insurance Products:

Value Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value stocks can perform differently from the market as a whole. They can remain undervalued by the market for long periods of time.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Burlington Resources, Inc.	5.1
Charles Schwab Corp.	4.6
AOL Time Warner, Inc.	4.2
Verizon Communications, Inc.	3.8
Exxon Mobil Corp.	3.7
21.4
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	28.5
Industrials	18.0
Consumer Discretionary	13.9
Information Technology	11.2
Energy	9.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	98.4%
Bonds	0.7%
Short-Term Investments and Net Other Assets	0.9%

* Foreign investments	2.7%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 0.5%
Mandalay Resort Group	281	$ 8,950
MGM MIRAGE (a)	200	6,836
		15,786
Internet & Catalog Retail - 1.3%
InterActiveCorp (a)	780	30,865
Overstock.com, Inc. (a)	500	7,255
		38,120
Media - 7.1%
AOL Time Warner, Inc. (a)	7,580	121,962
Belo Corp. Series A	1,190	26,608
Comcast Corp. Class A (special) (a)	780	22,487
News Corp. Ltd. ADR	730	22,097
Scholastic Corp. (a)	440	13,103
		206,257
Multiline Retail - 1.5%
Federated Department Stores, Inc.	640	23,584
Target Corp.	540	20,434
		44,018
Specialty Retail - 2.7%
Christopher & Banks Corp. (a)	200	7,398
Home Depot, Inc.	1,580	52,330
TJX Companies, Inc.	930	17,521
		77,249
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	440	23,536
TOTAL CONSUMER DISCRETIONARY		404,966
CONSUMER STAPLES - 2.0%
Food Products - 1.1%
Campbell Soup Co.	280	6,860
McCormick & Co., Inc. (non-vtg.)	980	26,656
		33,516
Household Products - 0.5%
Church & Dwight Co., Inc.	10	327
Kimberly-Clark Corp.	160	8,342
Procter & Gamble Co.	60	5,351
		14,020
Personal Products - 0.4%
Gillette Co.	380	12,107
TOTAL CONSUMER STAPLES		59,643

	Shares	Value (Note 1)
ENERGY - 9.4%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	440	$ 9,236
Schlumberger Ltd. (NY Shares)	180	8,563
		17,799
Oil & Gas - 8.8%
Burlington Resources, Inc.	2,770	149,767
Exxon Mobil Corp.	2,960	106,294
		256,061
TOTAL ENERGY		273,860
FINANCIALS - 28.5%
Capital Markets - 19.6%
A.G. Edwards, Inc.	380	12,996
Bank of New York Co., Inc.	2,480	71,300
Charles Schwab Corp.	13,420	135,408
Friedman, Billings, Ramsey Group, Inc. Class A	300	4,020
Mellon Financial Corp.	2,600	72,150
Merrill Lynch & Co., Inc.	1,020	47,614
Morgan Stanley	1,980	84,645
Northern Trust Corp.	1,950	81,491
State Street Corp.	1,610	63,434
		573,058
Commercial Banks - 1.8%
Bank of America Corp.	590	46,628
Synovus Financial Corp.	140	3,010
Wachovia Corp.	60	2,398
		52,036
Diversified Financial Services - 3.6%
Citigroup, Inc.	2,400	102,720
GATX Corp.	250	4,088
		106,808
Insurance - 1.1%
Allstate Corp.	240	8,556
American International Group, Inc.	270	14,899
Aon Corp.	320	7,706
		31,161
Real Estate - 1.6%
American Financial Realty Trust (SBI)	200	2,982
Duke Realty Corp.	470	12,949
ProLogis	1,100	30,030
		45,961
Thrifts & Mortgage Finance - 0.8%
Golden West Financial Corp., Delaware	280	22,403
TOTAL FINANCIALS		831,427
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 3.3%
Biotechnology - 0.9%
Amgen, Inc. (a)	400	$ 26,576
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	510	19,814
Health Care Providers & Services - 0.4%
WebMD Corp. (a)	1,100	11,913
Pharmaceuticals - 1.3%
Merck & Co., Inc.	340	20,587
Schering-Plough Corp.	800	14,880
Wyeth	60	2,733
		38,200
TOTAL HEALTH CARE		96,503
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.9%
Boeing Co.	120	4,118
Goodrich Corp.	830	17,430
Lockheed Martin Corp.	710	33,775
		55,323
Electrical Equipment - 2.0%
Emerson Electric Co.	1,120	57,232
Industrial Conglomerates - 1.8%
3M Co.	150	19,347
General Electric Co.	880	25,238
Teleflex, Inc.	200	8,510
		53,095
Machinery - 6.4%
Caterpillar, Inc.	450	25,047
Cummins, Inc.	350	12,562
Dover Corp.	680	20,373
Eaton Corp.	360	28,300
Illinois Tool Works, Inc.	980	64,533
Navistar International Corp. (a)	460	15,010
PACCAR, Inc.	230	15,539
Pall Corp.	100	2,250
Pentair, Inc.	60	2,344
		185,958
Road & Rail - 5.8%
Norfolk Southern Corp.	2,650	50,880
Union Pacific Corp.	1,330	77,167
Werner Enterprises, Inc.	1,940	41,128
		169,175
Trading Companies & Distributors - 0.1%
Fastenal Co.	100	3,394
TOTAL INDUSTRIALS		524,177

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 4.1%
ADC Telecommunications, Inc. (a)	5,700	$ 13,270
Avanex Corp. (a)	1,800	7,200
Brocade Communications Systems, Inc. (a)	3,900	22,971
Enterasys Networks, Inc. (a)	1,600	4,848
Motorola, Inc.	4,700	44,321
Nokia Corp. sponsored ADR	580	9,529
Nortel Networks Corp. (a)	5,400	14,580
Tellabs, Inc. (a)	500	3,285
		120,004
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	770	16,401
Seagate Technology	900	15,885
Western Digital Corp. (a)	200	2,060
		34,346
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	1,100	16,764
Avnet, Inc. (a)	400	5,072
Celestica, Inc. (sub. vtg.) (a)	360	5,641
Flextronics International Ltd. (a)	400	4,156
Ingram Micro, Inc. Class A (a)	800	8,800
		40,433
IT Services - 0.4%
Electronic Data Systems Corp.	400	8,580
The BISYS Group, Inc. (a)	100	1,837
		10,417
Semiconductors & Semiconductor Equipment - 1.8%
Axcelis Technologies, Inc. (a)	900	5,508
Cree, Inc. (a)	100	1,628
Cypress Semiconductor Corp. (a)	200	2,400
Helix Technology, Inc.	400	5,292
Lattice Semiconductor Corp. (a)	80	658
LSI Logic Corp. (a)	400	2,832
Micron Technology, Inc. (a)	3,040	35,355
		53,673
Software - 2.3%
BEA Systems, Inc. (a)	2,200	23,892
Microsoft Corp.	200	5,122
NetIQ Corp. (a)	340	5,256
Network Associates, Inc. (a)	1,140	14,455
PeopleSoft, Inc. (a)	930	16,359
Reynolds & Reynolds Co. Class A	60	1,714
		66,798
TOTAL INFORMATION TECHNOLOGY		325,671
MATERIALS - 2.9%
Metals & Mining - 2.7%
Alcoa, Inc.	3,100	79,050
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	150	$ 5,360
TOTAL MATERIALS		84,410
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,080	28,760
Level 3 Communications, Inc. (a)	500	3,320
Time Warner Telecom, Inc. Class A (a)	1,300	8,281
Verizon Communications, Inc.	2,810	110,855
		151,216
Wireless Telecommunication Services - 0.0%
Triton PCS Holdings, Inc. Class A (a)	400	2,020
TOTAL TELECOMMUNICATION SERVICES		153,236
UTILITIES - 4.0%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	570	17,003
Entergy Corp.	740	39,057
Exelon Corp.	400	23,924
Wisconsin Energy Corp.	530	15,370
Xcel Energy, Inc.	400	6,016
		101,370
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	100	635
Duke Energy Corp.	520	10,374
Reliant Resources, Inc. (a)	800	4,904
		15,913
TOTAL UTILITIES		117,283
TOTAL COMMON STOCKS (Cost $2,613,605)		2,871,176
Convertible Bonds - 0.7%
	Principal Amount
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc.:
6% 9/15/09	$ 20,000	14,600
6% 3/15/10	10,000	7,200
		21,800
TOTAL CONVERTIBLE BONDS (Cost $14,279)		21,800
Money Market Funds - 3.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b) (Cost $91,963)	91,963	$ 91,963
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,719,847)	$ 2,984,939
NET OTHER ASSETS - (2.3)%	(67,413)
NET ASSETS - 100%	$ 2,917,526
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,951,048 and $2,132,599, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $202 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $466,000 of which $105,000 and $361,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $86,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $2,719,847) - See accompanying schedule		$ 2,984,939
Receivable for investments sold		6,747
Dividends receivable		2,590
Interest receivable		545
Other receivables		689
Total assets		2,995,510

Liabilities
Payable to custodian bank	$ 34,557
Payable for investments purchased	19,632
Payable for fund shares redeemed	1,080
Accrued management fee	1,445
Distribution fees payable	446
Other payables and accrued expenses	20,824
Total liabilities		77,984

Net Assets		$ 2,917,526
Net Assets consist of:
Paid in capital		$ 3,260,810
Undistributed net investment income		4,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(612,536)
Net unrealized appreciation (depreciation) on investments		265,092
Net Assets		$ 2,917,526
Initial Class: Net Asset Value, offering price and redemption price per share ($316,007 ÷ 33,730 shares)		$ 9.37
Service Class: Net Asset Value, offering price and redemption price per share ($842,623 ÷ 90,048 shares)		$ 9.36
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,758,896 ÷ 188,558 shares)		$ 9.33

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 22,920
Interest		2,406
Total income		25,326

Expenses
Management fee	$ 7,954
Transfer agent fees	1,756
Distribution fees	2,467
Accounting fees and expenses	30,010
Non-interested trustees' compensation	6
Custodian fees and expenses	5,256
Audit	19,962
Legal	3
Miscellaneous	158
Total expenses before reductions	67,572
Expense reductions	(45,633)	21,939
Net investment income (loss)		3,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(13,180)
Foreign currency transactions	(2)
Total net realized gain (loss)		(13,182)
Change in net unrealized appreciation (depreciation) on investment securities		400,980
Net gain (loss)		387,798
Net increase (decrease) in net assets resulting from operations		$ 391,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,387	$ 4,498
Net realized gain (loss)	(13,182)	(486,728)
Change in net unrealized appreciation (depreciation)	400,980	(250,767)
Net increase (decrease) in net assets resulting from operations	391,185	(732,997)
Distributions to shareholders from net investment income	-	(3,406)
Share transactions - net increase (decrease)	(236,090)	549,513
Total increase (decrease) in net assets	155,095	(186,890)

Net Assets
Beginning of period	2,762,431	2,949,321
End of period (including undistributed net investment income of $4,160 and undistributed net investment income of $773, respectively)	$ 2,917,526	$ 2,762,431
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,961	2,487	11,873
Redeemed	(427)	(11,340)	(33,090)
Net increase (decrease)	1,534	(8,853)	(21,217)

Dollars Sold	$ 16,449	$ 20,556	$ 96,357
Redeemed	(3,574)	(93,860)	(272,018)
Net increase (decrease)	$ 12,875	$ (73,304)	$ (175,661)

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	2,429	184,992	137,572
Reinvested	40	122	260
Redeemed	(336)	(180,575)	(109,646)
Net increase (decrease)	2,133	4,539	28,186

Dollars Sold	$ 20,801	$ 1,720,824	$ 1,279,975
Reinvested	322	988	2,096
Redeemed	(2,708)	(1,545,023)	(927,762)
Net increase (decrease)	$ 18,415	$ 176,789	$ 354,309

Distributions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 322	$ 988	$ 2,096

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.03	.03
Net realized and unrealized gain (loss)	1.23	(1.54)	(.37)
Total from investment operations	1.25	(1.51)	(.34)
Distributions from net investment income	-	(.01)	(.02)
Net asset value, end of period	$ 9.37	$ 8.12	$ 9.64
Total Return B,C,D	15.39%	(15.66)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.92% A	3.60%	7.11% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.44% A	1.45%	1.46% A
Net investment income (loss)	.42% A	.31%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 316	$ 261	$ 290
Portfolio turnover rate	147% A	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.02	.02
Net realized and unrealized gain (loss)	1.23	(1.53)	(.37)
Total from investment operations	1.24	(1.51)	(.35)
Distributions from net investment income	-	(.01)	(.01)
Net asset value, end of period	$ 9.36	$ 8.12	$ 9.64
Total ReturnB,C,D	15.27%	(15.66)%	(3.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.86%A	3.64%	7.23%A
Expenses net of voluntary waivers, if any	1.60%A	1.60%	1.60%A
Expenses net of all reductions	1.53%A	1.55%	1.56%A
Net investment income (loss)	.33%A	.21%	.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 843	$ 803	$ 910
Portfolio turnover rate	147%A	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.01	.01
Net realized and unrealized gain (loss)	1.22	(1.54)	(.36)
Total from investment operations	1.23	(1.53)	(.35)
Distributions from net investment income	-	(.01)	(.01)
Net asset value, end of period	$ 9.33	$ 8.10	$ 9.64
Total ReturnB,C,D	15.19%	(15.87)%	(3.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.01%A	3.78%	7.38%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.75%A
Expenses net of all reductions	1.67%A	1.70%	1.70%A
Net investment income (loss)	.18%A	.06%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,759	$ 1,698	$ 1,750
Portfolio turnover rate	147%A	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and /or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 321,245	|
Unrealized depreciation	(74,104)
Net unrealized appreciation (depreciation)	$ 247,141
Cost for federal income tax purposes	$ 2,737,798

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 396	|
Service Class 2	2,071
	$ 2,467

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 379	|
Service Class	447
Service Class 2	930
	$ 1,756

Value Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $522 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Effective August 1, 2003, the expense limitations will be changed to 1.00%, 1.10% and 1.25%, for Initial Class, Service Class, and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.50%	$ 4,736
Service Class	1.60%	12,909
Service Class 2	1.75%	27,099
		$ 44,744

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $889 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 67% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Value Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0803
1.761034.102

Fidelity® Variable Insurance Products

Asset Manager SM Portfolio
Contrafund® Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Index 500 Portfolio
Overseas Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Asset Manager Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Contrafund Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Equity-Income Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Growth Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
High Income Portfolio	<Click Here>	Investment Summary
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Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Semiannual Report

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Cardinal Health, Inc.	3.6
Clear Channel Communications, Inc.	2.9
Merck & Co., Inc.	2.6
American International Group, Inc.	2.4
General Electric Co.	2.3
13.8
Top Five Bond Issuers as of June 30, 2003
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	8.4
U.S. Treasury Obligations	4.2
Government National Mortgage Association	1.1
Freddie Mac	0.5
Thirteen Affiliates of General Growth Properties, Inc.	0.5
14.7
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stock Class and equity futures	52.5%
Bond Class	34.3%
Short-Term Class	13.2%

* Foreign investments	4.2%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$ 0
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	250,500	5,526,030
Media - 4.3%
AOL Time Warner, Inc. (a)	2,477,700	39,866,193
Clear Channel Communications, Inc. (a)	1,994,300	84,538,377
McGraw-Hill Companies, Inc.	50,500	3,131,000
		127,535,570
Specialty Retail - 2.3%
Home Depot, Inc.	1,826,100	60,480,432
Limited Brands, Inc.	132,200	2,049,100
Office Depot, Inc. (a)	103,300	1,498,883
Staples, Inc. (a)	127,100	2,332,285
		66,360,700
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	8,445	162,566
TOTAL CONSUMER DISCRETIONARY		199,584,866
CONSUMER STAPLES - 4.3%
Beverages - 1.5%
PepsiCo, Inc.	472,300	21,017,350
The Coca-Cola Co.	483,200	22,425,312
		43,442,662
Food & Staples Retailing - 1.1%
CVS Corp.	827,300	23,189,219
Safeway, Inc. (a)	431,400	8,826,444
		32,015,663
Food Products - 0.2%
Kraft Foods, Inc. Class A	46,500	1,513,575
Unilever NV (NY Shares)	104,700	5,653,800
		7,167,375
Personal Products - 0.6%
Alberto-Culver Co. Class B	326,300	16,673,930
Tobacco - 0.9%
Altria Group, Inc.	602,900	27,395,776
TOTAL CONSUMER STAPLES		126,695,406
ENERGY - 3.8%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	46,100	1,722,296
Cooper Cameron Corp. (a)	36,960	1,862,045
Diamond Offshore Drilling, Inc.	323,800	6,796,562
ENSCO International, Inc.	263,300	7,082,770
GlobalSantaFe Corp.	413,100	9,641,754

	Shares	Value (Note 1)
Grant Prideco, Inc. (a)	73,100	$ 858,925
Nabors Industries Ltd. (a)	85,600	3,385,480
Rowan Companies, Inc.	85,836	1,922,726
Transocean, Inc.	407,600	8,954,972
		42,227,530
Oil & Gas - 2.4%
ChevronTexaco Corp.	263,400	19,017,480
ConocoPhillips	669,752	36,702,410
Exxon Mobil Corp.	394,400	14,162,904
		69,882,794
TOTAL ENERGY		112,110,324
FINANCIALS - 10.4%
Capital Markets - 2.1%
Merrill Lynch & Co., Inc.	740,000	34,543,200
Morgan Stanley	642,800	27,479,700
		62,022,900
Commercial Banks - 0.8%
Bank One Corp.	240,600	8,945,508
Synovus Financial Corp.	191,200	4,110,800
Wachovia Corp.	290,903	11,624,484
		24,680,792
Diversified Financial Services - 2.2%
Citigroup, Inc.	1,490,400	63,789,120
Insurance - 3.2%
AFLAC, Inc.	86,400	2,656,800
Allmerica Financial Corp. (a)	216,100	3,887,639
American International Group, Inc.	1,297,300	71,585,014
Hartford Financial Services Group, Inc.	242,600	12,217,336
PartnerRe Ltd.	39,300	2,008,623
Travelers Property Casualty Corp. Class B	136,210	2,148,032
		94,503,444
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	56,800	1,965,280
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	861,700	58,113,048
MGIC Investment Corp.	25,200	1,175,328
		59,288,376
TOTAL FINANCIALS		306,249,912
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	649,300	16,881,800
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	1,678,500	107,927,530
Pharmaceuticals - 6.6%
Johnson & Johnson	1,162,200	60,085,740
Merck & Co., Inc.	1,247,400	75,530,070
Pfizer, Inc.	671,800	22,941,970
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Recordati Spa	45,653	$ 818,488
Schering-Plough Corp.	750,000	13,950,000
Wyeth	472,200	21,508,710
		194,834,978
TOTAL HEALTH CARE		319,644,308
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
United Technologies Corp.	48,800	3,456,504
Commercial Services & Supplies - 0.2%
Aramark Corp. Class B (a)	68,100	1,526,802
Avery Dennison Corp.	17,800	893,560
ChoicePoint, Inc. (a)	117,633	4,060,691
		6,481,053
Industrial Conglomerates - 3.3%
3M Co.	20,900	2,695,682
General Electric Co.	2,410,000	69,118,800
Tyco International Ltd.	1,364,600	25,900,108
		97,714,590
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	201,200	9,520,784
Road & Rail - 0.1%
CSX Corp.	38,200	1,149,438
Union Pacific Corp.	19,300	1,119,786
		2,269,224
TOTAL INDUSTRIALS		119,442,155
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	235,500	3,930,495
Comverse Technology, Inc. (a)	381,600	5,735,448
Motorola, Inc.	1,331,500	12,556,045
		22,221,988
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	342,800	10,955,888
Hewlett-Packard Co.	816,200	17,385,060
Sun Microsystems, Inc. (a)	2,485,200	11,431,920
		39,772,868
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. (sub. vtg.) (a)	119,800	1,877,264
Flextronics International Ltd. (a)	184,000	1,911,760
Jabil Circuit, Inc. (a)	84,700	1,871,870
Sanmina-SCI Corp. (a)	190,800	1,203,948
Solectron Corp. (a)	906,100	3,388,814
Thermo Electron Corp. (a)	72,700	1,528,154
		11,781,810

	Shares	Value (Note 1)
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	18,100	$ 827,713
First Data Corp.	247,200	10,243,968
		11,071,681
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	242,900	5,048,434
KLA-Tencor Corp. (a)	67,800	3,152,022
Lam Research Corp. (a)	136,500	2,485,665
Linear Technology Corp.	21,100	679,631
Micron Technology, Inc. (a)	117,200	1,363,036
Novellus Systems, Inc. (a)	74,200	2,717,278
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	275,000	2,772,000
United Microelectronics Corp. sponsored ADR (a)	554,990	2,081,213
Xilinx, Inc. (a)	14,400	364,464
		20,663,743
Software - 1.8%
Activision, Inc. (a)	153,150	1,978,698
Microsoft Corp.	1,815,790	46,502,382
VERITAS Software Corp. (a)	162,500	4,658,875
		53,139,955
TOTAL INFORMATION TECHNOLOGY		158,652,045
MATERIALS - 0.5%
Chemicals - 0.1%
Dow Chemical Co.	147,890	4,578,674
Metals & Mining - 0.3%
Alcan, Inc.	112,500	3,506,548
Alcoa, Inc.	202,000	5,151,000
		8,657,548
Paper & Forest Products - 0.1%
Bowater, Inc.	27,700	1,037,365
International Paper Co.	21,600	771,768
		1,809,133
TOTAL MATERIALS		15,045,355
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
NTL, Inc. (a)	80,942	2,761,741
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
Qwest Communications International, Inc. (a)	2,423,200	11,582,896
SBC Communications, Inc.	907,900	23,196,845
Verizon Communications, Inc.	938,000	37,004,100
		74,545,599
UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	198,100	7,616,945
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	49,800	$ 1,551,768
Wisconsin Energy Corp.	55,700	1,615,300
		10,784,013
Gas Utilities - 0.0%
NiSource, Inc.	69,100	1,312,900
TOTAL UTILITIES		12,096,913
TOTAL COMMON STOCKS (Cost $1,453,296,113)		1,444,066,883
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	314,545
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5% pay-in-kind	3,245	2,434
TOTAL TELECOMMUNICATION SERVICES		316,979
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	1,490	1,574,930
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	8,239	1,730,190
NTL Europe, Inc. Series A, 10%	76	228
		1,730,418
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Series E, 11.125%	5,431	5,784,015
TOTAL TELECOMMUNICATION SERVICES		7,514,433
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,089,363
TOTAL PREFERRED STOCKS (Cost $14,107,968)		9,406,342
Corporate Bonds - 17.4%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 3.375% 4/15/23 (f)	$ 1,620,000	$ 1,583,550
Media - 0.1%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (f)	940,000	1,317,128
Liberty Media Corp. 3.25% 3/15/31	2,760,000	2,859,056
		4,176,184
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	1,214,000	1,640,418
TOTAL CONSUMER DISCRETIONARY		7,400,152
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
IOS Capital LLC 5% 5/1/07 (f)	1,390,000	1,358,725
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	2,340,000	2,439,450
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc. 2% 1/1/07	2,010,000	1,685,888
CIENA Corp. 3.75% 2/1/08	3,000,000	2,520,000
		4,205,888
Semiconductors & Semiconductor Equipment - 0.2%
Atmel Corp. 0% 5/23/21	3,510,000	1,320,462
Micron Technology, Inc. 2.5% 2/1/10 (f)	340,000	408,000
Vitesse Semiconductor Corp. 4% 3/15/05	3,310,000	3,111,400
		4,839,862
TOTAL INFORMATION TECHNOLOGY		9,045,750
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	100,000	225,000
TOTAL CONVERTIBLE BONDS		20,469,077
Nonconvertible Bonds - 16.7%
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.3%
ArvinMeritor, Inc. 8.75% 3/1/12	1,800,000	1,998,000
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	2,500,000	2,841,713
Dana Corp.:
9% 8/15/11	570,000	612,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Corp.: - continued
10.125% 3/15/10	$ 1,570,000	$ 1,727,000
Lear Corp. 8.11% 5/15/09	240,000	274,800
Stoneridge, Inc. 11.5% 5/1/12	45,000	50,400
United Components, Inc. 9.375% 6/15/13 (f)	260,000	267,800
		7,772,463
Automobiles - 0.1%
General Motors Corp.:
7.125% 7/15/13	245,000	244,054
8.25% 7/15/23	820,000	815,903
8.375% 7/15/33	1,010,000	1,007,071
		2,067,028
Hotels, Restaurants & Leisure - 1.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	1,270,000	1,162,050
10.5% 7/15/11 (f)	1,200,000	1,206,000
Domino's, Inc. 8.25% 7/1/11 (f)	470,000	482,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	3,440,000	3,698,000
Herbst Gaming, Inc. 10.75% 9/1/08	350,000	385,875
Hilton Hotels Corp.:
7.625% 12/1/12	940,000	1,026,950
8.25% 2/15/11	1,220,000	1,360,300
Horseshoe Gaming LLC 8.625% 5/15/09	2,055,000	2,188,575
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	250,000	216,250
Penn National Gaming, Inc. 8.875% 3/15/10	2,270,000	2,406,200
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	560,000	576,800
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	1,540,000	1,617,000
7.875% 5/1/12	780,000	850,200
Station Casinos, Inc. 8.375% 2/15/08	1,835,000	1,972,625
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,745,000	2,957,738
Town Sports International, Inc. 9.625% 4/15/11 (f)	590,000	618,025
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	1,070,000	1,198,400
8.875% 4/15/11	3,030,000	3,575,400
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	340,000	353,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	705,000	699,713
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	1,890,000	2,079,000
		30,631,626

	Principal Amount	Value (Note 1)
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	$ 840,000	$ 928,200
D.R. Horton, Inc.:
7.875% 8/15/11	420,000	459,900
8% 2/1/09	1,040,000	1,149,200
KB Home 8.625% 12/15/08	1,070,000	1,219,800
Standard Pacific Corp. 9.25% 4/15/12	725,000	801,125
		4,558,225
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	2,255,000	2,503,050
Media - 2.0%
AMC Entertainment, Inc. 9.5% 2/1/11	975,000	1,009,125
American Media Operations, Inc. 10.25% 5/1/09	1,870,000	2,014,925
AOL Time Warner, Inc. 6.75% 4/15/11	3,500,000	3,984,883
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	3,740,000	4,431,900
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	565,000	324,875
0% 4/1/11 (d)	2,395,000	1,568,725
0% 5/15/11 (d)	1,460,000	730,000
8.625% 4/1/09	2,025,000	1,478,250
9.625% 11/15/09	725,000	532,875
10% 5/15/11	1,595,000	1,164,350
10.75% 10/1/09	3,355,000	2,616,900
Cinemark USA, Inc. 9.625% 8/1/08	1,625,000	1,633,125
Clear Channel Communications, Inc. 7.65% 9/15/10	1,750,000	2,105,947
Comcast Corp. 7.05% 3/15/33	1,235,000	1,371,650
Corus Entertainment, Inc. 8.75% 3/1/12	1,975,000	2,118,188
Cox Communications, Inc. 7.125% 10/1/12	1,565,000	1,868,818
CSC Holdings, Inc.:
7.625% 4/1/11	780,000	787,800
7.625% 7/15/18	545,000	539,550
7.875% 2/15/18	205,000	212,175
EchoStar DBS Corp.:
9.125% 1/15/09	2,170,000	2,424,975
9.375% 2/1/09	680,000	725,900
10.375% 10/1/07	1,240,000	1,373,300
Entravision Communications Corp. 8.125% 3/15/09	1,885,000	1,965,113
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	1,870,000	1,963,500
9.875% 2/1/13 (f)	720,000	777,600
Lamar Media Corp. 7.25% 1/1/13	470,000	495,850
News America Holdings, Inc. 7.75% 12/1/45	3,500,000	4,163,229
Nextmedia Operating, Inc. 10.75% 7/1/11	600,000	672,000
PEI Holdings, Inc. 11% 3/15/10 (f)	1,045,000	1,154,725
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Penton Media, Inc. 11.875% 10/1/07	$ 240,000	$ 228,000
Radio One, Inc. 8.875% 7/1/11	3,290,000	3,643,675
Regal Cinemas Corp. 9.375% 2/1/12	2,465,000	2,723,825
Telewest PLC 11% 10/1/07 (c)	2,600,000	949,000
Vertis, Inc. 9.75% 4/1/09 (f)	910,000	925,925
Vivendi Universal SA 9.25% 4/15/10 (f)	2,420,000	2,734,600
Yell Finance BV 10.75% 8/1/11	185,000	209,513
		57,624,791
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (f)	1,130,000	1,017,000
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	460,000	501,400
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (f)	1,130,000	1,017,000
Levi Strauss & Co. 12.25% 12/15/12	910,000	755,300
		1,772,300
TOTAL CONSUMER DISCRETIONARY		108,447,883
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	2,230,000	2,544,120
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	1,395,000	1,304,325
		3,848,445
Food Products - 0.3%
Central Garden & Pet Co. 9.125% 2/1/13	290,000	310,300
Chiquita Brands International, Inc. 10.56% 3/15/09	1,099,000	1,186,920
Corn Products International, Inc.:
8.25% 7/15/07	2,090,000	2,340,800
8.45% 8/15/09	285,000	321,338
Dean Foods Co.:
6.625% 5/15/09	180,000	191,700
6.9% 10/15/17	540,000	534,600
8.15% 8/1/07	1,730,000	1,920,300
Doane Pet Care Co.:
9.75% 5/15/07	1,160,000	1,102,000
10.75% 3/1/10	840,000	915,600
Michael Foods, Inc. 11.75% 4/1/11	105,000	120,750
		8,944,308
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	1,520,000	1,482,000

	Principal Amount	Value (Note 1)
Tobacco - 0.0%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	$ 385,000	$ 385,676
TOTAL CONSUMER STAPLES		14,660,429
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	250,000	279,375
9.625% 12/1/07	1,020,000	1,152,600
Key Energy Services, Inc. 8.375% 3/1/08	1,460,000	1,576,800
Kinder Morgan, Inc. 6.5% 9/1/12	1,165,000	1,335,437
SESI LLC 8.875% 5/15/11	120,000	129,000
		4,473,212
Oil & Gas - 1.0%
Chesapeake Energy Corp.:
8.125% 4/1/11	450,000	483,750
8.375% 11/1/08	610,000	663,375
8.5% 3/15/12	1,040,000	1,099,800
Encore Acquisition Co. 8.375% 6/15/12	1,325,000	1,417,750
Forest Oil Corp. 8% 12/15/11	1,030,000	1,107,250
General Maritime Corp. 10% 3/15/13 (f)	1,430,000	1,565,850
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	360,000	417,600
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	2,770,000	2,963,900
Petro-Canada yankee 7% 11/15/28	1,290,000	1,515,896
Plains All American Pipeline LP 7.75% 10/15/12	680,000	758,200
Plains Exploration & Production Co. LP 8.75% 7/1/12	2,295,000	2,455,650
Teekay Shipping Corp. 8.875% 7/15/11	3,640,000	3,990,350
The Coastal Corp.:
6.375% 2/1/09	485,000	424,375
6.5% 5/15/06	895,000	836,825
6.5% 6/1/08	650,000	581,750
6.95% 6/1/28	70,000	55,650
7.5% 8/15/06	2,990,000	2,885,350
7.625% 9/1/08	375,000	352,500
7.75% 6/15/10	1,680,000	1,566,600
7.75% 10/15/35	355,000	298,200
9.625% 5/15/12	2,050,000	2,055,125
Vintage Petroleum, Inc. 8.25% 5/1/12	1,015,000	1,103,813
		28,599,559
TOTAL ENERGY		33,072,771
FINANCIALS - 4.0%
Capital Markets - 0.5%
Amvescap PLC yankee 5.9% 1/15/07	1,015,000	1,107,694
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	$ 1,520,000	$ 1,744,285
Goldman Sachs Group, Inc. 6.6% 1/15/12	4,075,000	4,735,069
J.P. Morgan Chase & Co. 5.35% 3/1/07	2,000,000	2,189,986
Merrill Lynch & Co., Inc. 4% 11/15/07	2,500,000	2,596,315
Morgan Stanley:
5.3% 3/1/13	500,000	531,422
6.6% 4/1/12	1,750,000	2,021,924
		14,926,695
Commercial Banks - 0.2%
Bank of America Corp. 4.875% 1/15/13	620,000	654,040
Bank One NA, Chicago 3.7% 1/15/08	2,020,000	2,100,394
Fleet Financial Group, Inc. 7.125% 4/15/06	1,190,000	1,334,290
Korea Development Bank 7.375% 9/17/04	615,000	652,858
Popular North America, Inc. 4.25% 4/1/08	2,000,000	2,081,350
		6,822,932
Consumer Finance - 0.7%
Capital One Bank:
4.875% 5/15/08	1,070,000	1,091,944
6.5% 6/13/13	1,120,000	1,108,576
Ford Motor Credit Co.:
7.25% 10/25/11	2,300,000	2,364,568
7.875% 6/15/10	2,500,000	2,679,020
General Motors Acceptance Corp.:
4.5% 7/15/06	140,000	140,882
6.125% 2/1/07	120,000	125,388
6.125% 8/28/07	120,000	124,698
6.75% 1/15/06	910,000	966,094
6.875% 9/15/11	3,240,000	3,250,812
Household Finance Corp.:
6.375% 10/15/11	1,120,000	1,273,511
6.375% 11/27/12	1,000,000	1,139,126
7% 5/15/12	180,000	213,057
Household International, Inc. 8.875% 2/15/08	1,125,000	1,307,025
MBNA America Bank NA 6.625% 6/15/12	1,565,000	1,767,226
MBNA Corp. 7.5% 3/15/12	2,035,000	2,412,124
		19,964,051
Diversified Financial Services - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	1,245,000	1,157,850
8.25% 7/15/10	2,225,000	2,247,250

	Principal Amount	Value (Note 1)
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	$ 420,000	$ 294,000
Arch Western Finance LLC 6.75% 7/1/13 (f)	1,785,000	1,820,700
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	770,000	847,000
CIT Group, Inc. 7.75% 4/2/12	1,500,000	1,788,528
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	768,765	599,637
6.9% 1/2/17	622,864	473,377
8.312% 10/2/12	449,690	355,255
8.388% 5/1/22	39,792	31,038
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	170,000	142,800
7.57% 11/18/10	805,000	827,992
7.711% 9/18/11	85,000	71,400
7.779% 11/18/05	345,000	296,700
7.92% 5/18/12	1,385,000	1,196,360
10.06% 1/2/16	410,000	319,800
Details Capital Corp. 12.5% 11/15/07 (c)	505,000	5,050
Deutsche Telekom International Finance BV 8.75% 6/15/30	2,500,000	3,185,225
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/10 (f)	750,000	802,500
8.5% 6/1/11	1,330,000	1,423,100
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	1,055,000	1,155,225
FIMEP SA 10.5% 2/15/13 (f)	2,325,000	2,604,000
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	165,000	173,250
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	330,000	326,700
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (f)(h)	530,000	535,300
11% 7/15/10 (f)	400,000	416,000
IOS Capital LLC 7.25% 6/30/08	840,000	827,400
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)	170,000	175,100
NiSource Finance Corp. 7.875% 11/15/10	2,485,000	2,934,040
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	512,477	443,575
7.248% 7/2/14	721,710	433,026
7.575% 3/1/19	359,129	362,721
7.691% 4/1/17	77,882	61,527
7.95% 9/1/16	56,016	44,812
8.304% 9/1/10	592,669	474,135
Pemex Project Funding Master Trust 7.875% 2/1/09 (h)	3,000,000	3,427,500
Petronas Capital Ltd. 7% 5/22/12 (f)	5,865,000	6,784,515
Sprint Capital Corp. 6.875% 11/15/28	2,495,000	2,503,071
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	$ 1,420,000	$ 1,544,250
11% 2/15/13 (f)	1,510,000	1,653,450
U.S. Airways pass thru trust certificates 6.85% 7/30/19	315,393	296,470
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	3,750,000	4,125,000
Verizon Wireless Capital LLC 5.375% 12/15/06	985,000	1,081,869
		50,268,498
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (f)	850,000	961,519
Travelers Property Casualty Corp. 6.375% 3/15/33	650,000	710,415
		1,671,934
Real Estate - 0.6%
Arden Realty LP 7% 11/15/07	4,000,000	4,541,512
Boston Properties, Inc. 6.25% 1/15/13	1,200,000	1,314,070
CenterPoint Properties Trust 6.75% 4/1/05	1,590,000	1,698,193
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	1,970,000	2,107,900
Duke Realty LP New 6.875% 3/15/05	2,950,000	3,163,480
EOP Operating LP 7.75% 11/15/07	820,000	960,418
Regency Centers LP 6.75% 1/15/12	1,990,000	2,261,768
Senior Housing Properties Trust 8.625% 1/15/12	1,640,000	1,738,400
		17,785,741
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 5.5% 8/1/06	2,590,000	2,830,766
Washington Mutual Bank 6.875% 6/15/11	2,000,000	2,386,182
		5,216,948
TOTAL FINANCIALS		116,656,799
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12	1,190,000	1,273,300
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13 (f)	2,320,000	2,482,400
Fountain View, Inc. 11.25% 4/15/08 (c)	2,330,000	1,980,500
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,310,000	1,496,675

	Principal Amount	Value (Note 1)
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)	$ 230,000	$ 236,325
Tenet Healthcare Corp.:
5.375% 11/15/06	175,000	168,000
6.375% 12/1/11	390,000	360,750
6.5% 6/1/12	505,000	467,125
7.375% 2/1/13	820,000	791,300
Triad Hospitals, Inc. 8.75% 5/1/09	1,425,000	1,524,750
		9,507,825
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	1,005,000	1,105,500
Biovail Corp. yankee 7.875% 4/1/10	1,935,000	2,046,263
		3,151,763
TOTAL HEALTH CARE		13,932,888
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. 8.5% 5/15/11	3,465,000	3,785,513
BE Aerospace, Inc.:
8% 3/1/08	165,000	128,700
8.875% 5/1/11	1,565,000	1,220,700
9.5% 11/1/08	810,000	648,000
Raytheon Co. 6.75% 8/15/07	4,875,000	5,518,222
Transdigm, Inc. 10.375% 12/1/08	1,185,000	1,279,800
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	600,000	606,000
		13,186,935
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	241,538	188,400
7.9% 12/15/09	155,000	122,450
8.3% 12/15/29	2,305,000	1,648,075
NWA Trust 10.23% 6/21/14	377,585	302,068
		2,260,993
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f) (i)	280,000	280,000
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.625% 1/1/06	4,370,000	4,522,950
7.875% 1/1/09	210,000	219,450
8.875% 4/1/08	190,000	205,675
American Color Graphics, Inc.:
10% 6/15/10 (f) (i)	950,000	954,750
12.75% 8/1/05	1,055,000	1,060,275
Browning-Ferris Industries, Inc. 6.375% 1/15/08	1,220,000	1,195,600
Danka Business Systems PLC 11% 6/15/10 (f)	1,190,000	1,172,150
Pierce Leahy Command Co. yankee 8.125% 5/15/08	320,000	330,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
World Color Press, Inc. 8.375% 11/15/08	$ 110,000	$ 115,500
Worldspan LP 9.625% 6/15/11 (f)	260,000	267,800
		10,044,550
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08	60,000	62,700
6.375% 10/15/11	1,605,000	1,693,275
6.75% 2/15/11	4,500,000	4,770,000
		6,525,975
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	330,000	363,000
Cummins, Inc. 9.5% 12/1/10 (f)	450,000	506,250
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	290,000	313,200
		1,182,450
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	750,000	611,250
10.25% 11/15/06 (c)	1,570,000	1,240,300
		1,851,550
Road & Rail - 0.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	2,100,000	2,152,500
9.5% 10/1/08	180,000	194,400
TFM SA de CV yankee 11.75% 6/15/09	5,180,000	5,270,650
		7,617,550
TOTAL INDUSTRIALS		42,950,003
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Motorola, Inc. 6.5% 11/15/28	1,125,000	1,141,875
Nortel Networks Corp. 6.125% 2/15/06	770,000	743,050
Qwest Services Corp.:
13.5% 12/15/10 (f)	6,010,000	6,791,300
14% 12/15/14 (f)	2,535,000	2,953,275
		11,629,500
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	1,080,000	1,166,400
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	25,000	27,313
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (f)	410,000	410,000

	Principal Amount	Value (Note 1)
Electronic Data Systems Corp. 6% 8/1/13 (f)	$ 1,315,000	$ 1,283,940
Iron Mountain, Inc. 8.625% 4/1/13	75,000	80,250
		1,774,190
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	1,190,000	1,192,975
7.625% 6/15/13	1,190,000	1,192,975
		2,385,950
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	890,000	1,005,700
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	800,000	872,000
		1,877,700
TOTAL INFORMATION TECHNOLOGY		18,861,053
MATERIALS - 1.0%
Chemicals - 0.2%
Avecia Group PLC 11% 7/1/09	1,780,000	1,602,000
Compass Minerals Group, Inc. 10% 8/15/11	2,250,000	2,497,500
Geon Co. 6.875% 12/15/05	130,000	120,900
Lyondell Chemical Co.:
9.5% 12/15/08 (f)	750,000	708,750
9.875% 5/1/07	500,000	487,500
PolyOne Corp.:
8.875% 5/1/12	620,000	551,800
10.625% 5/15/10 (f)	310,000	300,700
		6,269,150
Containers & Packaging - 0.4%
BWAY Corp. 10% 10/15/10 (f)	310,000	316,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26	745,000	569,925
8% 4/15/23	520,000	416,000
Crown European Holdings SA 9.5% 3/1/11 (f)	810,000	874,800
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	1,015,000	1,088,588
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	935,000	1,014,475
8.875% 2/15/09	3,515,000	3,804,988
Owens-Illinois, Inc.:
7.15% 5/15/05	770,000	783,475
7.35% 5/15/08	330,000	325,050
7.5% 5/15/10	310,000	303,800
7.8% 5/15/18	140,000	131,600
8.1% 5/15/07	630,000	645,750
Sealed Air Corp.:
5.625% 7/15/13 (f)	245,000	247,308
6.875% 7/15/33 (f)	510,000	519,853
		11,041,812
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.3%
Falconbridge Ltd. yankee 7.35% 6/5/12	$ 2,750,000	$ 3,098,585
Luscar Coal Ltd. 9.75% 10/15/11	1,180,000	1,345,200
Phelps Dodge Corp. 9.5% 6/1/31	1,545,000	1,849,829
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	1,560,000	1,056,900
Steel Dynamics, Inc. 9.5% 3/15/09	195,000	204,750
		7,555,264
Paper & Forest Products - 0.1%
Norske Skog Canada Ltd. 8.625% 6/15/11	190,000	198,550
Stone Container Corp.:
8.375% 7/1/12	1,010,000	1,070,600
9.75% 2/1/11	1,270,000	1,384,300
Weyerhaeuser Co. 6.75% 3/15/12	1,250,000	1,419,001
		4,072,451
TOTAL MATERIALS		28,938,677
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T Corp. 7.8% 11/15/11	1,055,000	1,205,983
Citizens Communications Co. 8.5% 5/15/06	1,190,000	1,380,175
France Telecom SA:
9.25% 3/1/11 (e)	1,500,000	1,887,848
10% 3/1/31 (e)	2,000,000	2,767,470
Mobifon Holdings BV 12.5% 7/31/10 (f)	1,520,000	1,573,200
NTL, Inc. 19% 1/1/10 (f)	1,995,000	2,014,950
Qwest Communications International, Inc. 7.25% 11/1/08	890,000	809,900
Qwest Corp. 8.875% 3/15/12 (f)	2,215,000	2,475,263
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,965,000	2,173,634
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	1,285,000	391,925
0% 2/1/10 (c)(d)	1,955,000	547,400
9.875% 2/1/10 (c)	1,085,000	379,750
11.25% 11/1/08 (c)	1,490,000	540,125
TELUS Corp. yankee 8% 6/1/11	3,000,000	3,465,000
U.S. West Communications:
7.2% 11/10/26	315,000	302,400
7.25% 9/15/25	310,000	291,400
Verizon New York, Inc. 6.875% 4/1/12	2,000,000	2,354,328
WorldCom, Inc.:
6.4% 8/15/05 (c)	1,475,000	442,500
7.5% 5/15/11 (c)	3,415,000	1,024,500
		26,027,751
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,500,000	1,771,533

	Principal Amount	Value (Note 1)
8.75% 3/1/31	$ 1,000,000	$ 1,236,065
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	420,000	417,900
Crown Castle International Corp.:
9.375% 8/1/11	2,065,000	2,142,438
9.5% 8/1/11	205,000	211,150
10.75% 8/1/11	385,000	413,875
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)	2,130,000	2,369,625
Millicom International Cellular SA 11% 6/1/06 (f)	885,000	873,938
Nextel Communications, Inc.:
9.375% 11/15/09	2,590,000	2,777,775
9.5% 2/1/11	595,000	660,450
9.75% 10/31/07	3,670,000	3,816,800
Rogers Wireless, Inc. 9.625% 5/1/11	2,320,000	2,621,600
		19,313,149
TOTAL TELECOMMUNICATION SERVICES		45,340,900
UTILITIES - 2.3%
Electric Utilities - 1.0%
AES Drax Holdings Ltd. 10.41% 12/31/20	2,400,000	1,512,000
CMS Energy Corp.:
7.5% 1/15/09	985,000	970,225
8.375% 7/1/03	1,755,000	1,755,000
8.5% 4/15/11	555,000	574,425
8.9% 7/15/08	175,000	182,000
9.875% 10/15/07	1,480,000	1,576,200
Constellation Energy Group, Inc. 7% 4/1/12	1,180,000	1,374,499
Dominion Resources, Inc. 8.125% 6/15/10	2,145,000	2,658,075
DTE Energy Co. 7.05% 6/1/11	650,000	760,212
Duke Capital Corp. 6.75% 2/15/32	100,000	100,798
FirstEnergy Corp. 6.45% 11/15/11	1,635,000	1,794,184
Illinois Power Co.:
7.5% 6/15/09	1,880,000	1,898,800
11.5% 12/15/10 (f)	1,475,000	1,681,500
Nevada Power Co. 10.875% 10/15/09	305,000	343,125
Pacific Gas & Electric Co.:
6.75% 10/1/23	675,000	675,000
7.05% 3/1/24	340,000	346,800
10% 11/1/05 (f)(h)	2,300,000	2,369,000
PG&E Corp. 6.875% 7/15/08 (f)	650,000	674,375
PSI Energy, Inc. 6.65% 6/15/06	2,450,000	2,693,611
Public Service Co. of Colorado 7.875% 10/1/12	1,080,000	1,359,687
Sierra Pacific Power Co. 8% 6/1/08	1,495,000	1,539,850
Southern California Edison Co.:
7.125% 7/15/25	95,000	95,950
7.25% 3/1/26	285,000	288,563
7.625% 1/15/10	1,472,000	1,567,680
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
8% 2/15/07 (f)	$ 1,355,000	$ 1,490,500
TECO Energy, Inc. 7% 5/1/12	1,140,000	1,111,500
		31,393,559
Gas Utilities - 0.7%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	450,000	492,750
CMS Panhandle Holding Co. 6.5% 7/15/09	1,010,000	1,113,525
Consolidated Natural Gas Co. 6.85% 4/15/11	885,000	1,051,811
El Paso Energy Corp.:
6.75% 5/15/09	1,695,000	1,550,925
6.95% 12/15/07	1,095,000	1,023,825
7.375% 12/15/12	200,000	179,000
7.8% 8/1/31	380,000	313,500
8.05% 10/15/30	245,000	211,925
Kinder Morgan Energy Partners LP 7.3% 8/15/33	2,250,000	2,701,933
Northwest Pipeline Corp.:
6.625% 12/1/07	485,000	499,550
8.125% 3/1/10	420,000	453,600
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	150,000	153,000
8.25% 4/1/10	425,000	506,813
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	1,680,000	1,940,400
Southern Natural Gas Co.:
7.35% 2/15/31	2,305,000	2,328,050
8% 3/1/32	50,000	53,000
8.875% 3/15/10 (f)	530,000	580,350
Tennessee Gas Pipeline Co.:
7% 10/15/28	190,000	180,738
7.5% 4/1/17	95,000	97,613
8.375% 6/15/32	285,000	309,938
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	650,000	650,000
6.25% 1/15/08	1,335,000	1,328,325
8.875% 7/15/12	1,475,000	1,663,063
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	265,000	259,700
		19,643,334
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 6/15/08	53,000	52,205
8.75% 5/15/13 (f)	2,410,000	2,506,400
8.875% 2/15/11	308,000	300,300
9.375% 9/15/10	294,000	295,470
9.5% 6/1/09	112,000	112,560
El Paso Corp. 7.875% 6/15/12 (f)	2,185,000	2,023,856

	Principal Amount	Value (Note 1)
Western Resources, Inc.:
7.125% 8/1/09	$ 315,000	$ 318,150
7.875% 5/1/07	1,110,000	1,221,000
9.75% 5/1/07	1,125,000	1,260,000
Williams Companies, Inc.:
6.5% 8/1/06	905,000	886,900
6.75% 1/15/06	1,125,000	1,099,688
7.125% 9/1/11	1,995,000	1,945,125
7.5% 1/15/31	635,000	600,075
7.625% 7/15/19	1,000,000	970,000
8.125% 3/15/12	1,260,000	1,291,500
8.625% 6/1/10	1,030,000	1,077,638
9.25% 3/15/04	1,000,000	1,025,000
		16,985,867
TOTAL UTILITIES		68,022,760
TOTAL NONCONVERTIBLE BONDS		490,884,163
TOTAL CORPORATE BONDS (Cost $463,842,166)		511,353,240
U.S. Government and Government Agency Obligations - 5.5%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
2.5% 6/15/08	2,740,000	2,726,862
6.25% 2/1/11	4,285,000	4,941,565
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	2,000,000	2,281,952
Federal Home Loan Bank:
2.25% 5/15/06	4,125,000	4,181,294
2.625% 7/15/08	2,800,000	2,795,912
Freddie Mac:
5.875% 3/21/11	9,265,000	10,421,911
6.875% 9/15/10	1,400,000	1,712,381
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,825,000	3,139,177
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		32,201,054
U.S. Treasury Obligations - 4.4%
U.S. Treasury Bills, yield at date of purchase 0.78% to 1.12% 7/3/03 to 9/18/03 (g)	6,150,000	6,146,415
U.S. Treasury Bonds:
6.25% 5/15/30	25,765,000	32,075,415
8% 11/15/21	3,287,000	4,761,913
11.75% 2/15/10	19,445,000	22,685,334
U.S. Treasury Notes:
1.625% 3/31/05	5,335,000	5,371,678
3.25% 8/15/07	11,070,000	11,553,017
4.375% 5/15/07	4,125,000	4,481,425
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	$ 19,520,000	$ 23,680,961
6.75% 5/15/05	17,420,000	19,184,454
TOTAL U.S. TREASURY OBLIGATIONS		129,940,612
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $152,568,814)		162,141,666
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 7.9%
5% 7/1/18 (i)	31,482,000	32,505,165
5.5% 11/1/16 to 6/1/18 (i)	2,253,969	2,341,548
5.5% 7/1/18 (i)	969,695	1,001,210
5.5% 7/1/33 (i)	6,000,000	6,200,625
5.5% 7/1/33 (i)	2,500,000	2,583,594
5.5% 7/1/33 (i)	4,000,000	4,133,750
5.5% 7/1/33 (i)	20,000,000	20,668,750
6% 6/1/13 to 1/1/29	47,623,390	49,728,349
6% 7/1/33 (i)	5,913,659	6,142,813
6.5% 6/1/13 to 9/1/32	64,593,449	67,528,143
6.5% 7/1/18 (i)	7,670,000	8,089,453
6.5% 7/1/18 (i)	985,000	1,038,867
7% 8/1/13 to 8/1/32	20,819,088	21,983,470
7.5% 7/1/16 to 11/1/31	6,978,496	7,426,547
8% 1/1/30 to 6/1/30	831,739	896,908
TOTAL FANNIE MAE		232,269,192
Freddie Mac - 0.1%
7.5% 5/1/17 to 11/1/31	2,283,622	2,432,144
8% 7/1/17 to 5/1/27	146,285	158,100
8.5% 7/1/22	17,868	19,430
TOTAL FREDDIE MAC		2,609,674
Government National Mortgage Association - 1.1%
6% 12/15/08 to 6/15/09	1,008,173	1,063,537
6.5% 6/15/08 to 8/15/27	13,930,274	14,720,800
7% 7/15/28 to 7/15/32	9,781,352	10,338,818
7.5% 9/15/22 to 8/15/28	4,896,563	5,220,343
8% 5/15/25 to 1/15/31	1,715,638	1,851,415
8.5% 12/15/16 to 12/15/30	774,350	834,784
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		34,029,697
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $261,056,970)		268,908,563
Asset-Backed Securities - 0.4%
	Principal Amount	Value (Note 1)
Capital One Master Trust Series 2001-7A Class A, 3.85% 8/15/07	$ 810,000	$ 829,767
DaimlerChrysler Auto Trust Series 2001-A Class A3, 5.16% 1/6/05	2,074,926	2,091,148
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	1,055,000	1,096,957
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	5,000,000	5,466,992
Sears Credit Account Master Trust II Series 2000-1 Class B, 7.5% 11/15/07	2,650,000	2,703,822
TOTAL ASSET-BACKED SECURITIES (Cost $11,589,840)		12,188,686
Collateralized Mortgage Obligations - 0.2%

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,300,000	3,546,097
Series 1999-57 Class PH, 6.5% 12/25/29	2,600,000	2,776,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,372,290)		6,322,665
Commercial Mortgage Securities - 1.4%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.381% 8/1/24 (f)(h)	1,197,806	970,223
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	2,505,910	2,736,003
Class B, 7.48% 2/1/08	2,320,000	2,657,367
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 5/17/40	580,000	635,335
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,260,000	4,487,477
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	3,500,000	3,960,503
Class C1, 7.52% 5/15/06 (f)	2,300,000	2,609,829
Class D1, 7.77% 5/15/06 (f)	2,200,000	2,476,753
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9752% 4/29/39 (f)(h)	1,600,000	1,404,250
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(h)	500,000	0
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(h)	$ 1,300,000	$ 885,371
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (h)	1,205,000	1,188,412
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,050,000	1,045,406
Class C, 4.13% 11/20/37 (f)	1,050,000	1,012,348
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	1,685,201	1,693,627
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	223,500	223,157
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,200,000	4,770,246
Series 1:
Class D2, 6.992% 11/15/07 (f)	4,120,000	4,647,707
Class E2, 7.224% 11/15/07 (f)	2,450,000	2,740,305
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $37,319,968)		40,144,319
Municipal Securities - 0.0%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $1,445,000)	1,445,000	1,420,970
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic:
5.625% 7/23/07	1,205,000	1,307,425
6.875% 4/28/09	1,630,000	1,875,315
7.125% 1/11/12	1,590,000	1,854,338
Polish Government 6.25% 7/3/12	2,505,000	2,899,538
State of Israel 4.625% 6/15/13	1,210,000	1,188,069
United Mexican States 4.625% 10/8/08	1,270,000	1,296,670
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,382,282)		10,421,355
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B term loan 0% 3/31/08 (h) (i)	1,250,000	1,025,000

	Principal Amount	Value (Note 1)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (h)	$ 2,260,000	$ 2,011,400
UTILITIES - 0.1%
Electric Utilities - 0.1%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (h)	875,000	1,015,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (h)	230,814	231,391
Tranche C term loan 9% 9/30/04 (h)	410,811	413,892
		1,660,283
TOTAL FLOATING RATE LOANS (Cost $4,368,208)		4,696,683
Money Market Funds - 18.9%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	433,661,360	433,661,360
Fidelity Money Market Central Fund, 1.25% (b)	123,860,162	123,860,162
TOTAL MONEY MARKET FUNDS (Cost $557,521,522)		557,521,522
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,971,871,141)		3,028,592,894
NET OTHER ASSETS - (2.8)%		(82,487,013)
NET ASSETS - 100%		$ 2,946,105,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
406 S&P 500 Index Contracts	Sept. 2003	$ 98,789,950	$ (2,254,057)

The face value of futures purchased as a percentage of net assets - 3.4%
Swap Agreements
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 14,530,000	$ 413,781
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $123,859,798 or 4.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,146,415.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	14.6%
AAA,AA,A	3.1%
BBB	5.0%
BB	3.4%
B	6.4%
CCC,CC,C	1.7%
D	0.0%
Not Rated	0.4%
Equities	52.7%
Short-Term Investments and Net Other Assets	12.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,696,683 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,013,559,015 and $1,342,609,495, respectively, of which long-term U.S. government and government agency obligations aggregated $423,778,335 and $516,911,292, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $51,474 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $201,976,000 of which $168,073,000 and $33,903,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $2,971,871,141) - See accompanying schedule		$ 3,028,592,894
Cash		1,267,842
Receivable for investments sold		9,919,493
Receivable for fund shares sold		828,389
Dividends receivable		1,890,661
Interest receivable		13,522,949
Unrealized gain on swap agreements		413,781
Other receivables		470,442
Total assets		3,056,906,451

Liabilities
Payable for investments purchased Regular delivery	$ 22,743,064
Delayed delivery	84,931,642
Payable for fund shares redeemed	1,589,046
Accrued management fee	1,319,376
Distribution fees payable	6,291
Other payables and accrued expenses	211,151
Total liabilities		110,800,570

Net Assets		$ 2,946,105,881
Net Assets consist of:
Paid in capital		$ 3,104,333,270
Undistributed net investment income		48,307,761
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(261,414,389)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,879,239
Net Assets		$ 2,946,105,881

Initial Class: Net Asset Value, offering price and redemption price per share ($2,899,085,714 ÷ 214,805,775 shares)		$ 13.50

Service Class: Net Asset Value, offering price and redemption price per share ($28,247,732 ÷ 2,104,572 shares)		$ 13.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($18,772,435 ÷ 1,406,697 shares)		$ 13.35

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 12,113,020
Interest		37,403,491
Security lending		6,089
Total income		49,522,600

Expenses
Management fee	$ 7,510,326
Transfer agent fees	974,225
Distribution fees	34,494
Accounting and security lending fees	285,855
Non-interested trustees' compensation	5,717
Depreciation in deferred trustee compensation account	(4,588)
Custodian fees and expenses	46,831
Audit	28,194
Legal	4,932
Miscellaneous	54,711
Total expenses before reductions	8,940,697
Expense reductions	(400,806)	8,539,891
Net investment income (loss)		40,982,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(50,026,571)
Foreign currency transactions	55
Futures contracts	7,192,611
Swap agreements	90,049
Total net realized gain (loss)		(42,743,856)
Change in net unrealized appreciation (depreciation) on: Investment securities	276,182,415
Assets and liabilities in foreign currencies	17
Futures contracts	(1,585,859)
Swap agreements	413,781
Total change in net unrealized appreciation (depreciation)		275,010,354
Net gain (loss)		232,266,498
Net increase (decrease) in net assets resulting from operations		$ 273,249,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,982,709	$ 109,768,266
Net realized gain (loss)	(42,743,856)	(46,561,077)
Change in net unrealized appreciation (depreciation)	275,010,354	(377,907,555)
Net increase (decrease) in net assets resulting from operations	273,249,207	(314,700,366)
Distributions to shareholders from net investment income	(104,597,799)	(130,190,101)
Share transactions - net increase (decrease)	(49,548,950)	(319,152,869)
Total increase (decrease) in net assets	119,102,458	(764,043,336)

Net Assets
Beginning of period	2,827,003,423	3,591,046,759
End of period (including undistributed net investment income of $48,307,761 and undistributed net investment income of $119,686,292, respectively)	$ 2,946,105,881	$ 2,827,003,423
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	5,373,939	165,991	199,206
Reinvested	8,641,306	77,907	49,303
Redeemed	(17,714,760)	(167,969)	(141,444)
Net increase (decrease)	(3,699,515)	75,929	107,065

Dollars Sold	$ 68,882,741	$ 2,110,308	$ 2,490,006
Reinvested	103,090,780	924,753	582,266
Redeemed	(223,723,064)	(2,128,414)	(1,778,326)
Net increase (decrease)	$ (51,749,543)	$ 906,647	$ 1,293,946

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	11,802,258	630,505	749,638
Reinvested	9,394,979	82,195	33,492
Redeemed	(47,257,499)	(857,386)	(318,829)
Net increase (decrease)	(26,060,262)	(144,686)	464,301

Dollars Sold	$ 156,258,651	$ 8,087,879	$ 9,704,552
Reinvested	128,617,266	1,118,681	454,154
Redeemed	(608,503,126)	(10,914,840)	(3,976,086)
Net increase (decrease)	$ (323,627,209)	$ (1,708,280)	$ 6,182,620

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 103,090,780	$ 924,753	$ 582,266
From net realized gain	-	-	-
Total	$ 103,090,780	$ 924,753	$ 582,266

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 128,617,266	$ 1,118,681	$ 454,154
From net realized gain	-	-	-
Total	$ 128,617,266	$ 1,118,681	$ 454,154

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01
Income from Investment Operations
Net investment income (loss) E	.19	.46	.51	.62	.59	.59
Net realized and unrealized gain (loss)	1.04	(1.69)	(1.13)	(1.30)	1.28	1.84
Total from investment operations	1.23	(1.23)	(.62)	(.68)	1.87	2.43
Distributions from net investment income	(.48)	(.53)	(.64)	(.60)	(.60)	(.57)
Distributions from net realized gain	-	-	(.24)	(1.38)	(.76)	(1.71)
Total distributions	(.48)	(.53)	(.88)	(1.98)	(1.36)	(2.28)
Net asset value, end of period	$ 13.50	$ 12.75	$ 14.51	$ 16.01	$ 18.67	$ 18.16
Total Return B,C,D	10.14%	(8.73)%	(4.15)%	(3.87)%	11.09%	15.05%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.63%	.64%	.61%	.63%	.64%
Expenses net of voluntary waivers, if any	.63% A	.63%	.64%	.61%	.63%	.64%
Expenses net of all reductions	.60% A	.61%	.63%	.61%	.62%	.63%
Net investment income (loss)	2.92% A	3.49%	3.53%	3.73%	3.36%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,899,086	$ 2,784,945	$ 3,547,730	$ 4,128,169	$ 4,936,926	$ 4,905,468
Portfolio turnover rate	82% A	140%	108%	76%	94%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Income from Investment Operations
Net investment income (loss) E	.18	.44	.49	.60	.56	.57
Net realized and unrealized gain (loss)	1.04	(1.68)	(1.12)	(1.31)	1.29	1.82
Total from investment operations	1.22	(1.24)	(.63)	(.71)	1.85	2.39
Distributions from net investment income	(.46)	(.51)	(.63)	(.59)	(.60)	(.57)
Distributions from net realized gain	-	-	(.24)	(1.38)	(.76)	(1.71)
Total distributions	(.46)	(.51)	(.87)	(1.97)	(1.36)	(2.28)
Net asset value, end of period	$ 13.42	$ 12.66	$ 14.41	$ 15.91	$ 18.59	$ 18.10
Total Return B,C,D	10.11%	(8.85)%	(4.24)%	(4.06)%	11.01%	14.82%
Ratios to Average Net Assets F
Expenses before expense reductions	.74% A	.74%	.74%	.72%	.74%	.78%
Expenses net of voluntary waivers, if any	.74% A	.74%	.74%	.72%	.74%	.78%
Expenses net of all reductions	.71% A	.72%	.73%	.71%	.73%	.77%
Net investment income (loss)	2.80% A	3.38%	3.43%	3.62%	3.25%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,248	$ 25,692	$ 31,324	$ 30,583	$ 23,677	$ 5,801
Portfolio turnover rate	82% A	140%	108%	76%	94%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.53
Net realized and unrealized gain (loss)	1.04	(1.67)	(1.11)	(.84)
Total from investment operations	1.21	(1.26)	(.65)	(.31)
Distributions from net investment income	(.45)	(.51)	(.64)	(.59)
Distributions from net realized gain	-	-	(.24)	(1.38)
Total distributions	(.45)	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 13.35	$ 12.59	$ 14.36	$ 15.89
Total Return B,C,D	10.08%	(9.03)%	(4.38)%	(1.97)%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.90%	.90%	.88% A
Expenses net of voluntary waivers, if any	.91% A	.90%	.90%	.88% A
Expenses net of all reductions	.88% A	.88%	.89%	.88% A
Net investment income (loss)	2.64% A	3.22%	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,772	$ 16,367	$ 11,993	$ 4,785
Portfolio turnover rate	82% A	140%	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Colgate-Palmolive Co.	3.4
3M Co.	3.2
Berkshire Hathaway, Inc. Class A	3.0
Avon Products, Inc.	2.7
Lockheed Martin Corp.	2.6
14.9
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Consumer Discretionary	17.5
Financials	15.6
Health Care	14.9
Industrials	12.7
Consumer Staples	10.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	94.4%
Bonds	0.6%
Short-Term Investments and Net Other Assets	5.0%

* Foreign investments	21.2%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.3%
BorgWarner, Inc.	26,200	$ 1,687,280
Gentex Corp. (a)	652,100	19,960,781
		21,648,061
Automobiles - 1.5%
Harley-Davidson, Inc.	78,200	3,117,052
Honda Motor Co. Ltd.	827,100	31,512,510
Nissan Motor Co. Ltd.	3,880,200	36,764,896
Toyota Motor Corp.	2,000,500	51,812,951
		123,207,409
Hotels, Restaurants & Leisure - 2.1%
Applebee's International, Inc.	29,000	911,470
Brinker International, Inc. (a)	106,500	3,836,130
CBRL Group, Inc.	115,700	4,496,102
Friendly Ice Cream Corp. (a)	204,600	1,293,072
GTECH Holdings Corp.	178,400	6,716,760
Harrah's Entertainment, Inc. (a)	18,600	748,464
Hilton Group PLC	1,148,200	3,496,816
International Game Technology	155,700	15,932,781
Kerzner International Ltd. (a)	44,900	1,446,229
Krispy Kreme Doughnuts, Inc. (a)	268,100	11,040,358
Mandalay Resort Group	43,400	1,382,290
McDonald's Corp.	146,000	3,220,760
MGM MIRAGE (a)	135,600	4,634,808
P.F. Chang's China Bistro, Inc. (a)	639,200	31,455,032
Panera Bread Co. Class A (a)	546,200	21,848,000
Red Robin Gourmet Burgers, Inc.	73,300	1,389,768
Ryan's Family Steak Houses, Inc. (a)	282,750	3,958,500
Stanley Leisure PLC	500,798	2,644,178
Starbucks Corp. (a)	901,900	22,114,588
Station Casinos, Inc. (a)	414,500	10,466,125
The Cheesecake Factory, Inc. (a)	295,700	10,612,673
Wendy's International, Inc.	55,500	1,607,835
William Hill PLC	2,963,263	14,002,761
Wynn Resorts Ltd.	23,000	406,870
		179,662,370
Household Durables - 1.3%
Blyth, Inc.	69,000	1,876,800
D.R. Horton, Inc.	1,516,370	42,609,997
Fortune Brands, Inc.	364,900	19,047,780
Garmin Ltd. (a)	290,709	11,590,568
Harman International Industries, Inc.	350,400	27,730,656
Mohawk Industries, Inc. (a)	151,820	8,430,565
		111,286,366
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	132,100	4,820,329
eBay, Inc. (a)	741,400	77,239,052
InterActiveCorp (a)	3,766,542	149,042,067

	Shares	Value (Note 1)
NetFlix, Inc. (a)	235,600	$ 6,019,580
Overstock.com, Inc. (a)	117,300	1,702,023
		238,823,051
Leisure Equipment & Products - 0.4%
Leapfrog Enterprises, Inc. Class A	77,400	2,462,094
Mattel, Inc.	1,703,100	32,222,652
Mega Bloks, Inc. (a)	40,250	627,133
		35,311,879
Media - 3.0%
AOL Time Warner, Inc. (a)	286,080	4,603,027
British Sky Broadcasting Group PLC (BSkyB) (a)	258,300	2,870,832
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	130,800	5,899,080
Comcast Corp. Class A (special) (a)	538,000	15,510,540
Cox Communications, Inc. Class A (a)	22,300	711,370
E.W. Scripps Co. Class A	439,500	38,992,440
Entercom Communications Corp. Class A (a)	119,600	5,861,596
Fox Entertainment Group, Inc. Class A (a)	1,123,600	32,337,208
Getty Images, Inc. (a)	218,500	9,024,050
Lee Enterprises, Inc.	53,700	2,015,361
Liberty Media Corp. Class A (a)	195,000	2,254,200
LIN TV Corp. Class A (a)	232,000	5,463,600
McGraw-Hill Companies, Inc.	62,700	3,887,400
Meredith Corp.	70,700	3,110,800
Pearson PLC sponsored ADR	381,800	3,665,280
Pixar (a)	336,700	20,484,828
Reed Elsevier PLC	655,100	5,467,526
SBS Broadcasting SA (a)	1,100	19,635
The New York Times Co. Class A	87,900	3,999,450
Tribune Co.	496,400	23,976,120
Viacom, Inc. Class B (non-vtg.) (a)	777,236	33,934,124
Vivendi Universal SA sponsored ADR	411,800	7,593,592
Washington Post Co. Class B	29,200	21,400,680
Westwood One, Inc. (a)	3,300	111,969
		253,194,708
Multiline Retail - 1.0%
99 Cents Only Stores (a)	1,539,666	52,841,337
Debenhams PLC	1,029,287	7,159,481
Dollar General Corp.	173,300	3,164,458
JCPenney Co., Inc.	450,900	7,597,665
Marks & Spencer Group PLC	2,173,800	11,360,575
Tuesday Morning Corp. (a)	57,600	1,514,880
		83,638,396
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A (a)	21,700	616,497
Advance Auto Parts, Inc. (a)	374,200	22,788,780
AnnTaylor Stores Corp. (a)	205,200	5,940,540
AutoZone, Inc. (a)	52,500	3,988,425
Bed Bath & Beyond, Inc. (a)	1,618,000	62,794,580
Best Buy Co., Inc. (a)	21,700	953,064
CarMax, Inc. (a)	86,700	2,614,005
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Chico's FAS, Inc. (a)	430,800	$ 9,068,340
Claire's Stores, Inc.	150,500	3,816,680
Dick's Sporting Goods, Inc.	25,400	931,672
Gap, Inc.	817,800	15,341,928
Guitar Center, Inc. (a)	90,900	2,636,100
Hennes & Mauritz AB (H&M) (B Shares)	229,200	5,282,297
Hot Topic, Inc. (a)	160,000	4,305,600
Lowe's Companies, Inc.	1,632,500	70,115,875
Pacific Sunwear of California, Inc. (a)	878,250	21,157,043
PETCO Animal Supplies, Inc. (a)	521,100	11,328,714
PETsMART, Inc.	886,700	14,781,289
Pier 1 Imports, Inc.	540,800	11,032,320
Ross Stores, Inc.	166,380	7,111,081
Select Comfort Corp. (a)	44,800	733,824
TJX Companies, Inc.	1,116,800	21,040,512
Urban Outfitters, Inc. (a)	62,900	2,258,110
Weight Watchers International, Inc. (a)	559,500	25,451,655
		326,088,931
Textiles Apparel & Luxury Goods - 1.0%
Burberry Ltd.	3,105,373	12,746,848
Coach, Inc. (a)	718,562	35,741,274
Columbia Sportswear Co. (a)	9,800	503,818
Delta Woodside Industries, Inc. (a)	22,175	63,199
Fossil, Inc. (a)	13,700	322,772
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	54,600	1,437,072
K-Swiss, Inc. Class A	161,200	5,564,624
Liz Claiborne, Inc.	97,000	3,419,250
Puma AG	118,631	11,815,185
Quiksilver, Inc. (a)	468,700	7,728,863
		79,342,905
TOTAL CONSUMER DISCRETIONARY		1,452,204,076
CONSUMER STAPLES - 10.4%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	735,300	37,537,065
Cott Corp. (a)	251,100	5,192,282
Diageo PLC	1,145,123	12,527,640
Molson, Inc. Class A	456,200	12,351,045
PepsiCo, Inc.	160,110	7,124,895
The Coca-Cola Co.	204,800	9,504,768
		84,237,695
Food & Staples Retailing - 1.6%
Costco Wholesale Corp. (a)	118,800	4,348,080
George Weston Ltd.	49,260	3,742,927
Koninklijke Ahold NV sponsored ADR	74,400	622,728
Loblaw Companies Ltd.	52,990	2,437,587
Safeway PLC	679,698	2,896,881
Sysco Corp.	1,738,500	52,224,540

	Shares	Value (Note 1)
Tesco PLC	6,263,787	$ 22,730,759
Wal-Mart Stores, Inc.	29,400	1,577,898
Whole Foods Market, Inc. (a)	819,107	38,932,156
William Morrison Supermarkets PLC	2,039,734	6,203,521
		135,717,077
Food Products - 0.5%
Bunge Ltd.	19,800	566,280
Dean Foods Co. (a)	351,750	11,080,125
Hershey Foods Corp.	120,300	8,380,098
Horizon Organic Holding Corp. (a)	110,600	2,635,598
Kraft Foods, Inc. Class A	91,940	2,992,647
Saputo, Inc.	149,300	2,905,579
Wm. Wrigley Jr. Co.	283,700	15,952,451
		44,512,778
Household Products - 3.5%
Colgate-Palmolive Co.	4,934,730	285,967,594
Procter & Gamble Co.	40,400	3,602,872
		289,570,466
Personal Products - 3.8%
Avon Products, Inc.	3,682,028	229,022,142
Gillette Co.	2,822,300	89,918,478
		318,940,620
TOTAL CONSUMER STAPLES		872,978,636
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	64,500	2,165,265
BJ Services Co. (a)	69,100	2,581,576
Carbo Ceramics, Inc.	25,400	946,150
ENSCO International, Inc.	1,790	48,151
Halliburton Co.	368,100	8,466,300
National-Oilwell, Inc. (a)	63,672	1,400,784
Noble Corp. (a)	167,000	5,728,100
Schlumberger Ltd. (NY Shares)	18,700	889,559
Smith International, Inc. (a)	427,675	15,712,780
Willbros Group, Inc. (a)	57,500	597,425
		38,536,090
Oil & Gas - 4.2%
Apache Corp.	299,490	19,484,819
BP PLC sponsored ADR	410,232	17,237,949
Burlington Resources, Inc.	230,300	12,452,321
Canadian Natural Resources Ltd.	21,700	865,392
Chesapeake Energy Corp.	61,700	623,170
China Petroleum & Chemical Corp. sponsored ADR	175,840	4,246,536
EnCana Corp.	5,024,512	192,734,286
EOG Resources, Inc.	68,600	2,870,224
Evergreen Resources, Inc. (a)	14,500	787,495
Exxon Mobil Corp.	78,542	2,820,443
Murphy Oil Corp.	601,800	31,654,680
Noble Energy, Inc.	83,200	3,144,960
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	20,500	$ 687,775
Petro-Canada	289,300	11,582,303
PetroChina Co. Ltd. sponsored ADR	252,300	7,619,460
Pioneer Natural Resources Co. (a)	49,600	1,294,560
Pogo Producing Co.	171,700	7,340,175
Premcor, Inc. (a)	731,700	15,768,135
Progress Energy Ltd. (a)	112,700	827,816
Suncor Energy, Inc.	332,080	6,243,439
Talisman Energy, Inc.	152,370	6,952,630
Total SA sponsored ADR	47,300	3,585,340
Valero Energy Corp.	2,100	76,293
YUKOS Corp. sponsored ADR	21,700	1,207,605
		352,107,806
TOTAL ENERGY		390,643,896
FINANCIALS - 15.3%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc.	122,200	5,704,296
UBS AG (NY Shares)	40,100	2,221,540
		7,925,836
Commercial Banks - 4.2%
Allied Irish Banks PLC	324,755	4,864,737
Australia & New Zealand Banking Group Ltd.	686,261	8,602,121
Bank of America Corp.	75,300	5,950,959
Bank of Ireland	2,080,540	25,177,060
Bank One Corp.	126,100	4,688,398
Charter One Financial, Inc.	37,800	1,178,604
Commerce Bancorp, Inc., New Jersey	1,122,617	41,649,091
Danske Bank AS	70,200	1,370,860
Fifth Third Bancorp	1,612,740	92,474,512
First Bancorp, Puerto Rico	5,400	148,230
First Community Bancorp, California	25,700	801,069
M&T Bank Corp.	527,600	44,434,472
National Australia Bank Ltd.	263,000	5,934,312
North Fork Bancorp, Inc., New York	701,200	23,882,872
Popular, Inc.	45,000	1,736,550
Royal Bank of Canada	53,300	2,269,145
Royal Bank of Scotland Group PLC	2,035,166	57,264,585
SouthTrust Corp.	805,900	21,920,480
Texas Regional Bancshares, Inc. Class A	91,490	3,174,703
UCBH Holdings, Inc.	220,330	6,319,064
UnionBanCal Corp.	1	41
Valley National Bancorp	7,980	210,273
Wells Fargo & Co.	21,300	1,073,520
		355,125,658
Consumer Finance - 1.2%
MBNA Corp.	212,400	4,426,416

	Shares	Value (Note 1)
SLM Corp.	2,415,300	$ 94,607,301
WFS Financial, Inc. (a)	12,600	422,226
		99,455,943
Diversified Financial Services - 0.7%
CIT Group, Inc.	216,500	5,336,725
Citigroup, Inc.	249,300	10,670,040
Moody's Corp.	844,300	44,503,053
		60,509,818
Insurance - 7.8%
ACE Ltd.	233,200	7,996,428
AFLAC, Inc.	396,500	12,192,375
Allstate Corp.	698,600	24,905,090
American International Group, Inc.	1,469,114	81,065,711
Aon Corp.	349,000	8,403,920
Arch Capital Group Ltd. (a)	175,100	6,081,223
Berkshire Hathaway, Inc. Class A (a)	3,456	250,560,000
Brit Insurance Holdings PLC (a)	2,520,400	3,285,167
Brown & Brown, Inc.	44,500	1,446,250
Cincinnati Financial Corp.	97,400	3,612,566
Everest Re Group Ltd.	682,180	52,186,770
Fidelity National Financial, Inc.	27,100	833,596
HCC Insurance Holdings, Inc.	155,700	4,604,049
IPC Holdings Ltd.	151,600	5,078,600
Markel Corp. (a)	36,750	9,408,000
MetLife, Inc.	75,700	2,143,824
Montpelier Re Holdings Ltd.	1,120,400	35,404,640
Old Republic International Corp.	86,300	2,957,501
PartnerRe Ltd.	415,400	21,231,094
Progressive Corp.	125,200	9,152,120
RenaissanceRe Holdings Ltd.	683,965	31,134,087
SAFECO Corp.	478,500	16,881,480
StanCorp Financial Group, Inc.	25,800	1,347,276
USI Holdings Corp.	444,487	5,227,167
W.R. Berkley Corp.	71,400	3,762,780
White Mountains Insurance Group Ltd.	7,400	2,923,000
Willis Group Holdings Ltd.	847,400	26,057,550
XL Capital Ltd. Class A	313,400	26,012,200
		655,894,464
Real Estate - 0.1%
American Financial Realty Trust (SBI)	46,700	696,297
Corrections Corp. of America (a)	893	22,620
Equity Residential (SBI)	2,100	54,495
General Growth Properties, Inc.	10,000	624,400
ResortQuest International, Inc. (a)	192,100	847,161
Simon Property Group, Inc.	59,100	2,306,673
		4,551,646
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	43,000	1,200,990
Doral Financial Corp.	500,450	22,345,093
Golden West Financial Corp., Delaware	879,700	70,384,797
NetBank, Inc.	8,300	109,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	221,700	$ 6,449,253
W Holding Co., Inc.	171,500	2,901,780
		103,391,141
TOTAL FINANCIALS		1,286,854,506
HEALTH CARE - 14.9%
Biotechnology - 1.7%
Amgen, Inc. (a)	118,400	7,866,496
Amylin Pharmaceuticals, Inc. (a)	718,400	15,725,776
Celgene Corp. (a)	9,700	294,880
Charles River Laboratories International, Inc. (a)	2,100	67,578
Gen-Probe, Inc. (a)	50,400	2,059,848
Genentech, Inc. (a)	737,200	53,166,864
Gilead Sciences, Inc. (a)	813,880	45,235,450
ICOS Corp. (a)	5,400	198,450
IDEXX Laboratories, Inc. (a)	180,650	6,059,001
MedImmune, Inc. (a)	203,900	7,415,843
Neurocrine Biosciences, Inc. (a)	102,100	5,098,874
		143,189,060
Health Care Equipment & Supplies - 6.0%
Advanced Medical Optics, Inc. (a)	64,500	1,099,725
Advanced Neuromodulation Systems, Inc. (a)	139,700	7,232,269
Alcon, Inc.	1,099,000	50,224,300
Becton, Dickinson & Co.	86,100	3,344,985
Bio-Rad Laboratories, Inc. Class A (a)	115,500	6,392,925
Biomet, Inc.	587,800	16,846,348
Biosite, Inc. (a)	104,600	5,031,260
Boston Scientific Corp. (a)	414,100	25,301,510
C.R. Bard, Inc.	56,500	4,029,015
Centerpulse AG (Reg.) (a)	59,934	16,167,809
Cooper Companies, Inc.	43,300	1,505,541
CTI Molecular Imaging, Inc.	630,300	11,918,973
DENTSPLY International, Inc.	1,351,662	55,282,976
Edwards Lifesciences Corp. (a)	107,900	3,467,906
Guidant Corp.	62,100	2,756,619
Medtronic, Inc.	453,600	21,759,192
Mentor Corp.	120,000	2,325,600
Nobel Biocare Holding AG (Switzerland)	61,120	4,091,403
ResMed, Inc. (a)	28,300	1,109,360
Smith & Nephew PLC	10,737,553	61,891,898
St. Jude Medical, Inc. (a)	292,676	16,828,870
Stryker Corp.	380,900	26,423,033
Synthes-Stratec, Inc.	3,629	2,613,245
Varian Medical Systems, Inc. (a)	495,600	28,531,692

	Shares	Value (Note 1)
Wilson Greatbatch Technologies, Inc. (a)	133,000	$ 4,801,300
Zimmer Holdings, Inc. (a)	2,723,312	122,685,206
		503,662,960
Health Care Providers & Services - 2.7%
Advisory Board Co. (a)	133,800	5,421,576
Aetna, Inc.	301,500	18,150,300
American Healthways, Inc. (a)	63,500	2,293,620
Caremark Rx, Inc. (a)	314,964	8,088,276
Health Management Associates, Inc. Class A	1,287,090	23,746,811
ICON PLC sponsored ADR (a)	2,000	63,640
IMPAC Medical Systems, Inc. (a)	139,762	2,918,231
Odyssey Healthcare, Inc. (a)	174,550	6,458,350
Patterson Dental Co. (a)	1,654,000	75,058,520
PDI, Inc. (a)	9,500	96,520
UnitedHealth Group, Inc.	1,303,800	65,515,950
VistaCare, Inc. Class A	146,200	3,554,122
WebMD Corp. (a)	1,322,900	14,327,007
WellPoint Health Networks, Inc. (a)	25,200	2,124,360
		227,817,283
Pharmaceuticals - 4.5%
Altana AG	388,877	24,599,549
AstraZeneca PLC sponsored ADR	237,000	9,662,490
Barr Laboratories, Inc. (a)	70,400	4,611,200
Biovail Corp. (a)	19,290	900,811
Bristol-Myers Squibb Co.	108,000	2,932,200
Forest Laboratories, Inc. (a)	2,200	120,450
IVAX Corp. (a)	65,000	1,160,250
Johnson & Johnson	1,606,050	83,032,785
Kyorin Pharmaceutical Co. Ltd.	27,000	370,407
Merck & Co., Inc.	793,300	48,034,315
Novartis AG sponsored ADR	820,200	32,652,162
Novo Nordisk AS Series B	624,200	21,911,768
Pfizer, Inc.	1,717,065	58,637,770
Pharmaceutical Resources, Inc. (a)	76,900	3,741,954
Roche Holding AG (participation certificate)	158,060	12,428,860
Schering AG	74,900	3,672,093
Stada Arzneimittel AG	70,434	4,492,813
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,111,900	63,300,467
Wyeth	119,200	5,429,560
		381,691,904
TOTAL HEALTH CARE		1,256,361,207
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.1%
Bombardier, Inc. Class B (sub. vtg.)	4,092,700	13,877,162
Honeywell International, Inc.	21,700	582,645
L-3 Communications Holdings, Inc. (a)	200	8,698
Lockheed Martin Corp.	4,564,540	217,135,168
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Defense Industries, Inc. (a)	251,200	$ 6,516,128
Veridian Corp.	664,800	23,194,872
		261,314,673
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,058,061	37,624,649
FedEx Corp.	64,700	4,013,341
United Parcel Service, Inc. Class B	327,000	20,829,900
		62,467,890
Airlines - 2.2%
Continental Airlines, Inc. Class B (a)	357,900	5,357,763
JetBlue Airways Corp. (a)	1,073,536	45,399,837
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,388,989
sponsored ADR (a)	2,679,857	120,325,579
Southwest Airlines Co.	539,500	9,279,400
		181,751,568
Commercial Services & Supplies - 1.3%
Apollo Group, Inc. Class A (a)	670,800	41,428,608
Aramark Corp. Class B (a)	613,950	13,764,759
Avery Dennison Corp.	120,500	6,049,100
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	678,150
Central Parking Corp.	57,700	713,172
Cintas Corp.	43,897	1,555,710
Corinthian Colleges, Inc. (a)	383,141	18,609,158
Corporate Executive Board Co. (a)	23,400	948,402
Dun & Bradstreet Corp. (a)	44,700	1,837,170
Education Management Corp. (a)	86,700	4,610,706
H&R Block, Inc.	273,300	11,820,225
Hewitt Associates, Inc. Class A	32,600	767,730
Hudson Highland Group, Inc. (a)	9,675	183,922
Kroll, Inc. (a)	75,700	2,048,442
Monster Worldwide, Inc.	349,700	6,899,581
Robert Half International, Inc. (a)	21,700	410,998
Stericycle, Inc. (a)	21,600	831,168
		113,157,001
Construction & Engineering - 0.3%
Granite Construction, Inc.	31,900	611,204
Jacobs Engineering Group, Inc. (a)	554,020	23,351,943
		23,963,147
Electrical Equipment - 0.1%
American Power Conversion Corp.	308,600	4,811,074
Cooper Industries Ltd. Class A	38,100	1,573,530
Rockwell Automation, Inc.	64,500	1,537,680
		7,922,284
Industrial Conglomerates - 3.4%
3M Co.	2,103,610	271,323,618

	Shares	Value (Note 1)
Tomkins PLC	813,300	$ 3,055,723
Tyco International Ltd.	491,900	9,336,262
		283,715,603
Machinery - 1.3%
CUNO, Inc. (a)	1,000	36,120
Danaher Corp.	962,122	65,472,402
Dionex Corp. (a)	14,600	580,350
Donaldson Co., Inc.	141,200	6,276,340
ESCO Technologies, Inc. (a)	56,900	2,503,600
PACCAR, Inc.	451,370	30,494,557
Pall Corp.	90,700	2,040,750
Wabash National Corp. (a)	167,500	2,350,025
		109,754,144
Marine - 0.0%
CP Ships Ltd.	39,000	649,614
Road & Rail - 0.3%
Canadian National Railway Co.	84,150	4,063,275
Canadian Pacific Railway Ltd.	59,050	1,327,946
Heartland Express, Inc. (a)	411,900	9,164,775
Knight Transportation, Inc. (a)	182,100	4,534,290
Landstar System, Inc. (a)	86,516	5,437,531
Norfolk Southern Corp.	2,100	40,320
P.A.M. Transportation Services, Inc. (a)	21,398	537,518
		25,105,655
Trading Companies & Distributors - 0.0%
Fastenal Co.	15,912	540,053
MSC Industrial Direct Co., Inc. Class A (a)	36,400	651,560
		1,191,613
TOTAL INDUSTRIALS		1,070,993,192
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.0%
Adtran, Inc. (a)	63,530	3,258,454
Avocent Corp. (a)	204,800	6,129,664
Cisco Systems, Inc. (a)	21,400	357,166
Comverse Technology, Inc. (a)	450,500	6,771,015
NetScreen Technologies, Inc. (a)	732,400	16,515,620
Nokia Corp. sponsored ADR	2,100	34,503
QUALCOMM, Inc.	113,800	4,068,350
SafeNet, Inc. (a)	10,600	296,588
Scientific-Atlanta, Inc.	760,300	18,125,552
Sycamore Networks, Inc. (a)	1,025,100	3,926,133
Telefonaktiebolaget LM Ericsson ADR (a)	1,132,609	12,039,634
UTStarcom, Inc. (a)	231,100	8,220,227
		79,742,906
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	557,500	10,659,400
ATI Technologies, Inc. (a)	260,500	2,589,924
Avid Technology, Inc. (a)	65,100	2,283,057
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	133,500	$ 1,054,650
Dell Computer Corp. (a)	310,700	9,929,972
Electronics for Imaging, Inc. (a)	204,479	4,148,879
Hutchinson Technology, Inc. (a)	37,000	1,216,930
Lexmark International, Inc. Class A (a)	71,300	5,045,901
Logitech International SA (Reg.) (a)	55,452	2,084,785
M-Systems Flash Disk Pioneers Ltd. (a)	300,000	3,339,000
SanDisk Corp. (a)	21,900	883,665
Seagate Technology	1,198,700	21,157,055
Storage Technology Corp. (a)	106,300	2,736,162
Western Digital Corp. (a)	1,999,000	20,589,700
		87,719,080
Electronic Equipment & Instruments - 0.6%
CDW Corp. (a)	10,800	494,640
Flextronics International Ltd. (a)	573,300	5,956,587
Flir Systems, Inc. (a)	791,000	23,848,650
Lexar Media, Inc. (a)	131,200	1,251,648
National Instruments Corp. (a)	22,700	857,606
Roper Industries, Inc.	12,700	472,440
Symbol Technologies, Inc.	1,151,900	14,986,219
Thermo Electron Corp. (a)	93,200	1,959,064
Waters Corp. (a)	87,000	2,534,310
		52,361,164
Internet Software & Services - 1.0%
DoubleClick, Inc. (a)	92,432	854,996
Expedia, Inc. (a)	69,900	5,338,962
FindWhat.com (a)	91,900	1,740,586
Open Text Corp. (a)	37,800	1,069,102
United Online, Inc. (a)	139,600	3,537,464
WebEx Communications, Inc. (a)	331,630	4,626,239
webMethods, Inc. (a)	185,200	1,505,676
Yahoo!, Inc. (a)	1,937,586	63,475,317
		82,148,342
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	283,400	12,959,882
Anteon International Corp. (a)	439,900	12,277,609
CheckFree Corp. (a)	2,200	61,248
Cognizant Technology Solutions Corp. Class A (a)	549,080	13,375,589
First Data Corp.	2,666,000	110,479,040
Iron Mountain, Inc. (a)	365,700	13,563,813
ManTech International Corp. Class A	107,100	2,054,178
Paychex, Inc.	118,700	3,479,097
SRA International, Inc. Class A (a)	215,200	6,886,400
The BISYS Group, Inc. (a)	151,400	2,781,218
		177,918,074
Office Electronics - 0.3%
Canon, Inc.	180,600	8,244,390

	Shares	Value (Note 1)
Xerox Corp. (a)	620,500	$ 6,571,095
Zebra Technologies Corp. Class A (a)	122,920	9,242,355
		24,057,840
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc. (a)	1,142,300	39,774,886
ARM Holdings PLC sponsored ADR (a)	21,700	73,997
Broadcom Corp. Class A (a)	263,100	6,553,821
Cabot Microelectronics Corp. (a)	21,500	1,085,105
Cree, Inc. (a)	169,100	2,752,948
Infineon Technologies AG sponsored ADR (a)	202,300	1,940,057
Integrated Circuit Systems, Inc. (a)	436,400	13,716,052
Intersil Corp. Class A (a)	339,100	9,023,451
KLA-Tencor Corp. (a)	308,500	14,342,165
Lam Research Corp. (a)	359,300	6,542,853
Linear Technology Corp.	419,500	13,512,095
Marvell Technology Group Ltd. (a)	380,800	13,088,096
Maxim Integrated Products, Inc.	200	6,838
Microchip Technology, Inc.	200	4,926
NVIDIA Corp. (a)	194,736	4,480,875
O2Micro International Ltd. (a)	118,200	1,904,202
Omnivision Technologies, Inc. (a)	65,900	2,056,080
Samsung Electronics Co. Ltd.	188,700	56,057,317
Silicon Laboratories, Inc. (a)	461,490	12,294,094
STMicroelectronics NV (NY Shares)	73,000	1,517,670
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	501,100	5,051,088
Teradyne, Inc. (a)	327,900	5,675,949
Texas Instruments, Inc.	10,800	190,080
Xilinx, Inc. (a)	391,700	9,913,927
		221,558,572
Software - 1.4%
Adobe Systems, Inc.	1,056,309	33,875,830
Agile Software Corp. (a)	31,100	300,115
Altiris, Inc. (a)	338,633	6,789,592
Amdocs Ltd. (a)	139,300	3,343,200
Autodesk, Inc.	64,800	1,047,168
BEA Systems, Inc. (a)	479,747	5,210,052
Business Objects SA sponsored ADR (a)	107,700	2,364,015
Citrix Systems, Inc. (a)	372,600	7,586,136
Computer Associates International, Inc.	65,100	1,450,428
Electronic Arts, Inc. (a)	54,200	4,010,258
Hyperion Solutions Corp. (a)	74,143	2,503,068
Intuit, Inc. (a)	21,700	966,301
Kronos, Inc. (a)	18,900	960,309
Mercury Interactive Corp. (a)	362,329	13,989,523
Network Associates, Inc. (a)	275,100	3,488,268
Red Hat, Inc. (a)	173,700	1,314,909
Symantec Corp. (a)	168,485	7,389,752
Synopsys, Inc. (a)	110,221	6,817,169
Verint Systems, Inc. (a)	93,900	2,385,999
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Verisity Ltd. (a)	31,200	$ 372,528
VERITAS Software Corp. (a)	416,752	11,948,280
		118,112,900
TOTAL INFORMATION TECHNOLOGY		843,618,878
MATERIALS - 5.8%
Chemicals - 1.1%
Cytec Industries, Inc. (a)	127,600	4,312,880
Dow Chemical Co.	54,000	1,671,840
Ecolab, Inc.	1,628,000	41,676,800
Methanex Corp.	1,407,770	15,009,389
Praxair, Inc.	149,100	8,960,910
Sigma Aldrich Corp.	13,600	736,848
The Scotts Co. Class A (a)	164,500	8,142,750
Valspar Corp.	337,700	14,257,694
		94,769,111
Construction Materials - 0.1%
Florida Rock Industries, Inc.	100,800	4,161,024
Containers & Packaging - 0.0%
Ball Corp.	102	4,642
Peak International Ltd. (a)	200,000	889,800
		894,442
Metals & Mining - 4.5%
Aber Diamond Corp. (a)	322,550	6,609,906
Agnico-Eagle Mines Ltd.	255,220	2,944,555
Alcoa, Inc.	95,400	2,432,700
Anglo American PLC ADR	1,078,800	16,570,368
Anglogold Ltd. sponsored ADR	141,800	4,523,420
BHP Billiton PLC	316,879	1,673,098
Companhia Vale do Rio Doce sponsored ADR	159,300	4,724,838
Compania de Minas Buenaventura SA sponsored ADR	750,900	22,594,581
Freeport-McMoRan Copper & Gold, Inc. Class B	1,476,292	36,169,154
Gold Fields Ltd.	2,369,872	28,397,249
Goldcorp, Inc.	4,033,560	48,481,727
Harmony Gold Mining Co. Ltd.	394,694	5,200,984
Impala Platinum Holdings Ltd.	108,700	6,485,645
Ivanhoe Mines Ltd. (a)	324,400	803,900
JSC MMC 'Norilsk Nickel' sponsored ADR	86,100	2,981,213
Kinross Gold Corp. (a)	1,575,888	10,628,299
Kumba Resources Ltd.	1,657,635	6,674,891
Liquidmetal Technologies (a)	365,500	1,875,015
Meridian Gold, Inc. (a)	318,880	3,643,532
Newcrest Mining Ltd.	745,700	3,842,337
Newmont Mining Corp. Holding Co.	2,818,501	91,488,542
Newmont Mining Corp. Holding Co. Chess Depository Interests	1,309,031	4,364,404
Pechiney SA (a)	55,120	1,983,921

	Shares	Value (Note 1)
Rio Tinto PLC (Reg.)	3,227,300	$ 61,762,474
SouthernEra Resources Ltd. (a)	502,800	1,973,447
		378,830,200
Paper & Forest Products - 0.1%
Sappi Ltd.	782,013	9,446,926
TOTAL MATERIALS		488,101,703
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	128,500	4,478,225
Koninklijke KPN NV (a)	366,600	2,604,377
Sprint Corp. - FON Group	216,800	3,121,920
Swisscom AG sponsored ADR	169,400	4,800,796
Telecom Italia Spa sponsored ADR	27,100	2,456,344
		17,461,662
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. (a)	303,600	2,492,556
Mobile TeleSystems OJSC sponsored ADR (a)	155,300	9,162,700
Nextel Communications, Inc. Class A (a)	2,718,900	49,157,712
Nextel Partners, Inc. Class A (a)	206,300	1,505,990
Sprint Corp. - PCS Group Series 1 (a)	216,800	1,246,600
Vimpel Communications sponsored ADR (a)	470,100	21,831,444
Vodafone Group PLC sponsored ADR	1,644,300	32,310,495
		117,707,497
TOTAL TELECOMMUNICATION SERVICES		135,169,159
UTILITIES - 0.7%
Electric Utilities - 0.6%
Ameren Corp.	86,700	3,823,470
Cinergy Corp.	108,400	3,988,036
Dominion Resources, Inc.	86,500	5,559,355
Entergy Corp.	242,680	12,808,650
FirstEnergy Corp.	65,000	2,499,250
FPL Group, Inc.	65,000	4,345,250
PG&E Corp. (a)	324,300	6,858,945
Southern Co.	230,840	7,192,974
		47,075,930
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	117,769	747,833
Equitable Resources, Inc.	104,000	4,236,960
SCANA Corp.	110,700	3,794,796
		8,779,589
TOTAL UTILITIES		55,855,519
TOTAL COMMON STOCKS (Cost $6,431,692,168)		7,852,780,772
Convertible Preferred Stocks - 0.3%
	Shares	Value (Note 1)
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Xerox Capital Trust II 7.5% (c)	246,100	$ 16,772,699
Insurance - 0.1%
St. Paul Companies, Inc. 9%	89,300	6,217,513
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,464,028)		22,990,212
Convertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 4.75% 2/1/09	$ 8,000,000	7,620,000
Media - 0.1%
Interpublic Group of Companies, Inc.:
1.8% 9/16/04	1,130,000	1,076,382
1.87% 6/1/06	1,250,000	1,090,625
4.5% 3/15/23 (c)	760,000	1,064,912
		3,231,919
TOTAL CONSUMER DISCRETIONARY		10,851,919
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 2% 1/1/07	1,160,000	972,950
Semiconductors & Semiconductor Equipment - 0.0%
TriQuint Semiconductor, Inc. 4% 3/1/07	1,300,000	1,108,250
TOTAL INFORMATION TECHNOLOGY		2,081,200
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (c)	5,025,000	8,982,188
8.25% 1/31/06	4,470,000	7,990,125
		16,972,313
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	9,550,000	9,000,875
TOTAL CONVERTIBLE BONDS (Cost $28,748,785)		38,906,307
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 0.79% to 1.11% 7/3/03 to 9/18/03 (d)	$ 3,800,000	$ 3,796,673
U.S. Treasury Bonds 6.875% 8/15/25	8,800,000	11,594,686
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,232,654)		15,391,359
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.8% 9/30/10 (e)	2,000,000	2,010,000
TOTAL FLOATING RATE LOANS (Cost $1,934,568)		2,010,000
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	486,909,396	486,909,396
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	84,118,200	84,118,200
TOTAL MONEY MARKET FUNDS (Cost $571,027,596)		571,027,596
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $7,067,099,799)		8,503,106,246
NET OTHER ASSETS - (1.2)%		(96,884,719)
NET ASSETS - 100%		$ 8,406,221,527
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
246 S&P 500 Index Contracts	Sept. 2003	$ 59,857,950	$ (1,388,839)

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,819,799 or 0.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,796,673.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,061,526,320 and $2,664,799,946.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $190,516 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.8%
United Kingdom	4.5
Canada	3.9
Bermuda	2.4
Ireland	1.8
Japan	1.6
Switzerland	1.5
Others (individually less than 1%)	5.5
100.0%
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $1,338,657,000 of which $675,098,000 and $663,559,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,539,062) (cost $7,067,099,799) - See accompanying schedule		$ 8,503,106,246
Cash		1,058,727
Receivable for investments sold		25,369,843
Receivable for fund shares sold		10,772,982
Dividends receivable		5,362,206
Interest receivable		1,464,214
Redemption fees receivable		10
Other receivables		853,387
Total assets		8,547,987,615

Liabilities
Payable for investments purchased	$ 50,125,841
Payable for fund shares redeemed	2,859,237
Accrued management fee	4,074,702
Distribution fees payable	239,992
Other payables and accrued expenses	348,116
Collateral on securities loaned, at value	84,118,200
Total liabilities		141,766,088

Net Assets		$ 8,406,221,527
Net Assets consist of:
Paid in capital		$ 8,435,214,293
Undistributed net investment income		15,048,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,478,734,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,434,692,885
Net Assets		$ 8,406,221,527

Initial Class: Net Asset Value, offering price and redemption price per share ($6,424,372,629÷ 325,624,879 shares)		$ 19.73

Service Class: Net Asset Value, offering price and redemption price per share ($1,347,877,754 ÷ 68,493,767 shares)		$ 19.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($633,353,070 ÷ 32,347,930 shares)		$ 19.58

Service Class 2R: Net Asset Value, offering price and redemption price per share ($618,074 ÷ 31,607 shares)		$ 19.55

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 36,836,397
Interest		5,533,346
Security lending		759,460
Total income		43,129,203

Expenses
Management fee	$ 22,361,475
Transfer agent fees	2,650,443
Distribution fees	1,247,035
Accounting and security lending fees	398,677
Non-interested trustees' compensation	15,392
Appreciation in deferred trustee compensation account	966
Custodian fees and expenses	299,976
Registration fees	3,178
Audit	41,644
Legal	10,691
Miscellaneous	147,895
Total expenses before reductions	27,177,372
Expense reductions	(1,224,543)	25,952,829
Net investment income (loss)		17,176,374
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(116,264,908)
Foreign currency transactions	(78,331)
Futures contracts	6,248,258
Total net realized gain (loss)		(110,094,981)
Change in net unrealized appreciation (depreciation) on: Investment securities	814,300,916
Assets and liabilities in foreign currencies	50,384
Futures contracts	(163,699)
Total change in net unrealized appreciation (depreciation)		814,187,601
Net gain (loss)		704,092,620
Net increase (decrease) in net assets resulting from operations		$ 721,268,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,176,374	$ 38,078,167
Net realized gain (loss)	(110,094,981)	(637,510,720)
Change in net unrealized appreciation (depreciation)	814,187,601	(207,088,852)
Net increase (decrease) in net assets resulting from operations	721,268,994	(806,521,405)
Distributions to shareholders from net investment income	(35,507,037)	(65,347,191)
Share transactions - net increase (decrease)	140,781,743	46,140,066
Redemption fees	559	49
Total increase (decrease) in net assets	826,544,259	(825,728,481)

Net Assets
Beginning of period	7,579,677,268	8,405,405,749
End of period (including undistributed net investment income of $15,048,725 and undistributed net investment income of $34,847,840, respectively)	$ 8,406,221,527	$ 7,579,677,268
Other Information:
Share Transactions	Six months ended June 30, 2003 - (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	18,993,595	7,416,680	10,866,958	13,395
Reinvested	1,718,846	269,021	92,062	161
Redeemed	(24,166,864)	(4,802,601)	(3,071,719)	(27,045)
Net increase (decrease)	(3,454,423)	2,883,100	7,887,301	(13,489)

Dollars Sold	$ 349,932,388	$ 135,860,035	$ 197,878,054	$ 248,534
Reinvested	29,357,892	4,584,117	1,562,295	2,733
Redeemed	(436,575,900)	(86,262,835)	(55,332,079)	(473,491)
Net increase (decrease)	$ (57,285,620)	$ 54,181,317	$ 144,108,270	$ (222,224)

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	56,833,322	17,332,750	16,787,773	45,893
Reinvested	2,820,242	432,111	91,835	-
Redeemed	(77,031,143)	(12,025,142)	(4,005,858)	(797)
Net increase (decrease)	(17,377,579)	5,739,719	12,873,750	45,096

Dollars Sold	$ 1,102,958,554	$ 329,197,923	$ 318,907,897	$ 843,220
Reinvested	55,135,751	8,426,160	1,785,280	-
Redeemed	(1,469,720,893)	(226,436,407)	(74,942,997)	(14,422)
Net increase (decrease)	$ (311,626,588)	$ 111,187,676	$ 245,750,180	$ 828,798

Distributions	Six months ended June 30, 2003 - (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733
From net realized gain	-	-	-	-
Total	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

A For the period April 24, 2002 (commencement of sale of share) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Income from Investment Operations
Net investment income (loss) E	.04	.10	.16	.17	.12	.13
Net realized and unrealized gain (loss)	1.68	(1.97)	(3.01)	(1.84)	5.59	5.54
Total from investment operations	1.72	(1.87)	(2.85)	(1.67)	5.71	5.67
Distributions from net investment income	(.09)	(.16)	(.17)	(.11)	(.12)	(.14)
Distributions from net realized gain	-	-	(.60)	(3.62)	(.88)	(1.03)
Total distributions	(.09)	(.16)	(.77)	(3.73)	(1.00)	(1.17)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 19.73	$ 18.10	$ 20.13	$ 23.75	$ 29.15	$ 24.44
Total Return B, C, D	9.58%	(9.35)%	(12.28)%	(6.58)%	24.25%	29.98%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.68%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.68% A	.68%	.68%	.66%	.67%	.70%
Expenses net of all reductions	.64% A	.64%	.64%	.63%	.65%	.66%
Net investment income (loss)	.48% A	.50%	.77%	.69%	.48%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,424,373	$ 5,956,028	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592
Portfolio turnover rate	74% A	84%	140%	177%	172%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.04	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Income from Investment Operations
Net investment income (loss) E	.03	.08	.14	.15	.10	.11
Net realized and unrealized gain (loss)	1.68	(1.96)	(3.00)	(1.85)	5.58	5.55
Total from investment operations	1.71	(1.88)	(2.86)	(1.70)	5.68	5.66
Distributions from net investment income	(.07)	(.14)	(.15)	(.11)	(.12)	(.14)
Distributions from net realized gain	-	-	(.60)	(3.62)	(.88)	(1.03)
Total distributions	(.07)	(.14)	(.75)	(3.73)	(1.00)	(1.17)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 19.68	$ 18.04	$ 20.06	$ 23.67	$ 29.10	$ 24.42
Total Return B, C, D	9.54%	(9.42)%	(12.36)%	(6.71)%	24.15%	29.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.78% A	.78%	.78%	.76%	.78%	.80%
Expenses net of voluntary waivers, if any	.78% A	.78%	.78%	.76%	.78%	.80%
Expenses net of all reductions	.74% A	.74%	.74%	.74%	.75%	.75%
Net investment income (loss)	.38% A	.39%	.67%	.59%	.37%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347,878	$ 1,183,683	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553
Portfolio turnover rate	74% A	84%	140%	177%	172%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.02	.05	.10	.10
Net realized and unrealized gain (loss)	1.67	(1.96)	(2.98)	(.93)
Total from investment operations	1.69	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	-	(.60)	(3.62)
Total distributions	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E,H	-	-	-	-
Net asset value, end of period	$ 19.58	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	9.47%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.93% A	.93%	.94%	.92% A
Expenses net of all reductions	.90% A	.90%	.90%	.90% A
Net investment income (loss)	.23% A	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,353	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	74% A	84%	140%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.02	.03
Net realized and unrealized gain (loss)	1.66	(2.57)
Total from investment operations	1.68	(2.54)
Distributions from net investment income	(.08)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 19.55	$ 17.95
Total Return B, C, D	9.43%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.96% A
Expenses net of voluntary waivers, if any	.93% A	.96% A
Expenses net of all reductions	.89% A	.92% A
Net investment income (loss)	.23% A	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 618	$ 810
Portfolio turnover rate	74% A	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Citigroup, Inc.	3.1
Exxon Mobil Corp.	3.0
Fannie Mae	2.5
Bank of America Corp.	2.4
Total SA	2.2
13.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	29.0
Consumer Discretionary	12.4
Industrials	11.8
Energy	11.4
Health Care	7.7
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	97.7%
Bonds	1.5%
Short-Term Investments and Net Other Assets	0.8%

* Foreign investments	9.7%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.3%
General Motors Corp.	628,100	$ 22,611,600
Hotels, Restaurants & Leisure - 1.7%
Hilton Hotels Corp.	366,700	4,690,093
Mandalay Resort Group	314,500	10,016,825
McDonald's Corp.	2,636,000	58,150,160
MGM MIRAGE (a)	1,243,570	42,505,223
Park Place Entertainment Corp. (a)	2,509,000	22,806,810
Six Flags, Inc. (a)	1,408,356	9,548,654
		147,717,765
Household Durables - 1.3%
Black & Decker Corp.	595,500	25,874,475
Fortune Brands, Inc.	84,200	4,395,240
Maytag Corp.	829,320	20,251,994
Newell Rubbermaid, Inc.	1,000,400	28,011,200
Snap-On, Inc.	366,300	10,633,689
Whirlpool Corp.	377,700	24,059,490
		113,226,088
Media - 5.3%
AOL Time Warner, Inc. (a)	7,015,850	112,885,027
Clear Channel Communications, Inc. (a)	1,358,300	57,578,337
Comcast Corp. Class A (a)	2,852,091	86,076,106
Liberty Media Corp. Class A (a)	2,193,776	25,360,051
News Corp. Ltd.:
ADR	234,034	7,084,209
sponsored ADR	303,867	7,602,752
Reader's Digest Association, Inc. (non-vtg.)	1,243,903	16,767,812
Viacom, Inc. Class B (non-vtg.) (a)	2,413,218	105,361,098
Vivendi Universal SA sponsored ADR	717,200	13,225,168
Walt Disney Co.	1,532,100	30,258,975
		462,199,535
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,028,756	15,472,494
Federated Department Stores, Inc.	749,900	27,633,815
Target Corp.	862,300	32,629,432
		75,735,741
Specialty Retail - 2.0%
Charming Shoppes, Inc. (a)	1,290,400	6,413,288
Gap, Inc.	2,073,900	38,906,364
Home Depot, Inc.	589,900	19,537,488
Limited Brands, Inc.	2,528,000	39,184,000
Office Depot, Inc. (a)	1,235,500	17,927,105
RadioShack Corp.	1,296,800	34,118,808
Staples, Inc. (a)	1,198,562	21,993,613
		178,080,666

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	422,100	$ 12,350,646
TOTAL CONSUMER DISCRETIONARY		1,011,922,041
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
The Coca-Cola Co.	746,100	34,626,501
Food & Staples Retailing - 0.9%
Albertson's, Inc.	1,092,200	20,970,240
CVS Corp.	2,041,100	57,212,033
		78,182,273
Food Products - 1.0%
Fresh Del Monte Produce, Inc.	544,388	13,985,328
Kraft Foods, Inc. Class A	752,900	24,506,895
Tyson Foods, Inc. Class A	1,161,000	12,329,820
Unilever PLC sponsored ADR	1,116,200	35,830,020
		86,652,063
Household Products - 1.4%
Colgate-Palmolive Co.	466,300	27,022,085
Kimberly-Clark Corp.	1,273,400	66,395,076
Procter & Gamble Co.	319,400	28,484,092
The Dial Corp.	236,600	4,601,870
		126,503,123
Personal Products - 1.2%
Gillette Co.	3,227,920	102,841,531
Tobacco - 1.1%
Altria Group, Inc.	1,980,200	89,980,288
Loews Corp. - Carolina Group	215,200	5,810,400
		95,790,688
TOTAL CONSUMER STAPLES		524,596,179
ENERGY - 11.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,593,600	53,497,152
BJ Services Co. (a)	520,145	19,432,617
Noble Corp. (a)	511,800	17,554,740
Schlumberger Ltd. (NY Shares)	2,713,900	129,100,223
		219,584,732
Oil & Gas - 8.9%
Anadarko Petroleum Corp.	263,400	11,713,398
Apache Corp.	345,240	22,461,314
BP PLC sponsored ADR	2,530,242	106,320,769
ChevronTexaco Corp.	882,171	63,692,746
ConocoPhillips	553,070	30,308,236
Exxon Mobil Corp.	7,261,536	260,761,758
Royal Dutch Petroleum Co. (NY Shares)	1,910,300	89,058,186
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Total SA:
Series B	391,400	$ 59,336,241
sponsored ADR	1,724,096	130,686,477
		774,339,125
TOTAL ENERGY		993,923,857
FINANCIALS - 28.3%
Capital Markets - 6.2%
Bank of New York Co., Inc.	3,033,500	87,213,125
Charles Schwab Corp.	3,853,600	38,882,824
Credit Suisse Group sponsored ADR	735,200	19,350,464
J.P. Morgan Chase & Co.	3,733,850	127,622,993
Janus Capital Group, Inc.	780,400	12,798,560
Lehman Brothers Holdings, Inc.	380,500	25,295,640
Mellon Financial Corp.	1,716,500	47,632,875
Merrill Lynch & Co., Inc.	1,658,000	77,395,440
Morgan Stanley	1,890,800	80,831,700
Nomura Holdings, Inc.	1,853,000	23,594,052
		540,617,673
Commercial Banks - 8.2%
Bank of America Corp.	2,639,390	208,590,992
Bank One Corp.	2,487,438	92,482,945
Comerica, Inc.	926,900	43,100,850
FleetBoston Financial Corp.	1,850,700	54,984,297
Huntington Bancshares, Inc.	510,200	9,959,104
PNC Financial Services Group, Inc.	617,200	30,125,532
State Bank of India	463,175	3,834,342
U.S. Bancorp, Delaware	2,893,738	70,896,581
Wachovia Corp.	2,033,475	81,257,661
Wells Fargo & Co.	2,278,400	114,831,360
		710,063,664
Consumer Finance - 1.4%
American Express Co.	2,231,496	93,298,848
MBNA Corp.	1,456,400	30,351,376
		123,650,224
Diversified Financial Services - 3.5%
CIT Group, Inc.	1,371,500	33,807,475
Citigroup, Inc.	6,271,419	268,416,726
		302,224,201
Insurance - 5.7%
ACE Ltd.	1,631,815	55,954,936
Allianz AG sponsored ADR	567,200	4,690,744
Allstate Corp.	1,459,600	52,034,740
American International Group, Inc.	3,301,250	182,162,975
Hartford Financial Services Group, Inc.	1,334,400	67,200,384
Lincoln National Corp.	95,000	3,384,850
Marsh & McLennan Companies, Inc.	364,500	18,615,015
MBIA, Inc.	241,300	11,763,375
The Chubb Corp.	634,000	38,040,000

	Shares	Value (Note 1)
Travelers Property Casualty Corp.:
Class A	2,327,467	$ 37,006,725
Class B	622,257	9,812,993
UnumProvident Corp.	1,270,300	17,034,723
		497,701,460
Real Estate - 0.4%
Equity Office Properties Trust	317,100	8,564,871
Equity Residential (SBI)	1,127,400	29,256,030
		37,820,901
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	3,241,000	218,573,040
Freddie Mac	717,900	36,447,783
		255,020,823
TOTAL FINANCIALS		2,467,098,946
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	1,570,900	40,843,400
Becton, Dickinson & Co.	611,100	23,741,235
		64,584,635
Health Care Providers & Services - 1.2%
HCA, Inc.	913,100	29,255,724
IMS Health, Inc.	1,455,099	26,177,231
McKesson Corp.	1,015,700	36,301,118
Tenet Healthcare Corp. (a)	1,266,700	14,757,055
		106,491,128
Pharmaceuticals - 5.6%
Abbott Laboratories	857,000	37,502,320
Bristol-Myers Squibb Co.	3,292,400	89,388,660
Eli Lilly & Co.	338,800	23,367,036
Johnson & Johnson	1,137,600	58,813,920
Merck & Co., Inc.	2,458,700	148,874,285
Pfizer, Inc.	959,100	32,753,265
Roche Holding AG (participation certificate)	105,300	8,280,140
Schering-Plough Corp.	2,190,730	40,747,578
Wyeth	1,107,200	50,432,960
		490,160,164
TOTAL HEALTH CARE		661,235,927
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
Boeing Co.	997,800	34,244,496
Bombardier, Inc. Class B (sub. vtg.)	1,053,500	3,572,114
Honeywell International, Inc.	3,013,825	80,921,201
Lockheed Martin Corp.	546,500	25,997,005
Northrop Grumman Corp.	451,500	38,959,935
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	586,400	$ 19,257,376
United Technologies Corp.	379,520	26,881,402
		229,833,529
Building Products - 0.5%
Masco Corp.	2,041,200	48,682,620
Commercial Services & Supplies - 0.6%
Viad Corp.	1,061,700	23,771,463
Waste Management, Inc.	1,286,100	30,982,149
		54,753,612
Electrical Equipment - 0.4%
Emerson Electric Co.	421,400	21,533,540
Rockwell Automation, Inc.	498,300	11,879,472
		33,413,012
Industrial Conglomerates - 3.2%
3M Co.	171,200	22,081,376
General Electric Co.	3,538,440	101,482,459
Hutchison Whampoa Ltd.	2,171,000	13,223,715
Siemens AG sponsored ADR	412,500	20,150,625
Textron, Inc.	879,800	34,329,796
Tyco International Ltd.	4,439,946	84,270,175
		275,538,146
Machinery - 3.1%
Caterpillar, Inc.	968,200	53,890,012
Cummins, Inc.	126,500	4,540,085
Deere & Co.	435,050	19,881,785
Eaton Corp.	434,800	34,179,628
Illinois Tool Works, Inc.	353,600	23,284,560
Ingersoll-Rand Co. Ltd. Class A	1,467,444	69,439,450
Kennametal, Inc.	230,039	7,784,520
Navistar International Corp. (a)	265,900	8,676,317
Parker Hannifin Corp.	610,500	25,634,895
SPX Corp. (a)	337,400	14,865,844
Timken Co.	400,600	7,014,506
		269,191,602
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,245,600	63,864,864
Union Pacific Corp.	807,900	46,874,358
		110,739,222
TOTAL INDUSTRIALS		1,022,151,743
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.3%
Motorola, Inc.	2,536,200	23,916,366
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	3,622,911	77,168,004

	Shares	Value (Note 1)
International Business Machines Corp.	640,900	$ 52,874,250
Sun Microsystems, Inc. (a)	2,455,800	11,296,680
		141,338,934
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	945,300	18,480,615
Arrow Electronics, Inc. (a)	799,100	12,178,284
Avnet, Inc. (a)	1,317,330	16,703,744
PerkinElmer, Inc.	2,206,000	30,464,860
Sanmina-SCI Corp. (a)	1,101,200	6,948,572
Tektronix, Inc. (a)	1,310,800	28,313,280
Thermo Electron Corp. (a)	1,539,600	32,362,392
		145,451,747
IT Services - 0.5%
Ceridian Corp. (a)	1,582,200	26,849,934
Electronic Data Systems Corp.	416,800	8,940,360
First Data Corp.	252,700	10,471,888
		46,262,182
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	2,173,600	45,176,102
Micron Technology, Inc. (a)	1,484,400	17,263,572
National Semiconductor Corp. (a)	440,975	8,696,027
Rohm Co. Ltd.	63,100	6,900,986
Teradyne, Inc. (a)	421,971	7,304,318
		85,341,005
Software - 0.8%
Microsoft Corp.	2,642,800	67,682,108
TOTAL INFORMATION TECHNOLOGY		509,992,342
MATERIALS - 6.4%
Chemicals - 2.6%
Arch Chemicals, Inc.	442,400	8,449,840
BOC Group PLC	423,497	5,449,895
Dow Chemical Co.	2,262,600	70,050,096
Hercules Trust II unit	15,700	9,086,375
Hercules, Inc. (a)	649,700	6,432,030
LG Chemical Ltd.	216,900	8,712,300
Lyondell Chemical Co.	1,202,700	16,272,531
Millennium Chemicals, Inc.	853,650	8,118,212
Olin Corp.	572,700	9,793,170
PolyOne Corp.	1,239,100	5,513,995
PPG Industries, Inc.	390,300	19,803,822
Praxair, Inc.	821,212	49,354,841
Solutia, Inc.	2,067,100	4,506,278
		221,543,385
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	349,500	4,812,615
Smurfit-Stone Container Corp. (a)	2,375,253	30,949,547
		35,762,162
Metals & Mining - 2.3%
Alcan, Inc.	955,100	29,769,811
Alcoa, Inc.	3,000,416	76,510,608
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Dofasco, Inc.	926,300	$ 17,875,844
Nucor Corp.	283,400	13,844,090
Pechiney SA (a)	706,090	25,414,131
Phelps Dodge Corp. (a)	994,700	38,136,798
		201,551,282
Paper & Forest Products - 1.1%
Bowater, Inc.	474,100	17,755,045
Georgia-Pacific Corp.	1,646,101	31,193,614
International Paper Co.	368,200	13,155,786
Weyerhaeuser Co.	645,900	34,878,600
		96,983,045
TOTAL MATERIALS		555,839,874
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	4,818,499	128,316,628
SBC Communications, Inc.	4,711,593	120,381,201
Verizon Communications, Inc.	3,435,902	135,546,334
		384,244,163
UTILITIES - 3.0%
Electric Utilities - 2.5%
Cinergy Corp.	475,200	17,482,608
Dominion Resources, Inc.	584,600	37,572,242
DPL, Inc.	1,010,054	16,100,261
Entergy Corp.	1,008,200	53,212,796
FirstEnergy Corp.	1,020,000	39,219,000
Northeast Utilities	1,648,400	27,594,216
TXU Corp.	1,059,220	23,779,489
		214,960,612
Gas Utilities - 0.1%
NiSource, Inc.	568,730	10,805,870
Multi-Utilities & Unregulated Power - 0.4%
SCANA Corp.	911,600	31,249,648
TOTAL UTILITIES		257,016,130
TOTAL COMMON STOCKS (Cost $7,597,732,395)		8,388,021,202
Preferred Stocks - 1.4%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	$ 9,175,572
Series C, 6.25%	253,100	6,243,977
		15,419,549
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,612,640
TOTAL CONSUMER DISCRETIONARY		23,032,189
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,132,562
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.5%	461,500	19,983,873
Insurance - 0.2%
Hartford Financial Services Group, Inc. 6%	54,300	2,843,691
The Chubb Corp.:
7%	167,700	4,342,424
Series B, 7%	120,100	3,086,570
Travelers Property Casualty Corp. 4.50%	240,200	5,807,796
		16,080,481
TOTAL FINANCIALS		41,196,916
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7%	156,900	7,688,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. 8.25%	177,700	10,028,944
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 7%	441,100	14,165,485
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	475,600	10,486,980
Office Electronics - 0.0%
Xerox Corp. 6.25%	25,300	2,657,689
TOTAL INFORMATION TECHNOLOGY		27,310,154
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cinergy Corp. 9.5% PRIDES	105,900	$ 6,273,516
TXU Corp. 8.75%	226,400	7,386,300
		13,659,816
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. 9%	133,400	4,002,000
TOTAL UTILITIES		17,661,816
TOTAL CONVERTIBLE PREFERRED STOCKS		126,918,119
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	1,110	114,053
Series M, 11.125%	400	40,900
		154,953
TOTAL PREFERRED STOCKS (Cost $157,279,838)		127,073,072
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 15,369,000	6,627,881
Media - 0.4%
Cox Communications, Inc. 0.4259% 4/19/20	26,600,000	13,333,250
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	8,550,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	12,638,525
		34,521,775
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (d)	2,670,000	2,588,245
TOTAL CONSUMER DISCRETIONARY		43,737,901
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,612,257
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,019,600
TOTAL FINANCIALS		7,631,857

	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Corning, Inc. 3.5% 11/1/08	$ 13,700,000	$ 14,805,316
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	5,350,000	5,376,750
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	6,670,000	6,537,667
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	322,400
		6,860,067
TOTAL INFORMATION TECHNOLOGY		27,042,133
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (d)	4,220,000	7,543,250
TOTAL CONVERTIBLE BONDS		85,955,141
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
ArvinMeritor, Inc. 8.75% 3/1/12	35,000	38,850
Dana Corp.:
6.25% 3/1/04	80,000	80,400
6.5% 3/1/09	45,000	43,650
9% 8/15/11	125,000	134,375
Navistar International Corp. 8% 2/1/08	55,000	54,725
Stoneridge, Inc. 11.5% 5/1/12	25,000	28,000
United Components, Inc. 9.375% 6/15/13 (d)	40,000	41,200
		421,200
Hotels, Restaurants & Leisure - 0.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	325,000	297,375
10.5% 7/15/11 (d)	220,000	221,100
Domino's, Inc. 8.25% 7/1/11 (d)	70,000	71,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	35,000	37,625
Friendly Ice Cream Corp. 10.5% 12/1/07	135,000	138,038
Mohegan Tribal Gaming Authority 8.375% 7/1/11	30,000	32,250
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (d)(e)	40,000	34,600
MTR Gaming Group, Inc. 9.75% 4/1/10 (d)	60,000	62,100
Premier Parks, Inc. 9.75% 6/15/07	65,000	64,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	$ 95,000	$ 102,363
Town Sports International, Inc. 9.625% 4/15/11 (d)	70,000	73,325
Tricon Global Restaurants, Inc. 7.65% 5/15/08	65,000	73,450
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	50,000	52,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	670,000	664,975
		1,925,801
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	30,000	33,150
D.R. Horton, Inc.:
8% 2/1/09	310,000	342,550
8.5% 4/15/12	30,000	33,600
Juno Lighting, Inc. 11.875% 7/1/09	135,000	145,800
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	40,000	43,200
Lyon William Homes, Inc. 10.75% 4/1/13	165,000	174,900
Ryland Group, Inc.:
8.25% 4/1/08	65,000	67,600
9.125% 6/15/11	95,000	107,825
Standard Pacific Corp. 7.75% 3/15/13	280,000	296,800
		1,245,425
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	45,000	49,950
Media - 0.1%
AMC Entertainment, Inc.:
9.5% 3/15/09	60,000	61,500
9.875% 2/1/12	60,000	64,200
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (d)	30,000	30,825
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	160,000	154,400
Corus Entertainment, Inc. 8.75% 3/1/12	790,000	847,275
CSC Holdings, Inc.:
7.875% 2/15/18	125,000	129,375
9.875% 2/15/13	100,000	103,000
Diamond Holdings PLC yankee 9.125% 2/1/08	80,000	74,000
EchoStar DBS Corp. 10.375% 10/1/07	900,000	996,750
Lamar Media Corp. 7.25% 1/1/13 (d)	110,000	116,050
LBI Media, Inc. 10.125% 7/15/12	925,000	1,017,500
LodgeNet Entertainment Corp. 9.5% 6/15/13	30,000	30,750

	Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	$ 720,000	$ 806,400
PEI Holdings, Inc. 11% 3/15/10 (d)	70,000	77,350
PRIMEDIA, Inc.:
7.625% 4/1/08	25,000	25,375
8.875% 5/15/11	25,000	26,500
Rogers Cablesystems Ltd. yankee 11% 12/1/15	15,000	16,950
Rogers Communications, Inc. yankee 8.875% 7/15/07	65,000	66,950
Shaw Communications, Inc. yankee 7.2% 12/15/11	35,000	37,713
XM Satellite Radio, Inc. 12% 6/15/10 (d)	95,000	94,288
		4,777,151
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (d)	200,000	180,000
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 9% 6/15/12	80,000	78,400
Gap, Inc. 10.55% 12/15/08	20,000	24,200
Toys 'R' US, Inc. 7.875% 4/15/13	110,000	117,700
United Auto Group, Inc. 9.625% 3/15/12	295,000	315,650
		535,950
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (d)	205,000	184,500
Levi Strauss & Co.:
7% 11/1/06	45,000	36,000
11.625% 1/15/08	25,000	21,375
12.25% 12/15/12	40,000	33,200
		275,075
TOTAL CONSUMER DISCRETIONARY		9,410,552
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	315,000	331,538
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
6% 12/15/05 (d)	115,000	108,100
6.875% 8/15/13	90,000	77,850
7.625% 4/15/05	25,000	24,875
8.125% 5/1/10 (d)	110,000	114,400
9.5% 2/15/11 (d)	110,000	118,250
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	340,000	317,900
9.125% 12/15/11	115,000	107,525
		868,900
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	605,000	677,600
Del Monte Corp. 9.25% 5/15/11	45,000	49,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 205,000	$ 194,750
Dole Food Co., Inc. 7.25% 6/15/10 (d)	100,000	100,750
		1,022,150
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	35,000	35,525
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (d)	60,000	62,400
TOTAL CONSUMER STAPLES		2,320,513
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09	40,000	44,700
Universal Compression, Inc. 7.25% 5/15/10 (d)	320,000	334,400
		379,100
Oil & Gas - 0.0%
Chesapeake Energy Corp. 7.5% 9/15/13 (d)	110,000	117,150
General Maritime Corp. 10% 3/15/13 (d)	210,000	229,950
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	50,000	58,000
Houston Exploration Co. 7% 6/15/13 (d)	50,000	51,625
NGC Corp. 6.75% 12/15/05	80,000	75,600
Nuevo Energy Co.:
9.375% 10/1/10	30,000	32,325
9.5% 6/1/08	31,000	32,473
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (d)	205,000	213,200
Plains Exploration & Production Co. LP 8.75% 7/1/12 (d)	80,000	85,600
Tesoro Petroleum Corp. 8% 4/15/08 (d)	40,000	41,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	40,000	37,400
6.5% 6/1/08	30,000	26,850
6.95% 6/1/28	65,000	51,675
7.5% 8/15/06	120,000	115,800
7.75% 6/15/10	65,000	60,613
7.75% 10/15/35	40,000	33,600
		1,271,611
TOTAL ENERGY		1,650,711
FINANCIALS - 0.1%
Consumer Finance - 0.0%
AmeriCredit Corp. 9.875% 4/15/06	45,000	42,750

	Principal Amount	Value (Note 1)
Capital One Financial Corp.:
7.25% 12/1/03	$ 40,000	$ 40,800
8.75% 2/1/07	80,000	88,800
		172,350
Diversified Financial Services - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	100,000	93,000
6.875% 5/1/29	75,000	63,375
8.25% 7/15/10	260,000	262,600
Arch Western Finance LLC 6.75% 7/1/13 (d)	215,000	219,300
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	650,000	702,000
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	39,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	11,889	9,036
6.9% 1/2/17	23,773	18,068
7.73% 9/15/12	24,669	18,502
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	35,000	29,400
7.779% 1/2/12	751,351	601,080
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	45,000	48,150
FIMEP SA 10.5% 2/15/13 (d)	120,000	134,400
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (d)	235,000	232,650
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (d)	160,000	156,000
Huntsman Advanced Materials LLC 11% 7/15/10 (d)	60,000	62,400
IOS Capital LLC 7.25% 6/30/08	110,000	108,350
Leucadia National Corp. 7% 8/15/13 (d)	130,000	130,325
Moore North America Finance, Inc. 7.875% 1/15/11 (d)	90,000	94,050
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (d)	30,000	30,900
Northern Telecom Capital Corp. 7.875% 6/15/26	75,000	68,250
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	37,818	29,498
7.67% 1/2/15	39,608	32,875
7.691% 4/1/17	126,559	99,981
Qwest Capital Funding, Inc.:
5.875% 8/3/04	220,000	212,300
7% 8/3/09	100,000	82,000
7.25% 2/15/11	115,000	93,150
7.625% 8/3/21	70,000	55,300
7.75% 8/15/06	310,000	288,300
7.75% 2/15/31	120,000	93,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (d)	$ 130,000	$ 141,375
11% 2/15/13 (d)	30,000	32,850
U.S. West Capital Funding, Inc. 6.375% 7/15/08	85,000	69,275
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (d)	190,000	209,000
Western Financial Bank 9.625% 5/15/12	40,000	43,200
		4,612,640
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (d)	130,000	131,950
Real Estate - 0.0%
CBRE Escrow, Inc. 9.75% 5/15/10 (d)	265,000	280,900
LNR Property Corp.:
7.625% 7/15/13 (d)	90,000	90,900
9.375% 3/15/08	10,000	10,400
10.5% 1/15/09	40,000	42,400
Senior Housing Properties Trust 7.875% 4/15/15	60,000	61,200
		485,800
TOTAL FINANCIALS		5,402,740
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13 (d)	100,000	107,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	620,000	708,350
Psychiatric Solutions, Inc. 10.625% 6/15/13 (d)	40,000	41,100
Rotech Healthcare, Inc. 9.5% 4/1/12	120,000	123,000
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,375
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	215,000	207,475
		1,265,550
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	515,000	566,500
TOTAL HEALTH CARE		1,832,050
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Aviall, Inc. 7.625% 7/1/11 (d)	110,000	110,550
Esterline Technologies Corp. 7.75% 6/15/13 (d)	30,000	31,050
		141,600
Airlines - 0.0%
Delta Air Lines, Inc. 7.9% 12/15/09	25,000	19,750

	Principal Amount	Value (Note 1)
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 19,250
9.875% 3/15/07	45,000	35,550
		74,550
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (d)	80,000	80,600
Jacuzzi Brands, Inc. 9.625% 7/1/10 (d)(e)	40,000	40,000
Nortek, Inc.:
9.125% 9/1/07	20,000	20,600
9.25% 3/15/07	30,000	30,825
		172,025
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.875% 4/15/13	140,000	146,475
9.25% 9/1/12 (d)	115,000	127,075
10% 8/1/09	15,000	16,013
American Color Graphics, Inc. 10% 6/15/10 (d)(e)	130,000	130,650
Mobile Mini, Inc. 9.5% 7/1/13 (d)	120,000	124,200
National Waterworks, Inc. 10.5% 12/1/12	60,000	66,600
		611,013
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (d)	140,000	140,700
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee:
5.8% 8/1/06	5,000	5,163
6.375% 2/15/06	120,000	125,100
7% 6/15/28	85,000	85,850
		216,113
Machinery - 0.0%
Cummins, Inc.:
5.65% 3/1/98	110,000	74,800
9.5% 12/1/10 (d)	75,000	84,375
Dresser, Inc. 9.375% 4/15/11	125,000	128,750
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (d)	110,000	112,200
Terex Corp. 8.875% 4/1/08	60,000	62,400
TriMas Corp. 9.875% 6/15/12 (d)	90,000	91,800
		737,925
TOTAL INDUSTRIALS		2,093,926
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. 6.125% 2/15/06	130,000	125,450
Northern Telecom Ltd. yankee 6.875% 9/1/23	70,000	59,500
Qwest Services Corp.:
13% 12/15/07 (d)	75,000	82,500
13.5% 12/15/10 (d)	130,000	146,900
14% 12/15/14 (d)	472,000	549,880
		964,230
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 25,000	$ 27,000
Electronic Equipment & Instruments - 0.0%
Avnet, Inc. 9.75% 2/15/08	110,000	124,300
Ingram Micro, Inc. 9.875% 8/15/08	40,000	43,600
PerkinElmer, Inc. 8.875% 1/15/13	140,000	152,950
Solectron Corp. 7.375% 3/1/06	255,000	253,725
		574,575
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (d)	60,000	60,000
Iron Mountain, Inc. 6.625% 1/1/16	220,000	216,700
Titan Corp. 8% 5/15/11 (d)	110,000	116,050
		392,750
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	120,000	120,300
7.15% 8/1/04	15,000	15,338
7.2% 4/1/16	200,000	190,000
7.625% 6/15/13	120,000	120,300
		445,938
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (d)	40,000	45,200
Amkor Technology, Inc. 7.75% 5/15/13 (d)	80,000	75,600
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	125,000	105,625
		226,425
TOTAL INFORMATION TECHNOLOGY		2,630,918
MATERIALS - 0.1%
Chemicals - 0.0%
Geon Co. 6.875% 12/15/05	25,000	23,250
HMP Equity Holdings Corp. 0% 5/15/08 unit (d)	190,000	95,000
Huntsman International LLC 9.875% 3/1/09 (d)	105,000	108,675
Methanex Corp. yankee 7.75% 8/15/05	290,000	305,950
Millennium America, Inc.:
9.25% 6/15/08	75,000	81,000
9.25% 6/15/08 (d)	40,000	43,200
OMNOVA Solutions, Inc. 11.25% 6/1/10 (d)	100,000	109,000
PolyOne Corp. 8.875% 5/1/12	105,000	93,450

	Principal Amount	Value (Note 1)
Resolution Performance Products LLC:
9.5% 4/15/10	$ 100,000	$ 104,500
13.5% 11/15/10	30,000	30,000
		994,025
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (d)	240,000	252,000
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 11% 2/15/13 (d)	120,000	129,600
BWAY Corp. 10% 10/15/10 (d)	40,000	40,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (d)	230,000	234,025
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (d)	70,000	73,675
8.25% 5/15/13 (d)	130,000	136,500
8.75% 11/15/12	65,000	70,525
8.875% 2/15/09	550,000	595,375
Owens-Illinois, Inc.:
7.15% 5/15/05	360,000	366,300
7.35% 5/15/08	175,000	172,375
7.5% 5/15/10	35,000	34,300
7.8% 5/15/18	235,000	220,900
		2,074,375
Metals & Mining - 0.0%
Peabody Energy Corp. 6.875% 3/15/13 (d)	150,000	156,750
Phelps Dodge Corp. 8.75% 6/1/11	730,000	851,764
Salt Holdings Corp., Inc.:
0% 12/15/12 (c)(d)	140,000	94,850
0% 6/1/13 (c)(d)	220,000	123,200
Steel Dynamics, Inc. 9.5% 3/15/09	55,000	57,750
		1,284,314
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7.375% 12/1/25	25,000	22,000
7.5% 5/15/06	285,000	292,125
8.125% 5/15/11	130,000	133,575
8.875% 5/15/31	10,000	9,800
Norske Skog Canada Ltd. 8.625% 6/15/11 (d)	150,000	156,563
		614,063
TOTAL MATERIALS		5,218,777
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Qwest Corp. 8.875% 3/15/12 (d)	430,000	480,525
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	150,000	153,000
9.375% 6/1/08	20,000	20,900
Triton PCS, Inc.:
8.75% 11/15/11	120,000	119,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.: - continued
9.375% 2/1/11	$ 175,000	$ 178,500
U.S. West Communications 6.875% 9/15/33	60,000	54,900
		1,007,225
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09	170,000	170,000
Crown Castle International Corp.:
9.375% 8/1/11	90,000	93,375
9.5% 8/1/11	295,000	303,850
10.75% 8/1/11	85,000	91,375
Nextel Communications, Inc.:
9.375% 11/15/09	170,000	182,325
9.5% 2/1/11	40,000	44,400
9.75% 10/31/07	625,000	650,000
9.95% 2/15/08	180,000	189,000
Nextel Partners, Inc. 8.125% 7/1/11 (d)	125,000	124,375
Rogers Wireless, Inc. 9.625% 5/1/11	60,000	67,800
SBA Communications Corp. 10.25% 2/1/09	50,000	45,000
		1,961,500
TOTAL TELECOMMUNICATION SERVICES		2,968,725
UTILITIES - 0.1%
Electric Utilities - 0.0%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (d)	114,496	117,931
Series B, 10.25% 11/15/07 (d)(f)	10,500	10,080
7.8% 3/15/11	250,000	207,500
8.75% 4/15/12 (d)	280,000	239,400
CMS Energy Corp. 8.5% 4/15/11	890,000	921,150
Edison International 6.875% 9/15/04	55,000	55,550
Illinois Power Co. 11.5% 12/15/10 (d)	210,000	239,400
Midland Funding Corp. II 11.75% 7/23/05	55,000	59,125
Nevada Power Co. 10.875% 10/15/09	115,000	129,375
Pacific Gas & Electric Co. 6.25% 3/1/04	375,000	375,000
PG&E Corp. 6.875% 7/15/08 (d)	90,000	93,375
Southern California Edison Co.:
7.25% 3/1/26	115,000	116,438
8% 2/15/07 (d)	80,000	88,000
TECO Energy, Inc. 10.5% 12/1/07	160,000	184,000
		2,836,324

	Principal Amount	Value (Note 1)
Gas Utilities - 0.0%
ANR Pipeline, Inc. 9.625% 11/1/21	$ 135,000	$ 159,300
Dynegy Holdings, Inc.:
7.45% 7/15/06	75,000	71,250
8.125% 3/15/05	65,000	63,050
El Paso Energy Corp.:
6.75% 5/15/09	65,000	59,475
6.95% 12/15/07	175,000	163,625
7.375% 12/15/12	10,000	8,950
7.75% 1/15/32	60,000	50,550
7.8% 8/1/31	50,000	41,250
8.05% 10/15/30	380,000	328,700
SEMCO Energy, Inc.:
7.125% 5/15/08 (d)	30,000	31,200
7.75% 5/15/13 (d)	30,000	31,800
Sonat, Inc.:
6.625% 2/1/08	130,000	116,350
6.75% 10/1/07	70,000	63,263
6.875% 6/1/05	470,000	455,900
Southern Natural Gas Co. 8.875% 3/15/10 (d)	60,000	65,700
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	35,000	35,000
8.875% 7/15/12	20,000	22,550
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	15,000	14,700
		1,782,613
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.375% 8/15/07	75,000	70,125
8.5% 11/1/07	55,000	51,425
8.75% 6/15/08	40,000	39,400
8.75% 5/15/13 (d)	285,000	296,400
8.875% 2/15/11	81,000	78,975
9% 5/15/15 (d)	150,000	156,375
9.375% 9/15/10	19,000	19,095
9.5% 6/1/09	161,000	161,805
10% 12/12/05 (d)	50,000	51,250
10.25% 7/15/06	60,000	59,100
El Paso Corp.:
7% 5/15/11	140,000	127,400
7.875% 6/15/12 (d)	45,000	41,681
El Paso Production Holding Co. 7.75% 6/1/13 (d)	320,000	320,400
Reliant Resources, Inc.:
9.25% 7/15/10 (d)	100,000	100,500
9.5% 7/15/13 (d)	90,000	90,675
Western Resources, Inc. 9.75% 5/1/07	155,000	173,600
Williams Companies, Inc.:
6.5% 8/1/06	100,000	98,000
6.75% 1/15/06	125,000	122,188
7.125% 9/1/11	775,000	755,625
7.625% 7/15/19	175,000	169,750
7.75% 6/15/31	40,000	38,800
7.875% 9/1/21	140,000	137,550
8.125% 3/15/12	85,000	87,125
8.625% 6/1/10	150,000	156,938
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32	$ 40,000	$ 41,600
9.25% 3/15/04	100,000	102,500
		3,548,282
TOTAL UTILITIES		8,167,219
TOTAL NONCONVERTIBLE BONDS		41,696,131
TOTAL CORPORATE BONDS (Cost $121,886,913)		127,651,272
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	60,326,080	60,326,080
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	32,303,550	32,303,550
TOTAL MONEY MARKET FUNDS (Cost $92,629,630)		92,629,630
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,969,528,776)	8,735,375,176
NET OTHER ASSETS - (0.3)%	(25,414,714)
NET ASSETS - 100%	$ 8,709,960,462
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,325,700 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,029,757,674 and $1,202,846,718, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $60,895 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $15,806,636. The weighted average interest rate was 1.39%. Interest expense includes $20,071 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $3,050,125. The weighted average interest rate was 1.68%. Interest expense includes $1,137 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $127,840,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,978,451) (cost $7,969,528,776) - See accompanying schedule		$ 8,735,375,176
Cash		276,744
Receivable for investments sold		17,100,070
Receivable for fund shares sold		4,762,996
Dividends receivable		12,443,826
Interest receivable		1,618,385
Redemption fees receivable		10
Other receivables		57,320
Total assets		8,771,634,527

Liabilities
Payable for investments purchased Regular delivery	$ 14,066,644
Delayed delivery	204,000
Payable for fund shares redeemed	10,926,627
Accrued management fee	3,552,359
Distribution fees payable	194,119
Other payables and accrued expenses	426,766
Collateral on securities loaned, at value	32,303,550
Total liabilities		61,674,065

Net Assets		$ 8,709,960,462
Net Assets consist of:
Paid in capital		$ 7,986,611,076
Undistributed net investment income		76,409,653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,909,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		765,849,505
Net Assets		$ 8,709,960,462
Initial Class: Net Asset Value, offering price and redemption price per share ($7,244,489,053 ÷ 367,912,682 shares)		$ 19.69
Service Class: Net Asset Value, offering price and redemption price per share ($880,794,139 ÷ 44,857,125 shares)		$ 19.64
Service Class 2: Net Asset Value, offering price and redemption price per share ($583,761,981 ÷ 29,900,210 shares)		$ 19.52
Service Class 2R: Net Asset Value, offering price and redemption price per share ($915,289 ÷ 46,982 shares)		$ 19.48

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends		$ 97,852,702
Interest		4,036,717
Security lending		124,537
Total income		102,013,956

Expenses
Management fee	$ 19,332,228
Transfer agent fees	2,742,609
Distribution fees	972,967
Accounting and security lending fees	399,253
Non-interested trustees' compensation	16,114
Depreciation in deferred trustee compensation account	(22,360)
Custodian fees and expenses	80,861
Audit	47,943
Legal	12,220
Interest	21,208
Miscellaneous	169,601
Total expenses before reductions	23,772,644
Expense reductions	(478,976)	23,293,668
Net investment income (loss)		78,720,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,944,528
Foreign currency transactions	29,074
Total net realized gain (loss)		16,973,602
Change in net unrealized appreciation (depreciation) on: Investment securities	728,855,641
Assets and liabilities in foreign currencies	(23,730)
Total change in net unrealized appreciation (depreciation)		728,831,911
Net gain (loss)		745,805,513
Net increase (decrease) in net assets resulting from operations		$ 824,525,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 78,720,288	$ 156,904,928
Net realized gain (loss)	16,973,602	(136,493,863)
Change in net unrealized appreciation (depreciation)	728,831,911	(1,811,259,080)
Net increase (decrease) in net assets resulting from operations	824,525,801	(1,790,848,015)
Distributions to shareholders from net investment income	(152,426,442)	(162,342,476)
Distributions to shareholders from net realized gain	-	(222,300,466)
Total distributions	(152,426,442)	(384,642,942)
Share transactions - net increase (decrease)	(33,697,536)	(71,251,438)
Redemption fees	906	259
Total increase (decrease) in net assets	638,402,729	(2,246,742,136)

Net Assets
Beginning of period	8,071,557,733	10,318,299,869
End of period (including undistributed net investment income of $76,409,653 and undistributed net investment income of $154,882,636, respectively)	$ 8,709,960,462	$ 8,071,557,733
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	16,976,465	6,193,408	9,178,141	54,310
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(36,646,287)	(4,812,738)	(2,154,576)	(34,576)
Net increase (decrease)	(11,800,554)	2,228,393	7,476,562	20,816

Dollars Sold	$ 312,325,235	$ 113,561,617	$ 165,872,414	$ 1,024,730
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(653,424,428)	(86,066,956)	(38,852,327)	(564,263)
Net increase (decrease)	$ (210,233,260)	$ 41,558,378	$ 134,499,064	$ 478,282

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	55,802,238	11,112,619	17,439,374	30,522
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(99,410,660)	(6,864,417)	(5,462,708)	(4,356)
Net increase (decrease)	(27,237,166)	5,753,060	12,414,453	26,166

Dollars Sold	$ 1,171,193,465	$ 231,985,655	$ 345,877,938	$ 576,334
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(1,967,582,454)	(132,366,206)	(105,497,795)	(81,297)
Net increase (decrease)	$ (452,428,890)	$ 131,161,281	$ 249,521,134	$ 495,037

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,218	$ 12,920,750	$ 3,744,508	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,099	$ 31,541,832	$ 9,141,011	$ -

A For the period April 24, 2002 (commencement of sales of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Income from Investment Operations
Net investment income (loss) E	.18	.34	.34	.40	.41	.38
Net realized and unrealized gain (loss)	1.70	(4.08)	(1.51)	1.46	1.10	2.31
Total from investment operations	1.88	(3.74)	(1.17)	1.86	1.51	2.69
Distributions from net investment income	(.35)	(.36)	(.42)	(.44)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.35)	(.85)	(1.60)	(2.05)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.69	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42
Total Return B,C,D	10.71%	(16.95)%	(4.96)%	8.42%	6.33%	11.63%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56% A	.56%	.57%	.55%	.56%	.57%
Net investment income (loss)	1.99% A	1.70%	1.47%	1.68%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,244,489	$ 6,895,940	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912
Portfolio turnover rate	26% A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Income from Investment Operations
Net investment income (loss)E	.17	.32	.31	.37	.38	.36
Net realized and unrealized gain (loss)	1.70	(4.06)	(1.51)	1.46	1.11	2.31
Total from investment operations	1.87	(3.74)	(1.20)	1.83	1.49	2.67
Distributions from net investment income	(.33)	(.34)	(.40)	(.43)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.33)	(.83)	(1.58)	(2.04)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.64	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39
Total ReturnB,C,D	10.67%	(17.00)%	(5.09)%	8.30%	6.25%	11.54%
Ratios to Average Net AssetsF
Expenses before expense reductions	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of voluntary waivers, if any	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of all reductions	.66%A	.66%	.67%	.65%	.66%	.67%
Net investment income (loss)	1.89%A	1.60%	1.37%	1.58%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,794	$ 771,516	$ 836,017	$ 634,897	$ 437,332	$ 225,145
Portfolio turnover rate	26%A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.16	.28	.27	.32
Net realized and unrealized gain (loss)	1.68	(4.04)	(1.50)	1.95
Total from investment operations	1.84	(3.76)	(1.23)	2.27
Distributions from net investment income	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)
Total distributions	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E,G	- E,G	-	-
Net asset value, end of period	$ 19.52	$ 18.00	$ 22.59	$ 25.41
Total Return B,C,D	10.55%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.82%A	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.82%A	.83%	.84%	.83% A
Expenses net of all reductions	.81%A	.82%	.83%	.82% A
Net investment income (loss)	1.74%A	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 583,762	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	26%A	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

H For the period January 12, 2000 (commencement of sales of shares) to December 31, 2000.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.15	.18
Net realized and unrealized gain (loss)	1.69	(4.01)
Total from investment operations	1.84	(3.83)
Distributions from net investment income	(.35)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 19.48	$ 17.99
Total Return B,C,D	10.58%	(17.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.82% A	.85% A
Expenses net of voluntary waivers, if any	.82% A	.85% A
Expenses net of all reductions	.81% A	.84% A
Net investment income (loss)	1.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 915	$ 471
Portfolio turnover rate	26% A	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Pfizer, Inc.	4.2
Microsoft Corp.	3.8
Johnson & Johnson	3.1
Merck & Co., Inc.	2.6
Wal-Mart Stores, Inc.	2.5
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	33.2
Health Care	22.4
Consumer Discretionary	12.9
Financials	12.0
Consumer Staples	5.8
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	99.5%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	7.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (a)	991,850	$ 35,726,437
Darden Restaurants, Inc.	462,900	8,785,842
		44,512,279
Household Durables - 0.8%
Centex Corp.	91,600	7,125,564
KB Home	106,100	6,576,078
Leggett & Platt, Inc.	856,400	17,556,200
Maytag Corp.	241,970	5,908,907
Pulte Homes, Inc.	98,000	6,042,680
Whirlpool Corp.	487,400	31,047,380
		74,256,809
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	296,600	30,899,788
Leisure Equipment & Products - 0.4%
Mattel, Inc.	1,760,600	33,310,552
Media - 6.7%
AOL Time Warner, Inc. (a)	7,776,900	125,130,321
Comcast Corp.:
Class A (a)	643,124	19,409,482
Class A (special) (a)	1,843,900	53,159,637
Cox Communications, Inc. Class A (a)	1,319,700	42,098,430
E.W. Scripps Co. Class A	495,500	43,960,760
Fox Entertainment Group, Inc. Class A (a)	1,772,500	51,012,550
General Motors Corp. Class H (a)	3,571,700	45,753,477
Interpublic Group of Companies, Inc.	1,705,600	22,820,928
Lamar Advertising Co. Class A (a)	848,700	29,882,727
Pixar (a)	450,000	27,378,000
Scholastic Corp. (a)	308,015	9,172,687
Tribune Co.	544,500	26,299,350
Univision Communications, Inc. Class A (a)	1,220,600	37,106,240
Viacom, Inc. Class B (non-vtg.) (a)	1,081,430	47,215,234
Walt Disney Co.	1,344,200	26,547,950
		606,947,773
Multiline Retail - 0.3%
Saks, Inc. (a)	2,452,800	23,792,160
Specialty Retail - 3.9%
AutoZone, Inc. (a)	103,200	7,840,104
Best Buy Co., Inc. (a)	1,529,000	67,153,680
Borders Group, Inc. (a)	556,400	9,798,204
Gap, Inc.	1,299,500	24,378,620
Home Depot, Inc.	3,996,400	132,360,768
Limited Brands, Inc.	1,965,700	30,468,350
Lowe's Companies, Inc.	1,333,430	57,270,819
Weight Watchers International, Inc. (a)	472,700	21,503,123
		350,773,668
TOTAL CONSUMER DISCRETIONARY		1,164,493,029

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
PepsiCo, Inc.	945,500	$ 42,074,750
The Coca-Cola Co.	1,858,300	86,243,703
		128,318,453
Food & Staples Retailing - 3.1%
Sysco Corp.	1,600,100	48,067,004
Wal-Mart Stores, Inc.	4,238,800	227,496,396
		275,563,400
Household Products - 0.8%
Procter & Gamble Co.	784,860	69,993,815
Personal Products - 0.5%
Gillette Co.	1,370,100	43,651,386
TOTAL CONSUMER STAPLES		517,527,054
ENERGY - 5.4%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	1,181,770	39,672,019
BJ Services Co. (a)	1,200,360	44,845,450
Cooper Cameron Corp. (a)	720,600	36,303,828
ENSCO International, Inc.	784,700	21,108,430
Global Industries Ltd. (a)	2,926,465	14,105,561
Grant Prideco, Inc. (a)	504,400	5,926,700
Nabors Industries Ltd. (a)	594,610	23,516,826
National-Oilwell, Inc. (a)	1,114,600	24,521,200
Noble Corp. (a)	908,400	31,158,120
Schlumberger Ltd. (NY Shares)	807,300	38,403,261
Smith International, Inc. (a)	887,300	32,599,402
Tidewater, Inc.	765,200	22,473,924
Transocean, Inc.	404,400	8,884,668
Varco International, Inc. (a)	1,266,100	24,815,560
Weatherford International Ltd. (a)	1,042,440	43,678,236
		412,013,185
Oil & Gas - 0.8%
Apache Corp.	445,410	28,978,375
Burlington Resources, Inc.	272,800	14,750,296
YUKOS Corp. sponsored ADR	458,625	25,522,481
		69,251,152
TOTAL ENERGY		481,264,337
FINANCIALS - 12.0%
Capital Markets - 2.3%
Bank of New York Co., Inc.	957,300	27,522,375
Charles Schwab Corp.	4,444,750	44,847,528
Goldman Sachs Group, Inc.	508,000	42,545,000
Merrill Lynch & Co., Inc.	964,600	45,027,528
Morgan Stanley	853,300	36,478,575
Nomura Holdings, Inc.	983,000	12,516,434
		208,937,440
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 2.3%
Bank of America Corp.	622,500	$ 49,196,175
Bank One Corp.	2,207,690	82,081,914
Fifth Third Bancorp	1,026,300	58,848,042
UCBH Holdings, Inc.	673,700	19,321,716
		209,447,847
Consumer Finance - 1.9%
American Express Co.	1,210,900	50,627,729
MBNA Corp.	3,775,730	78,686,213
SLM Corp.	1,086,300	42,550,371
		171,864,313
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,634,710	69,965,588
Insurance - 3.4%
ACE Ltd.	1,202,200	41,223,438
AFLAC, Inc.	1,573,720	48,391,890
American International Group, Inc.	3,373,366	186,142,336
Travelers Property Casualty Corp.:
Class A	145,447	2,312,607
Class B	1,867,830	29,455,679
		307,525,950
Real Estate - 0.0%
Corrections Corp. of America (a)	7,453	188,784
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	1,654,600	111,586,224
TOTAL FINANCIALS		1,079,516,146
HEALTH CARE - 22.4%
Biotechnology - 3.5%
Amgen, Inc. (a)	2,114,200	140,467,448
Biogen, Inc. (a)	16,600	630,800
Cephalon, Inc. (a)	567,700	23,366,532
CSL Ltd.	917,900	7,388,106
Genentech, Inc. (a)	626,400	45,175,968
Geneprot, Inc. (d)	826,000	2,891,000
Genzyme Corp. - General Division (a)	501,500	20,962,700
IDEC Pharmaceuticals Corp. (a)	725,900	24,680,600
ImClone Systems, Inc. (a)	653,447	20,661,994
MedImmune, Inc. (a)	602,600	21,916,562
Tanox, Inc. (a)	523,600	8,403,780
		316,545,490
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	1,302,700	59,533,390
Boston Scientific Corp. (a)	1,117,700	68,291,470
Medtronic, Inc.	1,929,700	92,567,709
Orthologic Corp. (a)	3,336	15,312
St. Jude Medical, Inc. (a)	1,019,400	58,615,500
		279,023,381

	Shares	Value (Note 1)
Health Care Providers & Services - 0.6%
McKesson Corp.	1,209,600	$ 43,231,104
WebMD Corp. (a)	884,060	9,574,370
		52,805,474
Pharmaceuticals - 15.2%
Abbott Laboratories	2,938,100	128,571,256
Barr Laboratories, Inc. (a)	779,550	51,060,525
Eli Lilly & Co.	645,770	44,538,757
Johnson & Johnson	5,467,620	282,675,954
Merck & Co., Inc.	3,810,860	230,747,573
Pfizer, Inc.	11,090,325	378,734,594
Schering-Plough Corp.	3,851,900	71,645,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	708,577	40,339,289
Wyeth	3,049,000	138,881,950
		1,367,195,238
TOTAL HEALTH CARE		2,015,569,583
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Goodrich Corp.	1,061,300	22,287,300
Lockheed Martin Corp.	786,220	37,400,485
Northrop Grumman Corp.	465,200	40,142,108
		99,829,893
Airlines - 0.6%
Delta Air Lines, Inc.	2,001,800	29,386,424
Northwest Airlines Corp. (a)	2,108,986	23,810,452
		53,196,876
Commercial Services & Supplies - 1.1%
ChoicePoint, Inc. (a)	242,300	8,364,196
Corinthian Colleges, Inc. (a)	462,600	22,468,482
Monster Worldwide, Inc.	1,282,889	25,311,400
Robert Half International, Inc. (a)	2,212,700	41,908,538
		98,052,616
Industrial Conglomerates - 2.4%
3M Co.	201,100	25,937,878
General Electric Co.	3,635,440	104,264,419
Tyco International Ltd.	4,780,300	90,730,094
		220,932,391
Machinery - 0.1%
Joy Global, Inc. (a)	385,600	5,695,312
TOTAL INDUSTRIALS		477,707,088
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 4.6%
3Com Corp. (a)	2,736,300	12,805,884
Advanced Fibre Communications, Inc. (a)	991,100	16,125,197
Cisco Systems, Inc. (a)	5,544,920	92,544,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Emulex Corp. (a)	149,500	$ 3,404,115
Foundry Networks, Inc. (a)	1,539,100	22,163,040
Harris Corp.	1,192,900	35,846,645
Juniper Networks, Inc. (a)	2,984,900	36,923,213
Motorola, Inc.	5,924,050	55,863,792
Nortel Networks Corp. (a)	17,706,000	47,806,200
QUALCOMM, Inc.	668,800	23,909,600
Scientific-Atlanta, Inc.	958,300	22,845,872
Telefonaktiebolaget LM Ericsson ADR (a)	4,073,400	43,300,242
		413,538,515
Computers & Peripherals - 4.0%
Apple Computer, Inc. (a)	1,614,100	30,861,592
ATI Technologies, Inc. (a)	1,222,400	12,153,257
Dell Computer Corp. (a)	5,549,500	177,362,020
EMC Corp. (a)	919,300	9,625,071
International Business Machines Corp.	316,570	26,117,025
Lexmark International, Inc. Class A (a)	702,400	49,708,848
Network Appliance, Inc. (a)	1,440,300	23,347,263
Sun Microsystems, Inc. (a)	6,957,500	32,004,500
		361,179,576
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	3,235,860	63,261,063
Amphenol Corp. Class A (a)	511,691	23,957,373
Celestica, Inc. (sub. vtg.) (a)	1,222,530	19,157,022
Flextronics International Ltd. (a)	856,400	8,897,996
National Instruments Corp. (a)	472,451	17,849,199
Sanmina-SCI Corp. (a)	4,656,200	29,380,622
Waters Corp. (a)	832,300	24,244,899
		186,748,174
Internet Software & Services - 1.1%
EarthLink, Inc. (a)	1,541,175	12,159,871
Overture Services, Inc. (a)	1,500,637	27,206,549
Yahoo!, Inc. (a)	1,922,788	62,990,535
		102,356,955
IT Services - 1.8%
Concord EFS, Inc. (a)	589,900	8,683,328
First Data Corp.	2,202,400	91,267,456
Paychex, Inc.	2,171,900	63,658,389
		163,609,173
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices, Inc. (a)	3,202,400	20,527,384
Agere Systems, Inc.:
Class A (a)	10,101,845	23,537,299
Class B (a)	11,223,709	25,814,531
Altera Corp. (a)	1,352,100	22,174,440
Analog Devices, Inc. (a)	1,550,700	53,995,374
Applied Materials, Inc. (a)	4,140,600	65,669,916
ASML Holding NV (NY Shares) (a)	7,007,587	66,992,532

	Shares	Value (Note 1)
Atmel Corp. (a)	7,940,400	$ 20,089,212
Broadcom Corp. Class A (a)	2,142,700	53,374,657
Cabot Microelectronics Corp. (a)	183,200	9,246,104
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,653,600	8,516,040
Cypress Semiconductor Corp. (a)	1,827,700	21,932,400
Integrated Circuit Systems, Inc. (a)	410,800	12,911,444
Integrated Device Technology, Inc. (a)	2,430,100	26,852,605
Intel Corp.	7,907,700	164,353,637
Intersil Corp. Class A (a)	1,431,301	38,086,920
KLA-Tencor Corp. (a)	953,920	44,347,741
Lam Research Corp. (a)	2,537,800	46,213,338
LSI Logic Corp. (a)	2,769,000	19,604,520
Marvell Technology Group Ltd. (a)	1,155,400	39,711,098
Micron Technology, Inc. (a)	4,519,400	52,560,622
National Semiconductor Corp. (a)	582,200	11,480,984
NVIDIA Corp. (a)	1,970,283	45,336,212
QLogic Corp. (a)	524,437	25,346,040
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,423,232	54,666,179
Teradyne, Inc. (a)	2,072,400	35,873,244
Texas Instruments, Inc.	4,084,650	71,889,840
United Microelectronics Corp. sponsored ADR (a)	5,672,400	21,271,500
Xilinx, Inc. (a)	739,500	18,716,745
		1,121,092,558
Software - 7.1%
Adobe Systems, Inc.	1,295,600	41,549,892
Business Objects SA sponsored ADR (a)	396,100	8,694,395
Cadence Design Systems, Inc. (a)	1,955,800	23,586,948
Compuware Corp. (a)	3,338,056	19,260,583
Electronic Arts, Inc. (a)	913,884	67,618,277
Hyperion Solutions Corp. (a)	287,607	9,709,612
Microsoft Corp.	13,295,677	340,502,288
Nintendo Co. Ltd.	139,900	10,204,086
Synopsys, Inc. (a)	662,478	40,974,264
Take-Two Interactive Software, Inc. (a)	1,168,500	33,115,290
VERITAS Software Corp. (a)	1,482,331	42,498,430
		637,714,065
TOTAL INFORMATION TECHNOLOGY		2,986,239,016
MATERIALS - 1.8%
Chemicals - 0.7%
Dow Chemical Co.	846,900	26,220,024
Lyondell Chemical Co.	3,010,600	40,733,418
		66,953,442
Construction Materials - 0.3%
Florida Rock Industries, Inc.	582,600	24,049,728
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,034,200	14,240,934
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.6%
Arch Coal, Inc.	949,500	$ 21,819,510
CONSOL Energy, Inc.	384,500	8,743,530
Massey Energy Co.	1,174,400	15,443,360
Peabody Energy Corp.	264,200	8,874,478
		54,880,878
TOTAL MATERIALS		160,124,982
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	1,386,500	25,067,920
Vodafone Group PLC sponsored ADR	1,826,400	35,888,760
		60,956,680
TOTAL COMMON STOCKS (Cost $7,536,439,726)		8,943,397,915
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	88,646	88,646
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,528,257)		88,646
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,523,000	1,827,600
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,827,600
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	105,859,455	105,859,455
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	13,809,300	13,809,300
TOTAL MONEY MARKET FUNDS (Cost $119,668,755)		119,668,755
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,659,159,738)		9,064,982,916
NET OTHER ASSETS - (0.8)%		(73,873,673)
NET ASSETS - 100%		$ 8,991,109,243
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,827,600 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,452,653,342 and $2,679,967,996, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $413,077 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,979,646 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $22,562,583. The weighted average interest rate was 1.39%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $4,287,791,000 of which $2,090,079,000 and $2,197,712,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,280,873) (cost $7,659,159,738) - See accompanying schedule		$ 9,064,982,916
Foreign currency held at value (cost $160,261)		160,140
Receivable for investments sold		6,892,466
Receivable for fund shares sold		5,213,511
Dividends receivable		6,189,174
Interest receivable		56,806
Redemption fees receivable		10
Other receivables		1,148,940
Total assets		9,084,643,963

Liabilities
Payable for investments purchased	$ 53,159,380
Payable for fund shares redeemed	21,581,186
Accrued management fee	4,435,200
Distribution fees payable	173,693
Other payables and accrued expenses	375,961
Collateral on securities loaned, at value	13,809,300
Total liabilities		93,534,720

Net Assets		$ 8,991,109,243
Net Assets consist of:
Paid in capital		$ 12,320,315,028
Undistributed net investment income		12,944,578
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,747,970,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,820,404
Net Assets		$ 8,991,109,243

Initial Class: Net Asset Value, offering price and redemption price per share ($7,444,464,668 ÷ 280,856,552 shares)		$ 26.51

Service Class: Net Asset Value, offering price and redemption price per share ($1,184,483,129 ÷ 44,846,953 shares)		$ 26.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($361,651,753 ÷ 13,770,302 shares)		$ 26.26

Service Class 2R: Net Asset Value, offering price and redemption price per share ($509,693 ÷ 19,453 shares)		$ 26.20

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 39,738,324
Interest		714,237
Security lending		130,432
Total income		40,582,993

Expenses
Management fee	$ 24,297,641
Transfer agent fees	2,859,164
Distribution fees	889,189
Accounting and security lending fees	408,147
Non-interested trustees' compensation	15,819
Depreciation in deferred trustee compensation account	(36,778)
Custodian fees and expenses	65,677
Audit	46,742
Legal	14,849
Interest	10,486
Miscellaneous	161,416
Total expenses before reductions	28,732,352
Expense reductions	(1,413,315)	27,319,037
Net investment income (loss)		13,263,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(313,113,971)
Foreign currency transactions	(56,481)
Total net realized gain (loss)		(313,170,452)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,361,132,642
Assets and liabilities in foreign currencies	(619)
Total change in net unrealized appreciation (depreciation)		1,361,132,023
Net gain (loss)		1,047,961,571
Net increase (decrease) in net assets resulting from operations		$ 1,061,225,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,263,956	$ 24,471,733
Net realized gain (loss)	(313,170,452)	(2,263,336,460)
Change in net unrealized appreciation (depreciation)	1,361,132,023	(1,669,661,651)
Net increase (decrease) in net assets resulting from operations	1,061,225,527	(3,908,526,378)
Distributions to shareholders from net investment income	(23,104,405)	(25,839,894)
Share transactions - net increase (decrease)	(360,651,094)	(1,057,887,768)
Redemption fees	435	134
Total increase (decrease) in net assets	677,470,463	(4,992,253,906)
Net Assets
Beginning of period	8,313,638,780	13,305,892,686
End of period (including undistributed net investment income of $12,944,578 and undistributed net investment income of $22,669,639, respectively)	$ 8,991,109,243	$ 8,313,638,780
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	12,260,756	4,550,069	5,828,400	14,693
Reinvested	941,499	102,591	14,708	31
Redeemed	(31,718,625)	(5,161,367)	(2,350,846)	(4,340)
Net increase (decrease)	(18,516,370)	(508,707)	3,492,262	10,384
Dollars Sold	$ 297,648,018	$ 110,622,660	$ 140,187,600	$ 371,400
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(755,505,403)	(121,473,153)	(55,502,416)	(104,205)
Net increase (decrease)	$ (437,304,453)	$ (8,618,115)	$ 85,003,608	$ 267,866
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	27,701,250	7,846,255	8,720,137	9,679
Reinvested	745,326	62,377	7,951	-
Redeemed	(69,998,416)	(12,009,200)	(4,193,267)	(610)
Net increase (decrease)	(41,551,840)	(4,100,568)	4,534,821	9,069
Dollars Sold	$ 783,515,852	$ 225,005,883	$ 237,415,474	$ 256,038
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(1,899,343,201)	(321,589,917)	(108,973,421)	(14,370)
Net increase (decrease)	$ (1,092,207,982)	$ (94,613,551)	$ 128,692,097	$ 241,668
Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
From net realized gain	-	-	-	-
Total	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	.03	.07	.08
Net realized and unrealized gain (loss)	3.10	(10.17)	(7.27)	(5.27)	15.10	12.85
Total from investment operations	3.14	(10.10)	(7.20)	(5.24)	15.17	12.93
Distributions from net investment income	(.07)	(.07)	(.03)	(.06)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.07)	(.07)	(2.85)	(6.03)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.51	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87
Total Return B, C, D	13.46%	(30.10)%	(17.67)%	(10.96)%	37.44%	39.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of voluntary waivers, if any	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of all reductions	.63% A	.61%	.65%	.64%	.65%	.66%
Net investment income (loss)	.34% A	.25%	.19%	.07%	.14%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,444,465	$ 7,016,147	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Income from Investment Operations
Net investment income (loss) E	.03	.04	.03	(.02)	.02	.06
Net realized and unrealized gain (loss)	3.09	(10.14)	(7.24)	(5.25)	15.07	12.83
Total from investment operations	3.12	(10.10)	(7.21)	(5.27)	15.09	12.89
Distributions from net investment income	(.05)	(.04)	-	(.05)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.05)	(.04)	(2.82)	(6.02)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.41	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82
Total Return B, C, D	13.41%	(30.20)%	(17.74)%	(11.05)%	37.29%	39.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of voluntary waivers, if any	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.73% A	.71%	.75%	.74%	.75%	.75%
Net investment income (loss)	.24% A	.15%	.09%	(.04)%	.04%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,184,483	$ 1,058,738	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.01	- H	(.02)	(.09)
Net realized and unrealized gain (loss)	3.07	(10.09)	(7.22)	(3.86)
Total from investment operations	3.08	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	(2.82)	(5.97)
Total distributions	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 26.26	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	13.30%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.92% A	.93%	.93%	.91% A
Expenses net of all reductions	.89% A	.87%	.90%	.90% A
Net investment income (loss)	.08% A	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 361,652	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	60% A	90%	105%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	3.06	(7.84)
Total from investment operations	3.07	(7.85)
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 26.20	$ 23.20
Total Return B, C, D	13.30%	(25.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.96% A
Expenses net of voluntary waivers, if any	.93% A	.96% A
Expenses net of all reductions	.89% A	.90% A
Net investment income (loss)	.08% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 210
Portfolio turnover rate	60% A	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.2
Qwest Services Corp.	2.9
The Coastal Corp.	2.7
Williams Companies, Inc.	2.4
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	2.2
13.4
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Energy	13.1
Telecommunications	10.6
Cable TV	9.4
Electric Utilities	7.3
Healthcare	5.1
Quality Diversification (% of fund's net assets) as of June 30, 2003
(% of fund's net assets)
AAA,AA,A	0.0%
BBB	2.5%
BB	23.6%
B	49.1%
CCC,CC,C	14.8%
D	0.2%
Not Rated	2.3%
Equities	4.5%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.9%
Cable TV - 0.2%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	$ 3,425,000	$ 3,442,125
Healthcare - 0.6%
Total Renal Care Holdings:
7% 5/15/09 (e)	1,370,000	1,428,225
7% 5/15/09	9,030,000	9,413,775
		10,842,000
Technology - 0.1%
Atmel Corp. 0% 5/23/21	5,000,000	1,881,000
Telecommunications - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	347,000	780,750
TOTAL CONVERTIBLE BONDS		16,945,875
Nonconvertible Bonds - 90.1%
Aerospace - 1.6%
Alliant Techsystems, Inc. 8.5% 5/15/11	9,585,000	10,471,613
BE Aerospace, Inc.:
8% 3/1/08	3,325,000	2,593,500
8.875% 5/1/11	6,465,000	5,042,700
9.5% 11/1/08	4,220,000	3,376,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	960,000	1,036,800
Transdigm, Inc. 10.375% 12/1/08	4,105,000	4,433,400
Vought Aircraft Industries, Inc. 8% 7/15/11 (e)	3,320,000	3,353,200
		30,307,213
Air Transportation - 2.1%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,480,000	1,036,000
Continental Airlines, Inc. 8% 12/15/05	3,010,000	2,693,950
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	557,623	468,404
6.748% 9/15/18	380,458	289,148
6.795% 8/2/18	2,393,877	1,867,224
6.8% 7/2/07	376,464	323,759
6.9% 1/2/17	3,413,867	2,594,539
8.312% 10/2/12	2,424,869	1,915,647
8.321% 11/1/06	240,000	201,600
8.388% 5/1/22	194,539	151,740
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	748,768	584,039
7.9% 12/15/09	710,000	560,900
8.3% 12/15/29	10,905,000	7,797,075

	Principal Amount	Value (Note 1)
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 615,000	$ 516,600
7.57% 11/18/10	750,000	771,422
7.711% 9/18/11	680,000	571,200
7.779% 11/18/05	4,055,000	3,487,300
7.92% 5/18/12	5,380,000	4,647,231
10.06% 1/2/16	1,260,000	982,800
Northwest Airlines, Inc.:
7.875% 3/15/08	1,240,000	954,800
8.875% 6/1/06	1,180,000	955,800
9.875% 3/15/07	505,000	398,950
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,475,582	1,277,190
7.248% 7/2/14	2,150,838	1,290,503
7.575% 3/1/19	1,185,127	1,196,978
7.691% 4/1/17	233,647	184,581
7.95% 9/1/16	205,390	164,312
8.304% 9/1/10	1,853,079	1,482,463
NWA Trust 10.23% 6/21/14	1,390,708	1,112,566
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,114,981	1,048,082
		41,526,803
Automotive - 3.1%
ArvinMeritor, Inc. 8.75% 3/1/12	8,695,000	9,651,450
Cummins, Inc. 9.5% 12/1/10 (e)	1,710,000	1,923,750
Dana Corp.:
9% 8/15/11	2,515,000	2,703,625
10.125% 3/15/10	9,760,000	10,736,000
Lear Corp.:
7.96% 5/15/05	920,000	989,000
8.11% 5/15/09	8,075,000	9,245,875
Stoneridge, Inc. 11.5% 5/1/12	160,000	179,200
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	6,280,000	6,829,500
11% 2/15/13 (e)	14,305,000	15,663,975
United Components, Inc. 9.375% 6/15/13 (e)	1,410,000	1,452,300
		59,374,675
Broadcasting - 1.5%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	8,125,000	8,896,875
Radio One, Inc. 8.875% 7/1/11	15,400,000	17,055,500
Susquehanna Media Co. 7.375% 4/15/13	3,320,000	3,502,600
		29,454,975
Building Materials - 0.9%
American Standard, Inc. 7.375% 2/1/08	1,180,000	1,303,900
FIMEP SA 10.5% 2/15/13 (e)	12,815,000	14,352,800
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)(h)	1,500,000	1,500,000
		17,156,700
Cable TV - 7.6%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	7,000,000	5,460,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
8.625% 4/1/09	$ 12,120,000	$ 8,847,600
9.625% 11/15/09	7,790,000	5,725,650
10% 4/1/09	6,775,000	5,216,750
10% 5/15/11	16,255,000	11,866,150
10.75% 10/1/09	2,440,000	1,903,200
11.125% 1/15/11	5,670,000	4,422,600
CSC Holdings, Inc.:
7.625% 4/1/11	6,970,000	7,039,700
9.875% 2/15/13	5,260,000	5,417,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (e)	17,310,000	19,257,375
EchoStar DBS Corp.:
9.125% 1/15/09	6,400,000	7,152,000
9.375% 2/1/09	3,695,000	3,944,413
10.375% 10/1/07	5,495,000	6,085,713
NTL, Inc. 19% 1/1/10 (e)	9,425,000	9,519,250
PanAmSat Corp. 8.5% 2/1/12	7,408,000	8,037,680
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	8,665,000	7,408,575
11.25% 1/15/10 (e)	1,410,000	1,325,400
Rogers Cable, Inc.:
6.25% 6/15/13 (e)	4,490,000	4,456,325
yankee 7.875% 5/1/12	6,000,000	6,390,000
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	2,885,000	879,925
0% 2/1/10 (c)(d)	5,165,000	1,446,200
9.875% 2/1/10 (c)	4,080,000	1,428,000
11.25% 11/1/08 (c)	3,900,000	1,413,750
Telewest PLC:
11% 10/1/07 (c)	20,390,000	7,442,350
yankee 9.625% 10/1/06 (c)	16,690,000	6,008,400
		148,094,806
Capital Goods - 1.4%
AGCO Corp. 9.5% 5/1/08	1,020,000	1,122,000
Danka Business Systems PLC 11% 6/15/10 (e)	6,740,000	6,638,900
Kansas City Southern Railway Co.:
7.5% 6/15/09	10,260,000	10,516,500
9.5% 10/1/08	590,000	637,200
Tyco International Group SA yankee:
6.125% 11/1/08	195,000	203,775
6.375% 10/15/11	7,810,000	8,239,550
		27,357,925
Chemicals - 2.5%
Avecia Group PLC 11% 7/1/09	13,970,000	12,573,000
Geon Co. 6.875% 12/15/05	570,000	530,100
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (e)(f)	2,970,000	2,999,700

	Principal Amount	Value (Note 1)
11% 7/15/10 (e)	$ 2,220,000	$ 2,308,800
Lyondell Chemical Co.:
9.5% 12/15/08 (e)	2,880,000	2,721,600
9.875% 5/1/07	1,775,000	1,730,625
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	11,950,000	13,025,500
PolyOne Corp.:
8.875% 5/1/12	2,695,000	2,398,550
10.625% 5/15/10 (e)	11,310,000	10,970,700
		49,258,575
Consumer Products - 0.9%
Revlon Consumer Products Corp. 12% 12/1/05	9,640,000	9,399,000
The Hockey Co. 11.25% 4/15/09	7,215,000	8,008,650
		17,407,650
Containers - 3.5%
BWAY Corp. 10% 10/15/10 (e)	5,000,000	5,100,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26	5,414,000	4,141,710
8% 4/15/23	7,305,000	5,844,000
Crown European Holdings SA 9.5% 3/1/11 (e)	6,665,000	7,198,200
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	2,720,000	2,862,800
8.25% 5/15/13 (e)	4,680,000	4,914,000
8.75% 11/15/12	9,510,000	10,318,350
8.875% 2/15/09	10,655,000	11,534,038
Owens-Illinois, Inc.:
7.35% 5/15/08	440,000	433,400
7.5% 5/15/10	640,000	627,200
7.8% 5/15/18	480,000	451,200
8.1% 5/15/07	6,000,000	6,150,000
Sealed Air Corp.:
6.95% 5/15/09 (e)	5,355,000	5,949,780
8.75% 7/1/08 (e)	1,305,000	1,550,340
		67,075,018
Diversified Media - 2.4%
Corus Entertainment, Inc. 8.75% 3/1/12	7,140,000	7,657,650
Entravision Communications Corp. 8.125% 3/15/09	5,955,000	6,208,088
Lamar Media Corp. 7.25% 1/1/13	1,650,000	1,740,750
PEI Holdings, Inc. 11% 3/15/10 (e)	10,505,000	11,608,025
Penton Media, Inc. 11.875% 10/1/07	1,915,000	1,819,250
Vivendi Universal SA 9.25% 4/15/10 (e)	16,000,000	18,080,000
		47,113,763
Electric Utilities - 6.8%
AES Corp.:
8.75% 6/15/08	583,000	574,255
8.75% 5/15/13 (e)	7,830,000	8,143,200
8.875% 2/15/11	4,791,000	4,671,225
9% 5/15/15 (e)	5,860,000	6,109,050
9.375% 9/15/10	1,348,000	1,354,740
9.5% 6/1/09	1,499,000	1,506,495
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Drax Holdings Ltd. 10.41% 12/31/20	$ 9,140,000	$ 5,758,200
CMS Energy Corp.:
7.5% 1/15/09	6,745,000	6,643,825
8.5% 4/15/11	4,645,000	4,807,575
8.9% 7/15/08	5,165,000	5,371,600
9.875% 10/15/07	8,990,000	9,574,350
Edison International 6.875% 9/15/04	4,325,000	4,368,250
Illinois Power Co. 11.5% 12/15/10 (e)	9,365,000	10,676,100
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	890,000	916,700
Nevada Power Co. 10.875% 10/15/09	1,255,000	1,411,875
Pacific Gas & Electric Co.:
6.25% 8/1/03	3,625,000	3,625,000
6.25% 3/1/04	2,875,000	2,875,000
8.375% 5/1/25	1,390,000	1,424,750
10% 11/1/05 (e)(f)	3,790,000	3,903,700
PG&E Corp. 6.875% 7/15/08 (e)	3,610,000	3,745,375
Reliant Energy Resources Corp. 7.75% 2/15/11	1,725,000	1,938,469
Reliant Resources, Inc. 9.25% 7/15/10 (e)	8,080,000	8,120,400
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	800,000	832,000
7.75% 5/15/13 (e)	930,000	985,800
Sierra Pacific Power Co. 8% 6/1/08	2,615,000	2,693,450
Southern California Edison Co.:
7.125% 7/15/25	330,000	333,300
7.25% 3/1/26	1,020,000	1,032,750
7.625% 1/15/10	4,530,000	4,824,450
8% 2/15/07 (e)	7,340,000	8,074,000
Western Resources, Inc.:
7.875% 5/1/07	7,030,000	7,733,000
9.75% 5/1/07	7,000,000	7,840,000
		131,868,884
Energy - 13.1%
ANR Pipeline, Inc. 8.875% 3/15/10 (e)	1,790,000	1,960,050
Chesapeake Energy Corp.:
7.75% 1/15/15	2,345,000	2,491,563
8.125% 4/1/11	7,000,000	7,525,000
CMS Panhandle Holding Co. 6.5% 7/15/09	3,420,000	3,770,550
DI Industries, Inc. 8.875% 7/1/07	3,720,000	3,836,250
El Paso Corp.:
7% 5/15/11	11,525,000	10,487,750
7.875% 6/15/12 (e)	8,880,000	8,225,100
El Paso Energy Corp.:
6.75% 5/15/09	7,925,000	7,251,375
6.95% 12/15/07	4,980,000	4,656,300
7.375% 12/15/12	955,000	854,725
7.8% 8/1/31	1,420,000	1,171,500

	Principal Amount	Value (Note 1)
8.05% 10/15/30	$ 910,000	$ 787,150
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/10 (e)	3,380,000	3,616,600
8.5% 6/1/11	5,625,000	6,018,750
Encore Acquisition Co. 8.375% 6/15/12	4,325,000	4,627,750
Forest Oil Corp. 8% 12/15/11	3,450,000	3,708,750
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	1,260,000	1,247,400
Grant Prideco, Inc.:
9% 12/15/09	930,000	1,039,275
9.625% 12/1/07	3,220,000	3,638,600
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	1,370,000	1,589,200
Key Energy Services, Inc. 8.375% 3/1/08	1,700,000	1,836,000
Northwest Pipeline Corp.:
6.625% 12/1/07	1,655,000	1,704,650
8.125% 3/1/10	1,680,000	1,814,400
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	485,000	494,700
8.25% 4/1/10	1,555,000	1,854,338
Plains Exploration & Production Co. LP 8.75% 7/1/12	7,725,000	8,265,750
SESI LLC 8.875% 5/15/11	390,000	419,250
Southern Natural Gas Co.:
7.35% 2/15/31	8,335,000	8,418,350
8% 3/1/32	165,000	174,900
8.875% 3/15/10 (e)	2,120,000	2,321,400
Teekay Shipping Corp. 8.875% 7/15/11	22,888,000	25,090,970
Tennessee Gas Pipeline Co.:
7% 10/15/28	670,000	637,338
7.5% 4/1/17	325,000	333,938
8.375% 6/15/32	975,000	1,060,313
The Coastal Corp.:
6.2% 5/15/04	3,810,000	3,771,900
6.375% 2/1/09	1,985,000	1,736,875
6.5% 5/15/06	4,430,000	4,142,050
6.5% 6/1/08	7,165,000	6,412,675
6.95% 6/1/28	245,000	194,775
7.5% 8/15/06	20,590,000	19,869,350
7.625% 9/1/08	1,955,000	1,837,700
7.75% 6/15/10	14,424,000	13,450,380
7.75% 10/15/35	1,295,000	1,087,800
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	2,220,000	2,220,000
6.25% 1/15/08	6,310,000	6,278,450
7% 8/15/11	1,740,000	1,774,800
8.875% 7/15/12	1,490,000	1,679,975
Vintage Petroleum, Inc. 8.25% 5/1/12	4,145,000	4,507,688
Williams Companies, Inc.:
6.5% 8/1/06	3,345,000	3,278,100
6.625% 11/15/04	5,080,000	5,080,000
6.75% 1/15/06	4,260,000	4,164,150
7.125% 9/1/11	13,480,000	13,143,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
7.625% 7/15/19	$ 3,810,000	$ 3,695,700
8.125% 3/15/12	6,145,000	6,298,625
8.625% 6/1/10	5,680,000	5,942,700
9.25% 3/15/04	2,825,000	2,895,625
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	8,460,000	8,290,800
		254,683,053
Entertainment/Film - 0.7%
Cinemark USA, Inc. 8.5% 8/1/08	5,515,000	5,694,238
Regal Cinemas Corp. 9.375% 2/1/12	7,620,000	8,420,100
		14,114,338
Environmental - 1.6%
Allied Waste North America, Inc.:
7.875% 1/1/09	2,553,000	2,667,885
8.5% 12/1/08	9,090,000	9,771,750
8.875% 4/1/08	3,080,000	3,334,100
9.25% 9/1/12 (e)	12,965,000	14,326,325
		30,100,060
Food and Drug Retail - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	11,755,000	10,932,150
8.25% 7/15/10	12,415,000	12,539,150
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	3,170,000	2,963,950
9.125% 12/15/11	6,325,000	5,913,875
		32,349,125
Food/Beverage/Tobacco - 2.0%
Chiquita Brands International, Inc. 10.56% 3/15/09	5,465,000	5,902,200
Corn Products International, Inc.:
8.25% 7/15/07	7,235,000	8,103,200
8.45% 8/15/09	1,055,000	1,189,513
Dean Foods Co.:
6.625% 5/15/09	220,000	234,300
6.9% 10/15/17	4,680,000	4,633,200
8.15% 8/1/07	6,205,000	6,887,550
Del Monte Corp. 8.625% 12/15/12 (e)	2,530,000	2,726,075
Doane Pet Care Co.:
9.75% 5/15/07	5,076,000	4,822,200
10.75% 3/1/10	3,250,000	3,542,500
Michael Foods, Inc. 11.75% 4/1/11	330,000	379,500
		38,420,238
Gaming - 3.7%
Bally Total Fitness Holding Corp. 10.5% 7/15/11 (e)	6,740,000	6,773,700
Chukchansi Economic Development Authority 14.5% 6/15/09 (e)	2,735,000	3,008,500
Herbst Gaming, Inc. 10.75% 9/1/08	1,390,000	1,532,475
MGM MIRAGE 8.5% 9/15/10	2,030,000	2,387,788

	Principal Amount	Value (Note 1)
Mirage Resorts, Inc.:
6.625% 2/1/05	$ 930,000	$ 964,875
7.25% 10/15/06	230,000	245,525
Penn National Gaming, Inc. 8.875% 3/15/10	8,455,000	8,962,300
Station Casinos, Inc. 8.375% 2/15/08	10,000,000	10,750,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	17,485,000	18,840,088
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,275,000	1,437,563
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	1,810,000	1,882,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,830,000	2,808,775
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	11,805,000	12,985,500
		72,579,489
Healthcare - 4.1%
aaiPharma, Inc. 11% 4/1/10	6,920,000	7,612,000
AmeriPath, Inc. 10.5% 4/1/13 (e)	12,540,000	13,417,800
Apogent Technologies, Inc. 6.5% 5/15/13 (e)	4,100,000	4,223,000
Biovail Corp. yankee 7.875% 4/1/10	11,945,000	12,631,838
Fisher Scientific International, Inc. 8.125% 5/1/12	3,940,000	4,215,800
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	610,000	640,500
HCA, Inc. 6.3% 10/1/12	3,500,000	3,587,500
PacifiCare Health Systems, Inc. 10.75% 6/1/09	5,330,000	6,089,525
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	1,240,000	1,274,100
Senior Housing Properties Trust:
7.875% 4/15/15	2,320,000	2,366,400
8.625% 1/15/12	5,900,000	6,254,000
Tenet Healthcare Corp.:
5% 7/1/07	2,520,000	2,368,800
5.375% 11/15/06	635,000	609,600
6.375% 12/1/11	1,415,000	1,308,875
6.5% 6/1/12	1,875,000	1,734,375
7.375% 2/1/13	7,120,000	6,870,800
Triad Hospitals, Inc. 8.75% 5/1/09	3,520,000	3,766,400
		78,971,313
Homebuilding/Real Estate - 1.8%
Beazer Homes USA, Inc. 8.625% 5/15/11	6,775,000	7,486,375
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	6,245,000	6,682,150
D.R. Horton, Inc.:
7.875% 8/15/11	3,470,000	3,799,650
8% 2/1/09	3,630,000	4,011,150
KB Home 7.75% 2/1/10	5,000,000	5,375,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Ryland Group, Inc. 9.125% 6/15/11	$ 5,000,000	$ 5,675,000
Standard Pacific Corp. 9.25% 4/15/12	2,295,000	2,535,975
		35,565,300
Hotels - 1.9%
Hilton Hotels Corp.:
7.625% 12/1/12	3,630,000	3,965,775
8.25% 2/15/11	5,530,000	6,165,950
ITT Corp. 7.375% 11/15/15	3,740,000	3,861,550
La Quinta Properties, Inc. 8.875% 3/15/11 (e)	7,980,000	8,498,700
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	9,490,000	9,964,500
7.875% 5/1/12	4,155,000	4,528,950
		36,985,425
Leisure - 2.5%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	5,975,000	5,467,125
Florida Panthers Holdings, Inc. 9.875% 4/15/09	11,000,000	11,825,000
Speedway Motorsports, Inc. 6.75% 6/1/13 (e)	3,010,000	3,100,300
Town Sports International, Inc. 9.625% 4/15/11 (e)	8,195,000	8,584,263
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	16,860,000	18,546,000
		47,522,688
Metals/Mining - 2.7%
Arch Western Finance LLC 6.75% 7/1/13 (e)	10,135,000	10,337,700
Compass Minerals Group, Inc. 10% 8/15/11	4,800,000	5,328,000
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	10,025,000	11,177,875
Luscar Coal Ltd. 9.75% 10/15/11	3,770,000	4,297,800
Peabody Energy Corp. 6.875% 3/15/13 (e)	5,740,000	5,998,300
Phelps Dodge Corp.:
8.75% 6/1/11	345,000	402,546
9.5% 6/1/31	5,230,000	6,261,879
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(e)	5,580,000	3,780,450
0% 6/1/13 (d)(e)	9,470,000	5,303,200
		52,887,750
Paper - 1.1%
Norampac, Inc. 6.75% 6/1/13 (e)	3,480,000	3,636,600
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	6,000,000	6,262,500
Packaging Corp. of America 9.625% 4/1/09	4,000,000	4,400,000

	Principal Amount	Value (Note 1)
Stone Container Corp.:
8.375% 7/1/12	$ 3,350,000	$ 3,551,000
9.75% 2/1/11	2,525,000	2,752,250
		20,602,350
Publishing/Printing - 3.1%
American Color Graphics, Inc.:
10% 6/15/10 (e)(h)	5,360,000	5,386,800
12.75% 8/1/05	21,340,000	21,446,700
American Media Operations, Inc.:
8.875% 1/15/11 (e)	1,220,000	1,314,550
10.25% 5/1/09	220,000	237,050
Houghton Mifflin Co.:
8.25% 2/1/11 (e)	10,550,000	11,077,500
9.875% 2/1/13 (e)	5,970,000	6,447,600
R. H. Donnelley Finance Corp. I 10.875% 12/15/12 (e)	3,070,000	3,561,200
Vertis, Inc. 9.75% 4/1/09 (e)	5,010,000	5,097,675
World Color Press, Inc.:
7.75% 2/15/09	4,855,000	5,097,750
8.375% 11/15/08	350,000	367,500
Yell Finance BV 10.75% 8/1/11	465,000	526,613
		60,560,938
Railroad - 1.3%
TFM SA de CV yankee:
10.25% 6/15/07	4,670,000	4,734,213
11.75% 6/15/09	20,690,000	21,052,075
		25,786,288
Restaurants - 1.5%
Domino's, Inc. 8.25% 7/1/11 (e)	2,590,000	2,661,225
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (e)	1,380,000	1,193,700
Tricon Global Restaurants, Inc. 8.875% 4/15/11	21,230,000	25,051,400
		28,906,325
Services - 0.2%
Fluor Corp. 6.95% 3/1/07	2,000,000	1,980,000
Iron Mountain, Inc.:
8.25% 7/1/11	520,000	548,600
8.625% 4/1/13	95,000	101,650
Pierce Leahy Command Co. yankee 8.125% 5/15/08	475,000	490,438
Worldspan LP 9.625% 6/15/11 (e)	1,410,000	1,452,300
		4,572,988
Shipping - 0.7%
General Maritime Corp. 10% 3/15/13 (e)	6,310,000	6,909,450
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	2,310,000	1,882,650
10.25% 11/15/06 (c)	4,980,000	3,934,200
		12,726,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Steels - 0.1%
California Steel Industries, Inc. 8.5% 4/1/09	$ 640,000	$ 648,000
Steel Dynamics, Inc. 9.5% 3/15/09	655,000	687,750
		1,335,750
Super Retail - 0.5%
Barneys, Inc. 9% 4/1/08 unit (e)	5,020,000	4,518,000
Hollywood Entertainment Corp. 9.625% 3/15/11	1,630,000	1,776,700
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (e)	2,530,000	2,631,200
		8,925,900
Technology - 2.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	5,020,000	5,672,600
Digitalnet, Inc. 9% 7/15/10 (e)	2,230,000	2,230,000
Flextronics International Ltd. yankee 9.875% 7/1/10	140,000	152,950
IOS Capital LLC 7.25% 6/30/08	4,670,000	4,599,950
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	4,555,000	4,964,950
Seagate Technology HDD Holdings 8% 5/15/09	7,800,000	8,424,000
Xerox Corp.:
7.125% 6/15/10	6,740,000	6,756,850
7.625% 6/15/13	6,740,000	6,756,850
		39,558,150
Telecommunications - 9.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (e)	2,340,000	2,328,300
Crown Castle International Corp.:
9.375% 8/1/11	5,900,000	6,121,250
9.5% 8/1/11	700,000	721,000
10.75% 8/1/11	6,700,000	7,202,500
Millicom International Cellular SA 11% 6/1/06 (e)	3,060,000	3,021,750
Mobifon Holdings BV 12.5% 7/31/10 (e)	8,540,000	8,838,900
Nextel Communications, Inc.:
9.375% 11/15/09	19,635,000	21,058,538
9.5% 2/1/11	14,385,000	15,967,350
12% 11/1/08	2,495,000	2,694,600
Orbital Imaging Corp.:
11.625% 3/1/05 (c)	7,110,000	1,350,900
11.625% 3/1/05 (c)	3,680,000	699,200
PTC International Finance BV yankee 10.75% 7/1/07	1,580,000	1,647,150
Qwest Communications International, Inc. 7.25% 11/1/08	3,435,000	3,125,850
Qwest Corp. 8.875% 3/15/12 (e)	14,845,000	16,589,288
Qwest Services Corp.:
13.5% 12/15/10 (e)	31,285,000	35,352,037
14% 12/15/14 (e)	18,050,000	21,028,250

	Principal Amount	Value (Note 1)
Rogers Wireless, Inc. 9.625% 5/1/11	$ 7,345,000	$ 8,299,850
Satelites Mexicanos SA de CV 5.82% 6/30/04 (e)(f)	10,408,000	9,263,120
U.S. West Communications 8.875% 6/1/31	4,500,000	4,736,250
WorldCom, Inc.:
6.4% 8/15/05 (c)	2,120,000	636,000
7.5% 5/15/11 (c)	16,195,000	4,858,500
8% 5/15/06 (c)	6,065,000	1,819,500
		177,360,083
Textiles & Apparel - 0.4%
Dan River, Inc. 12.75% 4/15/09 (e)	5,090,000	4,581,000
Levi Strauss & Co. 12.25% 12/15/12	3,720,000	3,087,600
		7,668,600
TOTAL NONCONVERTIBLE BONDS		1,748,179,438
TOTAL CORPORATE BONDS (Cost $1,634,786,404)		1,765,125,313
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9814% 4/25/21 (e)(f) (Cost $260,782)	346,957	308,792
Common Stocks - 2.4%
	Shares
Aerospace - 0.4%
Goodrich Corp.	410,000	8,610,000
Cable TV - 0.6%
NTL, Inc. (a)	363,220	12,393,066
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	1,350	243,000
Delta Funding Residual Management, Inc. (a)	1,350	14
ECM Corp. LP (e)	3,000	258,000
		501,157
Energy - 0.0%
Tokheim Corp. (a)	135,835	1,358
Healthcare - 0.3%
Mariner Health Care, Inc. (a)	9,583	42,165
Mariner Health Care, Inc. warrants 5/1/04 (a)	9,049	49,770
Common Stocks - continued
	Shares	Value (Note 1)
Healthcare - continued
Quest Diagnostics, Inc. (a)	100,000	$ 6,380,000
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
		6,471,967
Homebuilding/Real Estate - 0.3%
Swerdlow Real Estate Group LLC (g)	159,600	5,660,453
Hotels - 0.0%
MOA Hospitality, Inc.	3,000	11,625
Publishing/Printing - 0.2%
R.H. Donnelley Corp. (a)	88,800	3,238,536
Shipping - 0.5%
General Maritime Corp. (a)	919,600	9,333,940
Technology - 0.0%
Ampex Corp. Class A (a)	480	9,360
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	48,889	941,113
TOTAL COMMON STOCKS (Cost $79,049,813)		47,172,575
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Cincinnati Bell, Inc. Series B, 6.75%	27,900	1,139,715
Nonconvertible Preferred Stocks - 2.0%
Cable TV - 0.0%
NTL Europe, Inc. Series A, 10%	397	1,191
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust II 8.875%	8,910	9,417,870
Delta Financial Corp. Series A, 10%	1,350	27,000
		9,444,870
Healthcare - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	2,760	2,975,711
Technology - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	278	216,840
Telecommunications - 1.4%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	15,265	3,205,650
Nextel Communications, Inc.:
Series D, 13%	4,649	4,933,751
Series E, 11.125%	17,223	18,342,495
		26,481,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,120,508
TOTAL PREFERRED STOCKS (Cost $42,241,273)		40,260,223
Floating Rate Loans - 1.5%
	Principal Amount	Value (Note 1)
Cable TV - 1.0%
Hilton Head Communications LP Tranche B term loan 0% 3/31/08 (f)	$ 7,000,000	$ 5,740,000
Olympus Cable Holdings LLC:
Tranche A term loan 5.25% 6/30/10 (f)	5,500,000	4,812,500
Tranche B term loan 6% 9/30/10 (f)	10,350,000	9,211,500
		19,764,000
Electric Utilities - 0.5%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (f)	3,260,000	3,781,600
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (f)	1,081,183	1,083,886
Tranche C term loan 9% 9/30/04 (f)	1,924,324	1,938,757
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (f)	2,786,000	2,855,650
		9,659,893
TOTAL FLOATING RATE LOANS (Cost $28,028,816)		29,423,893
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $35,912,647)	35,912,647	35,912,647
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $4,493,000)	$ 4,493,135	4,493,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,824,772,735)		1,922,696,443
NET OTHER ASSETS - 0.9%		16,879,957
NET ASSETS - 100%		$ 1,939,576,400
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $532,712,595 or 27.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,033,063,886 and $710,100,009, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $167 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,660,453 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Canada	2.7
Mexico	2.1
United Kingdom	2.1
France	2.0
Marshall Islands	1.8
Bahamas (Nassau)	1.0
Others (individually less than 1%)	1.6
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $29,423,893 or 1.5% of net assets.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $1,317,999,000 of which $78,331,000, $378,633,000, $772,554,000 and $88,481,000 will expire on December 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,493,000) (cost $1,824,772,735) - See accompanying schedule		$ 1,922,696,443
Cash		2,920
Receivable for investments sold		33,096,493
Receivable for fund shares sold		6,018,248
Dividends receivable		500,922
Interest receivable		34,343,115
Other receivables		28,080
Total assets		1,996,686,221

Liabilities
Payable for investments purchased
Regular delivery	$ 47,864,271
Delayed delivery	6,860,000
Payable for fund shares redeemed	1,220,550
Accrued management fee	922,706
Distribution fees payable	43,777
Other payables and accrued expenses	198,517
Total liabilities		57,109,821

Net Assets		$ 1,939,576,400
Net Assets consist of:
Paid in capital		$ 3,016,533,030
Undistributed net investment income		87,528,966
Accumulated undistributed net realized gain (loss) on investments		(1,262,409,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		97,923,985
Net Assets		$ 1,939,576,400

Initial Class: Net Asset Value, offering price and redemption price per share ($1,486,583,592 ÷ 232,031,211 shares)		$ 6.41

Service Class: Net Asset Value, offering price and redemption price per share ($390,704,728 ÷ 61,216,443 shares)		$ 6.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($62,288,080 ÷ 9,822,497 shares)		$ 6.34

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,986,574
Interest		74,070,060
Total income		76,056,634

Expenses
Management fee	$ 4,816,741
Transfer agent fees	588,970
Distribution fees	213,121
Accounting fees and expenses	243,112
Non-interested trustees' compensation	3,331
Custodian fees and expenses	27,017
Audit	37,771
Legal	16,345
Miscellaneous	25,527
Total expenses before reductions	5,971,935
Expense reductions	(14,872)	5,957,063
Net investment income (loss)		70,099,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		55,327,276
Change in net unrealized appreciation (depreciation) on: Investment securities	141,607,811
Assets and liabilities in foreign currencies	78
Total change in net unrealized appreciation (depreciation)		141,607,889
Net gain (loss)		196,935,165
Net increase (decrease) in net assets resulting from operations		$ 267,034,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,099,571	$ 118,831,777
Net realized gain (loss)	55,327,276	(126,983,382)
Change in net unrealized appreciation (depreciation)	141,607,889	58,036,531
Net increase (decrease) in net assets resulting from operations	267,034,736	49,884,926
Distributions to shareholders from net investment income	(110,937,981)	(146,986,706)
Share transactions - net increase (decrease)	344,929,163	83,855,103
Total increase (decrease) in net assets	501,025,918	(13,246,677)

Net Assets
Beginning of period	1,438,550,482	1,451,797,159
End of period (including undistributed net investment income of $87,528,966 and undistributed net investment income of $171,722,555, respectively)	$ 1,939,576,400	$ 1,438,550,482

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	107,561,625	29,001,001	7,218,746
Reinvested	15,863,053	3,574,368	424,961
Redeemed	(84,437,060)	(15,461,814)	(3,361,165)
Net increase (decrease)	38,987,618	17,113,555	4,282,542

Dollars Sold	$ 642,565,633	$ 173,504,673	$ 42,719,411
Reinvested	88,674,463	19,909,232	2,354,286
Redeemed	(511,276,518)	(93,162,614)	(20,359,403)
Net increase (decrease)	$ 219,963,578	$ 100,251,291	$ 24,714,294

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	161,830,537	33,051,621	6,046,991
Reinvested	21,420,774	4,185,869	334,655
Redeemed	(177,635,347)	(29,816,724)	(3,438,673)
Net increase (decrease)	5,615,964	7,420,766	2,942,973

Dollars Sold	$ 928,948,274	$ 187,453,912	$ 33,996,291
Reinvested	121,455,787	23,650,162	1,880,757
Redeemed	(1,024,045,741)	(170,105,252)	(19,379,087)
Net increase (decrease)	$ 26,358,320	$ 40,998,822	$ 16,497,961

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286
From net realized gain	-	-	-
Total	$ 88,674,463	$ 19,909,232	$ 2,354,286

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 121,455,786	$ 23,650,162	$ 1,880,758
From net realized gain	-	-	-
Total	$ 121,455,786	$ 23,650,162	$ 1,880,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 6.41	$ 8.18	$ 11.32	$ 11.53	$ 13.58
Income from Investment Operations
Net investment income (loss) E	.254	.496 H	.774 G,H	1.123	1.095	1.111
Net realized and unrealized gain (loss)	.706	(.306) H	(1.544) G,H	(3.513)	(.195)	(1.591)
Total from investment operations	.960	.190	(.770)	(2.390)	.900	(.480)
Distributions from net investment income	(.480)	(.670)	(1.000)	(.750)	(1.075)	(.970)
Distributions from net realized gain	-	-	-	-	(.030)	(.600)
Distributions in excess of net realized gain	-	-	-	-	(.005)	-
Total distributions	(.480)	(.670)	(1.000)	(.750)	(1.110)	(1.570)
Net asset value, end of period	$ 6.41	$ 5.93	$ 6.41	$ 8.18	$ 11.32	$ 11.53
Total Return B,C,D	17.19%	3.44%	(11.73)%	(22.54)%	8.25%	(4.33)%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A	.70%	.71%	.68%	.69%	.70%
Expenses net of voluntary waivers, if any	.71% A	.70%	.71%	.68%	.69%	.70%
Expenses net of all reductions	.71% A	.70%	.70%	.68%	.69%	.70%
Net investment income (loss)	8.65% A	8.65% H	11.00% G,H	11.38%	9.80%	9.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,486,584	$ 1,145,562	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954
Portfolio turnover rate	91% A	96%	138%	68%	82%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and 2001 was a decrease to net investment income of $0.017 and $0.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 6.38	$ 8.15	$ 11.29	$ 11.52	$ 13.57
Income from Investment Operations
Net investment income (loss) E	.250	.488 H	.758 G,H	1.102	1.074	1.082
Net realized and unrealized gain (loss)	.690	(.288) H	(1.538) G,H	(3.502)	(.194)	(1.562)
Total from investment operations	.940	.200	(.780)	(2.400)	.880	(.480)
Distributions from net investment income	(.470)	(.670)	(.990)	(.740)	(1.075)	(.970)
Distributions from net realized gain	-	-	-	-	(.030)	(.600)
Distributions in excess of net realized gain	-	-	-	-	(.005)	-
Total distributions	(.470)	(.670)	(.990)	(.740)	(1.110)	(1.570)
Net asset value, end of period	$ 6.38	$ 5.91	$ 6.38	$ 8.15	$ 11.29	$ 11.52
Total Return B,C,D	17.06%	3.62%	(11.90)	(22.68)%	8.08%	(4.34)%
Ratios to Average Net Assets F
Expenses before expense reductions	.81% A	.80%	.81%	.78%	.79%	.82%
Expenses net of voluntary waivers, if any	.81% A	.80%	.81%	.78%	.79%	.82%
Expenses net of all reductions	.81% A	.80%	.81%	.78%	.79%	.82%
Net investment income (loss)	8.55% A	8.55% H	10.90% G,H	11.28%	9.69%	9.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 390,705	$ 260,489	$ 234,204	$ 227,549	$ 253,972	$ 129,587
Portfolio turnover rate	91% A	96%	138%	68%	82%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and 2001 was a decrease to net investment income of $0.017 and $0.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.243	.472 I	.716 H,I	.936
Net realized and unrealized gain (loss)	.687	(.292) I	(1.496) H,I	(3.206)
Total from investment operations	.930	.180	(.780)	(2.270)
Distributions from net investment income	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.34	$ 5.87	$ 6.36	$ 8.13
Total Return B,C,D	16.97%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.97% A	.97%	.98%	1.01% A
Expenses net of all reductions	.97% A	.97%	.98%	1.01% A
Net investment income (loss)	8.38% A	8.38% I	10.73% H,I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,288	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	91% A	96%	138%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of operations) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and 2001 was a decrease to net investment income of $0.017 and $0.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2003
% of fund's net assets
General Electric Co.	3.1
Microsoft Corp.	3.0
Pfizer, Inc.	3.0
Exxon Mobil Corp.	2.6
Wal-Mart Stores, Inc.	2.6
Citigroup, Inc.	2.4
Johnson & Johnson	1.7
American International Group, Inc.	1.6
International Business Machines Corp.	1.6
Intel Corp.	1.5
23.1
Market Sectors as of June 30, 2003
% of fund's net assets
Financials	20.2
Information Technology	16.0
Health Care	14.7
Consumer Staples	11.5
Consumer Discretionary	10.9
Industrials	10.3
Energy	5.7
Telecommunication Services	3.9
Utilities	3.0
Materials	2.6

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	22,599	$ 397,516
Dana Corp.	45,658	527,806
Delphi Corp.	172,127	1,485,456
Goodyear Tire & Rubber Co.	53,858	282,755
Johnson Controls, Inc.	27,392	2,344,755
Visteon Corp.	40,156	275,872
		5,314,160
Automobiles - 0.6%
Ford Motor Co.	562,309	6,179,776
General Motors Corp.	172,235	6,200,460
Harley-Davidson, Inc.	92,884	3,702,356
		16,082,592
Distributors - 0.0%
Genuine Parts Co.	53,409	1,709,622
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	193,113	6,278,104
Darden Restaurants, Inc.	51,709	981,437
Harrah's Entertainment, Inc. (a)	33,696	1,355,927
Hilton Hotels Corp.	115,757	1,480,532
International Game Technology	26,239	2,685,037
Marriott International, Inc. Class A	71,235	2,736,849
McDonald's Corp.	390,876	8,622,725
Starbucks Corp. (a)	119,978	2,941,861
Starwood Hotels & Resorts Worldwide, Inc. unit	61,637	1,762,202
Wendy's International, Inc.	34,857	1,009,807
Yum! Brands, Inc. (a)	89,855	2,656,114
		32,510,595
Household Durables - 0.5%
American Greetings Corp. Class A (a)	20,249	397,690
Black & Decker Corp.	23,838	1,035,761
Centex Corp.	19,125	1,487,734
Fortune Brands, Inc.	44,644	2,330,417
KB Home	14,611	905,590
Leggett & Platt, Inc.	59,257	1,214,769
Maytag Corp.	24,065	587,667
Newell Rubbermaid, Inc.	84,239	2,358,692
Pulte Homes, Inc.	18,766	1,157,112
Snap-On, Inc.	17,877	518,969
The Stanley Works	26,236	724,114
Tupperware Corp.	17,931	257,489
Whirlpool Corp.	21,075	1,342,478
		14,318,482
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	97,541	10,161,821
Leisure Equipment & Products - 0.2%
Brunswick Corp.	27,735	693,930
Eastman Kodak Co.	88,013	2,407,156

	Shares	Value (Note 1)
Hasbro, Inc.	53,214	$ 930,713
Mattel, Inc.	135,083	2,555,770
		6,587,569
Media - 4.1%
AOL Time Warner, Inc. (a)	1,381,589	22,229,767
Clear Channel Communications, Inc. (a)	188,672	7,997,806
Comcast Corp. Class A (a)	690,893	20,851,151
Dow Jones & Co., Inc.	24,999	1,075,707
Gannett Co., Inc.	82,520	6,338,361
Interpublic Group of Companies, Inc.	119,704	1,601,640
Knight-Ridder, Inc.	25,100	1,730,143
McGraw-Hill Companies, Inc.	58,586	3,632,332
Meredith Corp.	15,280	672,320
Omnicom Group, Inc.	57,917	4,152,649
The New York Times Co. Class A	46,320	2,107,560
Tribune Co.	94,927	4,584,974
Univision Communications, Inc. Class A (a)	70,420	2,140,768
Viacom, Inc. Class B (non-vtg.) (a)	539,454	23,552,562
Walt Disney Co.	627,708	12,397,233
		115,064,973
Multiline Retail - 1.1%
Big Lots, Inc. (a)	35,863	539,380
Dillard's, Inc. Class A	26,039	350,745
Dollar General Corp.	102,477	1,871,230
Family Dollar Stores, Inc.	52,849	2,016,189
Federated Department Stores, Inc.	57,550	2,120,718
JCPenney Co., Inc.	82,641	1,392,501
Kohl's Corp. (a)	104,094	5,348,350
Nordstrom, Inc.	41,730	814,570
Sears, Roebuck & Co.	94,359	3,174,237
Target Corp.	279,799	10,587,594
The May Department Stores Co.	88,621	1,972,703
		30,188,217
Specialty Retail - 2.3%
AutoNation, Inc. (a)	86,432	1,358,711
AutoZone, Inc. (a)	27,491	2,088,491
Bed Bath & Beyond, Inc. (a)	90,714	3,520,610
Best Buy Co., Inc. (a)	98,998	4,347,992
Circuit City Stores, Inc.	63,654	560,155
Gap, Inc.	273,607	5,132,867
Home Depot, Inc.	705,864	23,378,216
Limited Brands, Inc.	160,373	2,485,782
Lowe's Companies, Inc.	239,567	10,289,403
Office Depot, Inc. (a)	94,865	1,376,491
RadioShack Corp.	51,738	1,361,227
Sherwin-Williams Co.	45,107	1,212,476
Staples, Inc. (a)	149,592	2,745,013
Tiffany & Co., Inc.	44,603	1,457,626
TJX Companies, Inc.	156,835	2,954,771
Toys 'R' Us, Inc. (a)	65,454	793,302
		65,063,133
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	39,298	$ 1,149,859
Liz Claiborne, Inc.	32,982	1,162,616
NIKE, Inc. Class B	81,100	4,338,039
Reebok International Ltd. (a)	18,204	612,201
VF Corp.	33,184	1,127,260
		8,389,975
TOTAL CONSUMER DISCRETIONARY		305,391,139
CONSUMER STAPLES - 11.5%
Beverages - 2.8%
Adolph Coors Co. Class B	11,165	546,862
Anheuser-Busch Companies, Inc.	256,326	13,085,442
Brown-Forman Corp. Class B (non-vtg.)	18,513	1,455,492
Coca-Cola Enterprises, Inc.	138,899	2,521,017
Pepsi Bottling Group, Inc.	84,232	1,686,325
PepsiCo, Inc.	527,831	23,488,480
The Coca-Cola Co.	756,754	35,120,953
		77,904,571
Food & Staples Retailing - 3.8%
Albertson's, Inc.	112,687	2,163,590
Costco Wholesale Corp. (a)	140,134	5,128,904
CVS Corp.	121,044	3,392,863
Kroger Co. (a)	231,796	3,866,357
Safeway, Inc. (a)	135,605	2,774,478
SUPERVALU, Inc.	41,100	876,252
Sysco Corp.	199,577	5,995,293
Wal-Mart Stores, Inc.	1,345,275	72,200,909
Walgreen Co.	314,868	9,477,527
Winn-Dixie Stores, Inc.	43,263	532,568
		106,408,741
Food Products - 1.3%
Archer-Daniels-Midland Co.	197,980	2,548,003
Campbell Soup Co.	126,119	3,089,916
ConAgra Foods, Inc.	164,983	3,893,599
General Mills, Inc.	113,536	5,382,742
H.J. Heinz Co.	107,957	3,560,422
Hershey Foods Corp.	40,298	2,807,159
Kellogg Co.	124,895	4,292,641
McCormick & Co., Inc. (non-vtg.)	42,759	1,163,045
Sara Lee Corp.	238,751	4,490,906
Wm. Wrigley Jr. Co.	69,142	3,887,855
		35,116,288
Household Products - 2.0%
Clorox Co.	66,584	2,839,808
Colgate-Palmolive Co.	165,293	9,578,729
Kimberly-Clark Corp.	156,289	8,148,908
Procter & Gamble Co.	397,754	35,471,702
		56,039,147

	Shares	Value (Note 1)
Personal Products - 0.5%
Alberto-Culver Co. Class B	18,022	$ 920,924
Avon Products, Inc.	72,141	4,487,170
Gillette Co.	313,719	9,995,087
		15,403,181
Tobacco - 1.1%
Altria Group, Inc.	622,065	28,266,634
RJ Reynolds Tobacco Holdings, Inc.	25,903	963,851
UST, Inc.	51,372	1,799,561
		31,030,046
TOTAL CONSUMER STAPLES		321,901,974
ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	103,423	3,471,910
BJ Services Co. (a)	48,559	1,814,164
Halliburton Co.	134,301	3,088,923
Nabors Industries Ltd. (a)	44,744	1,769,625
Noble Corp. (a)	41,047	1,407,912
Rowan Companies, Inc.	28,768	644,403
Schlumberger Ltd. (NY Shares)	178,885	8,509,559
Transocean, Inc.	98,239	2,158,311
		22,864,807
Oil & Gas - 4.9%
Amerada Hess Corp.	27,627	1,358,696
Anadarko Petroleum Corp.	76,640	3,408,181
Apache Corp.	49,647	3,230,034
Ashland, Inc.	20,965	643,206
Burlington Resources, Inc.	61,683	3,335,200
ChevronTexaco Corp.	328,210	23,696,762
ConocoPhillips	208,520	11,426,896
Devon Energy Corp.	70,901	3,786,113
EOG Resources, Inc.	35,201	1,472,810
Exxon Mobil Corp.	2,052,018	73,687,966
Kerr-McGee Corp.	30,983	1,388,038
Marathon Oil Corp.	95,197	2,508,441
Occidental Petroleum Corp.	116,515	3,909,078
Sunoco, Inc.	23,548	888,702
Unocal Corp.	79,269	2,274,228
		137,014,351
TOTAL ENERGY		159,879,158
FINANCIALS - 20.2%
Capital Markets - 3.5%
Bank of New York Co., Inc.	236,878	6,810,243
Bear Stearns Companies, Inc.	30,434	2,204,030
Charles Schwab Corp.	403,569	4,072,011
Federated Investors, Inc. Class B (non-vtg.)	33,497	918,488
Franklin Resources, Inc.	77,870	3,042,381
Goldman Sachs Group, Inc.	144,264	12,082,110
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
J.P. Morgan Chase & Co.	624,030	$ 21,329,345
Janus Capital Group, Inc.	73,513	1,205,613
Lehman Brothers Holdings, Inc.	74,518	4,953,957
Mellon Financial Corp.	132,556	3,678,429
Merrill Lynch & Co., Inc.	285,810	13,341,611
Morgan Stanley	334,033	14,279,911
Northern Trust Corp.	67,715	2,829,810
State Street Corp.	102,117	4,023,410
T. Rowe Price Group, Inc.	37,509	1,415,965
		96,187,314
Commercial Banks - 6.2%
AmSouth Bancorp.	107,863	2,355,728
Bank of America Corp.	460,222	36,371,345
Bank One Corp.	350,951	13,048,358
BB&T Corp.	144,788	4,966,228
Charter One Financial, Inc.	69,125	2,155,318
Comerica, Inc.	53,814	2,502,351
Fifth Third Bancorp	176,419	10,115,865
First Tennessee National Corp.	38,801	1,703,752
FleetBoston Financial Corp.	323,046	9,597,697
Huntington Bancshares, Inc.	70,239	1,371,065
KeyCorp	129,891	3,282,346
Marshall & Ilsley Corp.	69,639	2,129,561
National City Corp.	187,918	6,146,798
North Fork Bancorp, Inc., New York	48,128	1,639,240
PNC Financial Services Group, Inc.	86,888	4,241,003
Regions Financial Corp.	68,235	2,304,978
SouthTrust Corp.	104,522	2,842,998
SunTrust Banks, Inc.	86,049	5,106,148
Synovus Financial Corp.	93,274	2,005,391
U.S. Bancorp, Delaware	589,773	14,449,439
Union Planters Corp.	60,990	1,892,520
Wachovia Corp.	413,260	16,513,870
Wells Fargo & Co.	514,621	25,936,898
Zions Bancorp	27,693	1,401,543
		174,080,440
Consumer Finance - 1.2%
American Express Co.	398,447	16,659,069
Capital One Financial Corp.	69,567	3,421,305
MBNA Corp.	392,522	8,180,158
Providian Financial Corp. (a)	89,044	824,547
SLM Corp.	138,927	5,441,771
		34,526,850
Diversified Financial Services - 2.6%
Citigroup, Inc.	1,581,562	67,690,854
Moody's Corp.	45,560	2,401,468
Principal Financial Group, Inc.	100,553	3,242,834
		73,335,156

	Shares	Value (Note 1)
Insurance - 4.5%
ACE Ltd.	81,320	$ 2,788,463
AFLAC, Inc.	157,716	4,849,767
Allstate Corp.	216,261	7,709,705
AMBAC Financial Group, Inc.	32,646	2,162,798
American International Group, Inc.	801,342	44,218,052
Aon Corp.	95,906	2,309,416
Cincinnati Financial Corp.	49,379	1,831,467
Hartford Financial Services Group, Inc.	85,967	4,329,298
Jefferson-Pilot Corp.	43,657	1,810,019
John Hancock Financial Services, Inc.	88,781	2,728,240
Lincoln National Corp.	54,529	1,942,868
Loews Corp.	56,972	2,694,206
Marsh & McLennan Companies, Inc.	164,487	8,400,351
MBIA, Inc.	44,199	2,154,701
MetLife, Inc.	233,537	6,613,768
Progressive Corp.	66,869	4,888,124
Prudential Financial, Inc.	168,875	5,682,644
SAFECO Corp.	42,514	1,499,894
St. Paul Companies, Inc.	69,917	2,552,670
The Chubb Corp.	56,870	3,412,200
Torchmark Corp.	35,663	1,328,447
Travelers Property Casualty Corp. Class B	309,194	4,875,989
UnumProvident Corp.	88,392	1,185,337
XL Capital Ltd. Class A	41,965	3,483,095
		125,451,519
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	28,626	990,460
Equity Office Properties Trust	123,715	3,341,542
Equity Residential (SBI)	83,729	2,172,768
Plum Creek Timber Co., Inc.	56,208	1,458,598
Simon Property Group, Inc.	58,063	2,266,199
		10,229,567
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	40,127	2,791,635
Fannie Mae	301,018	20,300,654
Freddie Mac	211,173	10,721,253
Golden West Financial Corp., Delaware	46,893	3,751,909
MGIC Investment Corp.	30,322	1,414,218
Washington Mutual, Inc.	285,861	11,806,059
		50,785,728
TOTAL FINANCIALS		564,596,574
HEALTH CARE - 14.7%
Biotechnology - 1.3%
Amgen, Inc. (a)	386,944	25,708,559
Biogen, Inc. (a)	45,609	1,733,142
Chiron Corp. (a)	57,272	2,503,932
Genzyme Corp. - General Division (a)	66,294	2,771,089
MedImmune, Inc. (a)	77,442	2,816,566
		35,533,288
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.9%
Applera Corp. - Applied Biosystems Group	64,198	$ 1,221,688
Bausch & Lomb, Inc.	16,349	613,088
Baxter International, Inc.	183,564	4,772,664
Becton, Dickinson & Co.	78,252	3,040,090
Biomet, Inc.	79,262	2,271,649
Boston Scientific Corp. (a)	126,010	7,699,211
C.R. Bard, Inc.	15,989	1,140,176
Guidant Corp.	95,023	4,218,071
Medtronic, Inc.	374,658	17,972,344
Millipore Corp. (a)	14,894	660,847
St. Jude Medical, Inc. (a)	55,279	3,178,543
Stryker Corp.	60,992	4,231,015
Zimmer Holdings, Inc. (a)	60,355	2,718,993
		53,738,379
Health Care Providers & Services - 1.8%
Aetna, Inc.	46,654	2,808,571
AmerisourceBergen Corp.	33,913	2,351,867
Anthem, Inc. (a)	42,477	3,277,101
Cardinal Health, Inc.	137,156	8,819,131
CIGNA Corp.	43,071	2,021,753
HCA, Inc.	157,171	5,035,759
Health Management Associates, Inc. Class A	73,327	1,352,883
Humana, Inc. (a)	49,627	749,368
IMS Health, Inc.	74,670	1,343,313
Manor Care, Inc. (a)	27,652	691,577
McKesson Corp.	88,947	3,178,966
Quest Diagnostics, Inc. (a)	32,360	2,064,568
Quintiles Transnational Corp. (a)	36,339	515,650
Tenet Healthcare Corp. (a)	143,355	1,670,086
UnitedHealth Group, Inc.	182,055	9,148,264
WellPoint Health Networks, Inc. (a)	44,697	3,767,957
		48,796,814
Pharmaceuticals - 9.7%
Abbott Laboratories	479,554	20,985,283
Allergan, Inc.	40,010	3,084,771
Bristol-Myers Squibb Co.	595,486	16,167,445
Eli Lilly & Co.	345,164	23,805,961
Forest Laboratories, Inc. (a)	111,520	6,105,720
Johnson & Johnson	912,070	47,154,019
King Pharmaceuticals, Inc. (a)	73,963	1,091,694
Merck & Co., Inc.	688,880	41,711,684
Pfizer, Inc.	2,425,463	82,829,561
Schering-Plough Corp.	451,268	8,393,585
Watson Pharmaceuticals, Inc. (a)	32,890	1,327,769
Wyeth	407,973	18,583,170
		271,240,662
TOTAL HEALTH CARE		409,309,143

	Shares	Value (Note 1)
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.7%
Boeing Co.	258,301	$ 8,864,890
General Dynamics Corp.	60,634	4,395,965
Goodrich Corp.	36,111	758,331
Honeywell International, Inc.	263,561	7,076,613
Lockheed Martin Corp.	138,277	6,577,837
Northrop Grumman Corp.	56,193	4,848,894
Raytheon Co.	126,131	4,142,142
Rockwell Collins, Inc.	54,698	1,347,212
United Technologies Corp.	143,745	10,181,458
		48,193,342
Air Freight & Logistics - 1.0%
FedEx Corp.	91,655	5,685,360
Ryder System, Inc.	19,278	493,902
United Parcel Service, Inc. Class B	345,706	22,021,472
		28,200,734
Airlines - 0.2%
Delta Air Lines, Inc.	37,899	556,357
Southwest Airlines Co.	239,290	4,115,788
		4,672,145
Building Products - 0.2%
American Standard Companies, Inc. (a)	22,064	1,631,192
Masco Corp.	146,417	3,492,045
		5,123,237
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	64,224	645,451
Apollo Group, Inc. Class A (a)	53,830	3,324,541
Avery Dennison Corp.	33,938	1,703,688
Cendant Corp. (a)	312,906	5,732,438
Cintas Corp.	52,369	1,855,957
Deluxe Corp.	16,983	760,838
Equifax, Inc.	43,316	1,126,216
H&R Block, Inc.	55,026	2,379,875
Monster Worldwide, Inc.	34,349	677,706
Pitney Bowes, Inc.	71,957	2,763,868
R.R. Donnelley & Sons Co.	34,808	909,881
Robert Half International, Inc. (a)	52,270	989,994
Waste Management, Inc.	181,680	4,376,671
		27,247,124
Construction & Engineering - 0.0%
Fluor Corp.	25,044	842,480
McDermott International, Inc. (a)	20,097	127,214
		969,694
Electrical Equipment - 0.4%
American Power Conversion Corp.	60,397	941,589
Cooper Industries Ltd. Class A	28,651	1,183,286
Emerson Electric Co.	129,323	6,608,405
Power-One, Inc. (a)	25,427	181,803
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	56,936	$ 1,357,354
Thomas & Betts Corp. (a)	17,962	259,551
		10,531,988
Industrial Conglomerates - 4.2%
3M Co.	120,071	15,486,758
General Electric Co.	3,070,431	88,059,951
Textron, Inc.	41,503	1,619,447
Tyco International Ltd.	613,476	11,643,774
		116,809,930
Machinery - 1.2%
Caterpillar, Inc.	105,822	5,890,053
Crane Co.	18,211	412,115
Cummins, Inc.	12,749	457,562
Danaher Corp.	46,950	3,194,948
Deere & Co.	73,542	3,360,869
Dover Corp.	62,219	1,864,081
Eaton Corp.	22,918	1,801,584
Illinois Tool Works, Inc.	94,488	6,222,035
Ingersoll-Rand Co. Ltd. Class A	52,038	2,462,438
ITT Industries, Inc.	28,226	1,847,674
Navistar International Corp. (a)	20,964	684,055
PACCAR, Inc.	35,713	2,412,770
Pall Corp.	37,790	850,275
Parker Hannifin Corp.	36,291	1,523,859
		32,984,318
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	114,484	3,255,925
CSX Corp.	65,658	1,975,649
Norfolk Southern Corp.	119,752	2,299,238
Union Pacific Corp.	78,056	4,528,809
		12,059,621
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	28,151	1,316,341
TOTAL INDUSTRIALS		288,108,474
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.3%
ADC Telecommunications, Inc. (a)	246,366	573,540
Andrew Corp. (a)	30,209	277,923
Avaya, Inc. (a)	117,149	756,783
CIENA Corp. (a)	144,726	751,128
Cisco Systems, Inc. (a)	2,156,273	35,988,196
Comverse Technology, Inc. (a)	57,815	868,959
Corning, Inc. (a)	388,888	2,873,882
JDS Uniphase Corp. (a)	439,374	1,542,203
Lucent Technologies, Inc. (a)	1,270,967	2,580,063
Motorola, Inc.	711,325	6,707,795
QUALCOMM, Inc.	242,519	8,670,054

	Shares	Value (Note 1)
Scientific-Atlanta, Inc.	45,772	$ 1,091,204
Tellabs, Inc. (a)	126,656	832,130
		63,513,860
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	112,322	2,147,597
Dell Computer Corp. (a)	789,019	25,217,047
EMC Corp. (a)	671,881	7,034,594
Gateway, Inc. (a)	99,560	363,394
Hewlett-Packard Co.	937,768	19,974,458
International Business Machines Corp.	530,870	43,796,775
Lexmark International, Inc. Class A (a)	39,169	2,771,990
NCR Corp. (a)	29,308	750,871
Network Appliance, Inc. (a)	104,249	1,689,876
Sun Microsystems, Inc. (a)	992,199	4,564,115
		108,310,717
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	144,792	2,830,684
Jabil Circuit, Inc. (a)	61,023	1,348,608
Molex, Inc.	58,715	1,584,718
PerkinElmer, Inc.	38,744	535,055
Sanmina-SCI Corp. (a)	156,690	988,714
Solectron Corp. (a)	254,927	953,427
Symbol Technologies, Inc.	70,833	921,537
Tektronix, Inc. (a)	26,060	562,896
Thermo Electron Corp. (a)	49,692	1,044,526
Waters Corp. (a)	38,173	1,111,979
		11,882,144
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	185,320	6,071,083
IT Services - 1.2%
Automatic Data Processing, Inc.	183,724	6,220,895
Computer Sciences Corp. (a)	57,518	2,192,586
Concord EFS, Inc. (a)	149,490	2,200,493
Convergys Corp. (a)	45,454	727,264
Electronic Data Systems Corp.	146,966	3,152,421
First Data Corp.	229,785	9,522,290
Fiserv, Inc. (a)	59,353	2,113,560
Paychex, Inc.	115,645	3,389,555
Sabre Holdings Corp. Class A	44,017	1,085,019
SunGard Data Systems, Inc. (a)	87,371	2,263,783
Unisys Corp. (a)	100,698	1,236,571
		34,104,437
Office Electronics - 0.1%
Xerox Corp. (a)	240,113	2,542,797
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	106,238	680,986
Altera Corp. (a)	117,632	1,929,165
Analog Devices, Inc. (a)	112,231	3,907,883
Applied Materials, Inc. (a)	509,177	8,075,547
Applied Micro Circuits Corp. (a)	93,419	565,185
Broadcom Corp. Class A (a)	86,049	2,143,481
Intel Corp.	2,007,351	41,720,783
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp. (a)	58,467	$ 2,718,131
Linear Technology Corp.	96,155	3,097,153
LSI Logic Corp. (a)	115,278	816,168
Maxim Integrated Products, Inc.	99,744	3,410,247
Micron Technology, Inc. (a)	186,985	2,174,636
National Semiconductor Corp. (a)	56,054	1,105,385
Novellus Systems, Inc. (a)	46,055	1,686,580
NVIDIA Corp. (a)	48,868	1,124,453
PMC-Sierra, Inc. (a)	51,907	608,869
QLogic Corp. (a)	28,826	1,393,161
Teradyne, Inc. (a)	56,816	983,485
Texas Instruments, Inc.	531,264	9,350,246
Xilinx, Inc. (a)	103,658	2,623,584
		90,115,128
Software - 4.7%
Adobe Systems, Inc.	71,229	2,284,314
Autodesk, Inc.	34,347	555,048
BMC Software, Inc. (a)	71,672	1,170,404
Citrix Systems, Inc. (a)	50,788	1,034,044
Computer Associates International, Inc.	177,596	3,956,839
Compuware Corp. (a)	116,145	670,157
Electronic Arts, Inc. (a)	44,733	3,309,795
Intuit, Inc. (a)	63,049	2,807,572
Mercury Interactive Corp. (a)	26,227	1,012,624
Microsoft Corp.	3,298,354	84,470,846
Novell, Inc. (a)	113,164	348,545
Oracle Corp. (a)	1,610,734	19,361,023
Parametric Technology Corp. (a)	81,243	247,791
PeopleSoft, Inc. (a)	97,260	1,710,803
Siebel Systems, Inc. (a)	150,396	1,434,778
Symantec Corp. (a)	45,379	1,990,323
VERITAS Software Corp. (a)	127,430	3,653,418
		130,018,324
TOTAL INFORMATION TECHNOLOGY		446,558,490
MATERIALS - 2.6%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	69,819	2,904,470
Dow Chemical Co.	281,270	8,708,119
E.I. du Pont de Nemours & Co.	305,983	12,741,132
Eastman Chemical Co.	23,774	752,923
Ecolab, Inc.	80,734	2,066,790
Engelhard Corp.	38,688	958,302
Great Lakes Chemical Corp.	15,431	314,792
Hercules, Inc. (a)	33,768	334,303
International Flavors & Fragrances, Inc.	28,831	920,574
Monsanto Co.	80,313	1,737,973
PPG Industries, Inc.	52,141	2,645,634
Praxair, Inc.	49,912	2,999,711

	Shares	Value (Note 1)
Rohm & Haas Co.	68,211	$ 2,116,587
Sigma Aldrich Corp.	21,773	1,179,661
		40,380,971
Construction Materials - 0.0%
Vulcan Materials Co.	31,196	1,156,436
Containers & Packaging - 0.2%
Ball Corp.	17,516	797,153
Bemis Co., Inc.	16,313	763,448
Pactiv Corp. (a)	48,990	965,593
Sealed Air Corp.	25,930	1,235,824
Temple-Inland, Inc.	16,603	712,435
		4,474,453
Metals & Mining - 0.5%
Alcoa, Inc.	259,674	6,621,687
Allegheny Technologies, Inc.	24,873	164,162
Freeport-McMoRan Copper & Gold, Inc. Class B	44,666	1,094,317
Newmont Mining Corp. Holding Co.	123,562	4,010,823
Nucor Corp.	24,020	1,173,377
Phelps Dodge Corp. (a)	27,338	1,048,139
United States Steel Corp.	31,688	518,733
Worthington Industries, Inc.	26,399	353,747
		14,984,985
Paper & Forest Products - 0.5%
Boise Cascade Corp.	17,908	428,001
Georgia-Pacific Corp.	76,892	1,457,103
International Paper Co.	147,137	5,257,205
Louisiana-Pacific Corp. (a)	32,131	348,300
MeadWestvaco Corp.	61,562	1,520,581
Weyerhaeuser Co.	67,290	3,633,660
		12,644,850
TOTAL MATERIALS		73,641,695
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.4%
ALLTEL Corp.	95,628	4,611,182
AT&T Corp.	241,551	4,649,857
BellSouth Corp.	567,381	15,109,356
CenturyTel, Inc.	43,969	1,532,320
Citizens Communications Co. (a)	87,080	1,122,461
Qwest Communications International, Inc. (a)	520,841	2,489,620
SBC Communications, Inc.	1,020,697	26,078,808
Sprint Corp. - FON Group	276,207	3,977,381
Verizon Communications, Inc.	844,922	33,332,173
		92,903,158
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. (a)	833,134	6,840,030
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	315,840	$ 5,710,387
Sprint Corp. - PCS Group Series 1 (a)	314,410	1,807,858
		14,358,275
TOTAL TELECOMMUNICATION SERVICES		107,261,433
UTILITIES - 3.0%
Electric Utilities - 2.3%
Allegheny Energy, Inc. (a)	38,613	326,280
Ameren Corp.	49,529	2,184,229
American Electric Power Co., Inc.	121,348	3,619,811
CenterPoint Energy, Inc.	93,848	764,861
Cinergy Corp.	54,098	1,990,265
CMS Energy Corp.	44,269	358,579
Consolidated Edison, Inc.	68,594	2,968,748
Constellation Energy Group, Inc.	50,794	1,742,234
Dominion Resources, Inc.	95,484	6,136,757
DTE Energy Co.	51,604	1,993,979
Edison International (a)	100,094	1,644,544
Entergy Corp.	69,366	3,661,137
Exelon Corp.	99,610	5,957,674
FirstEnergy Corp.	91,439	3,515,830
FPL Group, Inc.	56,309	3,764,257
PG&E Corp. (a)	125,710	2,658,767
Pinnacle West Capital Corp.	28,035	1,049,911
PPL Corp.	51,785	2,226,755
Progress Energy, Inc.	73,978	3,247,634
Public Service Enterprise Group, Inc.	69,396	2,931,981
Southern Co.	221,729	6,909,076
TECO Energy, Inc.	54,226	650,170
TXU Corp.	99,004	2,222,640
Xcel Energy, Inc.	122,491	1,842,265
		64,368,384
Gas Utilities - 0.3%
KeySpan Corp.	48,332	1,713,369
Kinder Morgan, Inc.	37,503	2,049,539
Nicor, Inc.	13,524	501,876
NiSource, Inc.	80,665	1,532,635
Peoples Energy Corp.	11,076	475,050
Sempra Energy	63,731	1,818,245
		8,090,714
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	188,216	1,195,172
Calpine Corp. (a)	117,101	772,867
Duke Energy Corp.	276,847	5,523,098
Dynegy, Inc. Class A	114,486	480,841
El Paso Corp.	184,056	1,487,172

	Shares	Value (Note 1)
Mirant Corp. (a)	124,131	$ 359,980
Williams Companies, Inc.	159,052	1,256,511
		11,075,641
TOTAL UTILITIES		83,534,739
TOTAL COMMON STOCKS (Cost $2,295,352,677)		2,760,182,819
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.82% to 1.09% 8/21/03 (c) (Cost $2,496,346)	$ 2,500,000	2,497,118
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	28,236,303	28,236,303
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	29,926,103	29,926,103
TOTAL MONEY MARKET FUNDS (Cost $58,162,406)		58,162,406
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,356,011,429)		2,820,842,343
NET OTHER ASSETS - (1.0)%		(26,849,276)
NET ASSETS - 100%		$ 2,793,993,067
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
75 S&P 500 E-Mini Index Contracts	Sept. 2003	$ 3,649,875	$ (52,847)
122 S&P 500 Index Contracts	Sept. 2003	29,685,650	(327,023)
		$ 33,335,525	$ (379,870)

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,497,118.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $121,000,886 and $141,658,912, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms with are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $600 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $9,886,000. The weighted average interest rate was 1.38%. At period end there were no interfund loans outstanding.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $178,357,000 of which $12,929,000, $42,621,000 and $122,807,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,527,748) (cost $2,356,011,429) - See accompanying schedule		$ 2,820,842,343
Receivable for investments sold		148,304
Receivable for fund shares sold		2,366,336
Dividends receivable		3,401,251
Interest receivable		27,374
Receivable from investment adviser for expense reductions		125,996
Other receivables		8,713
Total assets		2,826,920,317

Liabilities
Payable for investments purchased	$ 203,201
Payable for fund shares redeemed	1,933,745
Accrued management fee	564,770
Distribution fees payable	9,946
Other payables and accrued expenses	289,485
Collateral on securities loaned, at value	29,926,103
Total liabilities		32,927,250

Net Assets		$ 2,793,993,067
Net Assets consist of:
Paid in capital		$ 2,513,384,093
Undistributed net investment income		18,952,198
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(202,794,099)
Net unrealized appreciation (depreciation) on investments		464,450,875
Net Assets		$ 2,793,993,067

Initial Class: Net Asset Value, offering price and redemption price per share ($2,738,890,083 ÷ 24,968,044 shares)		$ 109.70

Service Class: Net Asset Value, offering price and redemption price per share ($10,722,219 ÷ 97,904 shares)		$ 109.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($44,380,765 ÷ 406,710 shares)		$ 109.12

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 22,532,544
Interest		172,970
Security lending		50,675
Total income		22,756,189

Expenses
Management fee	$ 3,061,884
Transfer agent fees	885,038
Distribution fees	47,791
Accounting and security lending fees	256,325
Non-interested trustees' compensation	5,141
Depreciation in deferred trustee compensation account	(7,840)
Custodian fees and expenses	26,656
Audit	31,475
Legal	3,309
Interest	1,134
Miscellaneous	63,813
Total expenses before reductions	4,374,726
Expense reductions	(747,774)	3,626,952
Net investment income (loss)		19,129,237
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(29,916,597)
Foreign currency transactions	588
Futures contracts	6,433,282
Swap agreements	118,320
Total net realized gain (loss)		(23,364,407)
Change in net unrealized appreciation (depreciation) on: Investment securities	290,333,986
Futures contracts	(132,578)
Total change in net unrealized appreciation (depreciation)		290,201,408
Net gain (loss)		266,837,001
Net increase (decrease) in net assets resulting from operations		$ 285,966,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,129,237	$ 39,711,750
Net realized gain (loss)	(23,364,407)	(104,818,443)
Change in net unrealized appreciation (depreciation)	290,201,408	(705,886,007)
Net increase (decrease) in net assets resulting from operations	285,966,238	(770,992,700)
Distributions to shareholders from net investment income	(39,819,617)	(39,813,740)
Share transactions - net increase (decrease)	12,065,775	(151,386,548)
Total increase (decrease) in net assets	258,212,396	(962,192,988)

Net Assets
Beginning of period	2,535,780,671	3,497,973,659
End of period (including undistributed net investment income of $18,952,198 and undistributed net investment income of $39,666,152, respectively)	$ 2,793,993,067	$ 2,535,780,671
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,890,937	30,485	263,625
Reinvested	423,444	1,303	4,503
Redeemed	(2,339,033)	(9,021)	(173,974)
Net increase (decrease)	(24,652)	22,767	94,154
Dollars
Sold	$ 193,264,345	$ 3,047,651	$ 26,399,459
Reinvested	39,282,914	120,726	415,977
Redeemed	(232,181,703)	(903,034)	(17,380,560)
Net increase (decrease)	$ 365,556	$ 2,265,343	$ 9,434,876

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	3,790,969	60,557	570,859
Reinvested	321,923	354	1,841
Redeemed	(5,838,189)	(11,000)	(409,561)
Net increase (decrease)	(1,725,297)	49,911	163,139
Dollars
Sold	$ 431,128,827	$ 6,939,815	$ 60,711,481
Reinvested	39,545,037	43,491	225,252
Redeemed	(645,993,552)	(1,271,169)	(42,715,730)
Net increase (decrease)	$ (175,319,688)	$ 5,712,137	$ 18,221,003

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,282,914	$ 120,726	$ 415,977
From net realized gain	-	-	-
Total	$ 39,282,914	$ 120,726	$ 415,977

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,544,997	$ 43,491	$ 225,252
From net realized gain	-	-	-
Total	$ 39,544,997	$ 43,491	$ 225,252

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 99.92	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40
Income from Investment Operations
Net investment income (loss) E	.76	1.51	1.48	1.51	1.64	1.65
Net realized and unrealized gain (loss)	10.62	(30.18)	(19.34)	(16.99)	26.88	29.70
Total from investment operations	11.38	(28.67)	(17.86)	(15.48)	28.52	31.35
Distributions from net investment income	(1.60)	(1.49)	(1.59)	(1.67)	(1.40)	(1.36)
Distributions from net realized gain	-	-	-	(.73)	(.95)	(3.15)
Total distributions	(1.60)	(1.49)	(1.59)	(2.40)	(2.35)	(4.51)
Net asset value, end of period	$ 109.70	$ 99.92	$ 130.08	$ 149.53	$ 167.41	$ 141.24
Total Return B,C,D	11.68%	(22.25)%	(12.09)%	(9.30)%	20.52%	28.31%
Ratios to Average Net Assets F
Expenses before expense reductions	.34% A	.33%	.35%	.33%	.34%	.35%
Expenses net of voluntary waivers, if any	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.50% A	1.34%	1.09%	.94%	1.09%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,738,890	$ 2,497,252	$ 3,475,357	$ 4,148,728	$ 5,538,735	$ 3,772,068
Portfolio turnover rate	10% A	7%	9%	10%	8%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 99.74	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	.71	1.34	1.24	.65
Net realized and unrealized gain (loss)	10.60	(30.07)	(19.23)	(17.88)
Total from investment operations	11.31	(28.73)	(17.99)	(17.23)
Distributions from net investment income	(1.53)	(1.47)	(1.53)	-
Net asset value, end of period	$ 109.52	$ 99.74	$ 129.94	$ 149.46
Total Return B,C,D	11.62%	(22.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.46% A	.47%	.56%	.43% A
Expenses net of voluntary waivers, if any	.38% A	.38%	.38%	.38% A
Expenses net of all reductions	.38% A	.38%	.38%	.38% A
Net investment income (loss)	1.40% A	1.24%	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,722	$ 7,494	$ 3,278	$ 90
Portfolio turnover rate	10% A	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 99.29	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.63	1.19	1.09	1.04
Net realized and unrealized gain (loss)	10.58	(30.00)	(19.23)	(12.71)
Total from investment operations	11.21	(28.81)	(18.14)	(11.67)
Distributions from net investment income	(1.38)	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	-	(.73)
Total distributions	(1.38)	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 109.12	$ 99.29	$ 129.43	$ 149.18
Total Return B,C,D	11.54%	(22.45)%	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60%	.61%	.76% A
Expenses net of voluntary waivers, if any	.53% A	.53%	.53%	.53% A
Expenses net of all reductions	.53% A	.53%	.53%	.53% A
Net investment income (loss)	1.25% A	1.09%	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,381	$ 31,035	$ 19,338	$ 323
Portfolio turnover rate	10% A	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

>Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Nikko Cordial Corp. (Japan)	4.4
Nomura Holdings, Inc. (Japan)	4.0
Daiwa Securities Group, Inc. (Japan)	3.0
Total SA Series B (France)	2.4
Infineon Technologies AG (Germany)	2.4
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	32.3
Information Technology	17.2
Health Care	9.0
Energy	9.1
Consumer Discretionary	9.0
Top Five Countries as of June 30, 2003
(excluding cash equivalents)	% of fund's net assets
Japan	24.6
United Kingdom	12.9
France	7.9
Germany	7.3
Switzerland	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
Australia - 1.1%
News Corp. Ltd. sponsored ADR	608,000	$ 15,212,160
Belgium - 0.2%
Fortis	131,300	2,285,824
Canada - 3.3%
Alcan, Inc.	138,300	4,310,716
Canadian Natural Resources Ltd.	137,000	5,463,533
EnCana Corp.	262,300	10,061,515
Precision Drilling Corp. (a)	99,600	3,755,507
Talisman Energy, Inc.	445,300	20,319,001
Tembec, Inc. (a)	200,800	1,214,216
TOTAL CANADA		45,124,488
Cayman Islands - 0.5%
Noble Corp. (a)	186,100	6,383,230
Denmark - 0.7%
Coloplast AS Series B	28,000	2,169,769
Novo Nordisk AS Series B	219,100	7,691,234
TOTAL DENMARK		9,861,003
Finland - 1.5%
Nokia Corp.	1,307,300	21,478,932
France - 7.9%
Alcatel SA sponsored ADR (a)	378,000	3,383,100
Aventis SA (France)	75,730	4,142,431
AXA SA	640,704	9,966,416
BNP Paribas SA	374,102	19,060,291
Credit Agricole SA	113,400	2,160,913
L'Air Liquide SA	17,900	2,660,759
Pechiney SA (a)	94,200	3,390,518
Pernod-Ricard	67,700	6,056,698
Sanofi-Synthelabo SA	53,800	3,159,211
Suez SA (France)	126,000	2,010,759
Television Francaise 1 SA	431,400	13,311,934
Total SA Series B	220,300	33,397,480
Vivendi Universal SA sponsored ADR	355,500	6,555,420
TOTAL FRANCE		109,255,930
Germany - 7.3%
Allianz AG (Reg.)	186,500	15,542,599
Altana AG sponsored ADR	59,900	3,713,800
BASF AG	87,400	3,743,524
Bayer AG	120,900	2,809,142
Deutsche Boerse AG	418,731	22,240,513
Deutsche Telekom AG sponsored ADR	570,300	8,668,560
Infineon Technologies AG (a)	3,417,200	33,129,030
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	110,000	11,244,342
TOTAL GERMANY		101,091,510

	Shares	Value (Note 1)
Hong Kong - 1.5%
China Mobile (Hong Kong) Ltd.	1,667,000	$ 3,924,118
CNOOC Ltd.	1,550,500	2,286,492
Hong Kong Exchanges & Clearing Ltd.	2,602,000	3,737,020
Hutchison Whampoa Ltd.	1,411,600	8,598,156
Techtronic Industries Co.	1,336,000	2,244,284
TOTAL HONG KONG		20,790,070
India - 0.8%
Dr. Reddy's Laboratories Ltd.	151,900	3,582,955
Housing Development Finance Corp. Ltd.	213,800	1,884,858
Infosys Technologies Ltd.	17,000	1,195,916
Ranbaxy Laboratories Ltd.	223,600	3,781,350
Satyam Computer Services Ltd.	294,600	1,220,994
TOTAL INDIA		11,666,073
Italy - 1.7%
Banca Intesa Spa	1,077,275	3,454,443
Telecom Italia Spa	1,601,324	14,534,395
Unicredito Italiano Spa	1,144,300	5,467,820
TOTAL ITALY		23,456,658
Japan - 24.6%
Advantest Corp.	138,600	6,160,515
Canon, Inc.	459,000	20,953,350
Credit Saison Co. Ltd.	284,900	4,686,842
Daikin Industries Ltd.	71,000	1,308,004
Daiwa Securities Group, Inc.	7,207,000	41,547,582
Fuji Photo Film Co. Ltd.	82,000	2,377,308
Ito-Yokado Co. Ltd.	569,000	13,667,600
JAFCO Co. Ltd.	199,800	11,351,324
KDDI Corp.	3,372	13,100,343
Konica Corp.	251,000	2,866,714
Kyocera Corp.	122,000	7,002,590
Kyorin Pharmaceutical Co. Ltd.	19,000	260,657
Matsushita Electric Industrial Co. Ltd.	306,000	3,075,300
Mitsubishi Securities Co. Ltd.	247,000	1,502,348
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,441	6,599,780
Mizuho Financial Group, Inc. (a)	1,509	1,196,458
Murata Manufacturing Co. Ltd.	104,700	4,128,866
Nikko Cordial Corp.	15,261,000	61,457,117
Nikon Corp. (a)	373,000	3,082,104
Nissan Motor Co. Ltd.	962,300	9,117,793
Nomura Holdings, Inc.	4,341,000	55,273,491
ORIX Corp.	254,000	14,091,069
Rohm Co. Ltd.	101,500	11,100,635
Seiko Epson Corp.	10,300	307,219
Shin-Etsu Chemical Co. Ltd.	177,600	6,083,716
SMC Corp.	15,900	1,343,045
Sony Corp.	224,600	6,288,800
Sumitomo Electric Industries Ltd.	683,000	5,004,520
Sumitomo Mitsui Financial Group, Inc.	3,185	6,971,928
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	281,000	$ 13,358,593
Toyota Motor Corp.	209,700	5,431,230
TOTAL JAPAN		340,696,841
Korea (South) - 2.1%
Kookmin Bank	25,810	777,540
Samsung Electronics Co. Ltd.	95,810	28,462,382
TOTAL KOREA (SOUTH)		29,239,922
Mexico - 1.3%
Grupo Televisa SA de CV sponsored ADR	268,600	9,266,700
Telefonos de Mexico SA de CV sponsored ADR	188,900	5,935,238
TV Azteca SA de CV sponsored ADR	334,000	2,171,000
TOTAL MEXICO		17,372,938
Netherlands - 5.3%
Akzo Nobel NV	141,800	3,768,237
ASML Holding NV (a)	2,522,400	24,114,157
ING Groep NV (Certificaten Van Aandelen)	1,166,524	20,449,161
Koninklijke Ahold NV (a)	357,900	2,979,382
Koninklijke Philips Electronics NV	312,500	5,971,876
STMicroelectronics NV (NY Shares)	75,500	1,569,645
VNU NV	344,700	10,648,494
Wolters Kluwer NV (Certificaten Van Aandelen)	263,100	3,180,800
TOTAL NETHERLANDS		72,681,752
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	1,257,000	2,214,384
Russia - 0.8%
JSC MMC 'Norilsk Nickel' sponsored ADR	114,800	3,974,950
YUKOS Corp. sponsored ADR	123,000	6,844,950
TOTAL RUSSIA		10,819,900
Singapore - 0.5%
Flextronics International Ltd. (a)	732,300	7,608,597
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	172,600	2,324,922
Sappi Ltd.	171,000	2,065,726
TOTAL SOUTH AFRICA		4,390,648
Spain - 2.6%
Altadis SA (Spain)	271,800	6,985,056
Banco Popular Espanol SA (Reg.)	164,200	8,318,635
Banco Santander Central Hispano SA	1,476,868	12,974,554
Inditex SA	152,575	3,847,279
Telefonica SA	356,284	4,105,581
TOTAL SPAIN		36,231,105

	Shares	Value (Note 1)
Sweden - 2.1%
Hennes & Mauritz AB (H&M) (B Shares)	100,000	$ 2,304,667
Nordea AB	1,077,600	5,209,970
Securitas AB (B Shares)	208,400	2,140,434
Telefonaktiebolaget LM Ericsson ADR (a)	1,808,800	19,227,544
TOTAL SWEDEN		28,882,615
Switzerland - 6.8%
Compagnie Financiere Richemont unit	130,930	2,122,089
Converium Holding AG	72,080	3,334,073
Credit Suisse Group (Reg.)	950,866	25,087,606
Novartis AG (Reg.)	677,650	26,977,245
Roche Holding AG (participation certificate)	220,010	17,300,224
Swiss Reinsurance Co. (Reg.)	114,517	6,360,643
UBS AG (Reg.)	173,934	9,699,472
Zurich Financial Services AG	20,970	2,506,405
TOTAL SWITZERLAND		93,387,757
Taiwan - 0.3%
Hon Hai Precision Industries Co. Ltd.	437,400	1,588,359
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,643,782	2,711,099
TOTAL TAIWAN		4,299,458
United Kingdom - 12.9%
3i Group PLC	824,700	7,712,262
Abbey National PLC	960,800	7,482,212
AstraZeneca PLC (United Kingdom)	470,400	19,178,209
BHP Billiton PLC	821,100	4,335,349
BP PLC	1,673,300	11,718,684
Carlton Communications PLC	915,000	2,294,410
Centrica PLC	877,900	2,553,746
GlaxoSmithKline PLC	1,170,794	23,731,986
HBOS PLC	494,656	6,422,936
HSBC Holdings PLC (United Kingdom) (Reg.)	897,400	10,609,070
Kingfisher PLC	1,449,744	6,652,735
Lloyds TSB Group PLC	497,750	3,544,619
Man Group PLC	353,400	6,995,763
Prudential PLC	1,374,000	8,346,226
Reckitt Benckiser PLC	211,200	3,887,193
Reed Elsevier PLC	477,500	3,985,260
Rio Tinto PLC (Reg.)	408,200	7,811,930
Shire Pharmaceuticals Group PLC sponsored ADR (a)	196,300	3,867,110
Tesco PLC	1,949,778	7,075,581
Vodafone Group PLC	14,790,003	29,062,268
William Hill PLC	189,500	895,473
TOTAL UNITED KINGDOM		178,163,022
United States of America - 5.9%
Baker Hughes, Inc.	197,300	6,623,361
ENSCO International, Inc.	251,800	6,773,420
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	138,700	$ 3,398,150
Grant Prideco, Inc. (a)	373,900	4,393,325
Micron Technology, Inc. (a)	508,900	5,918,507
Motorola, Inc.	2,294,400	21,636,192
NTL, Inc. (a)	170,500	5,817,460
Smith International, Inc. (a)	23,900	878,086
Synthes-Stratec, Inc.	7,630	5,494,368
Transocean, Inc.	145,600	3,198,832
Tyco International Ltd.	826,000	15,677,480
Weatherford International Ltd. (a)	50,300	2,107,570
TOTAL UNITED STATES OF AMERICA		81,916,751
TOTAL COMMON STOCKS (Cost $1,192,538,495)		1,274,511,568
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (Cost $1,867,790)	126,720	250,906
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 1.18% (b)	86,546,907	86,546,907
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	19,136,267	19,136,267
TOTAL MONEY MARKET FUNDS (Cost $105,683,174)		105,683,174
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,300,089,459)		1,380,445,648
NET OTHER ASSETS - 0.1%		1,989,057
NET ASSETS - 100%		$ 1,382,434,705
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $439,949,301 and $509,450,883, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,325 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $13,944,600. The weighted average interest rate was 1.36%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $559,394,000 of which $367,608,000 and $191,786,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,402,673) (cost $1,300,089,459) - See accompanying schedule		$ 1,380,445,648
Cash		6,898
Foreign currency held at value (cost $23,105,143)		23,056,141
Receivable for investments sold		146,583
Receivable for fund shares sold		6,211,537
Dividends receivable		2,277,638
Interest receivable		55,235
Redemption fees receivable		52
Other receivables		299,227
Total assets		1,412,498,959
Liabilities
Payable for investments purchased	$ 922,175
Payable for fund shares redeemed	8,839,331
Accrued management fee	865,544
Distribution fees payable	36,025
Other payables and accrued expenses	264,912
Collateral on securities loaned, at value	19,136,267
Total liabilities		30,064,254
Net Assets		$ 1,382,434,705
Net Assets consist of:
Paid in capital		$ 1,985,903,310
Undistributed net investment income		7,507,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(691,325,538)
Net unrealized appreciation (de- preciation) on investments and assets and liabilities in foreign currencies		80,349,616
Net Assets		$ 1,382,434,705
Initial Class: Net Asset Value, offering price and redemption price per share ($1,053,227,835 ÷ 87,782,326 shares)		$ 12.00
Service Class: Net Asset Value, offering price and redemption price per share ($190,562,947 ÷ 15,932,960 shares)		$ 11.96
Service Class 2: Net Asset Value, offering price and redemption price per share ($81,081,902 ÷ 6,789,004 shares)		$ 11.94
Initial Class R: Net Asset Value, offering price and redemption price per share ($22,702,948 ÷ 1,894,524 shares)		$ 11.98
Service Class R: Net Asset Value, offering price and redemption price per share ($29,817,155 ÷ 2,495,641 shares)		$ 11.95
Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,041,918 ÷ 424,347 shares)		$ 11.88

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 17,838,642
Interest		540,140
Security lending		571,598
		18,950,380
Less foreign taxes withheld		(1,941,369)
Total income		17,009,011

Expenses
Management fee	$ 4,673,426
Transfer agent fees	455,200
Distribution fees	183,770
Accounting and security lending fees	331,104
Non-interested trustees' compensation	2,570
Depreciation in deferred trustee compensation account	(5,311)
Custodian fees and expenses	240,146
Audit	38,342
Legal	1,290
Interest	7,888
Miscellaneous	29,547
Total expenses before reductions	5,957,972
Expense reductions	(228,066)	5,729,906
Net investment income (loss)		11,279,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(95,209,723)
Foreign currency transactions	(241,917)
Total net realized gain (loss)		(95,451,640)
Change in net unrealized appreciation (depreciation) on: Investment securities	223,413,736
Assets and liabilities in foreign currencies	189,361
Total change in net unrealized appreciation (depreciation)		223,603,097
Net gain (loss)		128,151,457
Net increase (decrease) in net assets resulting from operations		$ 139,430,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,279,105	$ 12,214,036
Net realized gain (loss)	(95,451,640)	(174,115,283)
Change in net unrealized appreciation (depreciation)	223,603,097	(167,568,490)
Net increase (decrease) in net assets resulting from operations	139,430,562	(329,469,737)
Distributions to shareholders from net investment income	(11,225,102)	(12,564,381)
Share transactions - net increase (decrease)	(37,679,479)	(152,413,852)
Redemption fees	12,326	102,940
Total increase (decrease) in net assets	90,538,307	(494,345,030)

Net Assets
Beginning of period	1,291,896,398	1,786,241,428
End of period (including undistributed net investment income of $7,507,317 and undistributed net investment income of $5,142,046, respectively)	$ 1,382,434,705	$ 1,291,896,398
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	80,264,567	28,729,931	34,523,817	628,568	929,310	277,652
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(87,306,164)	(29,142,086)	(32,149,368)	(174,921)	(96,162)	(3,869)
Net increase (decrease)	(6,149,976)	(271,707)	2,400,687	469,146	850,679	276,061
Dollars
Sold	$ 867,955,197	$ 308,701,957	$ 365,448,719	$ 6,593,640	$ 9,771,885	$ 2,921,054
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(951,198,138)	(314,422,120)	(341,701,212)	(1,894,882)	(1,040,087)	(40,594)
Net increase (decrease)	$ (74,085,989)	$ (4,281,976)	$ 24,015,917	$ 4,857,778	$ 8,911,139	$ 2,903,652

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Sold	155,379,548	83,280,851	56,191,820	1,731,891	1,927,754	148,296
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(170,119,744)	(84,583,414)	(55,371,184)	(306,513)	(282,792)	(10)
Net increase (decrease)	(13,915,435)	(1,181,717)	850,971	1,425,378	1,644,962	148,286
Dollars
Sold	$ 1,967,649,782	$ 1,080,032,631	$ 680,275,000	$ 22,005,065	$ 24,459,961	$ 1,672,814
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(2,163,169,922)	(1,102,393,299)	(668,279,318)	(3,557,947)	(3,672,885)	(114)
Net increase (decrease)	$ (184,897,224)	$ (20,807,798)	$ 12,384,276	$ 18,447,118	$ 20,787,076	$ 1,672,700

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192
From net realized gain	-	-	-	-	-	-
Total	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Income from Investment Operations
Net investment income (loss) E	.10	.10	.14	.19 F	.24	.23
Net realized and unrealized gain (loss)	1.02	(2.90)	(3.86)	(4.93)	7.95	2.13
Total from investment operations	1.12	(2.80)	(3.72)	(4.74)	8.19	2.36
Distributions from net investment income	(.10)	(.10)	(.93)	(.31)	(.31)	(.38)
Distributions in excess of net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.47)	(2.33)	(.50)	(1.12)
Total distributions	(.10)	(.10)	(2.40)	(2.70)	(.81)	(1.50)
Redemption fees added to paid in capital E,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.00	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06
Total Return B,C,D	10.35%	(20.28)%	(21.21)%	(19.07)%	42.55%	12.81%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.90%	.92%	.89%	.91%	.91%
Expenses net of voluntary waivers, if any	.91% A	.90%	.92%	.89%	.91%	.91%
Expenses net of all reductions	.87% A	.86%	.87%	.87%	.87%	.89%
Net investment income (loss)	1.80% A	.79%	.91%	.84%	1.10%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053,228	$ 1,031,489	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843
Portfolio turnover rate	72% A	77%	98%	136%	78%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Income from Investment Operations
Net investment income (loss) E	.09	.09	.12	.17 F	.22	.15
Net realized and unrealized gain (loss)	1.02	(2.89)	(3.84)	(4.93)	7.94	2.19
Total from investment operations	1.11	(2.80)	(3.72)	(4.76)	8.16	2.34
Distributions from net investment income	(.09)	(.09)	(.92)	(.30)	(.31)	(.38)
Distributions in excess of net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.47)	(2.33)	(.50)	(1.12)
Total distributions	(.09)	(.09)	(2.39)	(2.69)	(.81)	(1.50)
Redemption fees added to paid in capital E,H	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04
Total Return B,C,D	10.28%	(20.34)%	(21.27)%	(19.18)%	42.44%	12.69%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	1.03%	.99%	1.01%	1.01%
Expenses net of voluntary waivers, if any	1.01% A	1.00%	1.03%	.99%	1.01%	1.01%
Expenses net of all reductions	.97% A	.96%	.97%	.97%	.98%	.97%
Net investment income (loss)	1.70% A	.69%	.81%	.74%	1.00%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,563	$ 177,322	$ 240,525	$ 257,257	$ 144,371	$ 34,720
Portfolio turnover rate	72% A	77%	98%	136%	78%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	1.02	(2.88)	(3.80)	(3.68)
Total from investment operations	1.10	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	(.06)
Distributions from net realized gain	-	-	(1.47)	(2.33)
Total distributions	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E,I	-	-	-	-
Net asset value, end of period	$ 11.94	$ 10.90	$ 13.81	$ 19.91
Total Return B,C,D	10.18%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.17% A	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.17% A	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.12%	1.13% A
Net investment income (loss)	1.54% A	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,082	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	72% A	77%	98%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.10	.06
Net realized and unrealized gain (loss)	1.01	(3.13)
Total from investment operations	1.11	(3.07)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 11.98	$ 10.98
Total Return B,C,D	10.28%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A	.91% A
Expenses net of voluntary waivers, if any	.90% A	.91% A
Expenses net of all reductions	.87% A	.87% A
Net investment income (loss)	1.80% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,703	$ 15,649
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.09	.05
Net realized and unrealized gain (loss)	1.02	(3.12)
Total from investment operations	1.11	(3.07)
Distributions from net investment income	(.10)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 11.95	$ 10.94
Total Return B,C,D	10.30%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.01% A
Expenses net of voluntary waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	1.70% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,817	$ 17,997
Portfolio turnover rate	72% A	77%
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.08	.04
Net realized and unrealized gain (loss)	1.01	(3.10)
Total from investment operations	1.09	(3.06)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 11.88	$ 10.90
Total Return B,C,D	10.17%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.17% A
Expenses net of voluntary waivers, if any	1.16% A	1.17% A
Expenses net of all reductions	1.12% A	1.14% A
Net investment income (loss)	1.55% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,042	$ 1,616
Portfolio turnover rate	72% A	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio (the funds) are funds of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. VIP Equity-Income, VIP Growth and VIP Contrafund Portfolios also offer Service Class 2R shares. VIP Overseas Portfolio also offers Initial Class R, Service Class R, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method for the High Income Portfolio, certain amounts for the year ended December 31, 2002, have been reclassified from what was previously reported. Net investment income for the fund decreased by $4,105,765 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $7,408,020 and $(3,302,255) respectively. The reclassification has no impact on the net assets of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager	$ 2,989,144,194	$ 212,641,139	$ (173,192,439)	$ 39,448,700
Contrafund	7,092,646,687	1,527,489,742	(117,030,183)	1,410,459,559
Equity-Income	7,982,621,107	1,703,193,152	(950,439,083)	752,754,069
Growth	7,749,432,530	1,767,464,895	(451,914,509)	1,315,550,386
High Income	1,816,872,680	175,399,585	(69,575,822)	105,823,763
Index 500	2,364,179,105	833,864,733	(377,201,495)	456,663,238
Overseas	1,320,195,948	212,315,773	(152,066,073)	60,249,700

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the applicable fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their interest rate risk or market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time.

During the period, Asset Manager Portfolio entered into interest rate swaps. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact Asset Manager Portfolio. Gains or losses are realized upon early termination of the swap agreement.

During the period, Index 500 Portfolio entered into total return swaps. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Index 500 Portfolio will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Payments made and received by Index 500 Portfolio are recorded in the Statement of Operations as income. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Index 500 Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund's average net assets for High Income and Overseas Portfolios, .30% for Contrafund and Growth Portfolios, .25% for Asset Manager Portfolio, and .20% for Equity-Income Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .24% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager	.53%
Contrafund	.58%
Equity-Income	.48%
Growth	.58%
High Income	.59%
Index 500.24%
Overseas	.73%

Sub-Adviser Fee. Prior to January 13, 2003, FMR and Index 500 Portfolio entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI received a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund. Effective January 13, 2003, DAMI no longer served as sub-adviser. FMR has assumed responsibility for all investment management decisions. Effective August 4, 2003, Geode Capital Management, LLC (Geode) will serve as sub-adviser for the fund. Geode will provide discretionary investment advisory services to the fund and will be paid by FMR for providing these services.

Prior to January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG, was responsible for providing securities lending services. DBTCA retained up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $151. Effective January 13, 2003, the fund has entered into a securities lending agreement under the same terms with Mellon Bank, N.A.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2 R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
Asset Manager	$ 13,137	$ 21,357	-	-
Contrafund	$ 604,568	$ 641,849	-	$ 618
Equity-Income	$ 393,406	$ 578,824	-	$ 737
Growth	$ 536,213	$ 352,647	-	$ 329
High Income	$ 156,109	$ 57,012	-	-
Index 500	$ 4,411	$ 43,380	-	-
Overseas	$ 87,478	$ 81,034	$ 11,183	$ 4,075

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager
Initial Class	$ 955,884
Service Class	10,498
Service Class 2	7,843
$ 974,225
Contrafund
Initial Class	$ 2,040,189
Service Class	420,618
Service Class 2	189,465
Service Class 2R	171
$ 2,650,443
Equity-Income
Initial Class	$ 2,302,677
Service Class	269,551
Service Class 2	170,175
Service Class 2R	206
$ 2,742,609
Growth
Initial Class	$ 2,382,969
Service Class	371,290
Service Class 2	104,799
Service Class 2R	106
$ 2,859,164
High Income
Initial Class	$ 460,238
Service Class	109,938
Service Class 2	18,794
$ 588,970
Index 500
Initial Class	$ 866,528
Service Class	4,052
Service Class 2	14,458
$ 885,038
Overseas
Initial Class	$ 350,246
Service Class	63,373
Service Class 2	26,334
Initial Class R	6,227
Service Class R	7,837
Service Class 2R	1,183
$ 455,200

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager	$ 2,839,218
Contrafund	$ 3,203,284
Equity-Income	$ 171,761
Growth	$ 697,576
High Income	$ 438,314
Index 500	$ 166,828
Overseas	$ 251,001

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Index 500
Initial Class	.28%	$ 728,262
Service Class	.38%	3,561
Service Class 2.53%		12,493
		$ 744,316

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction

Asset Manager	$ 398,520	$ 2,286
Contrafund	$ 1,222,024	$ 2,519
Equity Income	$ 477,996	$ 980
Growth	$ 1,413,315	$ -
High Income	$ 10,276	$ 4,596
Index 500	$ -	$ 3,458
Overseas	$ 226,906	$ 1,160

9. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager	22%	1	19%
Contrafund	15%	2	33%
Equity-Income	11%	1	27%
Growth	12%	2	37%
High Income	19%	2	53%
Index 500	29%	-	-
Overseas	12%	2	40%

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager, Contrafund, Equity-Income, Growth,
High Income, Index 500, and Overseas Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager Portfolio

Fidelity Management & Research (U.K.) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity International Investment Advisors
Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income Portfolio

JPMorgan Chase Bank, New York, NY
Asset Manager, Equity-Income, and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth and Index 500 Portfolios

VIPGRP1-SANN-0803
1.790133.100

Fidelity® Variable Insurance Products

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Asset Manager: Growth Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Balanced Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Growth & Income Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Growth Opportunities Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investment Grade Bond Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Mid Cap Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Money Market Portfolio	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Semiannual Report

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Cardinal Health, Inc.	5.1
Clear Channel Communications, Inc.	3.9
Merck & Co., Inc.	3.5
American International Group, Inc.	3.4
General Electric Co.	3.2
19.1
Top Five Market Sectors as of June 30, 2003
(stocks only)	% of fund's net assets
Health Care	15.0
Financials	14.4
Consumer Discretionary	9.3
Information Technology	7.5
Consumer Staples	5.9
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	72.1%
Bonds	20.3%
Short-Term Investments and Net Other Assets	7.6%

* Foreign investments	3.7%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	5	$ 0
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	37,700	831,662
Media - 6.0%
AOL Time Warner, Inc. (a)	377,300	6,070,757
Clear Channel Communications, Inc. (a)	296,500	12,568,635
McGraw-Hill Companies, Inc.	7,600	471,200
		19,110,592
Specialty Retail - 3.1%
Home Depot, Inc.	269,400	8,922,528
Limited Brands, Inc.	19,500	302,250
Office Depot, Inc. (a)	15,200	220,552
Staples, Inc. (a)	19,000	348,650
		9,793,980
TOTAL CONSUMER DISCRETIONARY		29,736,234
CONSUMER STAPLES - 5.9%
Beverages - 2.0%
PepsiCo, Inc.	69,700	3,101,650
The Coca-Cola Co.	72,700	3,374,007
		6,475,657
Food & Staples Retailing - 1.5%
CVS Corp.	121,600	3,408,448
Safeway, Inc. (a)	63,500	1,299,210
		4,707,658
Food Products - 0.3%
Kraft Foods, Inc. Class A	7,000	227,850
Unilever NV (NY Shares)	15,600	842,400
		1,070,250
Personal Products - 0.8%
Alberto-Culver Co.:
Class A	20,000	995,600
Class B	28,600	1,461,460
		2,457,060
Tobacco - 1.3%
Altria Group, Inc.	88,800	4,035,072
TOTAL CONSUMER STAPLES		18,745,697
ENERGY - 5.2%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	6,700	250,312
Cooper Cameron Corp. (a)	5,400	272,052
Diamond Offshore Drilling, Inc.	48,500	1,018,015
ENSCO International, Inc.	39,400	1,059,860
GlobalSantaFe Corp.	61,900	1,444,746

	Shares	Value (Note 1)
Grant Prideco, Inc. (a)	10,700	$ 125,725
Nabors Industries Ltd. (a)	12,800	506,240
Rowan Companies, Inc.	12,700	284,480
Transocean, Inc.	61,000	1,340,170
		6,301,600
Oil & Gas - 3.2%
ChevronTexaco Corp.	38,900	2,808,580
ConocoPhillips	99,323	5,442,900
Exxon Mobil Corp.	58,100	2,086,371
		10,337,851
TOTAL ENERGY		16,639,451
FINANCIALS - 14.4%
Capital Markets - 2.9%
Merrill Lynch & Co., Inc.	111,100	5,186,148
Morgan Stanley	96,700	4,133,925
		9,320,073
Commercial Banks - 1.1%
Bank One Corp.	36,300	1,349,634
Synovus Financial Corp.	28,200	606,300
Wachovia Corp.	41,437	1,655,823
		3,611,757
Diversified Financial Services - 3.0%
Citigroup, Inc.	226,500	9,694,200
Insurance - 4.5%
AFLAC, Inc.	13,000	399,750
Allmerica Financial Corp. (a)	31,800	572,082
American International Group, Inc.	195,200	10,771,136
Hartford Financial Services Group, Inc.	36,400	1,833,104
PartnerRe Ltd.	5,200	265,772
Travelers Property Casualty Corp. Class B	20,140	317,608
		14,159,452
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	8,500	294,100
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	128,500	8,666,040
MGIC Investment Corp.	3,800	177,232
		8,843,272
TOTAL FINANCIALS		45,922,854
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	95,400	2,480,400
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	250,750	16,123,213
Pharmaceuticals - 9.1%
Johnson & Johnson	174,900	9,042,330
Merck & Co., Inc.	185,100	11,207,805
Pfizer, Inc.	101,100	3,452,565
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Recordati Spa	5,813	$ 104,218
Schering-Plough Corp.	111,200	2,068,320
Wyeth	71,100	3,238,605
		29,113,843
TOTAL HEALTH CARE		47,717,456
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
United Technologies Corp.	7,300	517,059
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B (a)	9,900	221,958
Avery Dennison Corp.	2,700	135,540
ChoicePoint, Inc. (a)	17,700	611,004
		968,502
Industrial Conglomerates - 4.6%
3M Co.	3,100	399,838
General Electric Co.	357,700	10,258,836
Tyco International Ltd.	202,000	3,833,960
		14,492,634
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	28,900	1,367,548
Road & Rail - 0.1%
CSX Corp.	5,600	168,504
Union Pacific Corp.	2,900	168,258
		336,762
TOTAL INDUSTRIALS		17,682,505
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	35,186	587,254
Comverse Technology, Inc. (a)	56,100	843,183
Motorola, Inc.	198,900	1,875,627
		3,306,064
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	50,300	1,607,588
Hewlett-Packard Co.	120,200	2,560,260
Sun Microsystems, Inc. (a)	369,900	1,701,540
		5,869,388
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. (sub. vtg.) (a)	18,000	282,060
Flextronics International Ltd. (a)	27,800	288,842
Jabil Circuit, Inc. (a)	12,800	282,880
Sanmina-SCI Corp. (a)	28,700	181,097
Solectron Corp. (a)	143,400	536,316
Thermo Electron Corp. (a)	10,700	224,914
		1,796,109

	Shares	Value (Note 1)
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	2,700	$ 123,471
First Data Corp.	36,300	1,504,272
		1,627,743
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	36,000	748,224
KLA-Tencor Corp. (a)	10,200	474,198
Lam Research Corp. (a)	20,600	375,126
Linear Technology Corp.	3,100	99,851
Micron Technology, Inc. (a)	17,500	203,525
Novellus Systems, Inc. (a)	10,600	388,183
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	47,300	476,784
United Microelectronics Corp. sponsored ADR (a)	97,980	367,425
Xilinx, Inc. (a)	2,100	53,151
		3,186,467
Software - 2.6%
Activision, Inc. (a)	22,350	288,762
Microsoft Corp.	278,400	7,129,824
VERITAS Software Corp. (a)	24,300	696,681
		8,115,267
TOTAL INFORMATION TECHNOLOGY		23,901,038
MATERIALS - 0.7%
Chemicals - 0.2%
Dow Chemical Co.	21,800	674,928
Metals & Mining - 0.4%
Alcan, Inc.	16,500	514,294
Alcoa, Inc.	30,400	775,200
		1,289,494
Paper & Forest Products - 0.1%
Bowater, Inc.	4,100	153,545
International Paper Co.	3,200	114,336
		267,881
TOTAL MATERIALS		2,232,303
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
NTL, Inc. (a)	2,250	76,770
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc. (a)	361,700	1,728,926
SBC Communications, Inc.	133,400	3,408,370
Verizon Communications, Inc.	138,400	5,459,880
		10,673,949
UTILITIES - 0.6%
Electric Utilities - 0.5%
FirstEnergy Corp.	29,800	1,145,810
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	7,100	$ 221,236
Wisconsin Energy Corp.	8,200	237,800
		1,604,846
Gas Utilities - 0.1%
NiSource, Inc.	10,200	193,800
TOTAL UTILITIES		1,798,646
TOTAL COMMON STOCKS (Cost $218,570,890)		215,050,133
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	53,105
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5% pay-in-kind	550	413
TOTAL TELECOMMUNICATION SERVICES		53,518
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	160	169,120
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	1,273	267,330
NTL Europe, Inc. Series A, 10%	11	33
		267,363
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Series E, 11.125%	826	879,690
TOTAL TELECOMMUNICATION SERVICES		1,147,053
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,316,173
TOTAL PREFERRED STOCKS (Cost $2,069,448)		1,369,691
Corporate Bonds - 16.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 3.375% 4/15/23 (f)	$ 240,000	$ 234,600
Media - 0.2%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (f)	134,000	187,761
Liberty Media Corp. 3.25% 3/15/31	410,000	424,715
		612,476
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	180,000	243,225
TOTAL CONSUMER DISCRETIONARY		1,090,301
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (f)	205,000	200,388
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	200,000	208,500
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	290,000	243,238
CIENA Corp. 3.75% 2/1/08	430,000	361,200
		604,438
Semiconductors & Semiconductor Equipment - 0.2%
Atmel Corp. 0% 5/23/21	530,000	199,386
Micron Technology, Inc. 2.5% 2/1/10 (f)	50,000	60,000
Vitesse Semiconductor Corp. 4% 3/15/05	470,000	441,800
		701,186
TOTAL INFORMATION TECHNOLOGY		1,305,624
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	17,000	38,250
TOTAL CONVERTIBLE BONDS		2,843,063
Nonconvertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	100,000	103,500
ArvinMeritor, Inc. 8.75% 3/1/12	155,000	172,050
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	50,000	56,834
Dana Corp.:
9% 8/15/11	95,000	102,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Corp.: - continued
10.125% 3/15/10	$ 190,000	$ 209,000
Lear Corp. 8.11% 5/15/09	40,000	45,800
Stoneridge, Inc. 11.5% 5/1/12	10,000	11,200
United Components, Inc. 9.375% 6/15/13 (f)	50,000	51,500
		752,009
Automobiles - 0.0%
General Motors Corp.:
7.125% 7/15/13	5,000	4,981
8.25% 7/15/23	20,000	19,900
8.375% 7/15/33	25,000	24,928
		49,809
Hotels, Restaurants & Leisure - 1.4%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	215,000	196,725
10.5% 7/15/11 (f)	180,000	180,900
Domino's, Inc. 8.25% 7/1/11 (f)	70,000	71,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	410,000	440,750
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	66,150
Hilton Hotels Corp.:
7.625% 12/1/12	150,000	163,875
8.25% 2/15/11	195,000	217,425
Horseshoe Gaming LLC 8.625% 5/15/09	275,000	292,875
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)(g)	40,000	34,600
Penn National Gaming, Inc. 8.875% 3/15/10	265,000	280,900
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	90,000	92,700
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	265,000	278,250
7.875% 5/1/12	145,000	158,050
Station Casinos, Inc. 8.375% 2/15/08	205,000	220,375
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	360,000	387,900
Town Sports International, Inc. 9.625% 4/15/11 (f)	100,000	104,750
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	80,000	89,600
8.875% 4/15/11	510,000	601,800
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	60,000	62,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	90,000	89,325
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	290,000	319,000
		4,350,275

	Principal Amount	Value (Note 1)
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	$ 120,000	$ 132,600
D.R. Horton, Inc. 8% 2/1/09	200,000	221,000
KB Home 8.625% 12/15/08	180,000	205,200
Standard Pacific Corp. 9.25% 4/15/12	120,000	132,600
		691,400
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	255,000	283,050
Media - 1.8%
AMC Entertainment, Inc. 9.5% 2/1/11	195,000	201,825
American Media Operations, Inc. 10.25% 5/1/09	20,000	21,550
AOL Time Warner, Inc. 7.625% 4/15/31	50,000	57,705
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	110,000	130,350
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	110,000	63,250
0% 4/1/11 (d)	160,000	104,800
0% 5/15/11 (d)	230,000	115,000
8.625% 4/1/09	335,000	244,550
10% 4/1/09	425,000	327,250
10.75% 10/1/09	385,000	300,300
Cinemark USA, Inc. 9% 2/1/13 (f)	90,000	97,875
Clear Channel Communications, Inc. 7.65% 9/15/10	50,000	60,170
Comcast Corp. 7.05% 3/15/33	30,000	33,319
Corus Entertainment, Inc. 8.75% 3/1/12	260,000	278,850
Cox Communications, Inc. 7.125% 10/1/12	40,000	47,765
CSC Holdings, Inc.:
7.625% 4/1/11	90,000	90,900
7.625% 7/15/18	90,000	89,100
7.875% 2/15/18	35,000	36,225
EchoStar DBS Corp.:
9.125% 1/15/09	400,000	447,000
9.375% 2/1/09	100,000	106,750
10.375% 10/1/07	135,000	149,513
Entravision Communications Corp. 8.125% 3/15/09	275,000	286,688
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	280,000	294,000
9.875% 2/1/13 (f)	110,000	118,800
Lamar Media Corp. 7.25% 1/1/13	80,000	84,400
News America Holdings, Inc. 7.75% 12/1/45	100,000	118,949
Nextmedia Operating, Inc. 10.75% 7/1/11	100,000	112,000
PEI Holdings, Inc. 11% 3/15/10 (f)	165,000	182,325
Penton Media, Inc. 11.875% 10/1/07	40,000	38,000
Radio One, Inc. 8.875% 7/1/11	335,000	371,013
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Cinemas Corp. 9.375% 2/1/12	$ 335,000	$ 370,175
Telewest PLC 11% 10/1/07 (c)	425,000	155,125
Vertis, Inc. 9.75% 4/1/09 (f)	130,000	132,275
Vivendi Universal SA 9.25% 4/15/10 (f)	370,000	418,100
Yell Finance BV 10.75% 8/1/11	25,000	28,313
		5,714,210
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)	170,000	153,000
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	70,000	76,300
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (f)	170,000	153,000
Levi Strauss & Co. 12.25% 12/15/12	100,000	83,000
		236,000
TOTAL CONSUMER DISCRETIONARY		12,306,053
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	65,000	74,156
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	225,000	210,375
		284,531
Food Products - 0.4%
Central Garden & Pet Co. 9.125% 2/1/13	50,000	53,500
Chiquita Brands International, Inc. 10.56% 3/15/09	130,000	140,400
Corn Products International, Inc.:
8.25% 7/15/07	235,000	263,200
8.45% 8/15/09	50,000	56,375
Dean Foods Co.:
6.625% 5/15/09	50,000	53,250
6.9% 10/15/17	40,000	39,600
8.15% 8/1/07	231,000	256,410
Doane Pet Care Co.:
9.75% 5/15/07	190,000	180,500
10.75% 3/1/10	130,000	141,700
Michael Foods, Inc. 11.75% 4/1/11	20,000	23,000
		1,207,935
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	245,000	238,875

	Principal Amount	Value (Note 1)
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	$ 70,000	$ 74,244
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	10,000	10,018
		84,262
TOTAL CONSUMER STAPLES		1,815,603
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	50,000	55,875
9.625% 12/1/07	110,000	124,300
Key Energy Services, Inc. 8.375% 3/1/08	100,000	108,000
Kinder Morgan, Inc. 6.5% 9/1/12	25,000	28,657
SESI LLC 8.875% 5/15/11	30,000	32,250
		349,082
Oil & Gas - 1.0%
Chesapeake Energy Corp.:
8.125% 4/1/11	75,000	80,625
8.5% 3/15/12	175,000	185,063
Encore Acquisition Co. 8.375% 6/15/12	245,000	262,150
Forest Oil Corp. 8% 12/15/11	120,000	129,000
General Maritime Corp. 10% 3/15/13 (f)	220,000	240,900
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	60,000	69,600
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	50,000	53,500
Petro-Canada yankee 7% 11/15/28	50,000	58,756
Plains All American Pipeline LP 7.75% 10/15/12	120,000	133,800
Plains Exploration & Production Co. LP 8.75% 7/1/12	265,000	283,550
Teekay Shipping Corp. 8.875% 7/15/11	505,000	553,606
The Coastal Corp.:
6.375% 2/1/09	65,000	56,875
6.5% 5/15/06	162,000	151,470
6.5% 6/1/08	75,000	67,125
6.95% 6/1/28	15,000	11,925
7.5% 8/15/06	530,000	511,450
7.75% 6/15/10	230,000	214,475
7.75% 10/15/35	55,000	46,200
9.625% 5/15/12	55,000	55,138
Vintage Petroleum, Inc. 8.25% 5/1/12	90,000	97,875
		3,263,083
TOTAL ENERGY		3,612,165
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 2.2%
Capital Markets - 0.1%
Amvescap PLC yankee 5.9% 1/15/07	$ 25,000	$ 27,283
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	20,000	22,951
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	145,248
J.P. Morgan Chase & Co. 5.35% 3/1/07	50,000	54,750
Merrill Lynch & Co., Inc. 4% 11/15/07	100,000	103,853
Morgan Stanley:
5.3% 3/1/13	25,000	26,571
6.6% 4/1/12	40,000	46,215
		426,871
Commercial Banks - 0.1%
Bank of America Corp. 4.875% 1/15/13	70,000	73,843
Bank One NA, Chicago 3.7% 1/15/08	50,000	51,990
Fleet Financial Group, Inc. 7.125% 4/15/06	40,000	44,850
Popular North America, Inc. 4.25% 4/1/08	50,000	52,034
		222,717
Consumer Finance - 0.2%
American General Finance Corp.:
2.75% 6/15/08	5,000	4,932
5.875% 7/14/06	95,000	104,825
Capital One Bank:
4.875% 5/15/08	50,000	51,025
6.5% 6/13/13	30,000	29,694
Ford Motor Credit Co. 7.25% 10/25/11	125,000	128,509
General Motors Acceptance Corp.:
4.5% 7/15/06	5,000	5,032
6.125% 2/1/07	5,000	5,225
6.125% 8/28/07	5,000	5,196
6.75% 1/15/06	25,000	26,541
6.875% 9/15/11	60,000	60,200
Household Finance Corp.:
6.375% 10/15/11	15,000	17,056
6.375% 11/27/12	50,000	56,956
7% 5/15/12	5,000	5,918
Household International, Inc. 8.875% 2/15/08	25,000	29,045
MBNA America Bank NA 6.625% 6/15/12	30,000	33,877
MBNA Corp. 7.5% 3/15/12	45,000	53,339
		617,370

	Principal Amount	Value (Note 1)
Diversified Financial Services - 1.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 165,000	$ 153,450
8.25% 7/15/10	325,000	328,250
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	70,000	49,000
Arch Western Finance LLC 6.75% 7/1/13 (f)	255,000	260,100
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	125,000	137,500
CIT Group, Inc. 7.75% 4/2/12	20,000	23,847
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	175,162	136,626
6.9% 1/2/17	47,547	36,136
8.312% 10/2/12	69,183	54,655
8.388% 5/1/22	8,843	6,897
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	30,000	25,200
7.57% 11/18/10	55,000	56,571
7.711% 9/18/11	15,000	12,600
7.779% 11/18/05	70,000	60,200
7.92% 5/18/12	275,000	237,544
10.06% 1/2/16	80,000	62,400
Details Capital Corp. 12.5% 11/15/07 (c)	85,000	850
Deutsche Telekom International Finance BV 8.75% 6/15/30	75,000	95,557
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	230,000	246,100
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	30,000	32,850
FIMEP SA 10.5% 2/15/13 (f)	370,000	414,400
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	30,000	31,500
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	60,000	59,400
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (f)(i)	80,000	80,800
11% 7/15/10 (f)	60,000	62,400
IOS Capital LLC 7.25% 6/30/08	130,000	128,050
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)	30,000	30,900
NiSource Finance Corp. 7.875% 11/15/10	80,000	94,456
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	128,622	77,173
7.691% 4/1/17	19,471	15,382
7.95% 9/1/16	18,672	14,937
8.304% 9/1/10	102,729	82,183
Pemex Project Funding Master Trust 7.875% 2/1/09 (i)	100,000	114,250
Petronas Capital Ltd. 7% 5/22/12 (f)	105,000	121,462
Sprint Capital Corp. 6.875% 11/15/28	75,000	75,243
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	$ 135,000	$ 146,813
11% 2/15/13 (f)	275,000	301,125
U.S. Airways pass thru trust certificates 6.85% 7/30/19	57,748	54,283
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	460,000	506,000
Verizon Wireless Capital LLC 5.375% 12/15/06	30,000	32,950
		4,460,040
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	25,000	28,280
Travelers Property Casualty Corp. 6.375% 3/15/33	15,000	16,394
		44,674
Real Estate - 0.3%
Boston Properties, Inc. 6.25% 1/15/13	30,000	32,852
CenterPoint Properties Trust 6.75% 4/1/05	100,000	106,805
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	320,000	342,400
Duke Realty LP New 6.875% 3/15/05	100,000	107,237
EOP Operating LP 7.75% 11/15/07	50,000	58,562
Regency Centers LP 6.75% 1/15/12	45,000	51,146
Senior Housing Properties Trust 8.625% 1/15/12	245,000	259,700
		958,702
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 5.5% 8/1/06	80,000	87,437
Washington Mutual, Inc. 5.625% 1/15/07	50,000	55,110
		142,547
TOTAL FINANCIALS		6,872,921
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8.125% 5/1/12	140,000	149,800
Health Care Providers & Services - 0.5%
AmeriPath, Inc. 10.5% 4/1/13 (f)	390,000	417,300
Fountain View, Inc. 11.25% 4/15/08 (c)	460,000	391,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	205,000	234,213
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)	40,000	41,100

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.:
5.375% 11/15/06	$ 35,000	$ 33,600
6.375% 12/1/11	70,000	64,750
6.5% 6/1/12	85,000	78,625
7.375% 2/1/13	130,000	125,450
Triad Hospitals, Inc. 8.75% 5/1/09	205,000	219,350
		1,605,388
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10	125,000	137,500
Biovail Corp. yankee 7.875% 4/1/10	320,000	338,400
		475,900
TOTAL HEALTH CARE		2,231,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	395,000	431,538
BE Aerospace, Inc.:
8% 3/1/08	40,000	31,200
8.875% 5/1/11	130,000	101,400
9.5% 11/1/08	150,000	120,000
Raytheon Co. 6.75% 8/15/07	125,000	141,493
Transdigm, Inc. 10.375% 12/1/08	120,000	129,600
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	90,000	90,900
		1,046,131
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	48,308	37,680
7.9% 12/15/09	30,000	23,700
8.3% 12/15/29	190,000	135,850
NWA Trust 10.23% 6/21/14	59,815	47,852
		245,082
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)(g)	50,000	50,000
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.625% 1/1/06	85,000	87,975
7.875% 1/1/09	40,000	41,800
8.875% 4/1/08	390,000	422,175
American Color Graphics, Inc.:
10% 6/15/10 (f)(g)	140,000	140,700
12.75% 8/1/05	210,000	211,050
Browning-Ferris Industries, Inc. 6.375% 1/15/08	220,000	215,600
Danka Business Systems PLC 11% 6/15/10 (f)	180,000	177,300
Pierce Leahy Command Co. yankee 8.125% 5/15/08	55,000	56,788
World Color Press, Inc. 8.375% 11/15/08	30,000	31,500
Worldspan LP 9.625% 6/15/11 (f)	40,000	41,200
		1,426,088
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
6.125% 11/1/08	$ 15,000	$ 15,675
6.375% 10/15/11	235,000	247,925
6.75% 2/15/11	100,000	106,000
		369,600
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	60,000	66,000
Cummins, Inc. 9.5% 12/1/10 (f)	80,000	90,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	55,000	59,400
		215,400
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	170,000	138,550
10.25% 11/15/06 (c)	320,000	252,800
		391,350
Road & Rail - 0.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	290,000	297,250
9.5% 10/1/08	40,000	43,200
TFM SA de CV yankee 11.75% 6/15/09	560,000	569,800
		910,250
TOTAL INDUSTRIALS		4,653,901
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.5%
Motorola, Inc. 6.5% 11/15/28	25,000	25,375
Nortel Networks Corp. 6.125% 2/15/06	145,000	139,925
Qwest Services Corp.:
13.5% 12/15/10 (f)	800,000	904,000
14% 12/15/14 (f)	415,000	483,475
		1,552,775
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09	180,000	194,400
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	10,000	10,925
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (f)	60,000	60,000
Electronic Data Systems Corp. 6% 8/1/13 (f)	35,000	34,173
Iron Mountain, Inc. 8.625% 4/1/13	10,000	10,700
		104,873

	Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 180,000	$ 180,450
7.625% 6/15/13	180,000	180,450
		360,900
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	140,000	158,200
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	130,000	141,700
		299,900
TOTAL INFORMATION TECHNOLOGY		2,523,773
MATERIALS - 1.1%
Chemicals - 0.3%
Avecia Group PLC 11% 7/1/09	340,000	306,000
Compass Minerals Group, Inc. 10% 8/15/11	250,000	277,500
Geon Co. 6.875% 12/15/05	25,000	23,250
Lyondell Chemical Co. 9.875% 5/1/07	80,000	78,000
PolyOne Corp.:
8.875% 5/1/12	120,000	106,800
10.625% 5/15/10 (f)	50,000	48,500
		840,050
Containers & Packaging - 0.4%
BWAY Corp. 10% 10/15/10 (f)	60,000	61,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26	115,000	87,975
8% 4/15/23	80,000	64,000
Crown European Holdings SA 9.5% 3/1/11 (f)	130,000	140,400
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	145,000	157,325
8.875% 2/15/09	435,000	470,888
Owens-Illinois, Inc.:
7.15% 5/15/05	170,000	172,975
7.5% 5/15/10	70,000	68,600
7.8% 5/15/18	30,000	28,200
8.1% 5/15/07	150,000	153,750
Sealed Air Corp.:
5.625% 7/15/13 (f)	5,000	5,047
6.875% 7/15/33 (f)	15,000	15,290
		1,425,650
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	50,000	56,338
Luscar Coal Ltd. 9.75% 10/15/11	125,000	142,500
Phelps Dodge Corp. 9.5% 6/1/31	240,000	287,352
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	230,000	155,825
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	36,750
		678,765
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
Norske Skog Canada Ltd. 8.625% 6/15/11	$ 40,000	$ 41,800
Stone Container Corp.:
8.375% 7/1/12	170,000	180,200
9.75% 2/1/11	205,000	223,450
Weyerhaeuser Co. 6.75% 3/15/12	25,000	28,380
		473,830
TOTAL MATERIALS		3,418,295
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AT&T Corp. 7.8% 11/15/11	25,000	28,578
Citizens Communications Co. 8.5% 5/15/06	45,000	52,192
France Telecom SA:
9.25% 3/1/11 (e)	25,000	31,464
10% 3/1/31 (e)	50,000	69,187
Mobifon Holdings BV 12.5% 7/31/10 (f)	220,000	227,700
NTL, Inc. 19% 1/1/10 (f)	300,000	303,000
Qwest Communications International, Inc. 7.25% 11/1/08	140,000	127,400
Qwest Corp. 8.875% 3/15/12 (f)	310,000	346,425
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	55,000	60,840
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	315,000	88,200
9.875% 2/1/10 (c)	220,000	77,000
11.25% 11/1/08 (c)	260,000	94,250
TELUS Corp. yankee 8% 6/1/11	100,000	115,500
U.S. West Communications:
7.2% 11/10/26	55,000	52,800
7.25% 9/15/25	60,000	56,400
Verizon New York, Inc. 6.875% 4/1/12	50,000	58,858
WorldCom, Inc.:
6.4% 8/15/05 (c)	230,000	69,000
7.5% 5/15/11	435,000	130,500
		1,989,294
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 8.75% 3/1/31	60,000	74,164
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	70,000	69,650
Crown Castle International Corp.:
9.5% 8/1/11	35,000	36,050
10.75% 8/1/11	110,000	118,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)	330,000	367,125
Millicom International Cellular SA 11% 6/1/06 (f)	158,000	156,025

	Principal Amount	Value (Note 1)
Nextel Communications, Inc.:
9.375% 11/15/09	$ 30,000	$ 32,175
9.5% 2/1/11	65,000	72,150
9.75% 10/31/07	625,000	650,000
Rogers Wireless, Inc. 9.625% 5/1/11	320,000	361,600
		1,937,189
TOTAL TELECOMMUNICATION SERVICES		3,926,483
UTILITIES - 2.1%
Electric Utilities - 0.9%
AES Drax Holdings Ltd. 10.41% 12/31/20	315,000	198,450
CMS Energy Corp.:
7.5% 1/15/09	160,000	157,600
8.375% 7/1/03	305,000	305,000
8.9% 7/15/08	30,000	31,200
9.875% 10/15/07	205,000	218,325
Dominion Resources, Inc. 6.25% 6/30/12	35,000	39,627
DTE Energy Co. 7.05% 6/1/11	15,000	17,543
Duke Capital Corp. 6.75% 2/15/32	55,000	55,439
FirstEnergy Corp. 6.45% 11/15/11	65,000	71,328
Illinois Power Co.:
7.5% 6/15/09	60,000	60,600
11.5% 12/15/10 (f)	225,000	256,500
Nevada Power Co. 10.875% 10/15/09	50,000	56,250
Pacific Gas & Electric Co.:
7.05% 3/1/24	55,000	56,100
10% 11/1/05 (f)(i)	430,000	442,900
PG&E Corp. 6.875% 7/15/08 (f)	100,000	103,750
PSI Energy, Inc. 6.65% 6/15/06	75,000	82,457
Public Service Co. of Colorado 7.875% 10/1/12	25,000	31,474
Sierra Pacific Power Co. 8% 6/1/08	205,000	211,150
Southern California Edison Co.:
7.125% 7/15/25	20,000	20,200
7.25% 3/1/26	50,000	50,625
7.625% 1/15/10	120,000	127,800
8% 2/15/07 (f)	230,000	253,000
TECO Energy, Inc. 7% 5/1/12	20,000	19,500
		2,866,818
Gas Utilities - 0.6%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	70,000	76,650
CMS Panhandle Holding Co. 6.5% 7/15/09	175,000	192,938
Consolidated Natural Gas Co. 6.85% 4/15/11	25,000	29,712
El Paso Energy Corp.:
6.75% 5/15/09	200,000	183,000
6.95% 12/15/07	130,000	121,550
7.375% 12/15/12	10,000	8,950
7.8% 8/1/31	70,000	57,750
8.05% 10/15/30	40,000	34,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Kinder Morgan Energy Partners LP 7.3% 8/15/33	$ 50,000	$ 60,043
Northwest Pipeline Corp.:
6.625% 12/1/07	80,000	82,400
8.125% 3/1/10	70,000	75,600
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	30,000	30,600
8.25% 4/1/10	70,000	83,475
Southern Natural Gas Co.:
7.35% 2/15/31	310,000	313,100
8% 3/1/32	10,000	10,600
8.875% 3/15/10 (f)	90,000	98,550
Tennessee Gas Pipeline Co. 7% 10/15/28	20,000	19,025
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	100,000	100,000
6.25% 1/15/08	215,000	213,925
8.875% 7/15/12	105,000	118,388
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	40,000	39,200
		1,950,056
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 5/15/13 (f)	340,000	353,600
8.875% 2/15/11	46,000	44,850
9.375% 9/15/10	46,000	46,230
9.5% 6/1/09	18,000	18,090
El Paso Corp. 7.875% 6/15/12 (f)	290,000	268,613
Western Resources, Inc.:
7.125% 8/1/09	50,000	50,500
9.75% 5/1/07	180,000	201,600
Williams Companies, Inc.:
6.5% 8/1/06	140,000	137,200
6.75% 1/15/06	180,000	175,950
7.125% 9/1/11	190,000	185,250
7.5% 1/15/31	10,000	9,450
7.625% 7/15/19	180,000	174,600
8.125% 3/15/12	195,000	199,875
9.25% 3/15/04	160,000	164,000
		2,029,808
TOTAL UTILITIES		6,846,682
TOTAL NONCONVERTIBLE BONDS		48,206,964
TOTAL CORPORATE BONDS (Cost $46,748,351)		51,050,027
U.S. Government and Government Agency Obligations - 1.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
2.5% 6/15/08	$ 410,000	$ 408,034
6.25% 2/1/11	130,000	149,919
Federal Home Loan Bank 2.625% 7/15/08	75,000	74,891
Freddie Mac 5.875% 3/21/11	205,000	230,598
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		863,442
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bills, yield at date of purchase 0.78% to 1.1% 7/3/03 to 9/11/03 (h)	900,000	899,601
U.S. Treasury Bonds:
6.25% 5/15/30	395,000	491,744
6.625% 2/15/27	50,000	64,350
8% 11/15/21	364,000	527,331
U.S. Treasury Notes:
1.625% 3/31/05	1,295,000	1,303,903
6.5% 2/15/10	150,000	181,975
TOTAL U.S. TREASURY OBLIGATIONS		3,468,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,176,448)		4,332,346
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.1%
5% 7/1/18 (g)	1,140,000	1,177,050
5.5% 7/1/33 (g)	500,000	516,719
5.5% 7/1/33 (g)	500,000	516,719
5.5% 7/1/33 (g)	250,000	258,359
5.5% 7/1/33 (g)	100,000	103,344
6% 4/1/13 to 2/1/17	1,089,799	1,138,426
6% 7/1/33 (g)	52,729	54,772
6.5% 4/1/16 to 4/1/33	2,300,533	2,404,507
6.5% 7/1/18 (g)	205,000	216,211
6.5% 7/1/18 (g)	25,000	26,367
7.5% 5/1/24 to 2/1/28	123,128	131,485
TOTAL FANNIE MAE		6,543,959
Freddie Mac - 0.0%
7.5% 8/1/28	24,305	25,974
Government National Mortgage Association - 0.3%
6.5% 8/15/27	229,914	242,243
7% 7/15/28 to 7/15/32	409,118	432,475
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
7.5% 1/15/26 to 8/15/28	$ 205,291	$ 218,491
8.5% 11/15/30	54,844	59,096
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		952,305
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,377,728)		7,522,238
Asset-Backed Securities - 0.1%

DaimlerChrysler Auto Trust Series 2001-A Class A3, 5.16% 1/6/05	62,950	63,442
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	35,000	36,392
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	125,000	136,675
Sears Credit Account Master Trust II Series 2000-1 Class B, 7.5% 11/15/07	50,000	51,016
TOTAL ASSET-BACKED SECURITIES (Cost $273,050)		287,525
Collateralized Mortgage Obligations - 0.1%

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	107,457
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	106,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $182,089)		214,248
Commercial Mortgage Securities - 0.5%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	122,790	133,741
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	83,530	91,200
Class B, 7.48% 2/1/08	80,000	91,633
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,431
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	140,000	147,476
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9752% 4/29/39 (f)(i)	320,000	280,850

	Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	$ 250,000	$ 0
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (i)	45,000	44,381
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)	100,000	99,563
LTC Commercial Mortgage pass thru certificates:
sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	57,929	58,218
Series 1996-1 Class E, 9.16% 4/15/28	500,000	353,535
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	7,481	7,470
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	140,000	157,932
Class E2, 7.224% 11/15/07 (f)	100,000	111,849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,886,736)		1,594,279
Municipal Securities - 0.0%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $40,000)	40,000	39,335
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic:
5.5% 1/15/13	25,000	26,450
6.875% 4/28/09	50,000	57,525
7.125% 1/11/12	40,000	46,650
Polish Government 6.25% 7/3/12	50,000	57,875
State of Israel 4.625% 6/15/13	30,000	29,456
United Mexican States 4.625% 10/8/08	35,000	35,735
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,879)		253,691
Floating Rate Loans - 0.2%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (i)	355,000	315,950
UTILITIES - 0.1%
Electric Utilities - 0.1%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (i)	130,000	150,800
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (i)	$ 34,926	$ 35,013
Tranche C term loan 9% 9/30/04 (i)	62,162	62,628
		248,441
TOTAL FLOATING RATE LOANS (Cost $513,602)		564,391
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $39,094,904)	39,094,904	39,094,904
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $321,162,125)		321,372,808
NET OTHER ASSETS - (0.9)%		(2,955,349)
NET ASSETS - 100%		$ 318,417,459
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
59 S&P 500 Index Contracts	Sept. 2003	$ 14,356,175	$ (320,988)

The face value of futures purchased as a percentage of net assets - 4.5%
Swap Agreements
		Notional Amount	Unrealized Appreciation/(Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2007	$ 500,000	$ 13,394
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,872,717 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,601.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	3.8%
AAA,AA,A	0.8%
BBB	1.2%
BB	4.1%
B	7.5%
CCC,CC,C	2.6%
D	0.0%
Not Rated	0.7%
Equities	72.4%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $564,391 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $91,095,567 and $119,644,253, respectively, of which long-term U.S. government and government agency obligations aggregated $14,763,198 and $17,105,993, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,841 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $65,872,000 of which $54,731,000 and $11,141,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $321,162,125) - See accompanying schedule		$ 321,372,808
Cash		29,957
Receivable for investments sold		1,801,361
Receivable for fund shares sold		97,149
Dividends receivable		277,501
Interest receivable		1,091,334
Unrealized gain on swap agreements		13,394
Other receivables		62,476
Total assets		324,745,980

Liabilities
Payable for investments purchased Regular delivery	$ 2,661,036
Delayed delivery	3,108,417
Payable for fund shares redeemed	346,162
Accrued management fee	155,147
Distribution fees payable	1,669
Other payables and accrued expenses	56,090
Total liabilities		6,328,521

Net Assets		$ 318,417,459
Net Assets consist of:
Paid in capital		$ 391,843,265
Undistributed net investment income		5,215,377
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,544,286)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(96,897)
Net Assets		$ 318,417,459

Initial Class: Net Asset Value, offering price and redemption price per share ($306,619,176 ÷ 27,234,090 shares)		$ 11.26

Service Class: Net Asset Value, offering price and redemption price per share ($6,432,493 ÷ 574,633 shares)		$ 11.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,365,790 ÷ 481,311 shares)		$ 11.15

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,787,338
Interest		3,030,487
Total income		4,817,825

Expenses
Management fee	$ 861,712
Transfer agent fees	107,723
Distribution fees	8,684
Accounting fees and expenses	56,653
Non-interested trustees' compensation	597
Custodian fees and expenses	14,398
Audit	23,357
Legal	682
Miscellaneous	21,760
Total expenses before reductions	1,095,566
Expense reductions	(22,796)	1,072,770
Net investment income (loss)		3,745,055
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,243,107)
Foreign currency transactions	(32)
Futures contracts	1,051,082
Total net realized gain (loss)		(7,192,057)
Change in net unrealized appreciation (depreciation) on: Investment securities	38,998,746
Assets and liabilities in foreign currencies	(196)
Futures contracts	(252,804)
Swap agreements	13,394
Total change in net unrealized appreciation (depreciation)		38,759,140
Net gain (loss)		31,567,083
Net increase (decrease) in net assets resulting from operations		$ 35,312,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,745,055	$ 9,879,530
Net realized gain (loss)	(7,192,057)	(13,307,507)
Change in net unrealized appreciation (depreciation)	38,759,140	(59,841,478)
Net increase (decrease) in net assets resulting from operations	35,312,138	(63,269,455)
Distributions to shareholders from net investment income	(8,995,679)	(10,416,607)
Share transactions - net increase (decrease)	(2,345,823)	(45,895,376)
Total increase (decrease) in net assets	23,970,636	(119,581,438)

Net Assets
Beginning of period	294,446,823	414,028,261
End of period (including undistributed net investment income of $5,215,377 and undistributed net investment income of $11,827,058, respectively)	$ 318,417,459	$ 294,446,823
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,255,248	7,523	122,471
Reinvested	904,884	18,903	12,490
Redeemed	(2,453,815)	(46,470)	(49,581)
Net increase (decrease)	(293,683)	(20,044)	85,380

Dollars Sold	$ 13,505,920	$ 81,322	$ 1,286,162
Reinvested	8,695,938	180,711	119,030
Redeemed	(25,232,212)	(475,703)	(506,991)
Net increase (decrease)	$ (3,030,354)	$ (213,670)	$ 898,201

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	2,002,299	59,590	86,311
Reinvested	852,581	19,176	10,444
Redeemed	(7,128,518)	(249,039)	(120,333)
Net increase (decrease)	(4,273,638)	(170,273)	(23,578)

Dollars Sold	$ 22,203,801	$ 701,545	$ 952,932
Reinvested	10,068,980	225,322	122,305
Redeemed	(76,233,884)	(2,697,681)	(1,238,696)
Net increase (decrease)	$ (43,961,103)	$ (1,770,814)	$ (163,459)

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,695,938	$ 180,711	$ 119,030
From net realized gain	-	-	-
Total	$ 8,695,938	$ 180,711	$ 119,030

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Income from Investment Operations
Net investment income (loss) E	.13	.32	.32	.42	.40	.41
Net realized and unrealized gain (loss)	1.12	(2.23)	(1.31)	(2.52)	2.04	2.19
Total from investment operations	1.25	(1.91)	(.99)	(2.10)	2.44	2.60
Distributions from net investment income	(.32)	(.32)	(.39)	(.37)	(.41)	(.34)
Distributions from net realized gain	-	-	(.47)	(1.50)	(.68)	(1.59)
Total distributions	(.32)	(.32)	(.86)	(1.87)	(1.09)	(1.93)
Net asset value, end of period	$ 11.26	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03
Total Return B,C,D	12.63%	(15.53)%	(7.39)%	(12.47)%	15.26%	17.57%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A	.73%	.73%	.69%	.71%	.73%
Expenses net of voluntary waivers, if any	.73% A	.73%	.73%	.69%	.71%	.73%
Expenses net of all reductions	.72% A	.69%	.72%	.68%	.70%	.72%
Net investment income (loss)	2.54% A	2.88%	2.55%	2.61%	2.38%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,619	$ 284,298	$ 399,273	$ 482,165	$ 580,555	$ 528,874
Portfolio turnover rate	67% A	149%	111%	147%	92%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Income from Investment Operations
Net investment income (loss) E	.13	.30	.31	.40	.38	.40
Net realized and unrealized gain (loss)	1.10	(2.20)	(1.32)	(2.50)	2.03	2.14
Total from investment operations	1.23	(1.90)	(1.01)	(2.10)	2.41	2.54
Distributions from net investment income	(.31)	(.30)	(.37)	(.36)	(.41)	(.34)
Distributions from net realized gain	-	-	(.47)	(1.50)	(.68)	(1.59)
Total distributions	(.31)	(.30)	(.84)	(1.86)	(1.09)	(1.93)
Net asset value, end of period	$ 11.19	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96
Total Return B,C,D	12.49%	(15.54)%	(7.57)%	(12.54)%	15.13%	17.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.84%	.83%	.80%	.82%	.89%
Expenses net of voluntary waivers, if any	.85% A	.84%	.83%	.80%	.82%	.89%
Expenses net of all reductions	.83% A	.80%	.82%	.79%	.81%	.88%
Net investment income (loss)	2.43% A	2.77%	2.44%	2.50%	2.27%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,432	$ 6,105	$ 9,542	$ 12,449	$ 10,825	$ 3,165
Portfolio turnover rate	67% A	149%	111%	147%	92%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.11	.28	.28	.34
Net realized and unrealized gain (loss)	1.12	(2.21)	(1.30)	(1.96)
Total from investment operations	1.23	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	(.47)	(1.50)
Total distributions	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 11.15	$ 10.21	$ 12.43	$ 14.30
Total Return B,C,D	12.53%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.05% A	1.03%	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.05% A	1.03%	1.00%	.97% A
Expenses net of all reductions	1.04% A	.99%	.99%	.95% A
Net investment income (loss)	2.23% A	2.58%	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,366	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	67% A	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Omnicom Group, Inc.	3.2
Gillette Co.	3.2
BellSouth Corp.	2.9
Merrill Lynch & Co., Inc.	2.8
Morgan Stanley	2.6
14.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	16.6
Consumer Discretionary	13.5
Consumer Staples	10.3
Telecommunication Services	6.1
Industrials	5.2
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	52.2%
Bonds	34.0%
Short-Term Investments and Net Other Assets	13.8%

* Foreign investments	3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	15,100	$ 431,709
Household Durables - 0.0%
Garmin Ltd. (a)	1,700	67,779
Media - 7.8%
Comcast Corp. Class A (special) (a)	43,600	1,256,988
E.W. Scripps Co. Class A	50,300	4,462,616
EchoStar Communications Corp. Class A (a)	222,500	7,702,950
Omnicom Group, Inc.	138,600	9,937,608
Pegasus Communications Corp. Class A (a)	25,600	757,248
		24,117,410
Multiline Retail - 1.7%
Dollar Tree Stores, Inc. (a)	44,100	1,399,293
Kohl's Corp. (a)	75,400	3,874,052
		5,273,345
Specialty Retail - 0.6%
Hollywood Entertainment Corp. (a)	114,200	1,964,240
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	42,400	1,494,600
TOTAL CONSUMER DISCRETIONARY		33,349,083
CONSUMER STAPLES - 9.7%
Beverages - 0.6%
The Coca-Cola Co.	40,800	1,893,528
Food & Staples Retailing - 2.9%
Sysco Corp.	27,500	826,100
Wal-Mart Stores, Inc.	121,300	6,510,171
Walgreen Co.	55,800	1,679,580
		9,015,851
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	62,400	1,697,280
Unilever PLC sponsored ADR	10,400	333,840
		2,031,120
Household Products - 1.7%
Colgate-Palmolive Co.	41,200	2,387,540
Kimberly-Clark Corp.	52,800	2,752,992
		5,140,532
Personal Products - 3.2%
Gillette Co.	306,900	9,777,834
Tobacco - 0.7%
Altria Group, Inc.	45,250	2,056,160
TOTAL CONSUMER STAPLES		29,915,025

	Shares	Value (Note 1)
ENERGY - 1.7%
Oil & Gas - 1.7%
Exxon Mobil Corp.	142,432	$ 5,114,733
FINANCIALS - 12.3%
Capital Markets - 6.7%
Goldman Sachs Group, Inc.	49,300	4,128,875
Merrill Lynch & Co., Inc.	181,700	8,481,756
Morgan Stanley	189,500	8,101,125
		20,711,756
Commercial Banks - 2.9%
Bank One Corp.	30,500	1,133,990
Wells Fargo & Co.	156,200	7,872,480
		9,006,470
Consumer Finance - 0.5%
American Express Co.	33,300	1,392,273
Insurance - 2.0%
Allstate Corp.	42,200	1,504,430
American International Group, Inc.	60,450	3,335,631
PartnerRe Ltd.	19,200	981,312
Travelers Property Casualty Corp. Class B	22,800	359,556
		6,180,929
Real Estate - 0.2%
Equity Office Properties Trust	28,000	756,280
TOTAL FINANCIALS		38,047,708
HEALTH CARE - 4.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	79,800	5,301,912
Health Care Equipment & Supplies - 0.8%
Alcon, Inc.	20,800	950,560
Medtronic, Inc.	33,200	1,592,604
		2,543,164
Pharmaceuticals - 1.6%
Allergan, Inc.	16,500	1,272,150
Pfizer, Inc.	104,900	3,582,335
		4,854,485
TOTAL HEALTH CARE		12,699,561
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	19,500	927,615
Northrop Grumman Corp.	13,900	1,199,431
United Technologies Corp.	10,200	722,466
		2,849,512
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	95,800	1,434,126
Mesaba Holdings, Inc. (a)	2,493	15,382
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	47,800	$ 539,662
Southwest Airlines Co.	31,200	536,640
		2,525,810
Building Products - 0.3%
American Standard Companies, Inc. (a)	13,700	1,012,841
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	783,120
Industrial Conglomerates - 2.1%
General Electric Co.	218,800	6,275,184
TOTAL INDUSTRIALS		13,446,467
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	156,000	2,603,640
Nokia Corp. sponsored ADR	4,200	69,006
		2,672,646
Computers & Peripherals - 0.0%
Lexmark International, Inc. Class A (a)	2,400	169,848
IT Services - 0.7%
First Data Corp.	27,500	1,139,600
Paychex, Inc.	39,600	1,160,676
		2,300,276
Software - 2.0%
Microsoft Corp.	238,900	6,118,229
TOTAL INFORMATION TECHNOLOGY		11,260,999
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	400	24,040
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
BellSouth Corp.	338,500	9,014,255
SBC Communications, Inc.	107,870	2,756,079
Verizon Communications, Inc.	94,300	3,720,135
		15,490,469
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	32,100	1,694,238
FPL Group, Inc.	400	26,740
		1,720,978
TOTAL COMMON STOCKS (Cost $148,184,415)		161,069,063
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5% pay-in-kind	163	$ 122
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	620	63,705
Series M, 11.125%	230	23,518
		87,223
TOTAL PREFERRED STOCKS (Cost $87,442)		87,345
Corporate Bonds - 14.3%
	Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	213,200
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	141,375
TOTAL CONVERTIBLE BONDS		354,575
Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.75% 3/1/12	20,000	22,200
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	150,000	148,547
7.2% 9/1/09	150,000	170,503
Dana Corp.:
6.25% 3/1/04	50,000	50,250
6.5% 3/1/09	30,000	29,100
9% 8/15/11	30,000	32,250
Navistar International Corp. 8% 2/1/08	35,000	34,825
Stoneridge, Inc. 11.5% 5/1/12	15,000	16,800
United Components, Inc. 9.375% 6/15/13 (e)	30,000	30,900
		535,375
Automobiles - 0.1%
General Motors Corp.:
7.125% 7/15/13	30,000	29,884
8.25% 7/15/23	100,000	99,500
8.375% 7/15/33	120,000	119,652
		249,036
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels, Restaurants & Leisure - 0.4%
Alliance Gaming Corp. 10% 8/1/07	$ 100,000	$ 103,500
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	210,000	192,150
10.5% 7/15/11 (e)	130,000	130,650
Domino's, Inc. 8.25% 7/1/11 (e)	40,000	41,100
Florida Panthers Holdings, Inc. 9.875% 4/15/09	25,000	26,875
Friendly Ice Cream Corp. 10.5% 12/1/07	170,000	173,825
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	66,150
Mohegan Tribal Gaming Authority 8.375% 7/1/11	20,000	21,500
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (e)(f)	30,000	25,950
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	40,000	41,400
Premier Parks, Inc. 9.75% 6/15/07	40,000	39,800
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	59,263
Town Sports International, Inc. 9.625% 4/15/11 (e)	40,000	41,900
Tricon Global Restaurants, Inc. 7.65% 5/15/08	40,000	45,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	140,938
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	30,000	31,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	99,250
		1,280,651
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	22,100
D.R. Horton, Inc.:
8% 2/1/09	75,000	82,875
8.5% 4/15/12	20,000	22,400
Juno Lighting, Inc. 11.875% 7/1/09	30,000	32,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	25,000	27,000
Lyon William Homes, Inc. 10.75% 4/1/13	95,000	100,700
Ryland Group, Inc.:
8.25% 4/1/08	40,000	41,600
9.125% 6/15/11	185,000	209,975
Standard Pacific Corp. 7.75% 3/15/13	150,000	159,000
		698,050
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	116,400
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	100,000	111,000
Media - 1.5%
AMC Entertainment, Inc.:
9.5% 3/15/09	35,000	35,875
9.875% 2/1/12	35,000	37,450
American Media Operations, Inc. 10.25% 5/1/09	60,000	64,650

	Principal Amount	Value (Note 1)
AOL Time Warner, Inc.:
7.625% 4/15/31	$ 200,000	$ 230,821
7.7% 5/1/32	105,000	122,580
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	650,000	770,250
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (e)	20,000	20,550
Clear Channel Communications, Inc. 7.65% 9/15/10	200,000	240,680
Comcast Corp. 7.05% 3/15/33	150,000	166,597
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	90,000	86,850
Continental Cablevision, Inc. 9% 9/1/08	200,000	248,572
Corus Entertainment, Inc. 8.75% 3/1/12	240,000	257,400
Cox Communications, Inc. 7.125% 10/1/12	195,000	232,856
CSC Holdings, Inc.:
7.875% 2/15/18	75,000	77,625
9.875% 2/15/13	60,000	61,800
Diamond Holdings PLC yankee 9.125% 2/1/08	50,000	46,250
EchoStar DBS Corp. 10.375% 10/1/07	375,000	415,313
Lamar Media Corp. 7.25% 1/1/13 (e)	60,000	63,300
LBI Media, Inc. 10.125% 7/15/12	230,000	253,000
LodgeNet Entertainment Corp. 9.5% 6/15/13	20,000	20,500
News America Holdings, Inc.:
7.375% 10/17/08	200,000	236,249
7.75% 12/1/45	200,000	237,899
Nextmedia Operating, Inc. 10.75% 7/1/11	270,000	302,400
PEI Holdings, Inc. 11% 3/15/10 (e)	40,000	44,200
PRIMEDIA, Inc.:
7.625% 4/1/08	15,000	15,225
8.875% 5/15/11	15,000	15,900
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,300
Rogers Communications, Inc. yankee 8.875% 7/15/07	75,000	77,250
Shaw Communications, Inc. yankee 7.2% 12/15/11	15,000	16,163
Yell Finance BV 0% 8/1/11 (c)	130,000	107,900
		4,517,405
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	120,000	108,000
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 9% 6/15/12	50,000	49,000
Gap, Inc. 10.55% 12/15/08	15,000	18,150
Toys 'R' US, Inc. 7.875% 4/15/13	60,000	64,200
United Auto Group, Inc. 9.625% 3/15/12	90,000	96,300
		227,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	$ 60,000	$ 54,000
Levi Strauss & Co.:
7% 11/1/06	25,000	20,000
11.625% 1/15/08	15,000	12,825
12.25% 12/15/12	25,000	20,750
The William Carter Co. 10.875% 8/15/11	200,000	228,000
		335,575
TOTAL CONSUMER DISCRETIONARY		8,179,142
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	110,000	115,775
Le Natures, Inc. 9% 6/15/13 (e)	40,000	41,300
		157,075
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	222,468
Rite Aid Corp.:
6% 12/15/05 (e)	35,000	32,900
8.125% 5/1/10 (e)	60,000	62,400
9.5% 2/15/11 (e)	60,000	64,500
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	220,000	205,700
9.125% 12/15/11	75,000	70,125
		658,093
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	196,000
Del Monte Corp. 9.25% 5/15/11	145,000	158,050
Doane Pet Care Co. 9.75% 5/15/07	125,000	118,750
		472,800
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	20,300
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (e)	40,000	41,600
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	500,000	538,202
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	35,000	35,061
		573,263
TOTAL CONSUMER STAPLES		1,923,131

	Principal Amount	Value (Note 1)
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	$ 35,000	$ 36,094
Grant Prideco, Inc. 9% 12/15/09	20,000	22,350
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	114,630
Universal Compression, Inc. 7.25% 5/15/10 (e)	175,000	182,875
		355,949
Oil & Gas - 0.6%
Chesapeake Energy Corp. 7.5% 9/15/13 (e)	70,000	74,550
General Maritime Corp. 10% 3/15/13 (e)	125,000	136,875
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	30,000	34,800
Houston Exploration Co. 7% 6/15/13 (e)	30,000	30,975
NGC Corp. 6.75% 12/15/05	50,000	47,250
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,550
9.5% 6/1/08	18,000	18,855
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	110,000	114,400
Pemex Project Funding Master Trust 6.125% 8/15/08 (e)	400,000	428,000
Plains Exploration & Production Co. LP:
8.75% 7/1/12	60,000	64,200
8.75% 7/1/12 (e)	50,000	53,500
Teekay Shipping Corp. 8.875% 7/15/11	200,000	219,250
Tesoro Petroleum Corp. 8% 4/15/08 (e)	30,000	30,750
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	30,000	28,050
6.5% 6/1/08	25,000	22,375
6.95% 6/1/28	45,000	35,775
7.5% 8/15/06	80,000	77,200
7.75% 6/15/10	45,000	41,963
7.75% 10/15/35	30,000	25,200
Western Oil Sands, Inc. 8.375% 5/1/12	225,000	250,875
		1,765,143
TOTAL ENERGY		2,121,092
FINANCIALS - 4.3%
Capital Markets - 0.7%
Amvescap PLC yankee 6.6% 5/15/05	100,000	107,842
BankAmerica Corp. 5.875% 2/15/09	500,000	568,702
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	170,000	188,046
6.5% 1/15/12	30,000	34,427
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc. 6.6% 1/15/12	$ 410,000	$ 476,412
J.P. Morgan Chase & Co. 5.35% 3/1/07	200,000	218,999
Merrill Lynch & Co., Inc.:
4% 11/15/07	150,000	155,779
6.15% 1/26/06	150,000	165,036
Morgan Stanley:
5.3% 3/1/13	100,000	106,284
6.6% 4/1/12	160,000	184,862
		2,206,389
Commercial Banks - 0.4%
Bank of America Corp. 4.875% 1/15/13	125,000	131,863
Bank One NA, Chicago 3.7% 1/15/08	220,000	228,756
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	156,975
Korea Development Bank 7.375% 9/17/04	160,000	169,849
PNC Funding Corp. 5.75% 8/1/06	155,000	171,018
Popular North America, Inc. 6.125% 10/15/06	220,000	244,896
		1,103,357
Consumer Finance - 1.0%
American General Finance Corp.:
2.75% 6/15/08	20,000	19,726
5.875% 7/14/06	480,000	529,643
AmeriCredit Corp. 9.875% 4/15/06	25,000	23,750
Capital One Bank:
4.875% 5/15/08	125,000	127,564
6.5% 6/13/13	135,000	133,623
Capital One Financial Corp.:
7.25% 12/1/03	120,000	122,400
8.75% 2/1/07	60,000	66,600
Ford Motor Credit Co.:
6.875% 2/1/06	150,000	159,090
7.375% 10/28/09	450,000	471,740
General Motors Acceptance Corp. 7.5% 7/15/05	500,000	535,823
Household Finance Corp.:
6.375% 10/15/11	260,000	295,636
6.375% 11/27/12	50,000	56,956
7% 5/15/12	40,000	47,346
Household International, Inc. 8.875% 2/15/08	125,000	145,225
MBNA Corp.:
6.25% 1/17/07	120,000	131,952
7.5% 3/15/12	175,000	207,431
		3,074,505

	Principal Amount	Value (Note 1)
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 65,000	$ 60,450
6.875% 5/1/29	50,000	42,250
8.25% 7/15/10	160,000	161,600
Alliance Capital Management LP 5.625% 8/15/06	150,000	164,312
Arch Western Finance LLC 6.75% 7/1/13 (e)	125,000	127,500
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	129,600
CIT Group, Inc. 7.75% 4/2/12	150,000	178,853
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	75,000	74,438
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,926	6,024
6.9% 1/2/17	14,264	10,841
7.73% 9/15/12	14,802	11,101
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	16,800
7.57% 11/18/10	45,000	46,285
7.779% 1/2/12	308,837	247,070
7.92% 5/18/12	50,000	43,190
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	318,523
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	25,000	26,750
FIMEP SA 10.5% 2/15/13 (e)	60,000	67,200
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	140,000	138,600
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	90,000	87,750
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	40,000	41,600
IOS Capital LLC 7.25% 6/30/08	70,000	68,950
Leucadia National Corp. 7% 8/15/13 (e)	80,000	80,200
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	60,000	62,700
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	20,000	20,600
NiSource Finance Corp.:
7.625% 11/15/05	200,000	218,670
7.875% 11/15/10	195,000	230,237
Northern Telecom Capital Corp. 7.875% 6/15/26	45,000	40,950
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	25,212	19,666
7.67% 1/2/15	22,004	18,264
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	180,000	205,650
Petronas Capital Ltd. 7% 5/22/12 (e)	495,000	572,606
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Qwest Capital Funding, Inc.:
5.875% 8/3/04	$ 120,000	$ 115,800
7% 8/3/09	60,000	49,200
7.25% 2/15/11	60,000	48,600
7.625% 8/3/21	45,000	35,550
7.75% 8/15/06	270,000	251,100
7.75% 2/15/31	75,000	58,500
Sprint Capital Corp. 6.875% 11/15/28	295,000	295,954
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	80,000	87,000
11% 2/15/13 (e)	20,000	21,900
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	36,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	110,000	121,000
Verizon Wireless Capital LLC 5.375% 12/15/06	140,000	153,768
Western Financial Bank 9.625% 5/15/12	25,000	27,000
		4,849,677
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	80,000	81,200
Principal Life Global Funding I:
5.125% 6/28/07 (e)	100,000	107,559
6.25% 2/15/12 (e)	85,000	96,152
Travelers Property Casualty Corp. 6.375% 3/15/33	70,000	76,506
		361,417
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	125,000	136,882
BRE Properties, Inc. 5.95% 3/15/07	250,000	273,921
CBRE Escrow, Inc. 9.75% 5/15/10 (e)	150,000	159,000
CenterPoint Properties Trust 6.75% 4/1/05	100,000	106,805
EOP Operating LP 6.625% 2/15/05	200,000	213,944
ERP Operating LP 7.1% 6/23/04	200,000	210,121
LNR Property Corp.:
7.625% 7/15/13 (e)	50,000	50,500
10.5% 1/15/09	25,000	26,500
ProLogis 6.7% 4/15/04	55,000	57,434
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,800
8.625% 1/15/12	80,000	84,800
		1,360,707

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 5.5% 8/1/06	$ 170,000	$ 185,803
Washington Mutual, Inc. 5.625% 1/15/07	250,000	275,548
		461,351
TOTAL FINANCIALS		13,417,403
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13 (e)	65,000	69,550
PacifiCare Health Systems, Inc. 10.75% 6/1/09	145,000	165,663
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	30,000	30,825
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	76,875
Tenet Healthcare Corp.:
6.375% 12/1/11	45,000	41,625
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	75,000	72,375
		466,163
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	190,000	209,000
TOTAL HEALTH CARE		675,163
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Aviall, Inc. 7.625% 7/1/11 (e)	65,000	65,325
Esterline Technologies Corp. 7.75% 6/15/13 (e)	20,000	20,700
Raytheon Co. 8.3% 3/1/10	250,000	307,132
		393,157
Airlines - 0.1%
Continental Airlines, Inc. 8% 12/15/05	50,000	44,750
Delta Air Lines, Inc. 7.9% 12/15/09	10,000	7,900
Northwest Airlines, Inc.:
7.875% 3/15/08	255,000	196,350
9.875% 3/15/07	30,000	23,700
		272,700
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	50,375
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)(f)	30,000	30,000
Nortek, Inc.:
9.125% 9/1/07	10,000	10,300
9.25% 3/15/07	20,000	20,550
		111,225
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.625% 1/1/06	30,000	31,050
7.875% 4/15/13	80,000	83,700
9.25% 9/1/12 (e)	60,000	66,300
10% 8/1/09	10,000	10,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Color Graphics, Inc. 10% 6/15/10 (e)(f)	$ 80,000	$ 80,400
Mobile Mini, Inc. 9.5% 7/1/13 (e)	70,000	72,450
National Waterworks, Inc. 10.5% 12/1/12	40,000	44,400
		388,975
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (e)	115,000	115,575
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
5.8% 8/1/06	55,000	56,788
6.375% 2/15/06	65,000	67,763
6.75% 2/15/11	400,000	424,000
7% 6/15/28	35,000	35,350
		583,901
Machinery - 0.2%
Cummins, Inc.:
5.65% 3/1/98	60,000	40,800
9.5% 12/1/10 (e)	50,000	56,250
Dresser, Inc. 9.375% 4/15/11	30,000	30,900
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (e)	70,000	71,400
Terex Corp.:
8.875% 4/1/08	35,000	36,400
9.25% 7/15/11	150,000	160,500
TriMas Corp. 9.875% 6/15/12 (e)	50,000	51,000
		630,850
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	20,275
11.75% 6/15/09	60,000	61,050
		81,325
TOTAL INDUSTRIALS		2,577,708
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Motorola, Inc. 6.5% 11/15/28	110,000	111,650
Nortel Networks Corp. 6.125% 2/15/06	80,000	77,200
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	25,500
Qwest Services Corp.:
13% 12/15/07 (e)	45,000	49,500
13.5% 12/15/10 (e)	75,000	84,750
14% 12/15/14 (e)	166,000	193,390
		541,990

	Principal Amount	Value (Note 1)
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 85,000	$ 91,800
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 9.75% 2/15/08	60,000	67,800
Ingram Micro, Inc. 9.875% 8/15/08	15,000	16,350
PerkinElmer, Inc. 8.875% 1/15/13	70,000	76,475
Solectron Corp. 7.375% 3/1/06	115,000	114,425
		275,050
IT Services - 0.1%
Digitalnet, Inc. 9% 7/15/10 (e)	40,000	40,000
Electronic Data Systems Corp. 6% 8/1/13 (e)	155,000	151,339
Iron Mountain, Inc. 6.625% 1/1/16	130,000	128,050
Titan Corp. 8% 5/15/11 (e)	60,000	63,300
		382,689
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	70,000	70,175
7.15% 8/1/04	5,000	5,113
7.2% 4/1/16	120,000	114,000
7.625% 6/15/13	70,000	70,175
		259,463
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	100,000	113,000
Amkor Technology, Inc. 7.75% 5/15/13 (e)	50,000	47,250
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	80,000	67,600
		227,850
TOTAL INFORMATION TECHNOLOGY		1,778,842
MATERIALS - 1.0%
Chemicals - 0.2%
Geon Co. 6.875% 12/15/05	15,000	13,950
HMP Equity Holdings Corp. 0% 5/15/08 unit (e)	110,000	55,000
Huntsman International LLC 9.875% 3/1/09 (e)	60,000	62,100
Methanex Corp. yankee 7.75% 8/15/05	155,000	163,525
Millennium America, Inc.:
9.25% 6/15/08	40,000	43,200
9.25% 6/15/08 (e)	30,000	32,400
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	60,000	65,400
PolyOne Corp. 8.875% 5/1/12	65,000	57,850
Resolution Performance Products LLC:
9.5% 4/15/10	65,000	67,925
13.5% 11/15/10	20,000	20,000
		581,350
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (e)	140,000	147,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13 (e)	$ 60,000	$ 64,800
BWAY Corp. 10% 10/15/10 (e)	30,000	30,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (e)	130,000	132,275
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	50,000	52,625
8.25% 5/15/13 (e)	80,000	84,000
8.75% 11/15/12	25,000	27,125
8.875% 2/15/09	185,000	200,263
Owens-Illinois, Inc.:
7.15% 5/15/05	45,000	45,788
7.35% 5/15/08	295,000	290,575
7.5% 5/15/10	20,000	19,600
7.8% 5/15/18	45,000	42,300
Sealed Air Corp.:
5.625% 7/15/13 (e)	30,000	30,283
6.875% 7/15/33 (e)	60,000	61,159
		1,081,393
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	200,000	225,352
Peabody Energy Corp. 6.875% 3/15/13 (e)	90,000	94,050
Phelps Dodge Corp. 8.75% 6/1/11	200,000	233,360
Salt Holdings Corp., Inc. 0% 12/15/12 (c)(e)	80,000	54,200
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	36,750
		643,712
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.375% 12/1/25	10,000	8,800
7.5% 5/15/06	95,000	97,375
8.125% 5/15/11	105,000	107,888
8.875% 5/15/31	5,000	4,900
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	95,000	99,275
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	90,000	93,938
Weyerhaeuser Co. 6.75% 3/15/12	100,000	113,520
		525,696
TOTAL MATERIALS		2,979,151
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T Corp. 7.8% 11/15/11	100,000	114,311
Citizens Communications Co. 8.5% 5/15/06	100,000	115,981
France Telecom SA:
9.25% 3/1/11 (d)	150,000	188,785
10% 3/1/31 (d)	200,000	276,747

	Principal Amount	Value (Note 1)
Qwest Corp. 8.875% 3/15/12 (e)	$ 185,000	$ 206,738
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	95,000	96,900
9.375% 6/1/08	25,000	26,125
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	120,000	132,741
TELUS Corp. yankee 7.5% 6/1/07	310,000	345,650
Triton PCS, Inc.:
8.75% 11/15/11	60,000	59,700
9.375% 2/1/11	280,000	285,600
U.S. West Communications 6.875% 9/15/33	40,000	36,600
Verizon New York, Inc. 6.875% 4/1/12	200,000	235,433
		2,121,311
Wireless Telecommunication Services - 0.4%
American Tower Corp. 9.375% 2/1/09	35,000	35,000
AT&T Wireless Services, Inc. 8.75% 3/1/31	290,000	358,459
Crown Castle International Corp.:
9.375% 8/1/11	55,000	57,063
9.5% 8/1/11	155,000	159,650
10.75% 8/1/11	45,000	48,375
Nextel Communications, Inc.:
9.375% 11/15/09	95,000	101,888
9.5% 2/1/11	50,000	55,500
9.75% 10/31/07	230,000	239,200
9.95% 2/15/08	100,000	105,000
Nextel Partners, Inc. 8.125% 7/1/11 (e)	70,000	69,650
Rogers Wireless, Inc. 9.625% 5/1/11	50,000	56,500
SBA Communications Corp. 10.25% 2/1/09	40,000	36,000
		1,322,285
TOTAL TELECOMMUNICATION SERVICES		3,443,596
UTILITIES - 2.2%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	68,792	70,856
Series B, 10.25% 11/15/07 (e)(g)	6,204	5,956
7.8% 3/15/11	155,000	128,650
8.75% 4/15/12 (e)	330,000	282,150
CMS Energy Corp.:
8.375% 7/1/03	120,000	120,000
8.5% 4/15/11	85,000	87,975
Detroit Edison Co. 6.125% 10/1/10	165,000	188,404
Dominion Resources, Inc. 6.25% 6/30/12	160,000	181,151
Duke Capital Corp. 6.75% 2/15/32	210,000	211,675
Edison International 6.875% 9/15/04	35,000	35,350
FirstEnergy Corp. 6.45% 11/15/11	145,000	159,117
Illinois Power Co.:
7.5% 6/15/09	150,000	151,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.: - continued
11.5% 12/15/10 (e)	$ 115,000	$ 131,100
Midland Funding Corp. II 11.75% 7/23/05	60,000	64,500
Nevada Power Co. 10.875% 10/15/09	65,000	73,125
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	90,218
Pacific Gas & Electric Co. 6.25% 3/1/04	60,000	60,000
PG&E Corp. 6.875% 7/15/08 (e)	60,000	62,250
Public Service Co. of Colorado 7.875% 10/1/12	115,000	144,781
Southern California Edison Co.:
7.25% 3/1/26	65,000	65,813
8% 2/15/07 (e)	250,000	275,000
TECO Energy, Inc.:
7% 5/1/12	95,000	92,625
10.5% 12/1/07	80,000	92,000
		2,774,196
Gas Utilities - 0.6%
ANR Pipeline, Inc. 9.625% 11/1/21	80,000	94,400
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	83,194
Dynegy Holdings, Inc.:
7.45% 7/15/06	50,000	47,500
8.125% 3/15/05	35,000	33,950
El Paso Energy Corp.:
6.75% 5/15/09	50,000	45,750
6.95% 12/15/07	125,000	116,875
7.375% 12/15/12	5,000	4,475
7.75% 1/15/32	35,000	29,488
7.8% 8/1/31	30,000	24,750
8.05% 10/15/30	225,000	194,625
Kinder Morgan Energy Partners LP 7.3% 8/15/33	250,000	300,215
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	20,000	20,800
7.75% 5/15/13 (e)	20,000	21,200
Sonat, Inc.:
6.625% 2/1/08	65,000	58,175
6.75% 10/1/07	40,000	36,150
6.875% 6/1/05	280,000	271,600
Southern Natural Gas Co. 8.875% 3/15/10 (e)	40,000	43,800
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	213,682
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	20,000	20,000
8.875% 7/15/12	15,000	16,913
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,800
		1,687,342

	Principal Amount	Value (Note 1)
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	$ 50,000	$ 46,750
8.5% 11/1/07	29,000	27,115
8.75% 6/15/08	30,000	29,550
8.75% 5/15/13 (e)	170,000	176,800
8.875% 2/15/11	54,000	52,650
9% 5/15/15 (e)	90,000	93,825
9.375% 9/15/10	16,000	16,080
9.5% 6/1/09	14,000	14,070
10% 12/12/05 (e)	30,000	30,750
10.25% 7/15/06	29,000	28,565
El Paso Corp.:
7% 5/15/11	90,000	81,900
7.875% 6/15/12 (e)	35,000	32,419
El Paso Production Holding Co. 7.75% 6/1/13 (e)	180,000	180,225
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	60,000	60,300
9.5% 7/15/13 (e)	50,000	50,375
Western Resources, Inc. 9.75% 5/1/07	90,000	100,800
Williams Companies, Inc.:
6.5% 8/1/06	60,000	58,800
6.75% 1/15/06	70,000	68,425
7.125% 9/1/11	260,000	253,500
7.5% 1/15/31	10,000	9,450
7.625% 7/15/19	105,000	101,850
7.75% 6/15/31	25,000	24,250
7.875% 9/1/21	80,000	78,600
8.125% 3/15/12	380,000	389,500
8.625% 6/1/10	80,000	83,700
8.75% 3/15/32	25,000	26,000
9.25% 3/15/04	55,000	56,375
		2,172,624
TOTAL UTILITIES		6,634,162
TOTAL NONCONVERTIBLE BONDS		43,729,390
TOTAL CORPORATE BONDS (Cost $39,915,614)		44,083,965
U.S. Government and Government Agency Obligations - 5.3%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
2.5% 6/15/08	1,845,000	1,836,153
6.25% 2/1/11	345,000	397,862
7.125% 6/15/10	320,000	395,559
Federal Home Loan Bank:
2.25% 5/15/06	375,000	380,118
2.625% 7/15/08	335,000	334,511
Freddie Mac:
6.25% 7/15/32	166,000	195,320
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
6.625% 9/15/09	$ 475,000	$ 570,084
6.75% 3/15/31	244,000	303,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,413,388
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds:
6.25% 5/15/30	3,395,000	4,226,510
6.625% 2/15/27	50,000	64,350
8% 11/15/21	100,000	144,871
U.S. Treasury Notes:
1.625% 3/31/05	1,480,000	1,490,175
4.375% 5/15/07	375,000	407,402
6.5% 2/15/10	2,720,000	3,299,806
6.75% 5/15/05	2,090,000	2,301,694
TOTAL U.S. TREASURY OBLIGATIONS		11,934,808
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,634,830)		16,348,196
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 8.9%
4.5% 7/1/18 (f)	1,500,000	1,530,000
5% 7/1/18 (f)	5,738,000	5,924,485
5.5% 2/1/11 to 11/1/17	345,609	359,373
5.5% 7/1/33 (f)	4,500,000	4,650,469
6% 4/1/09 to 1/1/29	3,900,611	4,071,981
6% 7/1/33	467,714	485,838
6.5% 9/1/16 to 8/1/32	6,966,205	7,275,805
6.5% 7/1/18 (f)	1,725,000	1,819,336
7% 12/1/24 to 2/1/28	337,165	356,682
7.5% 10/1/26 to 8/1/28	981,316	1,044,887
TOTAL FANNIE MAE		27,518,856
Freddie Mac - 0.0%
7.5% 1/1/27	79,081	84,418
Government National Mortgage Association - 2.2%
6% 7/1/33 (f)	1,999,993	2,094,368
6.5% 10/15/27 to 8/15/32	2,427,243	2,551,238
7% 1/15/28 to 7/15/32	1,612,083	1,702,970
7.5% 6/15/27 to 3/15/28	313,568	333,635
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,682,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,817,774)		34,285,485
Asset-Backed Securities - 1.2%
	Principal Amount	Value (Note 1)
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	$ 200,000	$ 208,300
Series 2001-6 Class B, 1.53% 12/15/08 (g)	200,000	200,576
Capital One Master Trust:
Series 2001-3A Class A, 5.45% 3/16/09	400,000	432,263
Series 2001-4 Class B, 1.55% 4/16/07 (g)	200,000	199,272
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	430,000	452,010
Class CTFS, 5.06% 2/15/08	45,602	46,927
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	600,000	662,763
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	93,579
Series 2001-C Class B, 5.54% 12/15/05	100,000	103,467
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	131,270	133,108
Class A4, 5.09% 10/18/06	145,000	149,336
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	220,374
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	200,000	204,062
Series 2000-2 Class A, 6.75% 9/16/09	365,000	403,772
Series 2001-2 Class B, 1.47% 6/16/08 (g)	200,000	199,563
TOTAL ASSET-BACKED SECURITIES (Cost $3,501,911)		3,709,372
Commercial Mortgage Securities - 0.9%

CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	500,000	609,121
Series 1997-C2 Class D, 7.27% 1/17/35	105,000	118,288
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	611,381
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	120,000	118,348
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	128,037
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	272,320
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	$ 110,000	$ 109,519
Class C, 4.13% 11/20/37 (e)	110,000	106,055
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	500,000	567,886
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,305,396)		2,640,955
Municipal Securities - 0.0%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $170,000)	170,000	167,173
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	150,000	158,700
6.875% 4/28/09	150,000	172,575
7.125% 1/11/12	160,000	186,600
Polish Government 6.25% 7/3/12	225,000	260,438
State of Israel 4.625% 6/15/13	145,000	142,372
United Mexican States 4.625% 10/8/08	150,000	153,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $973,697)		1,073,835
Money Market Funds - 20.9%
Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $64,403,295)	64,403,295	64,403,295
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $308,994,374)	327,868,684
NET OTHER ASSETS - (6.2)%	(19,085,290)
NET ASSETS - 100%	$ 308,783,394
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 2,830,000	$ 80,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,031,005 or 2.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	16.4%
AAA,AA,A	4.9
BBB	4.5
BB	2.5
B	3.9
CCC,CC,C	0.9
Equities	52.2
Short-Term Investments and Net Other Assets	14.7
Total	100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $142,661,369 and $145,757,929, respectively, of which long-term U.S. government and government agency obligations aggregated $87,008,475 and $92,966,760, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,303 for the period.
Income Tax Information
At December 31, 2002 the fund had a capital loss carryforward of approximately $22,278,000 of which $1,350,000, $11,276,000 and $9,652,000 will expire on December 31, 2008, 2009, 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $308,994,374) - See accompanying schedule		$ 327,868,684
Cash		186,954
Receivable for investments sold		381,505
Receivable for fund shares sold		458,486
Dividends receivable		177,885
Interest receivable		1,174,468
Unrealized gain on swap agreements		80,592
Total assets		330,328,574

Liabilities
Payable for investments purchased Regular delivery	$ 4,418,172
Delayed delivery	16,727,911
Payable for fund shares redeemed	215,471
Accrued management fee	110,779
Distribution fees payable	6,712
Other payables and accrued expenses	66,135
Total liabilities		21,545,180

Net Assets		$ 308,783,394
Net Assets consist of:
Paid in capital		$ 308,790,922
Undistributed net investment income		3,636,661
Accumulated undistributed net realized gain (loss) on investments		(22,599,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,955,336
Net Assets		$ 308,783,394
Initial Class: Net Asset Value, offering price and redemption price per share ($263,865,568 ÷ 20,339,756 shares)		$ 12.97
Service Class: Net Asset Value, offering price and redemption price per share ($21,108,166 ÷ 1,633,558 shares)		$ 12.92
Service Class 2: Net Asset Value, offering price and redemption price per share ($23,809,660 ÷ 1,850,029 shares)		$ 12.87

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,220,154
Interest		3,098,120
Total income		4,318,274

Expenses
Management fee	$ 609,270
Transfer agent fees	100,262
Distribution fees	35,839
Accounting fees and expenses	55,145
Non-interested trustees' compensation	564
Custodian fees and expenses	14,463
Audit	28,573
Legal	363
Miscellaneous	42,278
Total expenses before reductions	886,757
Expense reductions	(7,991)	878,766
Net investment income (loss)		3,439,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,000,975
Swap agreements	8,186
Total net realized gain (loss)		1,009,161
Change in net unrealized appreciation (depreciation) on: Investment securities	22,250,556
Assets and liabilities in foreign currencies	114
Swap agreements	80,592
Total change in net unrealized appreciation (depreciation)		22,331,262
Net gain (loss)		23,340,423
Net increase (decrease) in net assets resulting from operations		$ 26,779,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 3,439,508	$ 8,209,006
Net realized gain (loss)	1,009,161	(9,031,439)
Change in net unrealized appreciation (depreciation)	22,331,262	(27,890,095)
Net increase (decrease) in net assets resulting from operations	26,779,931	(28,712,528)
Distributions to shareholders from net investment income	(7,974,845)	(8,837,001)
Share transactions - net increase (decrease)	16,318,448	4,349,125
Total increase (decrease) in net assets	35,123,534	(33,200,404)

Net Assets
Beginning of period	273,659,860	306,860,264
End of period (including undistributed net investment income of $3,636,661 and undistributed net investment income of $8,300,210, respectively)	$ 308,783,394	$ 273,659,860
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,065,200	43,828	452,474
Reinvested	599,512	50,167	45,486
Redeemed	(1,656,108)	(113,689)	(189,528)
Net increase (decrease)	1,008,604	(19,694)	308,432

Dollars Sold	$ 25,985,865	$ 529,502	$ 5,561,138
Reinvested	6,882,396	573,909	518,540
Redeemed	(20,018,237)	(1,377,975)	(2,336,690)
Net increase (decrease)	$ 12,850,024	$ (274,564)	$ 3,742,988

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	3,458,033	233,061	650,930
Reinvested	586,697	54,643	37,261
Redeemed	(4,004,430)	(497,329)	(380,772)
Net increase (decrease)	40,300	(209,625)	307,419

Dollars Sold	$ 44,057,181	$ 3,005,489	$ 8,292,512
Reinvested	7,644,656	709,812	482,533
Redeemed	(49,132,561)	(6,145,338)	(4,565,159)
Net increase (decrease)	$ 2,569,276	$ (2,430,037)	$ 4,209,886

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Income from Investment Operations
Net investment income (loss) E	.15	.36	.42	.48	.45	.44
Net realized and unrealized gain (loss)	1.02	(1.53)	(.63)	(1.15)	.24	2.00
Total from investment operations	1.17	(1.17)	(.21)	(.67)	.69	2.44
Distributions from net investment income	(.36)	(.39)	(.52)	(.48)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.35)	(.43)	(.55)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.36)	(.39)	(.52)	(.88)	(.80)	(.91)
Net asset value, end of period	$ 12.97	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Total Return B,C,D	10.01%	(8.72)%	(1.58)%	(4.30)%	4.55%	17.64%
Ratios to Average Net AssetsF
Expenses before expense reductions	.60% A	.57%	.57%	.58%	.57%	.59%
Expenses net of voluntary waivers, if any	.60% A	.57%	.57%	.58%	.57%	.59%
Expenses net of all reductions	.60% A	.55%	.55%	.56%	.55%	.58%
Net investment income (loss)	2.47% A	2.84%	3.11%	3.18%	2.87%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,866	$ 235,064	$ 264,608	$ 250,802	$ 325,371	$ 307,681
Portfolio turnover rate	113% A	134%	126%	126%	108%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Income from Investment Operations
Net investment income (loss)E	.15	.34	.41	.46	.43	.41
Net realized and unrealized gain (loss)	1.01	(1.51)	(.64)	(1.14)	.24	1.98
Total from investment operations	1.16	(1.17)	(.23)	(.68)	.67	2.39
Distributions from net investment income	(.35)	(.38)	(.50)	(.47)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.35)	(.43)	(.55)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.35)	(.38)	(.50)	(.87)	(.80)	(.91)
Net asset value, end of period	$ 12.92	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Total ReturnB,C,D	9.95%	(8.75)%	(1.72)%	(4.38)%	4.43%	17.27%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A	.67%	.67%	.68%	.67%	.70%
Expenses net of voluntary waivers, if any	.71%A	.67%	.67%	.68%	.67%	.70%
Expenses net of all reductions	.70%A	.65%	.65%	.66%	.66%	.69%
Net investment income (loss)	2.37%A	2.74%	3.01%	3.08%	2.77%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,108	$ 20,019	$ 25,455	$ 27,563	$ 27,054	$ 9,562
Portfolio turnover rate	113%A	134%	126%	126%	108%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss)E	.13	.32	.38	.40
Net realized and unrealized gain (loss)	1.02	(1.51)	(.63)	(.75)
Total from investment operations	1.15	(1.19)	(.25)	(.35)
Distributions from net investment income	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.87	$ 12.05	$ 13.61	$ 14.37
Total ReturnB,C,D	9.90%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.86%A	.83%	.83%	.85%A
Expenses net of voluntary waivers, if any	.86%A	.83%	.83%	.85%A
Expenses net of all reductions	.86%A	.81%	.81%	.83%A
Net investment income (loss)	2.22%A	2.58%	2.85%	2.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,810	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	113%A	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Omnicom Group, Inc.	5.4
EchoStar Communications Corp. Class A	5.4
Gillette Co.	5.1
BellSouth Corp.	4.7
Merrill Lynch & Co., Inc.	4.5
25.1
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	19.8
Consumer Discretionary	18.9
Consumer Staples	15.4
Telecommunication Services	8.1
Industrials	7.0
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	85.2%
Short-Term Investments and Net Other Assets	14.8%

* Foreign investments	1.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.9%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	96,100	$ 2,747,499
Household Durables - 0.0%
Garmin Ltd. (a)	11,010	438,969
Media - 14.2%
Comcast Corp. Class A (special) (a)	283,000	8,158,890
E.W. Scripps Co. Class A	326,600	28,975,952
EchoStar Communications Corp. Class A (a)	1,918,800	66,428,856
Omnicom Group, Inc.	935,600	67,082,519
Pegasus Communications Corp. Class A (a)	142,909	4,227,248
		174,873,465
Multiline Retail - 2.8%
Dollar Tree Stores, Inc. (a)	286,300	9,084,299
Kohl's Corp. (a)	487,000	25,022,060
		34,106,359
Specialty Retail - 1.0%
Hollywood Entertainment Corp. (a)	698,800	12,019,360
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	249,800	8,805,450
TOTAL CONSUMER DISCRETIONARY		232,991,102
CONSUMER STAPLES - 15.4%
Beverages - 1.0%
The Coca-Cola Co.	261,800	12,150,138
Food & Staples Retailing - 4.7%
Sysco Corp.	164,700	4,947,588
Wal-Mart Stores, Inc.	783,600	42,055,812
Walgreen Co.	358,000	10,775,800
		57,779,200
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	384,200	10,450,240
Household Products - 2.7%
Colgate-Palmolive Co.	264,000	15,298,800
Kimberly-Clark Corp.	342,400	17,852,736
		33,151,536
Personal Products - 5.1%
Gillette Co.	1,982,100	63,149,706
Tobacco - 1.1%
Altria Group, Inc.	284,460	12,925,862
TOTAL CONSUMER STAPLES		189,606,682
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	919,956	33,035,620

	Shares	Value (Note 1)
FINANCIALS - 19.8%
Capital Markets - 10.9%
Goldman Sachs Group, Inc.	319,600	$ 26,766,500
Merrill Lynch & Co., Inc.	1,178,600	55,017,048
Morgan Stanley	1,229,200	52,548,300
		134,331,848
Commercial Banks - 4.7%
Bank One Corp.	180,300	6,703,554
Wells Fargo & Co.	1,008,600	50,833,440
		57,536,994
Consumer Finance - 0.7%
American Express Co.	216,000	9,030,960
Insurance - 3.1%
Allstate Corp.	263,200	9,383,080
American International Group, Inc.	390,405	21,542,548
PartnerRe Ltd.	111,600	5,703,876
Travelers Property Casualty Corp. Class B	141,300	2,228,301
		38,857,805
Real Estate - 0.4%
Equity Office Properties Trust	165,800	4,478,258
TOTAL FINANCIALS		244,235,865
HEALTH CARE - 6.6%
Biotechnology - 2.8%
Amgen, Inc. (a)	514,800	34,203,312
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	1	17
Alcon, Inc.	124,300	5,680,510
Medtronic, Inc.	207,300	9,944,181
		15,624,708
Pharmaceuticals - 2.5%
Allergan, Inc.	98,500	7,594,350
Pfizer, Inc.	680,700	23,245,905
		30,840,255
TOTAL HEALTH CARE		80,668,275
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	115,500	5,494,335
Northrop Grumman Corp.	83,100	7,170,699
United Technologies Corp.	58,500	4,143,555
		16,808,589
Airlines - 1.5%
Continental Airlines, Inc. Class B (a)	619,600	9,275,412
Mesaba Holdings, Inc. (a)	435,200	2,685,184
Northwest Airlines Corp. (a)	320,000	3,612,800
Southwest Airlines Co.	179,500	3,087,400
		18,660,796
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.5%
American Standard Companies, Inc. (a)	81,100	$ 5,995,723
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	4,638,480
Industrial Conglomerates - 3.3%
General Electric Co.	1,413,000	40,524,840
TOTAL INDUSTRIALS		86,628,428
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,001,100	16,708,359
Nokia Corp. sponsored ADR	27,900	458,397
		17,166,756
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	14,000	990,780
IT Services - 1.1%
First Data Corp.	178,400	7,392,896
Paychex, Inc.	237,719	6,967,544
		14,360,440
Software - 3.2%
Microsoft Corp.	1,542,800	39,511,108
TOTAL INFORMATION TECHNOLOGY		72,029,084
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	138,230
Containers & Packaging - 0.0%
Ball Corp.	6	273
TOTAL MATERIALS		138,503
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 8.1%
BellSouth Corp.	2,196,500	58,492,795
SBC Communications, Inc.	699,630	17,875,547
Verizon Communications, Inc.	609,300	24,036,885
		100,405,227
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	208,300	10,994,074
FPL Group, Inc.	2,800	187,180
		11,181,254
TOTAL COMMON STOCKS (Cost $1,048,508,646)		1,050,920,040
Money Market Funds - 15.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b)	181,397,127	$ 181,397,127
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	10,672,000	10,672,000
TOTAL MONEY MARKET FUNDS (Cost $192,069,127)		192,069,127
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,240,577,773)		1,242,989,167
NET OTHER ASSETS - (0.8)%		(9,292,248)
NET ASSETS - 100%		$ 1,233,696,919
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,073,299 and $166,276,369, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25,413 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $156,531,000 of which $49,149,000 and $107,382,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,977,470) (cost $1,240,577,773) - See accompanying schedule		$ 1,242,989,167
Receivable for fund shares sold		928,994
Dividends receivable		1,089,737
Interest receivable		168,917
Other receivables		2,876
Total assets		1,245,179,691

Liabilities
Payable for fund shares redeemed	$ 143,168
Accrued management fee	496,589
Distribution fees payable	69,228
Other payables and accrued expenses	101,787
Collateral on securities loaned, at value	10,672,000
Total liabilities		11,482,772

Net Assets		$ 1,233,696,919
Net Assets consist of:
Paid in capital		$ 1,380,963,197
Undistributed net investment income		5,982,042
Accumulated undistributed net realized gain (loss) on investments		(155,659,714)
Net unrealized appreciation (depreciation) on investments		2,411,394
Net Assets		$ 1,233,696,919
Initial Class: Net Asset Value, offering price and redemption price per share ($718,184,532 ÷ 59,614,721 shares)		$ 12.05

Service Class: Net Asset Value, offering price and redemption price per share ($297,131,341 ÷ 24,799,252 shares)		$ 11.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($218,381,046 ÷ 18,341,629 shares)		$ 11.91

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 7,482,890
Interest		1,671,994
Security lending		6,583
Total income		9,161,467

Expenses
Management fee	$ 2,624,216
Transfer agent fees	379,811
Distribution fees	344,563
Accounting and security lending fees	137,721
Non-interested trustees' compensation	2,155
Custodian fees and expenses	9,255
Audit	16,966
Legal	1,868
Miscellaneous	138,549
Total expenses before reductions	3,655,104
Expense reductions	(12,064)	3,643,040
Net investment income (loss)		5,518,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,634,501
Change in net unrealized appreciation (depreciation) on investment securities		118,233,941
Net gain (loss)		122,868,442
Net increase (decrease) in net assets resulting from operations		$ 128,386,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Prodcuts: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,518,427	$ 14,033,270
Net realized gain (loss)	4,634,501	(105,954,322)
Change in net unrealized appreciation (depreciation)	118,233,941	(123,219,077)
Net increase (decrease) in net assets resulting from operations	128,386,869	(215,140,129)
Distributions to shareholders from net investment income	(12,772,749)	(15,060,404)
Share transactions - net increase (decrease)	88,909,313	8,584,266
Total increase (decrease) in net assets	204,523,433	(221,616,267)

Net Assets
Beginning of period	1,029,173,486	1,250,789,753
End of period (including undistributed net investment income of $5,982,042 and undistributed net investment income of $13,960,647, respectively)	$ 1,233,696,919	$ 1,029,173,486
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,737,097	2,013,931	5,709,430
Reinvested	791,445	298,276	164,516
Redeemed	(4,665,824)	(680,760)	(664,236)
Net increase (decrease)	862,718	1,631,447	5,209,710

Dollars Sold	$ 54,406,937	$ 22,704,364	$ 63,949,398
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(50,412,458)	(7,259,374)	(7,252,303)
Net increase (decrease)	$ 12,075,135	$ 18,475,469	$ 58,358,709

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	5,547,232	3,741,835	8,546,664
Reinvested	858,112	262,919	83,941
Redeemed	(15,376,984)	(2,273,174)	(1,333,545)
Net increase (decrease)	(8,971,640)	1,731,580	7,297,060

Dollars Sold	$ 65,703,944	$ 44,246,058	$ 98,819,591
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(175,367,574)	(25,009,314)	(14,868,843)
Net increase (decrease)	$ (98,920,062)	$ 22,512,709	$ 84,991,619

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614
From net realized gain	-	-	-
Total	$ 8,080,656	$ 3,030,479	$ 1,661,614

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.06	.15	.18	.20	.18	.15
Net realized and unrealized gain (loss)	1.27	(2.32)	(1.45)	(.81)	1.27	3.54
Total from investment operations	1.33	(2.17)	(1.27)	(.61)	1.45	3.69
Distributions from net investment income	(.14)	(.16)	(.19)	(.19)	(.10)	-
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)	(.07)
Total distributions	(.14)	(.16)	(.80)	(1.43)	(.30)	(.07)
Net asset value, end of period	$ 12.05	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Total Return B,C,D	12.48%	(16.61)%	(8.75)%	(3.62)%	9.17%	29.59%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.59%	.58%	.58%	.60%	.61%
Expenses net of voluntary waivers, if any	.61% A	.59%	.58%	.58%	.60%	.61%
Expenses net of all reductions	.61% A	.58%	.56%	.57%	.59%	.60%
Net investment income (loss)	1.08% A	1.30%	1.34%	1.26%	1.08%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,185	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806
Portfolio turnover rate	35% A	43%	58%	72%	58%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.18	.16	.15
Net realized and unrealized gain (loss)	1.26	(2.31)	(1.44)	(.80)	1.27	3.50
Total from investment operations	1.31	(2.17)	(1.28)	(.62)	1.43	3.65
Distributions from net investment income	(.13)	(.15)	(.18)	(.19)	(.10)	-
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)	(.07)
Total distributions	(.13)	(.15)	(.79)	(1.43)	(.30)	(.07)
Net asset value, end of period	$ 11.98	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Total Return B,C,D	12.35%	(16.69)%	(8.85)%	(3.69)%	9.06%	29.27%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A	.69%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.71% A	.69%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.71% A	.68%	.66%	.68%	.69%	.70%
Net investment income (loss)	.98% A	1.20%	1.24%	1.16%	.98%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,131	$ 250,160	$ 281,194	$ 212,994	$ 95,600	$ 18,375
Portfolio turnover rate	35% A	43%	58%	72%	58%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.05	.12	.14	.15
Net realized and unrealized gain (loss)	1.25	(2.30)	(1.44)	(.49)
Total from investment operations	1.30	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(1.24)
Total distributions	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.91	$ 10.73	$ 13.07	$ 15.17
Total Return B,C,D	12.32%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A	.85%	.84%	.85% A
Expenses net of voluntary waivers, if any	.86% A	.85%	.84%	.85% A
Expenses net of all reductions	.86% A	.84%	.82%	.84% A
Net investment income (loss)	.83% A	1.05%	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,381	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	35% A	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Gillette Co.	3.6
Microsoft Corp.	3.4
Pfizer, Inc.	3.1
The Coca-Cola Co.	2.9
Citigroup, Inc.	2.9
15.9
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	17.1
Health Care	16.7
Consumer Discretionary	16.3
Financials	12.7
Consumer Staples	11.1
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	97.2%
Short-Term Investments and Net Other Assets	2.8%

* Foreign investments	5.7%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	21,300	$ 404,274
Hilton Hotels Corp.	59,200	757,168
Mandalay Resort Group	21,500	684,775
Panera Bread Co. Class A (a)	31,100	1,244,000
Starwood Hotels & Resorts Worldwide, Inc. unit	102,500	2,930,475
		6,020,692
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	104,000	3,794,960
Media - 12.1%
AOL Time Warner, Inc. (a)	816,500	13,137,485
Cablevision Systems Corp. - NY Group Class A (a)	63,100	1,309,956
Clear Channel Communications, Inc. (a)	111,500	4,726,485
Comcast Corp.:
Class A (a)	24,359	735,155
Class A (special) (a)	295,500	8,519,265
Fox Entertainment Group, Inc. Class A (a)	433,400	12,473,252
General Motors Corp. Class H (a)	85,100	1,090,131
Interpublic Group of Companies, Inc.	63,100	844,278
Liberty Media Corp. Class A (a)	335,800	3,881,848
McGraw-Hill Companies, Inc.	6,400	396,800
Meredith Corp.	69,700	3,066,800
News Corp. Ltd. ADR	164,800	4,988,496
Omnicom Group, Inc.	73,300	5,255,610
Univision Communications, Inc. Class A (a)	169,700	5,158,880
Viacom, Inc. Class B (non-vtg.) (a)	322,820	14,094,321
Walt Disney Co.	85,600	1,690,600
		81,369,362
Multiline Retail - 0.1%
Dollar General Corp.	21,000	383,460
Kohl's Corp. (a)	10,600	544,628
		928,088
Specialty Retail - 1.8%
Home Depot, Inc.	231,100	7,654,032
Lowe's Companies, Inc.	16,600	712,970
Staples, Inc. (a)	225,900	4,145,265
		12,512,267
Textiles Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	16,087	1,379,376
Coach, Inc. (a)	26,800	1,333,032
NIKE, Inc. Class B	47,100	2,519,379
		5,231,787
TOTAL CONSUMER DISCRETIONARY		109,857,156

	Shares	Value (Note 1)
CONSUMER STAPLES - 11.1%
Beverages - 3.3%
PepsiCo, Inc.	52,900	$ 2,354,050
The Coca-Cola Co.	422,100	19,589,661
		21,943,711
Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (a)	35,900	1,313,940
Sysco Corp.	43,000	1,291,720
Wal-Mart Stores, Inc.	119,900	6,435,033
		9,040,693
Food Products - 1.7%
Dean Foods Co. (a)	142,500	4,488,750
Kraft Foods, Inc. Class A	68,400	2,226,420
The J.M. Smucker Co.	80,078	3,194,311
Tyson Foods, Inc. Class A	155,800	1,654,596
		11,564,077
Household Products - 0.4%
Colgate-Palmolive Co.	26,900	1,558,855
Procter & Gamble Co.	10,820	964,928
		2,523,783
Personal Products - 3.8%
Avon Products, Inc.	23,222	1,444,408
Gillette Co.	758,870	24,177,597
		25,622,005
Tobacco - 0.6%
Altria Group, Inc.	90,320	4,104,141
TOTAL CONSUMER STAPLES		74,798,410
ENERGY - 6.0%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	88,100	2,957,517
Cooper Cameron Corp. (a)	38,500	1,939,630
Helmerich & Payne, Inc.	25,200	735,840
Schlumberger Ltd. (NY Shares)	265,900	12,648,863
		18,281,850
Oil & Gas - 3.3%
BP PLC sponsored ADR	171,290	7,197,606
ChevronTexaco Corp.	21,000	1,516,200
ConocoPhillips	53,530	2,933,444
Exxon Mobil Corp.	301,400	10,823,274
		22,470,524
TOTAL ENERGY		40,752,374
FINANCIALS - 12.7%
Capital Markets - 4.2%
Bank of New York Co., Inc.	15,700	451,375
Charles Schwab Corp.	119,100	1,201,719
Goldman Sachs Group, Inc.	53,500	4,480,625
Janus Capital Group, Inc.	81,500	1,336,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	10,700	$ 711,336
Merrill Lynch & Co., Inc.	250,300	11,684,004
Morgan Stanley	192,000	8,208,000
		28,073,659
Commercial Banks - 0.6%
Bank of America Corp.	38,100	3,011,043
Bank One Corp.	33,700	1,252,966
		4,264,009
Consumer Finance - 1.5%
American Express Co.	213,800	8,938,978
SLM Corp.	31,200	1,222,104
		10,161,082
Diversified Financial Services - 2.9%
Citigroup, Inc.	452,507	19,367,300
Insurance - 1.9%
American International Group, Inc.	202,062	11,149,781
Travelers Property Casualty Corp.:
Class A	65,709	1,044,773
Class B	60,423	952,871
		13,147,425
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	70,000	4,720,800
Freddie Mac	116,900	5,935,013
		10,655,813
TOTAL FINANCIALS		85,669,288
HEALTH CARE - 16.7%
Biotechnology - 0.7%
Celgene Corp. (a)	48,900	1,486,560
CV Therapeutics, Inc. (a)	16,000	474,560
Genentech, Inc. (a)	21,300	1,536,156
IDEC Pharmaceuticals Corp. (a)	26,700	907,800
Vertex Pharmaceuticals, Inc. (a)	28,000	408,800
		4,813,876
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	98,400	4,496,880
Bausch & Lomb, Inc.	48,000	1,800,000
Beckman Coulter, Inc.	42,500	1,727,200
Becton, Dickinson & Co.	159,800	6,208,230
Boston Scientific Corp. (a)	37,400	2,285,140
C.R. Bard, Inc.	37,200	2,652,732
Medtronic, Inc.	103,800	4,979,286
St. Jude Medical, Inc. (a)	44,280	2,546,100
		26,695,568
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	48,005	3,086,722

	Shares	Value (Note 1)
McKesson Corp.	122,700	$ 4,385,298
WebMD Corp. (a)	59,700	646,551
		8,118,571
Pharmaceuticals - 10.9%
Abbott Laboratories	201,830	8,832,081
Barr Laboratories, Inc. (a)	54,745	3,585,798
Bristol-Myers Squibb Co.	41,400	1,124,010
Eli Lilly & Co.	42,900	2,958,813
Johnson & Johnson	124,400	6,431,480
Merck & Co., Inc.	310,600	18,806,830
Novartis AG sponsored ADR	51,600	2,054,196
Pfizer, Inc.	619,793	21,165,931
Schering-Plough Corp.	107,600	2,001,360
Wyeth	141,000	6,422,550
		73,383,049
TOTAL HEALTH CARE		113,011,064
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	10,370	493,301
Northrop Grumman Corp.	34,100	2,942,489
		3,435,790
Air Freight & Logistics - 0.8%
FedEx Corp.	63,000	3,907,890
United Parcel Service, Inc. Class B	21,300	1,356,810
		5,264,700
Airlines - 1.0%
Alaska Air Group, Inc. (a)	42,100	903,045
Delta Air Lines, Inc.	61,200	898,416
Southwest Airlines Co.	267,450	4,600,140
		6,401,601
Industrial Conglomerates - 4.1%
3M Co.	44,900	5,791,202
General Electric Co.	587,850	16,859,538
Tyco International Ltd.	260,100	4,936,698
		27,587,438
Machinery - 1.0%
Caterpillar, Inc.	58,100	3,233,846
Danaher Corp.	53,600	3,647,480
		6,881,326
Road & Rail - 0.3%
CSX Corp.	34,290	1,031,786
Union Pacific Corp.	19,740	1,145,315
		2,177,101
TOTAL INDUSTRIALS		51,747,956
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.7%
CIENA Corp. (a)	63,800	331,122
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	510,460	$ 8,519,577
Corning, Inc. (a)	137,000	1,012,430
Juniper Networks, Inc. (a)	191,400	2,367,618
Motorola, Inc.	509,800	4,807,414
Nokia Corp. sponsored ADR	111,400	1,830,302
Nortel Networks Corp. (a)	833,800	2,251,260
QUALCOMM, Inc.	31,900	1,140,425
Scientific-Atlanta, Inc.	87,000	2,074,080
Sonus Networks, Inc. (a)	181,100	910,933
		25,245,161
Computers & Peripherals - 3.8%
Dell Computer Corp. (a)	238,600	7,625,656
Diebold, Inc.	63,000	2,724,750
EMC Corp. (a)	201,500	2,109,705
Hewlett-Packard Co.	165,200	3,518,760
International Business Machines Corp.	63,400	5,230,500
SanDisk Corp. (a)	63,000	2,542,050
Sun Microsystems, Inc. (a)	374,600	1,723,160
		25,474,581
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	26,800	523,940
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	224,800	7,364,448
IT Services - 0.5%
First Data Corp.	64,200	2,660,448
Paychex, Inc.	22,166	649,685
		3,310,133
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc. (a)	126,000	4,387,320
Applied Materials, Inc. (a)	69,600	1,103,856
Intel Corp.	166,710	3,464,901
KLA-Tencor Corp. (a)	8,600	399,814
Lam Research Corp. (a)	42,800	779,388
Marvell Technology Group Ltd. (a)	37,500	1,288,875
National Semiconductor Corp. (a)	168,500	3,322,820
NVIDIA Corp. (a)	37,200	855,972
Omnivision Technologies, Inc. (a)	5,300	165,360
Teradyne, Inc. (a)	53,100	919,161
Texas Instruments, Inc.	309,100	5,440,160
Xilinx, Inc. (a)	72,900	1,845,099
		23,972,726
Software - 4.4%
Adobe Systems, Inc.	154,400	4,951,608
Microsoft Corp.	904,720	23,169,879

	Shares	Value (Note 1)
Red Hat, Inc. (a)	23,300	$ 176,381
VERITAS Software Corp. (a)	52,600	1,508,042
		29,805,910
TOTAL INFORMATION TECHNOLOGY		115,696,899
MATERIALS - 1.8%
Chemicals - 1.4%
Dow Chemical Co.	153,200	4,743,072
International Flavors & Fragrances, Inc.	21,300	680,109
Monsanto Co.	63,000	1,363,320
Praxair, Inc.	38,700	2,325,870
		9,112,371
Metals & Mining - 0.4%
Alcoa, Inc.	106,600	2,718,300
TOTAL MATERIALS		11,830,671
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
BellSouth Corp.	42,800	1,139,764
SBC Communications, Inc.	60,160	1,537,088
Verizon Communications, Inc.	199,000	7,850,550
		10,527,402
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Class A (a)	21,300	385,104
TOTAL TELECOMMUNICATION SERVICES		10,912,506
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	21,600	456,840
TOTAL COMMON STOCKS (Cost $560,180,269)		614,733,164
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c) (Cost $3,499,679)	$ 3,500,000	3,499,853
Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.18% (b) (Cost $63,298,284)	63,298,284	63,298,284
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $626,978,232)		681,531,301
NET OTHER ASSETS - (1.0)%		(6,552,366)
NET ASSETS - 100%		$ 674,978,935
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
169 S&P 500 Index Contracts	Sept. 2003	41,121,925	(1,165,001)

The face value of futures purchased as a percentage of net assets - 6.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,499,853.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $176,238,108 and $175,895,807, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,590 for the period.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $296,046,000 of which $30,553,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fideltiy Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $626,978,232) - See accompanying schedule		$ 681,531,301
Foreign currency held at value (cost $5,724)		5,495
Receivable for fund shares sold		726,859
Dividends receivable		653,112
Interest receivable		60,770
Other receivables		44,716
Total assets		683,022,253

Liabilities
Payable for investments purchased	$ 7,008,232
Payable for fund shares redeemed	592,777
Accrued management fee	332,056
Distribution fees payable	27,044
Other payables and accrued expenses	83,209
Total liabilities		8,043,318

Net Assets		$ 674,978,935
Net Assets consist of:
Paid in capital		$ 923,643,722
Undistributed net investment income		1,632,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(303,689,871)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,392,121
Net Assets		$ 674,978,935

Initial Class: Net Asset Value, offering price and redemption price per share ($426,272,603 ÷ 32,503,232 shares)		$ 13.11

Service Class: Net Asset Value, offering price and redemption price per share ($199,053,254÷ 15,177,719 shares)		$ 13.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,653,078 ÷ 3,803,114 shares)		$ 13.06

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,983,086
Interest		421,335
Security lending		8,918
Total income		4,413,339

Expenses
Management fee	$ 1,841,889
Transfer agent fees	227,902
Distribution fees	146,783
Accounting and security lending fees	102,562
Non-interested trustees' compensation	1,280
Custodian fees and expenses	9,711
Audit	30,078
Legal	1,202
Reports to shareholders	173,786
Miscellaneous	1,738
Total expenses before reductions	2,536,931
Expense reductions	(71,844)	2,465,087
Net investment income (loss)		1,948,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,296,603)
Foreign currency transactions	3,836
Futures contracts	4,157,821
Total net realized gain (loss)		(3,134,946)
Change in net unrealized appreciation (depreciation) on: Investment securities	76,929,413
Assets and liabilities in foreign currencies	315
Futures contracts	798,684
Total change in net unrealized appreciation (depreciation)		77,728,412
Net gain (loss)		74,593,466
Net increase (decrease) in net assets resulting from operations		$ 76,541,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,948,252	$ 4,975,875
Net realized gain (loss)	(3,134,946)	(113,552,394)
Change in net unrealized appreciation (depreciation)	77,728,412	(95,136,556)
Net increase (decrease) in net assets resulting from operations	76,541,718	(203,713,075)
Distributions to shareholders from net investment income	(4,842,328)	(8,515,304)
Share transactions - net increase (decrease)	(29,999,687)	(130,074,012)
Total increase (decrease) in net assets	41,699,703	(342,302,391)

Net Assets
Beginning of period	633,279,232	975,581,623
End of period (including undistributed net investment income of $1,632,963 and undistributed net investment income of $4,525,392, respectively)	$ 674,978,935	$ 633,279,232
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,458,425	822,622	777,356
Reinvested	309,123	114,933	19,452
Redeemed	(4,707,264)	(1,856,550)	(559,256)
Net increase (decrease)	(1,939,716)	(918,995)	237,552
Dollars
Sold	$ 30,126,962	$ 10,142,604	$ 9,543,304
Reinvested	3,375,626	1,255,069	211,633
Redeemed	(56,171,412)	(21,884,792)	(6,598,681)
Net increase (decrease)	$ (22,668,824)	$ (10,487,119)	$ 3,156,256

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	4,073,344	2,148,249	2,793,837
Reinvested	418,938	154,434	23,984
Redeemed	(13,173,878)	(4,639,853)	(2,220,662)
Net increase (decrease)	(8,681,596)	(2,337,170)	597,159
Dollars
Sold	$ 53,351,268	$ 28,729,746	$ 36,310,489
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(170,612,111)	(58,753,780)	(27,614,929)
Net increase (decrease)	$ (111,286,800)	$ (27,823,333)	$ 9,036,121

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,626	$ 1,255,069	$ 211,633
From net realized gain	-	-	-
Total	$ 3,375,626	$ 1,255,069	$ 211,633

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Income from Investment Operations
Net investment income (loss) E	.04	.09	.12	.06	.27	.26
Net realized and unrealized gain (loss)	1.46	(3.37)	(2.67)	(3.77)	.66	4.29
Total from investment operations	1.50	(3.28)	(2.55)	(3.71)	.93	4.55
Distributions from net investment income	(.10)	(.14)	(.06)	(.29)	(.23)	(.21)
Distributions from net realized gain	-	-	-	(1.41)	(.43)	(.73)
Total distributions	(.10)	(.14)	(.06)	(1.70)	(.66)	(.94)
Net asset value, end of period	$ 13.11	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Total Return B,C,D	12.98%	(21.84)%	(14.42)%	(17.07)%	4.27%	24.61%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.70%	.69%	.68%	.69%	.71%
Expenses net of voluntary waivers, if any	.76% A	.70%	.69%	.68%	.69%	.71%
Expenses net of all reductions	.73% A	.66%	.67%	.66%	.68%	.70%
Net investment income (loss)	.67% A	.68%	.79%	.31%	1.20%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,273	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011
Portfolio turnover rate	62% A	60%	89%	117%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.04	.25	.23
Net realized and unrealized gain (loss)	1.46	(3.37)	(2.67)	(3.76)	.66	4.30
Total from investment operations	1.49	(3.29)	(2.56)	(3.72)	.91	4.53
Distributions from net investment income	(.08)	(.12)	(.04)	(.28)	(.22)	(.21)
Distributions from net realized gain	-	-	-	(1.41)	(.43)	(.73)
Total distributions	(.08)	(.12)	(.04)	(1.69)	(.65)	(.94)
Net asset value, end of period	$ 13.11	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Total Return B,C,D	12.87%	(21.92)%	(14.49)%	(17.13)%	4.18%	24.51%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.80%	.79%	.79%	.79%	.80%
Expenses net of voluntary waivers, if any	.86% A	.80%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.83% A	.77%	.77%	.76%	.78%	.79%
Net investment income (loss)	.56% A	.58%	.69%	.21%	1.09%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,053	$ 188,318	$ 278,446	$ 345,960	$ 344,778	$ 149,496
Portfolio turnover rate	62% A	60%	89%	117%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.01
Net realized and unrealized gain (loss)	1.46	(3.34)	(2.66)	(3.34)
Total from investment operations	1.48	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	(1.41)
Total distributions	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 13.06	$ 11.64	$ 15.04	$ 17.68
Total Return B,C,D	12.82%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03%A	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	1.03%A	.97%	.95%	.95% A
Expenses net of all reductions	1.00%A	.94%	.93%	.93% A
Net investment income (loss)	.39%A	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,653	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	62%A	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets)
As of June 30, 2003
U.S.Government and U.S.Government Agency Obligations	60.1%
AAA	6.9%
AA	4.9%
A	11.1%
BBB	16.5%
BB and Below	1.6%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.2)%
* Short-Term Investments and Net Other Assets are not included in the pie chart.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of June 30, 2003
Years	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	13.8
Consumer Discretionary	3.6
Telecommunication Services	3.3
Utilities	2.8
Industrials	1.2
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,000,000	$ 2,970,942
7.2% 9/1/09	4,645,000	5,279,902
		8,250,844
Automobiles - 0.3%
General Motors Corp.:
7.125% 7/15/13	745,000	742,124
8.25% 7/15/23	2,510,000	2,497,458
8.375% 7/15/33	3,080,000	3,071,068
		6,310,650
Media - 2.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	7,141,000	8,152,280
7.625% 4/15/31	2,500,000	2,885,263
7.7% 5/1/32	1,745,000	2,037,169
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	2,100,000	2,488,500
Clear Channel Communications, Inc. 7.65% 9/15/10	5,000,000	6,016,990
Comcast Cable Communications, Inc. 6.875% 6/15/09	5,000,000	5,780,670
Comcast Corp. 7.05% 3/15/33	3,805,000	4,226,016
Continental Cablevision, Inc. 9% 9/1/08	4,000,000	4,971,448
Cox Communications, Inc. 7.75% 11/1/10	6,350,000	7,767,352
News America Holdings, Inc. 7.75% 12/1/45	12,500,000	14,868,675
		59,194,363
TOTAL CONSUMER DISCRETIONARY		73,755,857
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	2,285,000	2,606,867
Food Products - 0.2%
ConAgra Foods, Inc. 6.75% 9/15/11	3,870,000	4,530,733
Tobacco - 0.4%
Philip Morris Companies, Inc.:
7% 7/15/05	1,500,000	1,590,945
7.65% 7/1/08	5,000,000	5,587,945
7.75% 1/15/27	1,000,000	1,071,822
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	595,000	596,044
		8,846,756
TOTAL CONSUMER STAPLES		15,984,356
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	1,740,000	1,994,559
Oil & Gas - 0.5%
Duke Energy Field Services LLC 7.875% 8/16/10	4,000,000	4,814,304

	Principal Amount	Value (Note 1)
Pemex Project Funding Master Trust:
6.125% 8/15/08 (b)	$ 3,630,000	$ 3,884,100
7.375% 12/15/14 (b)	2,000,000	2,197,080
		10,895,484
TOTAL ENERGY		12,890,043
FINANCIALS - 13.2%
Capital Markets - 3.0%
Amvescap PLC yankee 6.6% 5/15/05	5,100,000	5,499,962
BankBoston Corp. 6.625% 12/1/05	4,420,000	4,874,880
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	3,400,000	3,630,775
5.875% 8/1/06	2,000,000	2,212,308
6.5% 1/15/12	1,520,000	1,744,285
Goldman Sachs Group, Inc.:
4.125% 1/15/08	3,270,000	3,436,286
5.7% 9/1/12	2,935,000	3,224,476
6.6% 1/15/12	12,425,000	14,437,602
J.P. Morgan Chase & Co.:
4% 2/1/08	1,065,000	1,113,487
5.35% 3/1/07	2,415,000	2,644,408
5.75% 1/2/13	3,500,000	3,826,487
Merita Bank Ltd. yankee 6.5% 1/15/06	1,500,000	1,657,287
Merrill Lynch & Co., Inc. 4% 11/15/07	7,475,000	7,762,982
Morgan Stanley 6.6% 4/1/12	5,695,000	6,579,918
		62,645,143
Commercial Banks - 1.3%
Bank of America Corp. 4.875% 1/15/13	3,600,000	3,797,651
Bank One Corp. 6.5% 2/1/06	1,245,000	1,382,073
Bank One NA, Chicago 3.7% 1/15/08	5,075,000	5,276,980
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,580,366
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,098,827
Korea Development Bank 7.375% 9/17/04	1,320,000	1,401,257
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,898,852
Popular North America, Inc.:
4.25% 4/1/08	3,000,000	3,122,025
6.125% 10/15/06	3,235,000	3,601,086
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,109,453
		27,268,570
Consumer Finance - 3.3%
American General Finance Corp.:
2.75% 6/15/08	205,000	202,192
5.875% 7/14/06	5,195,000	5,732,282
Capital One Bank:
4.875% 5/15/08	6,295,000	6,424,098
6.5% 6/13/13	3,475,000	3,439,555
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
5.8% 1/12/09	$ 5,065,000	$ 5,033,886
6.875% 2/1/06	2,600,000	2,757,560
7.25% 10/25/11	2,000,000	2,056,146
7.875% 6/15/10	6,350,000	6,804,711
General Motors Acceptance Corp.:
4.5% 7/15/06	505,000	508,182
6.125% 2/1/07	430,000	449,308
6.125% 8/28/07	430,000	446,833
6.75% 1/15/06	3,295,000	3,498,110
7.5% 7/15/05	500,000	535,823
7.75% 1/19/10	5,650,000	6,080,649
Household Finance Corp.:
6.375% 10/15/11	5,290,000	6,015,063
6.375% 11/27/12	2,635,000	3,001,597
6.75% 5/15/11	4,000,000	4,645,476
7% 5/15/12	840,000	994,266
Household International, Inc. 8.875% 2/15/08	3,450,000	4,008,210
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,094,730
7.5% 3/15/12	3,005,000	3,561,884
		68,290,561
Diversified Financial Services - 3.1%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,711,145
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	1,100,000	1,285,318
CIT Group, Inc. 7.75% 4/2/12	2,350,000	2,802,027
Citigroup, Inc. 3.5% 2/1/08	4,370,000	4,494,960
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	315,000	323,997
7.92% 5/18/12	3,700,000	3,196,051
Deutsche Telekom International Finance BV:
8.25% 6/15/05	4,000,000	4,460,512
8.75% 6/15/30	5,750,000	7,326,018
NiSource Finance Corp.:
7.625% 11/15/05	3,745,000	4,094,596
7.875% 11/15/10	4,360,000	5,147,852
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	1,200,000	1,371,000
Petronas Capital Ltd. 7% 5/22/12 (b)	14,170,000	16,391,573
Sprint Capital Corp. 6.875% 11/15/28	2,040,000	2,046,599
Verizon Global Funding Corp. 7.25% 12/1/10	5,500,000	6,605,143
Verizon Wireless Capital LLC 5.375% 12/15/06	2,395,000	2,630,534
		64,887,325

	Principal Amount	Value (Note 1)
Insurance - 0.7%
New York Life Insurance Co. 5.875% 5/15/33 (b)	$ 5,500,000	$ 5,772,162
Principal Life Global Funding I:
2.8% 6/26/08 (b)	1,850,000	1,828,830
5.125% 6/28/07 (b)	3,000,000	3,226,761
6.25% 2/15/12 (b)	1,350,000	1,527,119
Travelers Property Casualty Corp. 6.375% 3/15/33	1,745,000	1,907,191
		14,262,063
Real Estate - 1.1%
Arden Realty LP 7% 11/15/07	5,000,000	5,676,890
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,471,494
Boston Properties, Inc. 6.25% 1/15/13	3,000,000	3,285,174
CenterPoint Properties Trust 6.75% 4/1/05	510,000	544,703
EOP Operating LP:
6.5% 1/15/04	1,610,000	1,648,912
6.625% 2/15/05	4,500,000	4,813,749
ERP Operating LP 7.1% 6/23/04	1,000,000	1,050,607
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,237,462
ProLogis 6.7% 4/15/04	460,000	480,359
		23,209,350
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
5.5% 8/1/06	4,500,000	4,918,320
5.5% 2/1/07	2,500,000	2,737,030
Washington Mutual Bank 6.875% 6/15/11	3,000,000	3,579,273
Washington Mutual, Inc. 5.625% 1/15/07	3,955,000	4,359,165
		15,593,788
TOTAL FINANCIALS		276,156,800
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Lockheed Martin Corp. 8.2% 12/1/09	2,000,000	2,529,232
Raytheon Co. 5.5% 11/15/12	1,500,000	1,604,066
		4,133,298
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 6.75% 2/15/11	11,000,000	11,660,000
Road & Rail - 0.4%
CSX Corp. 7.95% 5/1/27	4,000,000	5,121,084
Norfolk Southern Corp. 7.25% 2/15/31	2,800,000	3,343,858
		8,464,942
TOTAL INDUSTRIALS		24,258,240
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Motorola, Inc.:
6.5% 11/15/28	$ 6,685,000	$ 6,785,275
6.75% 2/1/06	2,000,000	2,180,000
		8,965,275
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (b)	4,025,000	3,929,930
TOTAL INFORMATION TECHNOLOGY		12,895,205
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (b)	745,000	752,018
6.875% 7/15/33 (b)	1,565,000	1,595,236
		2,347,254
Metals & Mining - 0.1%
Falconbridge Ltd. yankee 7.35% 6/5/12	1,900,000	2,140,840
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.75% 3/15/12	1,675,000	1,901,462
TOTAL MATERIALS		6,389,556
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T Corp. 7.8% 11/15/11	3,915,000	4,475,283
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (b)	1,700,000	1,946,072
Citizens Communications Co. 8.5% 5/15/06	4,600,000	5,335,131
France Telecom SA:
9.25% 3/1/11 (a)	4,625,000	5,820,863
10% 3/1/31 (a)	6,550,000	9,063,464
Koninklijke KPN NV yankee 8% 10/1/10	9,500,000	11,760,649
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	965,000	1,067,459
Telefonica Europe BV 7.75% 9/15/10	5,000,000	6,169,580
Telefonos de Mexico SA de CV 8.25% 1/26/06	2,565,000	2,872,800
TELUS Corp. yankee:
7.5% 6/1/07	4,830,000	5,385,450
8% 6/1/11	3,150,000	3,638,250
Verizon New York, Inc. 6.875% 4/1/12	2,335,000	2,748,678
		60,283,679

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 2,580,000	$ 3,047,037
8.75% 3/1/31	3,455,000	4,270,605
		7,317,642
TOTAL TELECOMMUNICATION SERVICES		67,601,321
UTILITIES - 2.8%
Electric Utilities - 1.9%
Constellation Energy Group, Inc. 7% 4/1/12	1,740,000	2,026,804
Detroit Edison Co. 6.125% 10/1/10	2,350,000	2,683,329
Dominion Resources, Inc. 6.25% 6/30/12	2,825,000	3,198,440
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,343,792
Duke Capital Corp.:
6.25% 2/15/13	805,000	855,746
6.75% 2/15/32	4,610,000	4,646,774
FirstEnergy Corp. 6.45% 11/15/11	2,930,000	3,215,265
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,886,920
5.875% 10/1/12	1,955,000	2,144,088
Monongahela Power Co. 5% 10/1/06	2,260,000	2,245,875
Ohio Edison Co. 4% 5/1/08 (b)	6,125,000	6,282,523
Public Service Co. of Colorado 7.875% 10/1/12	2,470,000	3,109,653
TECO Energy, Inc. 7% 5/1/12	4,765,000	4,645,875
		39,285,084
Gas Utilities - 0.7%
Consolidated Natural Gas Co.:
5.375% 11/1/06	2,190,000	2,374,260
6.85% 4/15/11	445,000	528,877
Kinder Morgan Energy Partners LP 7.3% 8/15/33	5,950,000	7,145,111
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	4,370,000	5,047,350
		15,095,598
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	2,470,000	2,408,250
7.5% 1/15/31	505,000	477,225
		2,885,475
TOTAL UTILITIES		57,266,157
TOTAL NONCONVERTIBLE BONDS (Cost $490,742,122)		547,197,535
U.S. Government and Government Agency Obligations - 12.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.0%
Federal Home Loan Bank:
2.25% 5/15/06	$ 16,250,000	$ 16,471,764
2.625% 7/15/08	8,565,000	8,552,495
Freddie Mac:
1.75% 5/15/05	4,020,000	4,050,902
2.75% 3/15/08	10,200,000	10,286,139
5.75% 1/15/12	7,740,000	8,905,381
5.875% 3/21/11	7,205,000	8,104,681
6.25% 7/15/32	1,001,000	1,177,802
6.625% 9/15/09	3,000,000	3,600,528
6.75% 3/15/31	1,479,000	1,841,361
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	871,774	967,085
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	1,333	1,376
Series 1993-D, 5.23% 5/15/05	3,404	3,500
Series 1994-A, 7.12% 4/15/06	3,340	3,569
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	3,220	3,488
Private Export Funding Corp. secured 6.86% 4/30/04	229,183	239,526
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		64,209,597
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds:
6.25% 5/15/30	92,195,000	114,775,584
8% 11/15/21	890,000	1,289,353
U.S. Treasury Notes:
3.25% 8/15/07	2,600,000	2,713,446
4.375% 5/15/07	16,250,000	17,654,098
5% 8/15/11	40,000,000	44,868,760
6.125% 8/15/07	10,000,000	11,567,580
6.5% 2/15/10	8,000,000	9,705,312
TOTAL U.S. TREASURY OBLIGATIONS		202,574,133
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,437,103)		266,783,730
U.S. Government Agency - Mortgage Securities - 45.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 39.6%
4% 9/1/18 (c)	$ 10,000,000	$ 9,953,125
4.5% 7/1/18 (c)	50,000,000	51,000,000
4.5% 7/1/33 (c)	10,000,000	9,950,000
5% 7/1/18 (c)	62,043,000	64,059,398
5% 7/1/33 (c)	50,000,000	50,796,875
5.5% 6/1/11 to 5/1/18	136,276,901	141,635,327
5.5% 7/1/18 (c)	2,339,309	2,415,337
5.5% 7/1/33 (c)	104,847,261	108,353,091
6% 2/1/13 to 1/1/29	17,997,442	18,787,289
6% 7/1/33 (c)	747,269	776,226
6.5% 2/1/10 to 2/1/33	257,645,183	268,957,382
6.5% 7/1/18 (c)	83,155,000	87,702,539
7% 3/1/15 to 8/1/32	5,086,811	5,373,511
7.5% 7/1/07 to 11/1/31	8,954,653	9,536,179
8% 3/1/30	8,485	9,150
8.5% 3/1/25 to 6/1/25	6,671	7,247
TOTAL FANNIE MAE		829,312,676
Freddie Mac - 0.0%
8.5% 3/1/20 to 1/1/28	727,687	788,955
Government National Mortgage Association - 6.2%
6% 8/15/08 to 5/15/33	40,320,120	42,304,902
6% 7/1/33 (c)	15,925,601	16,677,090
6.5% 10/15/27 to 8/15/32	6,147,239	6,466,404
7% 1/15/28 to 8/15/32	57,574,271	60,827,560
7% 7/1/33 (c)	15,997	16,902
7.5% 3/15/06 to 10/15/28	2,139,868	2,284,506
8% 2/15/17	53,458	58,456
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		128,635,820
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $951,680,349)		958,737,451
Asset-Backed Securities - 3.3%

American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	1,500,000	1,562,252
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4A, 3.121% 11/6/09	1,705,000	1,736,031
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,115,000	2,125,787
Class A4B, 1.69% 1/6/10 (d)	1,570,000	1,570,000
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	4,000,000	4,322,626
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	4,900,000	5,150,816
Class CTFS, 5.06% 2/15/08	515,656	530,641
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	5,000,000	5,194,507
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	$ 7,000,000	$ 7,732,239
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	755,000	785,026
Series 2001-C Class B, 5.54% 12/15/05	1,400,000	1,448,532
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	1,497,456	1,518,420
Class A4, 5.09% 10/18/06	1,640,000	1,689,045
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	4,875,000	5,330,317
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	7,000,000	7,114,667
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,983,370
Series 2001-B2 Class B2, 1.54% 1/15/09 (d)	12,100,000	12,137,829
Railcar Trust Series 1992-1 Class A, 7.75% 6/1/04	143,140	147,948
Residential Finance LP/Residential Finance Development Corp. Series 2003-CB1:
Class B3, 2.563% 2/10/24 (b)(d)	1,235,000	1,235,000
Class B4, 2.763% 2/10/24 (b)(d)	1,105,000	1,105,000
Class B5, 3.363% 2/10/24 (b)(d)	755,000	755,000
Class B6, 3.863% 2/10/24 (b)(d)	445,000	445,000
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	1,300,000	1,326,403
Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,494,539
TOTAL ASSET-BACKED SECURITIES (Cost $66,524,870)		69,440,995
Commercial Mortgage Securities - 3.0%

Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	6,028,501
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	3,343,287	3,632,690
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,363,773
Series 2000-C1 Class A2, 7.545% 4/14/62	1,100,000	1,340,065
Series 1997-C2 Class D, 7.27% 1/17/35	720,000	811,117
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,735,522
Series 2001-CKN5 Class AX, 1.3187% 9/15/34 (b)(d)(f)	32,136,554	2,375,058

	Principal Amount	Value (Note 1)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 925,000	$ 974,394
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,668,286
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	500,000	565,786
Class C1, 7.52% 5/15/06 (b)	500,000	567,354
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	3,454,733	3,677,214
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,980,024
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,330,395
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (d)	245,000	241,627
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,298,237
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,532,611
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,701,156
Series 2001-C3 Class A1, 6.058% 6/15/20	5,627,102	6,182,316
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	2,600,000	2,588,625
Class C, 4.13% 11/20/37 (b)	2,600,000	2,506,766
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	2,500,000	2,839,432
Trizechahn Office Properties Trust 7.253% 3/15/13 (b)	1,390,000	1,499,199
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,304,739)		63,440,148
Municipal Securities - 0.2%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $4,395,000)	4,395,000	4,321,911
Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount	Value (Note 1)

Chilean Republic:
5.5% 1/15/13	$ 3,275,000	$ 3,464,950
6.875% 4/28/09	2,300,000	2,646,150
7.125% 1/11/12	8,520,000	9,936,450
Polish Government 6.25% 7/3/12	4,405,000	5,098,788
Quebec Province 7% 1/30/07	1,000,000	1,162,262
State of Israel 4.625% 6/15/13	3,760,000	3,691,850
United Mexican States:
4.625% 10/8/08	3,835,000	3,915,535
8% 9/24/22	8,000,000	8,960,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,007,667)		38,875,985
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,963,807
Fixed-Income Funds - 11.0%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $230,000,006)	2,311,526	229,742,559
Cash Equivalents - 15.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.28%, dated 6/30/03 due 7/1/03) (Cost $319,122,000)	$ 319,133,355	319,122,000
TOTAL INVESTMENT PORTFOLIO - 119.5% (Cost $2,409,920,404)	2,499,626,121
NET OTHER ASSETS - (19.5)%	(407,589,444)
NET ASSETS - 100%	$ 2,092,036,677
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	$ 5,000,000	$ 16,161
TOTAL CREDIT DEFAULT SWAP		5,000,000	16,161
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	23,290,000	663,246
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	19,000,000	525,456
TOTAL INTEREST RATE SWAP		42,290,000	1,188,702
		$ 47,290,000	$ 1,204,863
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $78,172,878 or 3.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,036,545,127 and $2,883,079,909, respectively, of which long-term U.S. government and government agency obligations aggregated $2,731,522,837 and $2,614,166,910, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $319,122,000) (cost $2,409,920,404) - See accompanying schedule		$ 2,499,626,121
Cash		9,047
Receivable for investments sold		2,243,651
Receivable for fund shares sold		1,938,325
Interest receivable		15,724,343
Unrealized gain on swap agreements		1,204,863
Total assets		2,520,746,350

Liabilities
Payable for investments purchased Regular delivery	$ 19,513,474
Delayed delivery	404,060,667
Payable for fund shares redeemed	4,091,400
Accrued management fee	764,568
Distribution fees payable	20,585
Other payables and accrued expenses	258,979
Total liabilities		428,709,673

Net Assets		$ 2,092,036,677
Net Assets consist of:
Paid in capital		$ 1,927,227,602
Undistributed net investment income		38,761,967
Accumulated undistributed net realized gain (loss) on investments		35,136,528
Net unrealized appreciation (depreciation) on investments		90,910,580
Net Assets		$ 2,092,036,677

Initial Class: Net Asset Value, offering price and redemption price per share ($1,991,043,773 ÷ 146,667,571 shares)		$ 13.58

Service Class: Net Asset Value, offering price and redemption price per share ($1,995,576 ÷ 147,336 shares)		$ 13.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,997,328 ÷ 7,364,617 shares)		$ 13.44

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 43,555,851
Security lending		25,120
Total income		43,580,971

Expenses
Management fee	$ 4,579,731
Transfer agent fees	729,868
Distribution fees	106,625
Accounting and security lending fees	228,429
Non-interested trustees' compensation	4,371
Custodian fees and expenses	53,698
Audit	33,769
Legal	2,084
Miscellaneous	72,128
Total expenses before reductions	5,810,703
Expense reductions	(1,129)	5,809,574
Net investment income (loss)		37,771,397
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	36,723,435
Swap agreements	401,134
Total net realized gain (loss)		37,124,569
Change in net unrealized appreciation (depreciation) on: Investment securities	19,923,256
Swap agreements	1,204,863
Total change in net unrealized appreciation (depreciation)		21,128,119
Net gain (loss)		58,252,688
Net increase (decrease) in net assets resulting from operations		$ 96,024,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,771,397	$ 81,834,457
Net realized gain (loss)	37,124,569	32,349,066
Change in net unrealized appreciation (depreciation)	21,128,119	59,508,829
Net increase (decrease) in net assets resulting from operations	96,024,085	173,692,352
Distributions to shareholders from net investment income	(82,217,412)	(58,817,521)
Distributions to shareholders from net realized gain	(28,967,100)	-
Total distributions	(111,184,512)	(58,817,521)
Share transactions - net increase (decrease)	69,555,157	458,501,562
Total increase (decrease) in net assets	54,394,730	573,376,393

Net Assets
Beginning of period	2,037,641,947	1,464,265,554
End of period (including undistributed net investment income of $38,761,967 and undistributed net investment income of $82,446,651, respectively)	$ 2,092,036,677	$ 2,037,641,947
Other Information: Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	18,451,861	163,072	3,856,365
Reinvested	8,213,994	2,020	300,110
Redeemed	(23,422,621)	(89,162)	(2,070,112)
Net increase (decrease)	3,243,234	75,930	2,086,363

Dollars Sold	$ 246,886,881	$ 2,205,888	$ 51,160,162
Reinvested	107,274,755	26,323	3,883,433
Redeemed	(313,087,942)	(1,204,580)	(27,589,763)
Net increase (decrease)	$ 41,073,694	$ 1,027,631	$ 27,453,832

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	65,347,675	145,315	7,935,513
Reinvested	4,614,396	357	68,663
Redeemed	(38,454,755)	(83,223)	(4,147,148)
Net increase (decrease)	31,507,316	62,449	3,857,028

Dollars Sold	$ 848,704,131	$ 1,843,036	$ 102,465,637
Reinvested	57,956,815	4,479	856,227
Redeemed	(498,597,688)	(1,048,248)	(53,682,827)
Net increase (decrease)	$ 408,063,258	$ 799,267	$ 49,639,037

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96	$ 12.56
Income from Investment Operations
Net investment income (loss) E	.239	.610	.685 G	.771	.743	.725
Net realized and unrealized gain (loss)	.371	.680	.335 G	.499	(.873)	.335
Total from investment operations	.610	1.290	1.020	1.270	(.130)	1.060
Distributions from net investment income	(.540)	(.510)	(.690)	(.840)	(.510)	(.590)
Distributions from net realized gain	(.190)	-	-	-	(.160)	(.070)
Total distributions	(.730)	(.510)	(.690)	(.840)	(.670)	(.660)
Net asset value, end of period	$ 13.58	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96
Total Return B, C, D	4.66%	10.34%	8.46%	11.22%	(1.05)%	8.85%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.54%	.54%	.54%	.54%	.57%
Expenses net of voluntary waivers, if any	.55% A	.54%	.54%	.54%	.54%	.57%
Expenses net of all reductions	.55% A	.53%	.54%	.54%	.54%	.57%
Net investment income (loss)	3.64% A	4.71%	5.47% G	6.50%	6.07%	5.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,991,044	$ 1,965,036	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813
Portfolio turnover rate	276% A	192%	278%	154%	87%	239%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.228	.591	.674 H	.377
Net realized and unrealized gain (loss)	.362	.679	.326 H	.403
Total from investment operations	.590	1.270	1.000	.780
Distributions from net investment income	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.190)	-	-	-
Total distributions	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 13.54	$ 13.66	$ 12.89	$ 12.58
Total Return B, C, D	4.52%	10.20%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.64%	.64%	.64% A
Expenses net of voluntary waivers, if any	.66% A	.64%	.64%	.64% A
Expenses net of all reductions	.66% A	.64%	.64%	.64% A
Net investment income (loss)	3.52% A	4.60%	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,996	$ 975	$ 115	$ 107
Portfolio turnover rate	276% A	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.219	.571	.643 H	.686
Net realized and unrealized gain (loss)	.361	.679	.327 H	.634
Total from investment operations	.580	1.250	.970	1.320
Distributions from net investment income	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.190)	-	-	-
Total distributions	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 13.44	$ 13.57	$ 12.82	$ 12.54
Total Return B, C, D	4.48%	10.09%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.79%	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.79%	.82%	1.05% A
Expenses net of all reductions	.81% A	.79%	.82%	1.05% A
Net investment income (loss)	3.38% A	4.45%	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,997	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	276% A	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Newmont Mining Corp. Holding Co.	5.7
Invitrogen Corp.	2.8
Symbol Technologies, Inc.	2.7
Meridian Gold, Inc.	2.5
IMS Health, Inc.	2.0
15.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Health Care	22.4
Materials	16.0
Energy	11.5
Information Technology	10.1
Consumer Discretionary	9.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	88.5%
Short-Term Investments and Net Other Assets	11.5%

* Foreign investments	17.4%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.6%
Gentex Corp. (a)	172,300	$ 5,274,103
IMPCO Technologies, Inc.	203,100	1,251,096
Superior Industries International, Inc.	66,900	2,789,730
		9,314,929
Automobiles - 0.0%
Monaco Coach Corp. (a)	100	1,533
Thor Industries, Inc.	46	1,878
		3,411
Distributors - 0.2%
Advanced Marketing Services, Inc.	279,400	3,632,200
Hotels, Restaurants & Leisure - 2.1%
Krispy Kreme Doughnuts, Inc. (a)	100	4,118
Outback Steakhouse, Inc.	456,400	17,799,600
P.F. Chang's China Bistro, Inc. (a)	100	4,921
Panera Bread Co. Class A (a)	100	4,000
Sonic Corp. (a)	593,250	15,086,348
Starbucks Corp. (a)	100	2,452
The Cheesecake Factory, Inc. (a)	100	3,589
		32,905,028
Household Durables - 0.4%
CFM, Inc. (a)	100	705
Clayton Homes, Inc.	100	1,255
Garmin Ltd. (a)	161,300	6,431,031
Harman International Industries, Inc.	100	7,914
Helen of Troy Ltd. (a)	41,700	632,172
Lennar Corp.:
Class A	100	7,150
Class B	10	687
Mohawk Industries, Inc. (a)	100	5,553
Techtronic Industries Co.	2,000	3,360
The Stanley Works	100	2,760
		7,092,587
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	824
eBay, Inc. (a)	1,900	197,942
GSI Commerce, Inc. (a)	100	668
InterActiveCorp (a)	100	3,957
J. Jill Group, Inc. (a)	100	1,684
NetFlix, Inc. (a)	200	5,110
		210,185
Leisure Equipment & Products - 0.0%
Leapfrog Enterprises, Inc. Class A	100	3,181
Oakley, Inc. (a)	100	1,177
Polaris Industries, Inc.	100	6,140
SHIMANO, Inc.	100	1,577
		12,075
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100	1,692

	Shares	Value (Note 1)
Catalina Marketing Corp. (a)	324,100	$ 5,720,365
E.W. Scripps Co. Class A	100	8,872
EchoStar Communications Corp. Class A (a)	100	3,462
Entercom Communications Corp. Class A (a)	100	4,901
Entravision Communications Corp. Class A (a)	100	1,135
General Motors Corp. Class H (a)	100	1,281
Getty Images, Inc. (a)	100	4,130
Grupo Televisa SA de CV sponsored ADR	191,900	6,620,550
Harris Interactive, Inc. (a)	100	659
Omnicom Group, Inc.	100	7,170
Pixar (a)	3,500	212,940
Radio One, Inc. Class A (a)	100	1,786
Reader's Digest Association, Inc. (non-vtg.)	652,900	8,801,092
Scholastic Corp. (a)	100	2,978
TiVo, Inc. (a)	100	1,218
Torstar Corp. Class B	100	2,044
Univision Communications, Inc. Class A (a)	100	3,040
Washington Post Co. Class B	100	73,290
Westwood One, Inc. (a)	100	3,393
		21,475,998
Multiline Retail - 0.3%
99 Cents Only Stores (a)	143,700	4,931,784
Big Lots, Inc. (a)	100	1,504
Kohl's Corp. (a)	100	5,138
		4,938,426
Specialty Retail - 3.1%
AC Moore Arts & Crafts, Inc. (a)	507,300	10,161,219
AutoZone, Inc. (a)	100	7,597
Bed Bath & Beyond, Inc. (a)	100	3,881
Best Buy Co., Inc. (a)	200	8,784
Cache, Inc. (a)	100	1,540
CarMax, Inc. (a)	435,300	13,124,295
Chico's FAS, Inc. (a)	100	2,105
Christopher & Banks Corp. (a)	22,100	817,479
Claire's Stores, Inc.	148,900	3,776,104
Cost Plus, Inc. (a)	26,900	959,254
Forzani Group Ltd. Class A (a)	100	1,439
Gart Sports Co. (a)	100	2,836
Group 1 Automotive, Inc. (a)	100	3,241
Hot Topic, Inc. (a)	504,300	13,570,713
KOMERI Co. Ltd.	100	1,830
Michaels Stores, Inc. (a)	3,500	133,210
PETsMART, Inc.	100	1,667
Ross Stores, Inc.	156,300	6,680,262
Shimamura Co. Ltd.	100	5,539
Staples, Inc. (a)	100	1,835
Talbots, Inc.	100	2,945
The Bombay Company, Inc. (a)	98,000	1,041,740
Tiffany & Co., Inc.	100	3,268
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	100	$ 1,884
Too, Inc. (a)	100	2,025
Weight Watchers International, Inc. (a)	100	4,549
Williams-Sonoma, Inc. (a)	200	5,840
		50,327,081
Textiles Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	100	8,574
Brown Shoe Co., Inc.	100	2,980
Coach, Inc. (a)	100	4,974
Columbia Sportswear Co. (a)	359,000	18,456,190
DHB Industries, Inc. (a)	100	409
Fossil, Inc. (a)	145,300	3,423,268
Liz Claiborne, Inc.	100	3,525
Quiksilver, Inc. (a)	200	3,298
Vans, Inc. (a)	100	898
		21,904,116
TOTAL CONSUMER DISCRETIONARY		151,816,036
CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	1,440
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,035
Grupo Modelo SA de CV Series C	100	228
		3,703
Food & Staples Retailing - 0.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	1,534
Costco Wholesale Corp. (a)	86,500	3,165,900
United Natural Foods, Inc. (a)	100	2,814
Whole Foods Market, Inc. (a)	51,200	2,433,536
		5,603,784
Food Products - 2.4%
Central Garden & Pet Co. Class A (a)	100	2,385
Delta & Pine Land Co.	124,300	2,732,114
Fresh Del Monte Produce, Inc.	291,800	7,496,342
Green Mountain Coffee Roasters, Inc. (a)	186,400	3,541,600
Hershey Foods Corp.	176,700	12,308,922
Horizon Organic Holding Corp. (a)	40,600	967,498
McCormick & Co., Inc. (non-vtg.)	327,500	8,908,000
PT Indofood Sukses Makmur	26,677,500	2,744,438
Sensient Technologies Corp.	100	2,299
Yakult Honsha Co. Ltd.	1,000	13,451
		38,717,049
Personal Products - 0.0%
Alberto-Culver Co. Class A	100	4,978
TOTAL CONSUMER STAPLES		44,329,514

	Shares	Value (Note 1)
ENERGY - 11.5%
Energy Equipment & Services - 6.7%
BJ Services Co. (a)	529,810	$ 19,793,702
Carbo Ceramics, Inc.	101,100	3,765,975
GlobalSantaFe Corp.	131,050	3,058,707
National-Oilwell, Inc. (a)	588,600	12,949,200
Oceaneering International, Inc. (a)	772,900	19,747,595
Pride International, Inc. (a)	519,500	9,776,990
Smith International, Inc. (a)	233,890	8,593,119
Tidewater, Inc.	468,050	13,746,629
Varco International, Inc. (a)	656,648	12,870,291
W-H Energy Services, Inc. (a)	192,300	3,746,004
		108,048,212
Oil & Gas - 4.8%
Apache Corp.	323,820	21,067,729
Devon Energy Corp.	70,800	3,780,720
OAO Gazprom sponsored ADR	100	1,880
PetroKazakhstan, Inc. Class A (a)	1,292,100	16,057,779
Petroleo Brasileiro SA Petrobras sponsored ADR	100	1,976
Pioneer Natural Resources Co. (a)	107,200	2,797,920
Pogo Producing Co.	72,800	3,112,200
Suncor Energy, Inc.	958,500	18,020,767
Surgutneftegaz JSC sponsored ADR	100	2,075
Talisman Energy, Inc.	152,400	6,953,999
YUKOS Corp. sponsored ADR	104,250	5,801,513
		77,598,558
TOTAL ENERGY		185,646,770
FINANCIALS - 5.8%
Capital Markets - 0.6%
A.G. Edwards, Inc.	100	3,420
Charles Schwab Corp.	100	1,009
Franklin Resources, Inc.	100	3,907
Investment Technology Group, Inc. (a)	365,800	6,803,880
Investors Financial Services Corp.	100	2,901
Mitsubishi Securities Co. Ltd.	538,000	3,272,320
T. Rowe Price Group, Inc.	100	3,775
		10,091,212
Commercial Banks - 0.5%
Banco Itau Holding Financeira SA sponsored ADR	100	3,390
Boston Private Financial Holdings, Inc.	142,900	3,012,332
Bryn Mawr Bank Corp.	10	371
Cathay Bancorp, Inc.	10	446
Commerce Bancorp, Inc., New Jersey	100	3,710
Hancock Holding Co.	150	7,059
Kookmin Bank sponsord ADR	100	3,025
Marshall & Ilsley Corp.	100	3,058
Sterling Bancshares, Inc.	10	131
Sumitomo Trust & Banking Ltd.	1,412,000	4,895,814
TCF Financial Corp.	100	3,984
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	100	$ 2,868
Wintrust Financial Corp.	100	2,960
		7,939,148
Consumer Finance - 0.0%
Student Loan Corp.	100	12,600
Diversified Financial Services - 0.0%
Deutsche Boerse AG	100	5,311
Moody's Corp.	100	5,271
Principal Financial Group, Inc.	100	3,225
		13,807
Insurance - 2.1%
AFLAC, Inc.	2,800	86,100
Great-West Lifeco, Inc.	100	2,894
MBIA, Inc.	100	4,875
Mercury General Corp. New	34,500	1,574,925
MetLife, Inc.	100	2,832
Old Republic International Corp.	122,000	4,180,940
Progressive Corp.	63,900	4,671,090
Protective Life Corp.	45,900	1,227,825
Reinsurance Group of America, Inc.	273,600	8,782,560
StanCorp Financial Group, Inc.	100	5,222
UnumProvident Corp.	100	1,341
W.R. Berkley Corp.	254,250	13,398,975
Zenith National Insurance Corp.	300	8,550
		33,948,129
Real Estate - 2.5%
Equity Residential (SBI)	100	2,595
Pan Pacific Retail Properties, Inc.	200,000	7,870,000
ProLogis	298,200	8,140,860
Simon Property Group, Inc.	595,700	23,250,171
		39,263,626
Thrifts & Mortgage Finance - 0.1%
Doral Financial Corp.	2,100	93,765
Farmer Mac Class C (non-vtg.) (a)	86,300	1,928,805
		2,022,570
TOTAL FINANCIALS		93,291,092
HEALTH CARE - 22.4%
Biotechnology - 7.6%
Actelion Ltd. (Reg.) (a)	100	6,676
Affymetrix, Inc. (a)	100	1,971
Biogen, Inc. (a)	100	3,800
BioSource International, Inc. (a)	100	690
Caliper Technologies Corp. (a)	100	455
Celltech Group PLC sponsored ADR (a)	100	1,112
Charles River Laboratories International, Inc. (a)	925,400	29,779,372
Connetics Corp. (a)	100	1,497
Digene Corp. (a)	100	2,723

	Shares	Value (Note 1)
Enzon Pharmaceuticals, Inc. (a)	100	$ 1,252
Genentech, Inc. (a)	100	7,212
Gilead Sciences, Inc. (a)	100	5,558
Harvard Bioscience, Inc. (a)(c)	2,802,200	10,648,360
IDEC Pharmaceuticals Corp. (a)	200	6,800
IDEXX Laboratories, Inc. (a)	138,400	4,641,936
Invitrogen Corp. (a)	1,187,700	45,572,049
Martek Biosciences (a)	100	4,294
MedImmune, Inc. (a)	100	3,637
QIAGEN NV (a)	3,071,400	24,939,768
Techne Corp. (a)	242,300	7,351,382
United Therapeutics Corp. (a)	100	2,178
		122,982,722
Health Care Equipment & Supplies - 2.4%
Advanced Neuromodulation Systems, Inc. (a)	100	5,177
Align Technology, Inc. (a)	100	1,255
Amersham PLC	1,320,600	9,939,885
Apogent Technologies, Inc. (a)	100	2,000
Becton, Dickinson & Co.	100	3,885
Biacore International AB sponsored ADR	100	2,140
Biomet, Inc.	100	2,866
Biosite, Inc. (a)	100	4,810
Bruker AXS, Inc. (a)	100	307
Bruker Daltonics, Inc. (a)	100	533
C.R. Bard, Inc.	100	7,131
Closure Medical Corp. (a)	13,300	251,104
CNS., Inc. (a)	100	850
CTI Molecular Imaging, Inc.	100	1,891
Cyberonics, Inc. (a)	100	2,151
DENTSPLY International, Inc.	100	4,090
Edwards Lifesciences Corp. (a)	475,500	15,282,570
Guidant Corp.	3,800	168,682
HealthTronics Surgical Services, Inc. (a)	100	900
ICU Medical, Inc. (a)	100	3,115
Integra Lifesciences Holdings Corp. (a)	100	2,638
Kensey Nash Corp. (a)	100	2,600
Millipore Corp. (a)	74,300	3,296,691
Molecular Devices Corp. (a)	100	1,591
Nutraceutical International Corp. (a)	100	1,075
Schick Technologies, Inc. (a)	52,700	363,630
St. Jude Medical, Inc. (a)	100	5,750
SurModics, Inc. (a)	100	3,050
Tecan Group AG	100	2,872
Therasense, Inc. (a)	100	1,000
TriPath Imaging, Inc. (a)	100	683
Varian Medical Systems, Inc. (a)	157,700	9,078,789
Wilson Greatbatch Technologies, Inc. (a)	100	3,610
Wright Medical Group, Inc. (a)	100	1,900
		38,451,221
Health Care Providers & Services - 10.1%
Accredo Health, Inc. (a)	810,750	17,674,350
AdvancePCS Class A (a)	670,400	25,629,392
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
American Healthways, Inc. (a)	100	$ 3,612
AmSurg Corp. (a)	167,000	5,093,500
Anthem, Inc. (a)	100	7,715
Caremark Rx, Inc. (a)	734,100	18,851,688
Cerner Corp. (a)	967,200	22,197,240
Coventry Health Care, Inc. (a)	81,800	3,775,888
Eclipsys Corp. (a)	100	1,044
Express Scripts, Inc. (a)	46,200	3,156,384
First Health Group Corp. (a)	9,800	270,480
Health Management Associates, Inc. Class A	481,500	8,883,675
IMS Health, Inc.	1,757,800	31,622,822
Laboratory Corp. of America Holdings (a)	100	3,015
McKesson Corp.	3,500	125,090
MIM Corp. (a)	100	653
NDCHealth Corp.	100	1,835
Omnicare, Inc.	240,500	8,126,495
Oxford Health Plans, Inc. (a)	100	4,203
Patterson Dental Co. (a)	100	4,538
Pharmaceutical Product Development, Inc. (a)	100	2,873
Priority Healthcare Corp. Class B (a)	669,000	12,409,950
Quest Diagnostics, Inc. (a)	100	6,380
ResCare, Inc. (a)	802,973	3,669,587
Tripos, Inc. (a)	100	795
WebMD Corp. (a)	41,600	450,528
		161,973,732
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A	100	2,160
Altana AG sponsored ADR	100	6,200
Dr. Reddy's Laboratories Ltd. ADR	238,300	5,554,773
Endo Pharmaceuticals Holdings, Inc. (a)	100	1,692
Forest Laboratories, Inc. (a)	200	10,950
ICN Pharmaceuticals, Inc.	95,700	1,603,932
Mylan Laboratories, Inc.	203,000	7,058,310
Novo Nordisk AS Series B	100	3,510
Perrigo Co.	14,200	222,088
Pharmaceutical Resources, Inc. (a)	7,700	374,682
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	5,238,414
SICOR, Inc. (a)	473,400	9,628,956
Stada Arzneimittel AG	111,796	7,131,194
Watson Pharmaceuticals, Inc. (a)	5,200	209,924
		37,046,785
TOTAL HEALTH CARE		360,454,460

	Shares	Value (Note 1)
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	100	$ 5,191
Applied Signal Technology, Inc.	100	1,700
DRS Technologies, Inc. (a)	204,900	5,720,808
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	1,910
Engineered Support Systems, Inc.	150	6,278
Herley Industries, Inc. (a)	93,300	1,584,234
L-3 Communications Holdings, Inc. (a)	202,800	8,819,772
Veridian Corp.	391,100	13,645,479
		29,785,372
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	115,570
Expeditors International of Washington, Inc.	4,400	152,416
FedEx Corp.	100	6,203
UTI Worldwide, Inc.	100	3,119
		277,308
Airlines - 0.0%
Southwest Airlines Co.	100	1,720
Building Products - 0.0%
Simpson Manufacturing Co. Ltd. (a)	100	3,660
Commercial Services & Supplies - 3.1%
Apollo Group, Inc. Class A (a)	200	12,352
Avery Dennison Corp.	100	5,020
Bright Horizons Family Solutions, Inc. (a)(c)	670,900	22,515,404
Career Education Corp. (a)	100	6,842
ChoicePoint, Inc. (a)	579,900	20,018,148
Cintas Corp.	100	3,544
Corinthian Colleges, Inc. (a)	100	4,857
Danka Business Systems PLC sponsored ADR (a)	17,000	65,603
DeVry, Inc. (a)	3,900	90,831
Education Management Corp. (a)	100	5,318
FTI Consulting, Inc. (a)	150	3,746
H&R Block, Inc.	3,300	142,725
Headwaters, Inc. (a)	100	1,469
Herman Miller, Inc.	100	2,021
HON Industries, Inc.	131,500	4,010,750
Ionics, Inc. (a)	100	2,237
Princeton Review, Inc. (a)	200	1,180
Right Management Consultants, Inc. (a)	100	1,265
Robert Half International, Inc. (a)	100	1,894
Stericycle, Inc. (a)	100	3,848
Strayer Education, Inc.	100	7,945
Tetra Tech, Inc. (a)	182,800	3,131,364
West Corp. (a)	100	2,665
		50,041,028
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Granite Construction, Inc.	100	$ 1,916
Jacobs Engineering Group, Inc. (a)	100	4,215
		6,131
Electrical Equipment - 0.2%
Johnson Electric Holdings Ltd.	500	619
REPower Systems AG	121,500	2,890,233
		2,890,852
Industrial Conglomerates - 0.4%
Alleghany Corp.	32,778	6,260,598
Teleflex, Inc.	100	4,255
		6,264,853
Machinery - 1.1%
AGCO Corp. (a)	100	1,708
CNH Global NV	100	954
CUNO, Inc. (a)	86,000	3,106,320
Dionex Corp. (a)	100	3,975
ESCO Technologies, Inc. (a)	100	4,400
Graco, Inc.	445,800	14,265,600
Husky Injection Molding Systems Ltd. (a)	100	434
Joy Global, Inc. (a)	100	1,477
PACCAR, Inc.	100	6,756
Pentair, Inc.	100	3,906
Quixote Corp.	100	2,553
Trinity Industries, Inc.	100	1,851
		17,399,934
Road & Rail - 0.0%
Canadian National Railway Co.	100	4,829
Heartland Express, Inc. (a)	100	2,225
		7,054
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	6,788
TOTAL INDUSTRIALS		106,684,700
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.0%
3Com Corp. (a)	100	468
Avocent Corp. (a)	100	2,993
Black Box Corp.	100	3,620
Emulex Corp. (a)	100	2,277
Harris Corp.	100	3,005
InterDigital Communication Corp. (a)	100	2,337
Loral Space & Communications Ltd. (a)	67,810	206,821
NetScreen Technologies, Inc. (a)	200	4,510
Packeteer, Inc. (a)	10	156
PC-Tel, Inc. (a)	100	1,186
Polycom, Inc. (a)	200	2,772
QUALCOMM, Inc.	100	3,575

	Shares	Value (Note 1)
Scientific-Atlanta, Inc.	5,100	$ 121,584
UTStarcom, Inc. (a)	100	3,557
		358,861
Computers & Peripherals - 0.8%
ATI Technologies, Inc. (a)	100	994
Avid Technology, Inc. (a)	100	3,507
Drexler Technology Corp. (a)(c)	850,126	13,176,953
Lexmark International, Inc. Class A (a)	100	7,077
		13,188,531
Electronic Equipment & Instruments - 5.5%
Anritsu Corp.	633,000	3,464,074
CDW Corp. (a)	60,600	2,775,480
Flir Systems, Inc. (a)	200	6,030
INFICON Holding AG (a)	100	6,439
Mettler-Toledo International, Inc. (a)	173,000	6,340,450
MOCON, Inc.	100	725
Nam Tai Electronics, Inc.	111,800	4,740,320
National Instruments Corp. (a)	100	3,778
Symbol Technologies, Inc.	3,312,400	43,094,324
Trimble Navigation Ltd. (a)	100	2,293
Waters Corp. (a)	978,720	28,510,114
		88,944,027
Internet Software & Services - 0.5%
Aquantive, Inc. (a)	125,792	1,320,816
Ariba, Inc. (a)	100	297
AsiaInfo Holdings, Inc. (a)	100	820
Autobytel, Inc. (a)	100	624
CNET Networks, Inc. (a)	100	623
Digital Impact, Inc. (a)	100	185
Digital Insight Corp. (a)	10	191
Expedia, Inc. (a)	200	15,276
FreeMarkets, Inc. (a)	100	696
j2 Global Communications, Inc. (a)	100	4,598
LookSmart Ltd. (a)	100	283
Netease.com, Inc. sponsored ADR (a)	23,200	845,872
NetRatings, Inc. (a)	10	91
NIC, Inc. (a)	10	29
Overture Services, Inc. (a)	180,900	3,279,717
PEC Solutions, Inc. (a)	100	1,610
Quovadx, Inc. (a)	10	30
Raindance Communications, Inc. (a)	10	25
Retek, Inc. (a)	92,800	593,920
SINA.com (a)	45,000	914,850
Sohu.com, Inc. (a)	24,800	847,168
Supportsoft, Inc. (a)	10	65
ValueClick, Inc. (a)	100	603
Yahoo!, Inc. (a)	100	3,276
		7,831,665
IT Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	101,300	4,632,449
CACI International, Inc. Class A (a)	300	10,290
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CheckFree Corp. (a)	100	$ 2,784
Cognizant Technology Solutions Corp. Class A (a)	300	7,308
Concord EFS, Inc. (a)	1,139,000	16,766,080
DST Systems, Inc. (a)	100	3,800
infoUSA, Inc. (a)	100	810
Paychex, Inc.	100	2,931
SRA International, Inc. Class A (a)	100	3,200
SunGard Data Systems, Inc. (a)	100	2,591
		21,432,243
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	153,900	11,571,741
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. (a)	100	3,482
ASM Pacific Technology Ltd.	500	1,462
Broadcom Corp. Class A (a)	100	2,491
International Rectifier Corp. (a)	100	2,682
Intersil Corp. Class A (a)	100	2,661
KLA-Tencor Corp. (a)	100	4,649
Lam Research Corp. (a)	100	1,821
Linear Technology Corp.	100	3,221
Micrel, Inc. (a)	100	1,039
Microchip Technology, Inc.	100	2,463
Novellus Systems, Inc. (a)	100	3,662
NVIDIA Corp. (a)	5,000	115,050
Omnivision Technologies, Inc. (a)	100	3,120
QLogic Corp. (a)	81	3,915
RF Micro Devices, Inc. (a)	100	602
Standard Microsystems Corp. (a)	100	1,517
Tundra Semiconductor Corp. Ltd. (a)	100	827
		154,664
Software - 1.2%
Activision, Inc. (a)	150	1,938
Adobe Systems, Inc.	100	3,207
Ansys, Inc. (a)	100	3,110
BEA Systems, Inc. (a)	100	1,086
Borland Software Corp. (a)	100	977
Business Objects SA sponsored ADR (a)	100	2,195
Check Point Software Technologies Ltd. (a)	100	1,955
Cognos, Inc. (a)	100	2,706
Dassault Systemes SA sponsored ADR	100	3,290
Digimarc Corp. (a)	100	1,570
Electronic Arts, Inc. (a)	107,800	7,976,122
Kronos, Inc. (a)	100	5,081
Legato Systems, Inc. (a)	7,000	58,730
Magma Design Automation, Inc. (a)	100	1,715
Manhattan Associates, Inc. (a)	100	2,597
Mercury Interactive Corp. (a)	100	3,861
Network Associates, Inc. (a)	100	1,268

	Shares	Value (Note 1)
PeopleSoft, Inc. (a)	100	$ 1,759
Red Hat, Inc. (a)	100	757
Renaissance Learning, Inc. (a)	182,070	3,987,333
Secure Computing Corp. (a)	100	873
Symantec Corp. (a)	50,100	2,197,386
Synopsys, Inc. (a)	100	6,185
Trend Micro, Inc. sponsored ADR (a)	100	1,560
Vastera, Inc. (a)	771,999	4,608,834
WatchGuard Technologies, Inc. (a)	10	46
		18,876,141
TOTAL INFORMATION TECHNOLOGY		162,357,873
MATERIALS - 16.0%
Chemicals - 0.3%
BOC Group PLC	100	1,287
Ecolab, Inc.	200	5,120
International Flavors & Fragrances, Inc.	154,800	4,942,764
Potash Corp. of Saskatchewan	100	6,381
Praxair, Inc.	100	6,010
Sigma Aldrich Corp.	100	5,418
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,000	390
Spartech Corp.	100	2,121
Terra Nitrogen Co. LP	100	510
Valspar Corp.	100	4,222
		4,974,223
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	4,128
James Hardie Industries NV	100	474
Vulcan Materials Co.	100	3,707
		8,309
Containers & Packaging - 0.0%
IPL, Inc. Class A	100	668
Metals & Mining - 15.6%
Agnico-Eagle Mines Ltd.	1,119,130	12,911,761
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	65,380
Apex Silver Mines Ltd. (a)	100	1,475
AUR Resources, Inc. (a)	3,015,100	7,494,127
Barrick Gold Corp.	100	1,780
Companhia Vale do Rio Doce sponsored ADR	100	2,966
Compania de Minas Buenaventura SA sponsored ADR	701,800	21,117,162
Freeport-McMoRan Copper & Gold, Inc. Class B	884,300	21,665,350
Goldcorp, Inc.	50,000	600,979
Harmony Gold Mining Co. Ltd.	1,146,300	15,105,090
High River Gold Mines Ltd. (a)	982,300	1,246,278
Kinross Gold Corp. (a)	3,621,966	24,427,713
Meridian Gold, Inc. (a)	3,489,000	39,865,410
Newmont Mining Corp. Holding Co.	2,814,180	91,348,276
Nucor Corp.	100	4,885
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	100	$ 1,224
POSCO sponsored ADR	100	2,619
Sons of Gwalia Ltd. ADR	100	775
Steel Dynamics, Inc. (a)	129,000	1,767,300
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	12,715,125
		250,345,675
Paper & Forest Products - 0.1%
Aracruz Celulose SA sponsored ADR	100	2,106
Sino-Forest Corp. Class A (sub. vtg.) (a)	937,400	1,592,704
		1,594,810
TOTAL MATERIALS		256,923,685
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
BCE, Inc.	100	2,305
Golden Telecom, Inc. (a)	100	2,244
ITXC Corp. (a)	10	26
Matav Rt. sponsored ADR	100	1,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,300	2,825,760
Rostelecom sponsored ADR	100	1,039
		2,833,094
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL (For. Reg.)	100	146
America Movil SA de CV sponsored ADR	100	1,875
At Road, Inc. (a)	128,500	1,403,220
Mobile TeleSystems OJSC sponsored ADR (a)	100	5,900
Vimpel Communications sponsored ADR (a)	100	4,644
		1,415,785
TOTAL TELECOMMUNICATION SERVICES		4,248,879
UTILITIES - 3.6%
Electric Utilities - 0.2%
Ameren Corp.	100	4,410
Black Hills Corp.	100	3,070
Cinergy Corp.	100	3,679
Empire District Electric Co.	100	2,175
Otter Tail Corp.	100	2,698
Wisconsin Energy Corp.	109,500	3,175,500
		3,191,532
Gas Utilities - 1.1%
KeySpan Corp.	498,700	17,678,915
Southwestern Energy Co. (a)	100	1,501
		17,680,416

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 2.3%
Energy East Corp.	100	$ 2,076
Equitable Resources, Inc.	92,600	3,772,524
Questar Corp.	5,600	187,432
SCANA Corp.	894,000	30,646,320
Sierra Pacific Resources (a)	393,700	2,338,578
		36,946,930
TOTAL UTILITIES		57,818,878
TOTAL COMMON STOCKS (Cost $1,239,018,524)		1,423,571,887
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $24,998)	$ 25,000	24,999
Money Market Funds - 16.5%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	178,266,610	178,266,610
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	86,930,752	86,930,752
TOTAL MONEY MARKET FUNDS (Cost $265,197,362)		265,197,362
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $1,504,240,884)		1,688,794,248
NET OTHER ASSETS - (5.0)%		(80,537,204)
NET ASSETS - 100%		$ 1,608,257,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 S&P MidCap 400 Index Contracts	Sept. 2003	$ 240,100	$ 87

The face value of futures purchased as a percentage of net assets 0.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,999.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $414,289,322 and $341,313,289, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42,349 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Canada	8.8%
Netherlands	1.5%
Peru	1.3%
Others (individually less than 1%)	5.8%
100.0%
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bright Horizons Family Solutions, Inc.	$ 452,775	$ -	$ -	$ 22,515,404
Drexler Technology Corp.	4,314,828	-	-	13,176,953
Harvard Bioscience, Inc.	3,124,014	-	-	10,648,360
TOTALS	$ 7,891,617	$ -	$ -	$46,340,717
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $158,631,000 of which $15,428,000, $42,786,000 and $100,417,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,459,787) (cost $1,504,240,884) - See accompanying schedule		$ 1,688,794,248
Receivable for investments sold		6,305,985
Receivable for fund shares sold		1,232,130
Dividends receivable		726,197
Interest receivable		222,250
Other receivables		189,768
Total assets		1,697,470,578

Liabilities
Payable to custodian bank	$ 83,308
Payable for investments purchased	120,678
Payable for fund shares redeemed	1,012,357
Accrued management fee	778,285
Distribution fees payable	180,698
Payable for daily variation on futures contracts	800
Other payables and accrued expenses	106,656
Collateral on securities loaned, at value	86,930,752
Total liabilities		89,213,534

Net Assets		$ 1,608,257,044
Net Assets consist of:
Paid in capital		$ 1,603,377,354
Accumulated net investment loss		(820,569)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,856,492)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,556,751
Net Assets		$ 1,608,257,044

Initial Class: Net Asset Value, offering price and redemption price per share ($485,537,863 ÷ 25,587,308 shares)		$ 18.98

Service Class: Net Asset Value, offering price and redemption price per share ($412,982,974 ÷ 21,807,628 shares)		$ 18.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($709,736,207 ÷ 37,638,380 shares)		$ 18.86

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,414,512
Interest		1,146,985
Security lending		691,436
Total income		5,252,933

Expenses
Management fee	$ 4,151,159
Transfer agent fees	500,364
Distribution fees	918,869
Accounting and security lending fees	171,125
Non-interested trustees' compensation	2,834
Custodian fees and expenses	49,119
Audit	17,856
Legal	1,478
Miscellaneous	257,923
Total expenses before reductions	6,070,727
Expense reductions	(208,343)	5,862,384
Net investment income (loss)		(609,451)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,980,179)
Foreign currency transactions	(110)
Futures contracts	20,901
Total net realized gain (loss)		(17,959,388)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,933,167
Assets and liabilities in foreign currencies	1,949
Futures contracts	4,268
Total change in net unrealized appreciation (depreciation)		146,939,384
Net gain (loss)		128,979,996
Net increase (decrease) in net assets resulting from operations		$ 128,370,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (609,451)	$ 5,367,275
Net realized gain (loss)	(17,959,388)	(100,092,133)
Change in net unrealized appreciation (depreciation)	146,939,384	(54,350,719)
Net increase (decrease) in net assets resulting from operations	128,370,545	(149,075,577)
Distributions to shareholders from net investment income	(5,082,393)	(10,315,464)
Share transactions - net increase (decrease)	86,214,894	406,189,773
Total increase (decrease) in net assets	209,503,046	246,798,732

Net Assets
Beginning of period	1,398,753,998	1,151,955,266
End of period (including accumulated net investment loss of $820,569 and undistributed net investment income of $4,928,520, respectively)	$ 1,608,257,044	$ 1,398,753,998
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	791,168	1,685,646	10,521,376
Reinvested	131,528	76,717	95,288
Redeemed	(3,866,493)	(1,616,633)	(2,932,933)
Net increase (decrease)	(2,943,797)	145,730	7,683,731
Dollars
Sold	$ 13,943,431	$ 29,471,153	$ 182,327,647
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(66,155,199)	(27,544,480)	(50,910,051)
Net increase (decrease)	$ (50,004,732)	$ 3,211,680	$ 133,007,946

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	7,049,981	6,655,084	22,666,360
Reinvested	277,413	161,340	101,720
Redeemed	(8,136,461)	(3,917,197)	(3,604,685)
Net increase (decrease)	(809,067)	2,899,227	19,163,395
Dollars
Sold	$ 134,875,925	$ 125,174,947	$ 416,253,061
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(145,105,795)	(70,148,866)	(65,174,962)
Net increase (decrease)	$ (4,928,501)	$ 58,104,443	$ 353,013,831

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350
From net realized gain	-	-	-
Total	$ 2,207,036	$ 1,285,007	$ 1,590,350

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,362	$ 1,935,733
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,362	$ 1,935,733

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.09	.20	.19	- H	- H
Net realized and unrealized gain (loss)	1.55	(2.00)	(.86)	4.95	5.05	.31
Total from investment operations	1.55	(1.91)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.08)	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.08)	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 18.98	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	8.91%	(9.82)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.72% A	.70%	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.72% A	.70%	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.69% A	.63%	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.04% A	.51%	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,538	$ 499,557	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.08	.18	.17	(.01)	- H
Net realized and unrealized gain (loss)	1.54	(2.00)	(.86)	4.93	5.05	.31
Total from investment operations	1.54	(1.92)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.06)	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.06)	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.94	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	8.87%	(9.90)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.80%	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.82% A	.80%	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.79% A	.73%	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	(.06)% A	.41%	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,983	$ 378,264	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.15	.14
Net realized and unrealized gain (loss)	1.54	(1.99)	(.86)	5.35
Total from investment operations	1.52	(1.94)	(.71)	5.49
Distributions from net investment income	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 18.86	$ 17.39	$ 19.49	$ 20.20
Total Return B,C,D	8.78%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	.95%	.94%	.99% A
Expenses net of voluntary waivers, if any	.98% A	.95%	.94%	.99% A
Expenses net of all reductions	.95% A	.88%	.88%	.94% A
Net investment income (loss)	(.21)% A	.25%	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 709,736	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	54% A	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bell Trace Obligated Group
7/11/03	1.34% (b)	$ 11,800,000	$ 11,800,000
Conoco, Inc.
4/15/04	1.51	12,335,000	12,753,657
TOTAL CORPORATE BONDS			24,553,657
Certificates of Deposit - 23.7%

London Branch, Eurodollar, Foreign Banks - 14.3%
BNP Paribas SA
8/26/03	1.25%	25,000,000	25,000,000
Deutsche Bank AG
7/14/03	1.25	50,000,000	50,000,000
Dresdner Bank AG
8/21/03	1.24	10,000,000	10,000,000
HBOS Treasury Services PLC
7/3/03	1.21	15,000,000	15,000,000
7/31/03	1.26	50,000,000	50,000,000
8/21/03	1.21	10,000,000	10,000,000
9/15/03	0.94	10,000,000	10,002,101
ING Bank NV
7/7/03	1.25	35,000,000	35,000,000
10/1/03	1.05 (d)	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale
7/1/03	1.27	50,000,000	50,000,000
Societe Generale
8/22/03	1.26	50,000,000	50,000,000
			355,002,101
New York Branch, Yankee Dollar, Foreign Banks - 9.4%
BNP Paribas SA
7/1/03	1.04 (b)	50,000,000	49,991,766
8/11/03	1.35	5,000,000	5,000,000
9/19/03	1.43	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
7/15/03	1.20 (b)	20,000,000	20,000,000
Credit Agricole Indosuez
7/1/03	1.04 (b)	10,000,000	9,997,734
7/1/03	1.07 (b)	10,000,000	9,999,232
Royal Bank of Canada
7/1/03	1.04 (b)	15,000,000	14,998,481
Royal Bank of Scotland PLC
7/7/03	1.24	15,000,000	15,000,000
Societe Generale
7/1/03	1.04 (b)	20,000,000	19,997,898
7/1/03	1.05 (b)	20,000,000	19,998,585
Svenska Handelsbanken AB
7/1/03	1.24 (b)	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Toronto-Dominion Bank
7/7/03	1.25%	$ 10,000,000	$ 10,000,025
WestLB AG
8/26/03	1.28	25,000,000	25,000,000
			234,983,721
TOTAL CERTIFICATES OF DEPOSIT			589,985,822
Commercial Paper - 24.5%

Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/18/03	1.27	5,000,000	4,997,001
7/21/03	1.25	40,000,000	39,972,222
8/6/03	1.25	50,000,000	49,937,500
8/12/03	1.15	15,000,000	14,979,875
DaimlerChrysler NA Holding Corp.
7/15/03	1.57	5,000,000	4,996,967
8/13/03	1.53	5,000,000	4,990,922
8/18/03	1.51	9,000,000	8,982,000
9/22/03	1.23	6,000,000	5,982,985
Edison Asset Securitization LLC
7/10/03	1.27	10,000,000	9,996,850
Emerald (MBNA Credit Card Master Note Trust)
7/30/03	1.25	20,000,000	19,979,861
Ford Motor Credit Co.
8/19/03	1.51	11,000,000	10,977,542
9/3/03	1.50	5,000,000	4,986,756
9/4/03	1.51	3,000,000	2,991,875
9/9/03	1.44	6,000,000	5,983,317
GE Capital International Funding, Inc.
8/15/03	1.24	10,000,000	9,984,500
9/18/03	1.27	5,000,000	4,986,175
General Electric Capital Corp.
8/15/03	1.23	10,000,000	9,984,625
General Electric Co.
10/23/03	1.20	10,000,000	9,962,317
General Mills, Inc.
7/10/03	1.32	5,000,000	4,998,350
Goldman Sachs Group, Inc.
7/15/03	1.28	50,000,000	49,975,306
Hatteras Funding Corp.
8/19/03	1.20	5,000,000	4,991,833
ING U.S. Funding LLC
7/15/03	1.30	25,000,000	24,987,410
Morgan Stanley
7/1/03	1.46 (b)	30,000,000	30,000,000
Motown Notes Program
9/10/03	1.06	5,000,000	4,989,547
9/10/03	1.18	5,000,000	4,988,364
9/16/03	1.11	10,000,000	9,976,258
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Newcastle (Discover Card Master Trust)
7/24/03	1.26%	$ 5,000,000	$ 4,995,975
7/25/03	1.25	5,000,000	4,995,833
8/22/03	1.07	60,000,000	59,907,267
Paradigm Funding LLC
7/25/03	1.25	60,000,000	59,950,000
8/5/03	1.20	5,000,000	4,994,167
8/21/03	0.99	5,000,000	4,992,988
Park Granada LLC
8/12/03	1.09	5,000,000	4,993,642
8/18/03	1.01	50,000,000	49,932,667
8/18/03	1.02	25,000,000	24,966,000
9/4/03	1.18	5,000,000	4,989,347
Transamerica Finance Corp.
8/22/03	1.07	25,000,000	24,961,361
TOTAL COMMERCIAL PAPER			609,259,605
Federal Agencies - 21.3%

Fannie Mae - 11.1%
Agency Coupons - 4.1%
6/29/04	1.29	30,000,000	30,000,000
7/20/04	1.06	45,000,000	45,000,000
7/23/04	1.08 (d)	25,000,000	25,000,000
			100,000,000
Discount Notes - 7.0%
7/25/03	1.33	25,000,000	24,978,000
8/25/03	1.15	50,000,000	49,912,153
11/21/03	1.04	100,000,000	99,586,885
			174,477,038
			274,477,038
Federal Home Loan Bank - 7.0%
Agency Coupons - 7.0%
2/24/04	1.40	50,000,000	49,999,050
3/5/04	1.41	25,000,000	25,000,000
3/10/04	1.44	25,000,000	25,000,000
6/28/04	1.30	25,000,000	25,000,000
7/6/04	1.23	50,000,000	50,000,000
			174,999,050
Freddie Mac - 3.2%
Agency Coupons - 1.0%
7/27/04	1.20 (d)	25,000,000	25,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 2.2%
10/31/03	1.03%	$ 49,000,000	$ 48,828,963
12/4/03	1.14	5,000,000	4,975,517
			53,804,480
			78,804,480
TOTAL FEDERAL AGENCIES			528,280,568
Bank Notes - 1.2%

Bank One NA, Chicago
9/8/03	1.16	20,000,000	20,000,000
National City Bank, Indiana
7/1/03	1.04 (b)	10,000,000	9,997,974
TOTAL BANK NOTES			29,997,974
Master Notes - 2.7%

Goldman Sachs Group, Inc.
7/1/03	1.52 (b)(c)	23,000,000	23,000,000
7/7/03	1.35 (c)	15,000,000	15,000,000
8/12/03	1.38 (c)	30,000,000	30,000,000
TOTAL MASTER NOTES			68,000,000
Medium-Term Notes - 16.3%

American Express Credit Corp.
7/7/03	1.35 (b)	10,000,000	10,001,962
Bank of New York Co., Inc.
7/28/03	1.01 (a)(b)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
7/23/03	1.33 (b)	10,000,000	10,003,441
Bank One NA, Chicago
7/1/03	1.03 (b)	50,000,000	49,986,721
7/1/03	1.04 (b)	10,000,000	9,999,325
GE Capital Assurance Co.
7/1/03	1.43 (b)(c)	5,000,000	5,000,000
General Electric Capital Corp.
7/1/03	1.58 (b)	20,000,000	20,008,056
7/9/03	1.32 (b)	25,000,000	25,000,000
7/17/03	1.17 (b)	20,000,000	20,000,000
7/28/03	1.11 (b)	15,000,000	15,002,656
General Motors Acceptance Corp. Mortgage Credit
7/1/03	1.82 (b)(c)	30,000,000	30,000,000
Harwood Street Funding I LLC
7/21/03	1.22 (a)(b)	10,000,000	10,000,000
HBOS Treasury Services PLC
9/24/03	1.27 (b)	20,000,000	20,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg
7/15/03	1.18% (b)	$ 25,000,000	$ 25,001,879
Montauk Funding Corp.
7/15/03	1.14 (b)	15,000,000	15,000,000
Morgan Stanley
7/1/03	1.46 (b)	25,000,000	25,000,000
7/15/03	1.28 (b)	20,000,000	20,000,000
National City Bank, Indiana
7/1/03	1.05 (b)	25,000,000	24,995,442
Verizon Global Funding Corp.
9/15/03	1.57 (b)	30,000,000	30,000,000
9/17/03	1.21 (b)	15,000,000	15,000,703
Wachovia Bank NA
7/28/03	1.32 (b)	10,000,000	10,003,456
TOTAL MEDIUM-TERM NOTES			405,003,641
Short-Term Notes - 3.3%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/03	1.48 (b)(c)	10,000,000	10,000,000
7/28/03	1.12 (b)	5,000,000	5,000,000
8/1/03	1.47 (b)(c)	5,000,000	5,000,000
Monumental Life Insurance Co.
7/1/03	1.46 (b)(c)	5,000,000	5,000,000
7/1/03	1.49 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/03	1.42 (b)(c)	30,000,000	30,000,000
Pacific Life Insurance Co.
9/11/03	1.36 (b)(c)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
8/1/03	1.48 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 0.1%

West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 7/1/03, CP mode
7/1/03	1.65	2,000,000	2,000,000
Repurchase Agreements - 9.9%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/03 due 7/1/03 At 1.28%)	$ 753,027	$ 753,000
With:
Banc of America Securities LLC At:
1.05%, dated 6/26/03 due 7/28/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $15,750,000, 4.5%, 7/25/33)	15,014,000	15,000,000
1.51%, dated 6/30/03 due 7/1/03 (Collateralized by Corporate Obligations with principal amounts of $154,035,472, 0% - 9%, 2/15/04 - 12/10/37)	100,004,194	100,000,000
Citigroup Global Markets, Inc. At 1.44%, dated 6/30/03 due 7/1/03 (Collateralized by Corporate Obligations with principal amounts of $60,772,000, 5.88% - 7.7%, 12/1/05 - 5/15/33)	54,002,160	54,000,000
J.P. Morgan Securities, Inc. At:
1.09%, dated 6/26/03 due 7/25/03 (Collateralized by Corporate Obligations with principal amounts of $1,750,500, 6.38% - 6.6%, 2/15/08 - 1/15/12)	2,001,756	2,000,000
1.13%, dated 6/26/03 due 7/25/03 (Collateralized by Corporate Obligations with principal amounts of $33,446,000, 5.3% - 7.35%, 7/3/06 - 6/1/28)	35,031,860	35,000,000
Lehman Brothers, Inc. At 1.15%, dated 6/26/03 due 7/29/03 (Collateralized by Corporate Obligations with principal amounts of $14,441,000, 6% - 9.5%, 12/15/05 - 8/01/29)	15,015,813	15,000,000
Morgan Stanley & Co. At 1.11%, dated 6/26/03 due 7/31/03 (Collateralized by Corporate Obligations with principal amounts of $30,210,132, 9.01% - 9.07%, 6/20/31 - 10/25/33)	25,026,979	25,000,000
TOTAL REPURCHASE AGREEMENTS		246,753,000
TOTAL INVESTMENT PORTFOLIO - 104.0%	2,585,834,267
NET OTHER ASSETS - (4.0)%	(99,330,919)
NET ASSETS - 100%	$ 2,486,503,348
Total Cost for Income Tax Purposes $ 2,585,834,267
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,000,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.43%, 7/1/03	7/30/02	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit 1.82%, 7/1/03	6/2/03	$ 30,000,000
Goldman Sachs Group, Inc.: 1.35%, 7/7/03	3/3/03	$ 15,000,000
1.38%, 8/12/03	2/11/03	$ 30,000,000
1.52%, 7/1/03	3/19/03 - 5/27/03	$ 23,000,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.47%, 8/1/03	2/24/03	$ 5,000,000
1.48%, 7/1/03	3/26/02	$ 10,000,000
Monumental Life Insurance Co.: 1.46%, 7/1/03	9/17/98	$ 5,000,000
1.49%, 7/1/03	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.42%, 7/1/03	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co. 1.36%, 9/11/03	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.48%, 8/1/03	4/28/00	$ 10,000,000
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,000,000 or 7.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $246,753,000) - See accompanying schedule		$ 2,585,834,267
Cash		52,810
Receivable for fund shares sold		4,276,205
Interest receivable		2,891,780
Total assets		2,593,055,062

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 100,000,000
Payable for fund shares redeemed	5,837,396
Distributions payable	12,584
Accrued management fee	414,848
Distribution fees payable	11,006
Other payables and accrued expenses	275,880
Total liabilities		106,551,714

Net Assets		$ 2,486,503,348
Net Assets consist of:
Paid in capital		$ 2,486,553,445
Accumulated net realized gain (loss) on investments		(50,097)
Net Assets		$ 2,486,503,348

Initial Class: Net Asset Value, offering price and redemption price per share ($2,428,485,521 ÷ 2,428,432,000 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($8,566,463 ÷ 8,564,720 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,451,364 ÷ 49,452,930 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 18,093,265

Expenses
Management fee	$ 2,664,601
Transfer agent fees	907,063
Distribution fees	64,391
Accounting fees and expenses	122,124
Non-interested trustees' compensation	5,570
Custodian fees and expenses	26,876
Audit	27,503
Legal	2,868
Miscellaneous	91,885
Total expenses before reductions	3,912,881
Expense reductions	(225)	3,912,656
Net investment income		14,180,609
Net realized gain (loss) on investment securities		(50,097)
Net increase in net assets resulting from operations		$ 14,130,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,180,609	$ 46,410,100
Net realized gain (loss)	(50,097)	87,888
Net increase (decrease) in net assets resulting from operations	14,130,512	46,497,988
Distributions to shareholders from net investment income	(14,180,609)	(46,410,100)
Share transactions - net increase (decrease)	(274,135,942)	(39,187,088)
Total increase (decrease) in net assets	(274,186,039)	(39,099,200)

Net Assets
Beginning of period	2,760,689,387	2,799,788,587
End of period	$ 2,486,503,348	$ 2,760,689,387
Other Information:
Share Transactions at a net asset value of $1.00 per share	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	4,180,185,892	3,515,483	67,426,377
Reinvested	13,934,846	39,209	193,387
Redeemed	(4,470,656,035)	(3,004,806)	(65,770,295)
Net increase (decrease)	(276,535,297)	549,886	1,849,469

Share Transactions at a net asset value of $1.00 per share	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Sold	6,692,494,433	8,278,271	505,243,362
Reinvested	45,541,480	125,174	705,271
Redeemed	(6,786,431,592)	(6,531,366)	(498,612,121)
Net increase (decrease)	(48,395,679)	1,872,079	7,336,512

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 13,942,252	$ 39,209	$ 199,148

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 45,579,655	$ 125,174	$ 705,271

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.017	.041	.062	.050	.053
Distributions from net investment income	(.005)	(.017)	(.041)	(.062)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.54%	1.69%	4.18%	6.30%	5.17%	5.46%
Ratios to Average Net Assets E
Expenses before expense reductions	.30% A	.29%	.28%	.33%	.27%	.30%
Expenses net of voluntary waivers, if any	.30% A	.29%	.28%	.33%	.27%	.30%
Expenses net of all reductions	.30% A	.29%	.28%	.33%	.27%	.30%
Net investment income	1.10% A	1.68%	3.99%	6.18%	5.06%	5.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,428,486	$ 2,705,069	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.016	.040	.031
Distributions from net investment income	(.005)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.49%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.39%	.45% A
Net investment income	.99% A	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,566	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.039	.058
Distributions from net investment income	(.004)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.41%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.54%	.55%	.60% A
Expenses net of all reductions	.55% A	.54%	.55%	.60% A
Net investment income	.84% A	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,451	$ 47,604	$ 40,267	$ 108
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Mid Cap Portfolio estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences for the Money Market Portfolio. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager: Growth	$ 326,768,089	$ 24,244,350	$ (29,639,631)	$ (5,395,281)
Balanced	309,556,253	27,291,077	(8,978,646)	18,312,431
Growth & Income	1,243,948,750	117,638,662	(118,598,245)	(959,583)
Growth Opportunities	631,932,504	87,821,917	(38,223,120)	49,598,797
Investment Grade Bond	2,410,180,481	92,904,764	(3,459,124)	89,445,640
Mid Cap	1,506,596,142	246,407,248	(64,209,142)	182,198,106

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by each applicable fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $926,498 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%	|
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.44%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 3,026	$ 5,658	$ 8,684
Balanced	$ 10,123	$ 25,716	$ 35,839
Growth & Income	$ 132,392	$ 212,171	$ 344,563
Growth Opportunities	$ 92,979	$ 53,804	$ 146,783
Investment Grade Bond	$ 330	$ 106,295	$ 106,625
Mid Cap	$ 186,362	$ 732,507	$ 918,869
Money Market	$ 4,047	$ 60,344	$ 64,391

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth		|
Initial Class	$ 102,049
Service Class	2,541
Service Class 2	3,133
	$ 107,723
Balanced
Initial Class	$ 84,879
Service Class	7,273
Service Class 2	8,110
	$ 100,262
Growth & Income
Initial Class	$ 226,035
Service Class	91,892
Service Class 2	61,884
	$ 379,811
Growth Opportunities
Initial Class	$ 142,032
Service Class	66,063
Service Class 2	19,807
	$ 227,902
Investment Grade Bond
Initial Class	$ 698,613
Service Class	268
Service Class 2	30,987
	$ 729,868
Mid Cap
Initial Class	$ 160,379
Service Class	130,648
Service Class 2	209,337
	$ 500,364
Money Market
Initial Class	$ 886,552
Service Class	2,907
Service Class 2	17,604
	$ 907,063

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 156,277
Balanced	$ 277,295
Growth & Income	$ 850,074
Growth Opportunities	$ 399,385
Investment Grade Bond	$ 1,912,498
Mid Cap	$ 1,140,049

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction

Asset Manager: Growth	$ 22,376	$ 420
Balanced	7,641	350
Growth & Income	12,035	29
Growth Opportunities	71,798	46
Investment Grade Bond	-	1,129
Mid Cap	206,697	1,646
Money Market	-	225

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders, each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager: Growth	66%	-	-
Balanced	56%	1	29%
Growth & Income	27%	2	45%
Growth Opportunities	18%	1	51%
Investment Grade Bond	55%	-	-
Mid Cap	25%	2	45%
Money Market	54%	-	-

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPGRP2-SANN-0803
1.790134.100

Fidelity® Variable Insurance Products
Service Class 2R

Contrafund® Portfolio

Equity-Income Portfolio

Growth Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Contrafund Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Equity-Income Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Growth Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Colgate-Palmolive Co.	3.4
3M Co.	3.2
Berkshire Hathaway, Inc. Class A	3.0
Avon Products, Inc.	2.7
Lockheed Martin Corp.	2.6
14.9
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Consumer Discretionary	17.5
Financials	15.6
Health Care	14.9
Industrials	12.7
Consumer Staples	10.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	94.4%
Bonds	0.6%
Short-Term Investments and Net Other Assets	5.0%

* Foreign investments	21.2%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.3%
BorgWarner, Inc.	26,200	$ 1,687,280
Gentex Corp. (a)	652,100	19,960,781
		21,648,061
Automobiles - 1.5%
Harley-Davidson, Inc.	78,200	3,117,052
Honda Motor Co. Ltd.	827,100	31,512,510
Nissan Motor Co. Ltd.	3,880,200	36,764,896
Toyota Motor Corp.	2,000,500	51,812,951
		123,207,409
Hotels, Restaurants & Leisure - 2.1%
Applebee's International, Inc.	29,000	911,470
Brinker International, Inc. (a)	106,500	3,836,130
CBRL Group, Inc.	115,700	4,496,102
Friendly Ice Cream Corp. (a)	204,600	1,293,072
GTECH Holdings Corp.	178,400	6,716,760
Harrah's Entertainment, Inc. (a)	18,600	748,464
Hilton Group PLC	1,148,200	3,496,816
International Game Technology	155,700	15,932,781
Kerzner International Ltd. (a)	44,900	1,446,229
Krispy Kreme Doughnuts, Inc. (a)	268,100	11,040,358
Mandalay Resort Group	43,400	1,382,290
McDonald's Corp.	146,000	3,220,760
MGM MIRAGE (a)	135,600	4,634,808
P.F. Chang's China Bistro, Inc. (a)	639,200	31,455,032
Panera Bread Co. Class A (a)	546,200	21,848,000
Red Robin Gourmet Burgers, Inc.	73,300	1,389,768
Ryan's Family Steak Houses, Inc. (a)	282,750	3,958,500
Stanley Leisure PLC	500,798	2,644,178
Starbucks Corp. (a)	901,900	22,114,588
Station Casinos, Inc. (a)	414,500	10,466,125
The Cheesecake Factory, Inc. (a)	295,700	10,612,673
Wendy's International, Inc.	55,500	1,607,835
William Hill PLC	2,963,263	14,002,761
Wynn Resorts Ltd.	23,000	406,870
		179,662,370
Household Durables - 1.3%
Blyth, Inc.	69,000	1,876,800
D.R. Horton, Inc.	1,516,370	42,609,997
Fortune Brands, Inc.	364,900	19,047,780
Garmin Ltd. (a)	290,709	11,590,568
Harman International Industries, Inc.	350,400	27,730,656
Mohawk Industries, Inc. (a)	151,820	8,430,565
		111,286,366
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	132,100	4,820,329
eBay, Inc. (a)	741,400	77,239,052
InterActiveCorp (a)	3,766,542	149,042,067

	Shares	Value (Note 1)
NetFlix, Inc. (a)	235,600	$ 6,019,580
Overstock.com, Inc. (a)	117,300	1,702,023
		238,823,051
Leisure Equipment & Products - 0.4%
Leapfrog Enterprises, Inc. Class A	77,400	2,462,094
Mattel, Inc.	1,703,100	32,222,652
Mega Bloks, Inc. (a)	40,250	627,133
		35,311,879
Media - 3.0%
AOL Time Warner, Inc. (a)	286,080	4,603,027
British Sky Broadcasting Group PLC (BSkyB) (a)	258,300	2,870,832
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	130,800	5,899,080
Comcast Corp. Class A (special) (a)	538,000	15,510,540
Cox Communications, Inc. Class A (a)	22,300	711,370
E.W. Scripps Co. Class A	439,500	38,992,440
Entercom Communications Corp. Class A (a)	119,600	5,861,596
Fox Entertainment Group, Inc. Class A (a)	1,123,600	32,337,208
Getty Images, Inc. (a)	218,500	9,024,050
Lee Enterprises, Inc.	53,700	2,015,361
Liberty Media Corp. Class A (a)	195,000	2,254,200
LIN TV Corp. Class A (a)	232,000	5,463,600
McGraw-Hill Companies, Inc.	62,700	3,887,400
Meredith Corp.	70,700	3,110,800
Pearson PLC sponsored ADR	381,800	3,665,280
Pixar (a)	336,700	20,484,828
Reed Elsevier PLC	655,100	5,467,526
SBS Broadcasting SA (a)	1,100	19,635
The New York Times Co. Class A	87,900	3,999,450
Tribune Co.	496,400	23,976,120
Viacom, Inc. Class B (non-vtg.) (a)	777,236	33,934,124
Vivendi Universal SA sponsored ADR	411,800	7,593,592
Washington Post Co. Class B	29,200	21,400,680
Westwood One, Inc. (a)	3,300	111,969
		253,194,708
Multiline Retail - 1.0%
99 Cents Only Stores (a)	1,539,666	52,841,337
Debenhams PLC	1,029,287	7,159,481
Dollar General Corp.	173,300	3,164,458
JCPenney Co., Inc.	450,900	7,597,665
Marks & Spencer Group PLC	2,173,800	11,360,575
Tuesday Morning Corp. (a)	57,600	1,514,880
		83,638,396
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A (a)	21,700	616,497
Advance Auto Parts, Inc. (a)	374,200	22,788,780
AnnTaylor Stores Corp. (a)	205,200	5,940,540
AutoZone, Inc. (a)	52,500	3,988,425
Bed Bath & Beyond, Inc. (a)	1,618,000	62,794,580
Best Buy Co., Inc. (a)	21,700	953,064
CarMax, Inc. (a)	86,700	2,614,005
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Chico's FAS, Inc. (a)	430,800	$ 9,068,340
Claire's Stores, Inc.	150,500	3,816,680
Dick's Sporting Goods, Inc.	25,400	931,672
Gap, Inc.	817,800	15,341,928
Guitar Center, Inc. (a)	90,900	2,636,100
Hennes & Mauritz AB (H&M) (B Shares)	229,200	5,282,297
Hot Topic, Inc. (a)	160,000	4,305,600
Lowe's Companies, Inc.	1,632,500	70,115,875
Pacific Sunwear of California, Inc. (a)	878,250	21,157,043
PETCO Animal Supplies, Inc. (a)	521,100	11,328,714
PETsMART, Inc.	886,700	14,781,289
Pier 1 Imports, Inc.	540,800	11,032,320
Ross Stores, Inc.	166,380	7,111,081
Select Comfort Corp. (a)	44,800	733,824
TJX Companies, Inc.	1,116,800	21,040,512
Urban Outfitters, Inc. (a)	62,900	2,258,110
Weight Watchers International, Inc. (a)	559,500	25,451,655
		326,088,931
Textiles Apparel & Luxury Goods - 1.0%
Burberry Ltd.	3,105,373	12,746,848
Coach, Inc. (a)	718,562	35,741,274
Columbia Sportswear Co. (a)	9,800	503,818
Delta Woodside Industries, Inc. (a)	22,175	63,199
Fossil, Inc. (a)	13,700	322,772
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	54,600	1,437,072
K-Swiss, Inc. Class A	161,200	5,564,624
Liz Claiborne, Inc.	97,000	3,419,250
Puma AG	118,631	11,815,185
Quiksilver, Inc. (a)	468,700	7,728,863
		79,342,905
TOTAL CONSUMER DISCRETIONARY		1,452,204,076
CONSUMER STAPLES - 10.4%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	735,300	37,537,065
Cott Corp. (a)	251,100	5,192,282
Diageo PLC	1,145,123	12,527,640
Molson, Inc. Class A	456,200	12,351,045
PepsiCo, Inc.	160,110	7,124,895
The Coca-Cola Co.	204,800	9,504,768
		84,237,695
Food & Staples Retailing - 1.6%
Costco Wholesale Corp. (a)	118,800	4,348,080
George Weston Ltd.	49,260	3,742,927
Koninklijke Ahold NV sponsored ADR	74,400	622,728
Loblaw Companies Ltd.	52,990	2,437,587
Safeway PLC	679,698	2,896,881
Sysco Corp.	1,738,500	52,224,540

	Shares	Value (Note 1)
Tesco PLC	6,263,787	$ 22,730,759
Wal-Mart Stores, Inc.	29,400	1,577,898
Whole Foods Market, Inc. (a)	819,107	38,932,156
William Morrison Supermarkets PLC	2,039,734	6,203,521
		135,717,077
Food Products - 0.5%
Bunge Ltd.	19,800	566,280
Dean Foods Co. (a)	351,750	11,080,125
Hershey Foods Corp.	120,300	8,380,098
Horizon Organic Holding Corp. (a)	110,600	2,635,598
Kraft Foods, Inc. Class A	91,940	2,992,647
Saputo, Inc.	149,300	2,905,579
Wm. Wrigley Jr. Co.	283,700	15,952,451
		44,512,778
Household Products - 3.5%
Colgate-Palmolive Co.	4,934,730	285,967,594
Procter & Gamble Co.	40,400	3,602,872
		289,570,466
Personal Products - 3.8%
Avon Products, Inc.	3,682,028	229,022,142
Gillette Co.	2,822,300	89,918,478
		318,940,620
TOTAL CONSUMER STAPLES		872,978,636
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	64,500	2,165,265
BJ Services Co. (a)	69,100	2,581,576
Carbo Ceramics, Inc.	25,400	946,150
ENSCO International, Inc.	1,790	48,151
Halliburton Co.	368,100	8,466,300
National-Oilwell, Inc. (a)	63,672	1,400,784
Noble Corp. (a)	167,000	5,728,100
Schlumberger Ltd. (NY Shares)	18,700	889,559
Smith International, Inc. (a)	427,675	15,712,780
Willbros Group, Inc. (a)	57,500	597,425
		38,536,090
Oil & Gas - 4.2%
Apache Corp.	299,490	19,484,819
BP PLC sponsored ADR	410,232	17,237,949
Burlington Resources, Inc.	230,300	12,452,321
Canadian Natural Resources Ltd.	21,700	865,392
Chesapeake Energy Corp.	61,700	623,170
China Petroleum & Chemical Corp. sponsored ADR	175,840	4,246,536
EnCana Corp.	5,024,512	192,734,286
EOG Resources, Inc.	68,600	2,870,224
Evergreen Resources, Inc. (a)	14,500	787,495
Exxon Mobil Corp.	78,542	2,820,443
Murphy Oil Corp.	601,800	31,654,680
Noble Energy, Inc.	83,200	3,144,960
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	20,500	$ 687,775
Petro-Canada	289,300	11,582,303
PetroChina Co. Ltd. sponsored ADR	252,300	7,619,460
Pioneer Natural Resources Co. (a)	49,600	1,294,560
Pogo Producing Co.	171,700	7,340,175
Premcor, Inc. (a)	731,700	15,768,135
Progress Energy Ltd. (a)	112,700	827,816
Suncor Energy, Inc.	332,080	6,243,439
Talisman Energy, Inc.	152,370	6,952,630
Total SA sponsored ADR	47,300	3,585,340
Valero Energy Corp.	2,100	76,293
YUKOS Corp. sponsored ADR	21,700	1,207,605
		352,107,806
TOTAL ENERGY		390,643,896
FINANCIALS - 15.3%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc.	122,200	5,704,296
UBS AG (NY Shares)	40,100	2,221,540
		7,925,836
Commercial Banks - 4.2%
Allied Irish Banks PLC	324,755	4,864,737
Australia & New Zealand Banking Group Ltd.	686,261	8,602,121
Bank of America Corp.	75,300	5,950,959
Bank of Ireland	2,080,540	25,177,060
Bank One Corp.	126,100	4,688,398
Charter One Financial, Inc.	37,800	1,178,604
Commerce Bancorp, Inc., New Jersey	1,122,617	41,649,091
Danske Bank AS	70,200	1,370,860
Fifth Third Bancorp	1,612,740	92,474,512
First Bancorp, Puerto Rico	5,400	148,230
First Community Bancorp, California	25,700	801,069
M&T Bank Corp.	527,600	44,434,472
National Australia Bank Ltd.	263,000	5,934,312
North Fork Bancorp, Inc., New York	701,200	23,882,872
Popular, Inc.	45,000	1,736,550
Royal Bank of Canada	53,300	2,269,145
Royal Bank of Scotland Group PLC	2,035,166	57,264,585
SouthTrust Corp.	805,900	21,920,480
Texas Regional Bancshares, Inc. Class A	91,490	3,174,703
UCBH Holdings, Inc.	220,330	6,319,064
UnionBanCal Corp.	1	41
Valley National Bancorp	7,980	210,273
Wells Fargo & Co.	21,300	1,073,520
		355,125,658
Consumer Finance - 1.2%
MBNA Corp.	212,400	4,426,416

	Shares	Value (Note 1)
SLM Corp.	2,415,300	$ 94,607,301
WFS Financial, Inc. (a)	12,600	422,226
		99,455,943
Diversified Financial Services - 0.7%
CIT Group, Inc.	216,500	5,336,725
Citigroup, Inc.	249,300	10,670,040
Moody's Corp.	844,300	44,503,053
		60,509,818
Insurance - 7.8%
ACE Ltd.	233,200	7,996,428
AFLAC, Inc.	396,500	12,192,375
Allstate Corp.	698,600	24,905,090
American International Group, Inc.	1,469,114	81,065,711
Aon Corp.	349,000	8,403,920
Arch Capital Group Ltd. (a)	175,100	6,081,223
Berkshire Hathaway, Inc. Class A (a)	3,456	250,560,000
Brit Insurance Holdings PLC (a)	2,520,400	3,285,167
Brown & Brown, Inc.	44,500	1,446,250
Cincinnati Financial Corp.	97,400	3,612,566
Everest Re Group Ltd.	682,180	52,186,770
Fidelity National Financial, Inc.	27,100	833,596
HCC Insurance Holdings, Inc.	155,700	4,604,049
IPC Holdings Ltd.	151,600	5,078,600
Markel Corp. (a)	36,750	9,408,000
MetLife, Inc.	75,700	2,143,824
Montpelier Re Holdings Ltd.	1,120,400	35,404,640
Old Republic International Corp.	86,300	2,957,501
PartnerRe Ltd.	415,400	21,231,094
Progressive Corp.	125,200	9,152,120
RenaissanceRe Holdings Ltd.	683,965	31,134,087
SAFECO Corp.	478,500	16,881,480
StanCorp Financial Group, Inc.	25,800	1,347,276
USI Holdings Corp.	444,487	5,227,167
W.R. Berkley Corp.	71,400	3,762,780
White Mountains Insurance Group Ltd.	7,400	2,923,000
Willis Group Holdings Ltd.	847,400	26,057,550
XL Capital Ltd. Class A	313,400	26,012,200
		655,894,464
Real Estate - 0.1%
American Financial Realty Trust (SBI)	46,700	696,297
Corrections Corp. of America (a)	893	22,620
Equity Residential (SBI)	2,100	54,495
General Growth Properties, Inc.	10,000	624,400
ResortQuest International, Inc. (a)	192,100	847,161
Simon Property Group, Inc.	59,100	2,306,673
		4,551,646
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	43,000	1,200,990
Doral Financial Corp.	500,450	22,345,093
Golden West Financial Corp., Delaware	879,700	70,384,797
NetBank, Inc.	8,300	109,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	221,700	$ 6,449,253
W Holding Co., Inc.	171,500	2,901,780
		103,391,141
TOTAL FINANCIALS		1,286,854,506
HEALTH CARE - 14.9%
Biotechnology - 1.7%
Amgen, Inc. (a)	118,400	7,866,496
Amylin Pharmaceuticals, Inc. (a)	718,400	15,725,776
Celgene Corp. (a)	9,700	294,880
Charles River Laboratories International, Inc. (a)	2,100	67,578
Gen-Probe, Inc. (a)	50,400	2,059,848
Genentech, Inc. (a)	737,200	53,166,864
Gilead Sciences, Inc. (a)	813,880	45,235,450
ICOS Corp. (a)	5,400	198,450
IDEXX Laboratories, Inc. (a)	180,650	6,059,001
MedImmune, Inc. (a)	203,900	7,415,843
Neurocrine Biosciences, Inc. (a)	102,100	5,098,874
		143,189,060
Health Care Equipment & Supplies - 6.0%
Advanced Medical Optics, Inc. (a)	64,500	1,099,725
Advanced Neuromodulation Systems, Inc. (a)	139,700	7,232,269
Alcon, Inc.	1,099,000	50,224,300
Becton, Dickinson & Co.	86,100	3,344,985
Bio-Rad Laboratories, Inc. Class A (a)	115,500	6,392,925
Biomet, Inc.	587,800	16,846,348
Biosite, Inc. (a)	104,600	5,031,260
Boston Scientific Corp. (a)	414,100	25,301,510
C.R. Bard, Inc.	56,500	4,029,015
Centerpulse AG (Reg.) (a)	59,934	16,167,809
Cooper Companies, Inc.	43,300	1,505,541
CTI Molecular Imaging, Inc.	630,300	11,918,973
DENTSPLY International, Inc.	1,351,662	55,282,976
Edwards Lifesciences Corp. (a)	107,900	3,467,906
Guidant Corp.	62,100	2,756,619
Medtronic, Inc.	453,600	21,759,192
Mentor Corp.	120,000	2,325,600
Nobel Biocare Holding AG (Switzerland)	61,120	4,091,403
ResMed, Inc. (a)	28,300	1,109,360
Smith & Nephew PLC	10,737,553	61,891,898
St. Jude Medical, Inc. (a)	292,676	16,828,870
Stryker Corp.	380,900	26,423,033
Synthes-Stratec, Inc.	3,629	2,613,245
Varian Medical Systems, Inc. (a)	495,600	28,531,692

	Shares	Value (Note 1)
Wilson Greatbatch Technologies, Inc. (a)	133,000	$ 4,801,300
Zimmer Holdings, Inc. (a)	2,723,312	122,685,206
		503,662,960
Health Care Providers & Services - 2.7%
Advisory Board Co. (a)	133,800	5,421,576
Aetna, Inc.	301,500	18,150,300
American Healthways, Inc. (a)	63,500	2,293,620
Caremark Rx, Inc. (a)	314,964	8,088,276
Health Management Associates, Inc. Class A	1,287,090	23,746,811
ICON PLC sponsored ADR (a)	2,000	63,640
IMPAC Medical Systems, Inc. (a)	139,762	2,918,231
Odyssey Healthcare, Inc. (a)	174,550	6,458,350
Patterson Dental Co. (a)	1,654,000	75,058,520
PDI, Inc. (a)	9,500	96,520
UnitedHealth Group, Inc.	1,303,800	65,515,950
VistaCare, Inc. Class A	146,200	3,554,122
WebMD Corp. (a)	1,322,900	14,327,007
WellPoint Health Networks, Inc. (a)	25,200	2,124,360
		227,817,283
Pharmaceuticals - 4.5%
Altana AG	388,877	24,599,549
AstraZeneca PLC sponsored ADR	237,000	9,662,490
Barr Laboratories, Inc. (a)	70,400	4,611,200
Biovail Corp. (a)	19,290	900,811
Bristol-Myers Squibb Co.	108,000	2,932,200
Forest Laboratories, Inc. (a)	2,200	120,450
IVAX Corp. (a)	65,000	1,160,250
Johnson & Johnson	1,606,050	83,032,785
Kyorin Pharmaceutical Co. Ltd.	27,000	370,407
Merck & Co., Inc.	793,300	48,034,315
Novartis AG sponsored ADR	820,200	32,652,162
Novo Nordisk AS Series B	624,200	21,911,768
Pfizer, Inc.	1,717,065	58,637,770
Pharmaceutical Resources, Inc. (a)	76,900	3,741,954
Roche Holding AG (participation certificate)	158,060	12,428,860
Schering AG	74,900	3,672,093
Stada Arzneimittel AG	70,434	4,492,813
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,111,900	63,300,467
Wyeth	119,200	5,429,560
		381,691,904
TOTAL HEALTH CARE		1,256,361,207
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.1%
Bombardier, Inc. Class B (sub. vtg.)	4,092,700	13,877,162
Honeywell International, Inc.	21,700	582,645
L-3 Communications Holdings, Inc. (a)	200	8,698
Lockheed Martin Corp.	4,564,540	217,135,168
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Defense Industries, Inc. (a)	251,200	$ 6,516,128
Veridian Corp.	664,800	23,194,872
		261,314,673
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,058,061	37,624,649
FedEx Corp.	64,700	4,013,341
United Parcel Service, Inc. Class B	327,000	20,829,900
		62,467,890
Airlines - 2.2%
Continental Airlines, Inc. Class B (a)	357,900	5,357,763
JetBlue Airways Corp. (a)	1,073,536	45,399,837
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,388,989
sponsored ADR (a)	2,679,857	120,325,579
Southwest Airlines Co.	539,500	9,279,400
		181,751,568
Commercial Services & Supplies - 1.3%
Apollo Group, Inc. Class A (a)	670,800	41,428,608
Aramark Corp. Class B (a)	613,950	13,764,759
Avery Dennison Corp.	120,500	6,049,100
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	678,150
Central Parking Corp.	57,700	713,172
Cintas Corp.	43,897	1,555,710
Corinthian Colleges, Inc. (a)	383,141	18,609,158
Corporate Executive Board Co. (a)	23,400	948,402
Dun & Bradstreet Corp. (a)	44,700	1,837,170
Education Management Corp. (a)	86,700	4,610,706
H&R Block, Inc.	273,300	11,820,225
Hewitt Associates, Inc. Class A	32,600	767,730
Hudson Highland Group, Inc. (a)	9,675	183,922
Kroll, Inc. (a)	75,700	2,048,442
Monster Worldwide, Inc.	349,700	6,899,581
Robert Half International, Inc. (a)	21,700	410,998
Stericycle, Inc. (a)	21,600	831,168
		113,157,001
Construction & Engineering - 0.3%
Granite Construction, Inc.	31,900	611,204
Jacobs Engineering Group, Inc. (a)	554,020	23,351,943
		23,963,147
Electrical Equipment - 0.1%
American Power Conversion Corp.	308,600	4,811,074
Cooper Industries Ltd. Class A	38,100	1,573,530
Rockwell Automation, Inc.	64,500	1,537,680
		7,922,284
Industrial Conglomerates - 3.4%
3M Co.	2,103,610	271,323,618

	Shares	Value (Note 1)
Tomkins PLC	813,300	$ 3,055,723
Tyco International Ltd.	491,900	9,336,262
		283,715,603
Machinery - 1.3%
CUNO, Inc. (a)	1,000	36,120
Danaher Corp.	962,122	65,472,402
Dionex Corp. (a)	14,600	580,350
Donaldson Co., Inc.	141,200	6,276,340
ESCO Technologies, Inc. (a)	56,900	2,503,600
PACCAR, Inc.	451,370	30,494,557
Pall Corp.	90,700	2,040,750
Wabash National Corp. (a)	167,500	2,350,025
		109,754,144
Marine - 0.0%
CP Ships Ltd.	39,000	649,614
Road & Rail - 0.3%
Canadian National Railway Co.	84,150	4,063,275
Canadian Pacific Railway Ltd.	59,050	1,327,946
Heartland Express, Inc. (a)	411,900	9,164,775
Knight Transportation, Inc. (a)	182,100	4,534,290
Landstar System, Inc. (a)	86,516	5,437,531
Norfolk Southern Corp.	2,100	40,320
P.A.M. Transportation Services, Inc. (a)	21,398	537,518
		25,105,655
Trading Companies & Distributors - 0.0%
Fastenal Co.	15,912	540,053
MSC Industrial Direct Co., Inc. Class A (a)	36,400	651,560
		1,191,613
TOTAL INDUSTRIALS		1,070,993,192
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.0%
Adtran, Inc. (a)	63,530	3,258,454
Avocent Corp. (a)	204,800	6,129,664
Cisco Systems, Inc. (a)	21,400	357,166
Comverse Technology, Inc. (a)	450,500	6,771,015
NetScreen Technologies, Inc. (a)	732,400	16,515,620
Nokia Corp. sponsored ADR	2,100	34,503
QUALCOMM, Inc.	113,800	4,068,350
SafeNet, Inc. (a)	10,600	296,588
Scientific-Atlanta, Inc.	760,300	18,125,552
Sycamore Networks, Inc. (a)	1,025,100	3,926,133
Telefonaktiebolaget LM Ericsson ADR (a)	1,132,609	12,039,634
UTStarcom, Inc. (a)	231,100	8,220,227
		79,742,906
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	557,500	10,659,400
ATI Technologies, Inc. (a)	260,500	2,589,924
Avid Technology, Inc. (a)	65,100	2,283,057
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	133,500	$ 1,054,650
Dell Computer Corp. (a)	310,700	9,929,972
Electronics for Imaging, Inc. (a)	204,479	4,148,879
Hutchinson Technology, Inc. (a)	37,000	1,216,930
Lexmark International, Inc. Class A (a)	71,300	5,045,901
Logitech International SA (Reg.) (a)	55,452	2,084,785
M-Systems Flash Disk Pioneers Ltd. (a)	300,000	3,339,000
SanDisk Corp. (a)	21,900	883,665
Seagate Technology	1,198,700	21,157,055
Storage Technology Corp. (a)	106,300	2,736,162
Western Digital Corp. (a)	1,999,000	20,589,700
		87,719,080
Electronic Equipment & Instruments - 0.6%
CDW Corp. (a)	10,800	494,640
Flextronics International Ltd. (a)	573,300	5,956,587
Flir Systems, Inc. (a)	791,000	23,848,650
Lexar Media, Inc. (a)	131,200	1,251,648
National Instruments Corp. (a)	22,700	857,606
Roper Industries, Inc.	12,700	472,440
Symbol Technologies, Inc.	1,151,900	14,986,219
Thermo Electron Corp. (a)	93,200	1,959,064
Waters Corp. (a)	87,000	2,534,310
		52,361,164
Internet Software & Services - 1.0%
DoubleClick, Inc. (a)	92,432	854,996
Expedia, Inc. (a)	69,900	5,338,962
FindWhat.com (a)	91,900	1,740,586
Open Text Corp. (a)	37,800	1,069,102
United Online, Inc. (a)	139,600	3,537,464
WebEx Communications, Inc. (a)	331,630	4,626,239
webMethods, Inc. (a)	185,200	1,505,676
Yahoo!, Inc. (a)	1,937,586	63,475,317
		82,148,342
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	283,400	12,959,882
Anteon International Corp. (a)	439,900	12,277,609
CheckFree Corp. (a)	2,200	61,248
Cognizant Technology Solutions Corp. Class A (a)	549,080	13,375,589
First Data Corp.	2,666,000	110,479,040
Iron Mountain, Inc. (a)	365,700	13,563,813
ManTech International Corp. Class A	107,100	2,054,178
Paychex, Inc.	118,700	3,479,097
SRA International, Inc. Class A (a)	215,200	6,886,400
The BISYS Group, Inc. (a)	151,400	2,781,218
		177,918,074
Office Electronics - 0.3%
Canon, Inc.	180,600	8,244,390

	Shares	Value (Note 1)
Xerox Corp. (a)	620,500	$ 6,571,095
Zebra Technologies Corp. Class A (a)	122,920	9,242,355
		24,057,840
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc. (a)	1,142,300	39,774,886
ARM Holdings PLC sponsored ADR (a)	21,700	73,997
Broadcom Corp. Class A (a)	263,100	6,553,821
Cabot Microelectronics Corp. (a)	21,500	1,085,105
Cree, Inc. (a)	169,100	2,752,948
Infineon Technologies AG sponsored ADR (a)	202,300	1,940,057
Integrated Circuit Systems, Inc. (a)	436,400	13,716,052
Intersil Corp. Class A (a)	339,100	9,023,451
KLA-Tencor Corp. (a)	308,500	14,342,165
Lam Research Corp. (a)	359,300	6,542,853
Linear Technology Corp.	419,500	13,512,095
Marvell Technology Group Ltd. (a)	380,800	13,088,096
Maxim Integrated Products, Inc.	200	6,838
Microchip Technology, Inc.	200	4,926
NVIDIA Corp. (a)	194,736	4,480,875
O2Micro International Ltd. (a)	118,200	1,904,202
Omnivision Technologies, Inc. (a)	65,900	2,056,080
Samsung Electronics Co. Ltd.	188,700	56,057,317
Silicon Laboratories, Inc. (a)	461,490	12,294,094
STMicroelectronics NV (NY Shares)	73,000	1,517,670
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	501,100	5,051,088
Teradyne, Inc. (a)	327,900	5,675,949
Texas Instruments, Inc.	10,800	190,080
Xilinx, Inc. (a)	391,700	9,913,927
		221,558,572
Software - 1.4%
Adobe Systems, Inc.	1,056,309	33,875,830
Agile Software Corp. (a)	31,100	300,115
Altiris, Inc. (a)	338,633	6,789,592
Amdocs Ltd. (a)	139,300	3,343,200
Autodesk, Inc.	64,800	1,047,168
BEA Systems, Inc. (a)	479,747	5,210,052
Business Objects SA sponsored ADR (a)	107,700	2,364,015
Citrix Systems, Inc. (a)	372,600	7,586,136
Computer Associates International, Inc.	65,100	1,450,428
Electronic Arts, Inc. (a)	54,200	4,010,258
Hyperion Solutions Corp. (a)	74,143	2,503,068
Intuit, Inc. (a)	21,700	966,301
Kronos, Inc. (a)	18,900	960,309
Mercury Interactive Corp. (a)	362,329	13,989,523
Network Associates, Inc. (a)	275,100	3,488,268
Red Hat, Inc. (a)	173,700	1,314,909
Symantec Corp. (a)	168,485	7,389,752
Synopsys, Inc. (a)	110,221	6,817,169
Verint Systems, Inc. (a)	93,900	2,385,999
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Verisity Ltd. (a)	31,200	$ 372,528
VERITAS Software Corp. (a)	416,752	11,948,280
		118,112,900
TOTAL INFORMATION TECHNOLOGY		843,618,878
MATERIALS - 5.8%
Chemicals - 1.1%
Cytec Industries, Inc. (a)	127,600	4,312,880
Dow Chemical Co.	54,000	1,671,840
Ecolab, Inc.	1,628,000	41,676,800
Methanex Corp.	1,407,770	15,009,389
Praxair, Inc.	149,100	8,960,910
Sigma Aldrich Corp.	13,600	736,848
The Scotts Co. Class A (a)	164,500	8,142,750
Valspar Corp.	337,700	14,257,694
		94,769,111
Construction Materials - 0.1%
Florida Rock Industries, Inc.	100,800	4,161,024
Containers & Packaging - 0.0%
Ball Corp.	102	4,642
Peak International Ltd. (a)	200,000	889,800
		894,442
Metals & Mining - 4.5%
Aber Diamond Corp. (a)	322,550	6,609,906
Agnico-Eagle Mines Ltd.	255,220	2,944,555
Alcoa, Inc.	95,400	2,432,700
Anglo American PLC ADR	1,078,800	16,570,368
Anglogold Ltd. sponsored ADR	141,800	4,523,420
BHP Billiton PLC	316,879	1,673,098
Companhia Vale do Rio Doce sponsored ADR	159,300	4,724,838
Compania de Minas Buenaventura SA sponsored ADR	750,900	22,594,581
Freeport-McMoRan Copper & Gold, Inc. Class B	1,476,292	36,169,154
Gold Fields Ltd.	2,369,872	28,397,249
Goldcorp, Inc.	4,033,560	48,481,727
Harmony Gold Mining Co. Ltd.	394,694	5,200,984
Impala Platinum Holdings Ltd.	108,700	6,485,645
Ivanhoe Mines Ltd. (a)	324,400	803,900
JSC MMC 'Norilsk Nickel' sponsored ADR	86,100	2,981,213
Kinross Gold Corp. (a)	1,575,888	10,628,299
Kumba Resources Ltd.	1,657,635	6,674,891
Liquidmetal Technologies (a)	365,500	1,875,015
Meridian Gold, Inc. (a)	318,880	3,643,532
Newcrest Mining Ltd.	745,700	3,842,337
Newmont Mining Corp. Holding Co.	2,818,501	91,488,542
Newmont Mining Corp. Holding Co. Chess Depository Interests	1,309,031	4,364,404
Pechiney SA (a)	55,120	1,983,921

	Shares	Value (Note 1)
Rio Tinto PLC (Reg.)	3,227,300	$ 61,762,474
SouthernEra Resources Ltd. (a)	502,800	1,973,447
		378,830,200
Paper & Forest Products - 0.1%
Sappi Ltd.	782,013	9,446,926
TOTAL MATERIALS		488,101,703
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	128,500	4,478,225
Koninklijke KPN NV (a)	366,600	2,604,377
Sprint Corp. - FON Group	216,800	3,121,920
Swisscom AG sponsored ADR	169,400	4,800,796
Telecom Italia Spa sponsored ADR	27,100	2,456,344
		17,461,662
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. (a)	303,600	2,492,556
Mobile TeleSystems OJSC sponsored ADR (a)	155,300	9,162,700
Nextel Communications, Inc. Class A (a)	2,718,900	49,157,712
Nextel Partners, Inc. Class A (a)	206,300	1,505,990
Sprint Corp. - PCS Group Series 1 (a)	216,800	1,246,600
Vimpel Communications sponsored ADR (a)	470,100	21,831,444
Vodafone Group PLC sponsored ADR	1,644,300	32,310,495
		117,707,497
TOTAL TELECOMMUNICATION SERVICES		135,169,159
UTILITIES - 0.7%
Electric Utilities - 0.6%
Ameren Corp.	86,700	3,823,470
Cinergy Corp.	108,400	3,988,036
Dominion Resources, Inc.	86,500	5,559,355
Entergy Corp.	242,680	12,808,650
FirstEnergy Corp.	65,000	2,499,250
FPL Group, Inc.	65,000	4,345,250
PG&E Corp. (a)	324,300	6,858,945
Southern Co.	230,840	7,192,974
		47,075,930
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	117,769	747,833
Equitable Resources, Inc.	104,000	4,236,960
SCANA Corp.	110,700	3,794,796
		8,779,589
TOTAL UTILITIES		55,855,519
TOTAL COMMON STOCKS (Cost $6,431,692,168)		7,852,780,772
Convertible Preferred Stocks - 0.3%
	Shares	Value (Note 1)
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Xerox Capital Trust II 7.5% (c)	246,100	$ 16,772,699
Insurance - 0.1%
St. Paul Companies, Inc. 9%	89,300	6,217,513
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,464,028)		22,990,212
Convertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 4.75% 2/1/09	$ 8,000,000	7,620,000
Media - 0.1%
Interpublic Group of Companies, Inc.:
1.8% 9/16/04	1,130,000	1,076,382
1.87% 6/1/06	1,250,000	1,090,625
4.5% 3/15/23 (c)	760,000	1,064,912
		3,231,919
TOTAL CONSUMER DISCRETIONARY		10,851,919
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 2% 1/1/07	1,160,000	972,950
Semiconductors & Semiconductor Equipment - 0.0%
TriQuint Semiconductor, Inc. 4% 3/1/07	1,300,000	1,108,250
TOTAL INFORMATION TECHNOLOGY		2,081,200
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (c)	5,025,000	8,982,188
8.25% 1/31/06	4,470,000	7,990,125
		16,972,313
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	9,550,000	9,000,875
TOTAL CONVERTIBLE BONDS (Cost $28,748,785)		38,906,307
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 0.79% to 1.11% 7/3/03 to 9/18/03 (d)	$ 3,800,000	$ 3,796,673
U.S. Treasury Bonds 6.875% 8/15/25	8,800,000	11,594,686
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,232,654)		15,391,359
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.8% 9/30/10 (e)	2,000,000	2,010,000
TOTAL FLOATING RATE LOANS (Cost $1,934,568)		2,010,000
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	486,909,396	486,909,396
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	84,118,200	84,118,200
TOTAL MONEY MARKET FUNDS (Cost $571,027,596)		571,027,596
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $7,067,099,799)		8,503,106,246
NET OTHER ASSETS - (1.2)%		(96,884,719)
NET ASSETS - 100%		$ 8,406,221,527
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
246 S&P 500 Index Contracts	Sept. 2003	$ 59,857,950	$ (1,388,839)

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,819,799 or 0.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,796,673.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,061,526,320 and $2,664,799,946.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $190,516 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.8%
United Kingdom	4.5
Canada	3.9
Bermuda	2.4
Ireland	1.8
Japan	1.6
Switzerland	1.5
Others (individually less than 1%)	5.5
100.0%
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $1,338,657,000 of which $675,098,000 and $663,559,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,539,062) (cost $7,067,099,799) - See accompanying schedule		$ 8,503,106,246
Cash		1,058,727
Receivable for investments sold		25,369,843
Receivable for fund shares sold		10,772,982
Dividends receivable		5,362,206
Interest receivable		1,464,214
Redemption fees receivable		10
Other receivables		853,387
Total assets		8,547,987,615

Liabilities
Payable for investments purchased	$ 50,125,841
Payable for fund shares redeemed	2,859,237
Accrued management fee	4,074,702
Distribution fees payable	239,992
Other payables and accrued expenses	348,116
Collateral on securities loaned, at value	84,118,200
Total liabilities		141,766,088

Net Assets		$ 8,406,221,527
Net Assets consist of:
Paid in capital		$ 8,435,214,293
Undistributed net investment income		15,048,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,478,734,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,434,692,885
Net Assets		$ 8,406,221,527

Initial Class: Net Asset Value, offering price and redemption price per share ($6,424,372,629÷ 325,624,879 shares)		$ 19.73

Service Class: Net Asset Value, offering price and redemption price per share ($1,347,877,754 ÷ 68,493,767 shares)		$ 19.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($633,353,070 ÷ 32,347,930 shares)		$ 19.58

Service Class 2R: Net Asset Value, offering price and redemption price per share ($618,074 ÷ 31,607 shares)		$ 19.55

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 36,836,397
Interest		5,533,346
Security lending		759,460
Total income		43,129,203

Expenses
Management fee	$ 22,361,475
Transfer agent fees	2,650,443
Distribution fees	1,247,035
Accounting and security lending fees	398,677
Non-interested trustees' compensation	15,392
Appreciation in deferred trustee compensation account	966
Custodian fees and expenses	299,976
Registration fees	3,178
Audit	41,644
Legal	10,691
Miscellaneous	147,895
Total expenses before reductions	27,177,372
Expense reductions	(1,224,543)	25,952,829
Net investment income (loss)		17,176,374
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(116,264,908)
Foreign currency transactions	(78,331)
Futures contracts	6,248,258
Total net realized gain (loss)		(110,094,981)
Change in net unrealized appreciation (depreciation) on: Investment securities	814,300,916
Assets and liabilities in foreign currencies	50,384
Futures contracts	(163,699)
Total change in net unrealized appreciation (depreciation)		814,187,601
Net gain (loss)		704,092,620
Net increase (decrease) in net assets resulting from operations		$ 721,268,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,176,374	$ 38,078,167
Net realized gain (loss)	(110,094,981)	(637,510,720)
Change in net unrealized appreciation (depreciation)	814,187,601	(207,088,852)
Net increase (decrease) in net assets resulting from operations	721,268,994	(806,521,405)
Distributions to shareholders from net investment income	(35,507,037)	(65,347,191)
Share transactions - net increase (decrease)	140,781,743	46,140,066
Redemption fees	559	49
Total increase (decrease) in net assets	826,544,259	(825,728,481)

Net Assets
Beginning of period	7,579,677,268	8,405,405,749
End of period (including undistributed net investment income of $15,048,725 and undistributed net investment income of $34,847,840, respectively)	$ 8,406,221,527	$ 7,579,677,268
Other Information:
Share Transactions	Six months ended June 30, 2003 - (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	18,993,595	7,416,680	10,866,958	13,395
Reinvested	1,718,846	269,021	92,062	161
Redeemed	(24,166,864)	(4,802,601)	(3,071,719)	(27,045)
Net increase (decrease)	(3,454,423)	2,883,100	7,887,301	(13,489)

Dollars Sold	$ 349,932,388	$ 135,860,035	$ 197,878,054	$ 248,534
Reinvested	29,357,892	4,584,117	1,562,295	2,733
Redeemed	(436,575,900)	(86,262,835)	(55,332,079)	(473,491)
Net increase (decrease)	$ (57,285,620)	$ 54,181,317	$ 144,108,270	$ (222,224)

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	56,833,322	17,332,750	16,787,773	45,893
Reinvested	2,820,242	432,111	91,835	-
Redeemed	(77,031,143)	(12,025,142)	(4,005,858)	(797)
Net increase (decrease)	(17,377,579)	5,739,719	12,873,750	45,096

Dollars Sold	$ 1,102,958,554	$ 329,197,923	$ 318,907,897	$ 843,220
Reinvested	55,135,751	8,426,160	1,785,280	-
Redeemed	(1,469,720,893)	(226,436,407)	(74,942,997)	(14,422)
Net increase (decrease)	$ (311,626,588)	$ 111,187,676	$ 245,750,180	$ 828,798

Distributions	Six months ended June 30, 2003 - (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733
From net realized gain	-	-	-	-
Total	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

A For the period April 24, 2002 (commencement of sale of share) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Income from Investment Operations
Net investment income (loss) E	.04	.10	.16	.17	.12	.13
Net realized and unrealized gain (loss)	1.68	(1.97)	(3.01)	(1.84)	5.59	5.54
Total from investment operations	1.72	(1.87)	(2.85)	(1.67)	5.71	5.67
Distributions from net investment income	(.09)	(.16)	(.17)	(.11)	(.12)	(.14)
Distributions from net realized gain	-	-	(.60)	(3.62)	(.88)	(1.03)
Total distributions	(.09)	(.16)	(.77)	(3.73)	(1.00)	(1.17)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 19.73	$ 18.10	$ 20.13	$ 23.75	$ 29.15	$ 24.44
Total Return B, C, D	9.58%	(9.35)%	(12.28)%	(6.58)%	24.25%	29.98%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.68%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.68% A	.68%	.68%	.66%	.67%	.70%
Expenses net of all reductions	.64% A	.64%	.64%	.63%	.65%	.66%
Net investment income (loss)	.48% A	.50%	.77%	.69%	.48%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,424,373	$ 5,956,028	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592
Portfolio turnover rate	74% A	84%	140%	177%	172%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.04	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Income from Investment Operations
Net investment income (loss) E	.03	.08	.14	.15	.10	.11
Net realized and unrealized gain (loss)	1.68	(1.96)	(3.00)	(1.85)	5.58	5.55
Total from investment operations	1.71	(1.88)	(2.86)	(1.70)	5.68	5.66
Distributions from net investment income	(.07)	(.14)	(.15)	(.11)	(.12)	(.14)
Distributions from net realized gain	-	-	(.60)	(3.62)	(.88)	(1.03)
Total distributions	(.07)	(.14)	(.75)	(3.73)	(1.00)	(1.17)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 19.68	$ 18.04	$ 20.06	$ 23.67	$ 29.10	$ 24.42
Total Return B, C, D	9.54%	(9.42)%	(12.36)%	(6.71)%	24.15%	29.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.78% A	.78%	.78%	.76%	.78%	.80%
Expenses net of voluntary waivers, if any	.78% A	.78%	.78%	.76%	.78%	.80%
Expenses net of all reductions	.74% A	.74%	.74%	.74%	.75%	.75%
Net investment income (loss)	.38% A	.39%	.67%	.59%	.37%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347,878	$ 1,183,683	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553
Portfolio turnover rate	74% A	84%	140%	177%	172%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.02	.05	.10	.10
Net realized and unrealized gain (loss)	1.67	(1.96)	(2.98)	(.93)
Total from investment operations	1.69	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	-	(.60)	(3.62)
Total distributions	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E,H	-	-	-	-
Net asset value, end of period	$ 19.58	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	9.47%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.93% A	.93%	.94%	.92% A
Expenses net of all reductions	.90% A	.90%	.90%	.90% A
Net investment income (loss)	.23% A	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,353	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	74% A	84%	140%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.02	.03
Net realized and unrealized gain (loss)	1.66	(2.57)
Total from investment operations	1.68	(2.54)
Distributions from net investment income	(.08)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 19.55	$ 17.95
Total Return B, C, D	9.43%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.96% A
Expenses net of voluntary waivers, if any	.93% A	.96% A
Expenses net of all reductions	.89% A	.92% A
Net investment income (loss)	.23% A	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 618	$ 810
Portfolio turnover rate	74% A	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Citigroup, Inc.	3.1
Exxon Mobil Corp.	3.0
Fannie Mae	2.5
Bank of America Corp.	2.4
Total SA	2.2
13.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	29.0
Consumer Discretionary	12.4
Industrials	11.8
Energy	11.4
Health Care	7.7
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	97.7%
Bonds	1.5%
Short-Term Investments and Net Other Assets	0.8%

* Foreign investments	9.7%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.3%
General Motors Corp.	628,100	$ 22,611,600
Hotels, Restaurants & Leisure - 1.7%
Hilton Hotels Corp.	366,700	4,690,093
Mandalay Resort Group	314,500	10,016,825
McDonald's Corp.	2,636,000	58,150,160
MGM MIRAGE (a)	1,243,570	42,505,223
Park Place Entertainment Corp. (a)	2,509,000	22,806,810
Six Flags, Inc. (a)	1,408,356	9,548,654
		147,717,765
Household Durables - 1.3%
Black & Decker Corp.	595,500	25,874,475
Fortune Brands, Inc.	84,200	4,395,240
Maytag Corp.	829,320	20,251,994
Newell Rubbermaid, Inc.	1,000,400	28,011,200
Snap-On, Inc.	366,300	10,633,689
Whirlpool Corp.	377,700	24,059,490
		113,226,088
Media - 5.3%
AOL Time Warner, Inc. (a)	7,015,850	112,885,027
Clear Channel Communications, Inc. (a)	1,358,300	57,578,337
Comcast Corp. Class A (a)	2,852,091	86,076,106
Liberty Media Corp. Class A (a)	2,193,776	25,360,051
News Corp. Ltd.:
ADR	234,034	7,084,209
sponsored ADR	303,867	7,602,752
Reader's Digest Association, Inc. (non-vtg.)	1,243,903	16,767,812
Viacom, Inc. Class B (non-vtg.) (a)	2,413,218	105,361,098
Vivendi Universal SA sponsored ADR	717,200	13,225,168
Walt Disney Co.	1,532,100	30,258,975
		462,199,535
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,028,756	15,472,494
Federated Department Stores, Inc.	749,900	27,633,815
Target Corp.	862,300	32,629,432
		75,735,741
Specialty Retail - 2.0%
Charming Shoppes, Inc. (a)	1,290,400	6,413,288
Gap, Inc.	2,073,900	38,906,364
Home Depot, Inc.	589,900	19,537,488
Limited Brands, Inc.	2,528,000	39,184,000
Office Depot, Inc. (a)	1,235,500	17,927,105
RadioShack Corp.	1,296,800	34,118,808
Staples, Inc. (a)	1,198,562	21,993,613
		178,080,666

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	422,100	$ 12,350,646
TOTAL CONSUMER DISCRETIONARY		1,011,922,041
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
The Coca-Cola Co.	746,100	34,626,501
Food & Staples Retailing - 0.9%
Albertson's, Inc.	1,092,200	20,970,240
CVS Corp.	2,041,100	57,212,033
		78,182,273
Food Products - 1.0%
Fresh Del Monte Produce, Inc.	544,388	13,985,328
Kraft Foods, Inc. Class A	752,900	24,506,895
Tyson Foods, Inc. Class A	1,161,000	12,329,820
Unilever PLC sponsored ADR	1,116,200	35,830,020
		86,652,063
Household Products - 1.4%
Colgate-Palmolive Co.	466,300	27,022,085
Kimberly-Clark Corp.	1,273,400	66,395,076
Procter & Gamble Co.	319,400	28,484,092
The Dial Corp.	236,600	4,601,870
		126,503,123
Personal Products - 1.2%
Gillette Co.	3,227,920	102,841,531
Tobacco - 1.1%
Altria Group, Inc.	1,980,200	89,980,288
Loews Corp. - Carolina Group	215,200	5,810,400
		95,790,688
TOTAL CONSUMER STAPLES		524,596,179
ENERGY - 11.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,593,600	53,497,152
BJ Services Co. (a)	520,145	19,432,617
Noble Corp. (a)	511,800	17,554,740
Schlumberger Ltd. (NY Shares)	2,713,900	129,100,223
		219,584,732
Oil & Gas - 8.9%
Anadarko Petroleum Corp.	263,400	11,713,398
Apache Corp.	345,240	22,461,314
BP PLC sponsored ADR	2,530,242	106,320,769
ChevronTexaco Corp.	882,171	63,692,746
ConocoPhillips	553,070	30,308,236
Exxon Mobil Corp.	7,261,536	260,761,758
Royal Dutch Petroleum Co. (NY Shares)	1,910,300	89,058,186
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Total SA:
Series B	391,400	$ 59,336,241
sponsored ADR	1,724,096	130,686,477
		774,339,125
TOTAL ENERGY		993,923,857
FINANCIALS - 28.3%
Capital Markets - 6.2%
Bank of New York Co., Inc.	3,033,500	87,213,125
Charles Schwab Corp.	3,853,600	38,882,824
Credit Suisse Group sponsored ADR	735,200	19,350,464
J.P. Morgan Chase & Co.	3,733,850	127,622,993
Janus Capital Group, Inc.	780,400	12,798,560
Lehman Brothers Holdings, Inc.	380,500	25,295,640
Mellon Financial Corp.	1,716,500	47,632,875
Merrill Lynch & Co., Inc.	1,658,000	77,395,440
Morgan Stanley	1,890,800	80,831,700
Nomura Holdings, Inc.	1,853,000	23,594,052
		540,617,673
Commercial Banks - 8.2%
Bank of America Corp.	2,639,390	208,590,992
Bank One Corp.	2,487,438	92,482,945
Comerica, Inc.	926,900	43,100,850
FleetBoston Financial Corp.	1,850,700	54,984,297
Huntington Bancshares, Inc.	510,200	9,959,104
PNC Financial Services Group, Inc.	617,200	30,125,532
State Bank of India	463,175	3,834,342
U.S. Bancorp, Delaware	2,893,738	70,896,581
Wachovia Corp.	2,033,475	81,257,661
Wells Fargo & Co.	2,278,400	114,831,360
		710,063,664
Consumer Finance - 1.4%
American Express Co.	2,231,496	93,298,848
MBNA Corp.	1,456,400	30,351,376
		123,650,224
Diversified Financial Services - 3.5%
CIT Group, Inc.	1,371,500	33,807,475
Citigroup, Inc.	6,271,419	268,416,726
		302,224,201
Insurance - 5.7%
ACE Ltd.	1,631,815	55,954,936
Allianz AG sponsored ADR	567,200	4,690,744
Allstate Corp.	1,459,600	52,034,740
American International Group, Inc.	3,301,250	182,162,975
Hartford Financial Services Group, Inc.	1,334,400	67,200,384
Lincoln National Corp.	95,000	3,384,850
Marsh & McLennan Companies, Inc.	364,500	18,615,015
MBIA, Inc.	241,300	11,763,375
The Chubb Corp.	634,000	38,040,000

	Shares	Value (Note 1)
Travelers Property Casualty Corp.:
Class A	2,327,467	$ 37,006,725
Class B	622,257	9,812,993
UnumProvident Corp.	1,270,300	17,034,723
		497,701,460
Real Estate - 0.4%
Equity Office Properties Trust	317,100	8,564,871
Equity Residential (SBI)	1,127,400	29,256,030
		37,820,901
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	3,241,000	218,573,040
Freddie Mac	717,900	36,447,783
		255,020,823
TOTAL FINANCIALS		2,467,098,946
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	1,570,900	40,843,400
Becton, Dickinson & Co.	611,100	23,741,235
		64,584,635
Health Care Providers & Services - 1.2%
HCA, Inc.	913,100	29,255,724
IMS Health, Inc.	1,455,099	26,177,231
McKesson Corp.	1,015,700	36,301,118
Tenet Healthcare Corp. (a)	1,266,700	14,757,055
		106,491,128
Pharmaceuticals - 5.6%
Abbott Laboratories	857,000	37,502,320
Bristol-Myers Squibb Co.	3,292,400	89,388,660
Eli Lilly & Co.	338,800	23,367,036
Johnson & Johnson	1,137,600	58,813,920
Merck & Co., Inc.	2,458,700	148,874,285
Pfizer, Inc.	959,100	32,753,265
Roche Holding AG (participation certificate)	105,300	8,280,140
Schering-Plough Corp.	2,190,730	40,747,578
Wyeth	1,107,200	50,432,960
		490,160,164
TOTAL HEALTH CARE		661,235,927
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
Boeing Co.	997,800	34,244,496
Bombardier, Inc. Class B (sub. vtg.)	1,053,500	3,572,114
Honeywell International, Inc.	3,013,825	80,921,201
Lockheed Martin Corp.	546,500	25,997,005
Northrop Grumman Corp.	451,500	38,959,935
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	586,400	$ 19,257,376
United Technologies Corp.	379,520	26,881,402
		229,833,529
Building Products - 0.5%
Masco Corp.	2,041,200	48,682,620
Commercial Services & Supplies - 0.6%
Viad Corp.	1,061,700	23,771,463
Waste Management, Inc.	1,286,100	30,982,149
		54,753,612
Electrical Equipment - 0.4%
Emerson Electric Co.	421,400	21,533,540
Rockwell Automation, Inc.	498,300	11,879,472
		33,413,012
Industrial Conglomerates - 3.2%
3M Co.	171,200	22,081,376
General Electric Co.	3,538,440	101,482,459
Hutchison Whampoa Ltd.	2,171,000	13,223,715
Siemens AG sponsored ADR	412,500	20,150,625
Textron, Inc.	879,800	34,329,796
Tyco International Ltd.	4,439,946	84,270,175
		275,538,146
Machinery - 3.1%
Caterpillar, Inc.	968,200	53,890,012
Cummins, Inc.	126,500	4,540,085
Deere & Co.	435,050	19,881,785
Eaton Corp.	434,800	34,179,628
Illinois Tool Works, Inc.	353,600	23,284,560
Ingersoll-Rand Co. Ltd. Class A	1,467,444	69,439,450
Kennametal, Inc.	230,039	7,784,520
Navistar International Corp. (a)	265,900	8,676,317
Parker Hannifin Corp.	610,500	25,634,895
SPX Corp. (a)	337,400	14,865,844
Timken Co.	400,600	7,014,506
		269,191,602
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,245,600	63,864,864
Union Pacific Corp.	807,900	46,874,358
		110,739,222
TOTAL INDUSTRIALS		1,022,151,743
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.3%
Motorola, Inc.	2,536,200	23,916,366
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	3,622,911	77,168,004

	Shares	Value (Note 1)
International Business Machines Corp.	640,900	$ 52,874,250
Sun Microsystems, Inc. (a)	2,455,800	11,296,680
		141,338,934
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	945,300	18,480,615
Arrow Electronics, Inc. (a)	799,100	12,178,284
Avnet, Inc. (a)	1,317,330	16,703,744
PerkinElmer, Inc.	2,206,000	30,464,860
Sanmina-SCI Corp. (a)	1,101,200	6,948,572
Tektronix, Inc. (a)	1,310,800	28,313,280
Thermo Electron Corp. (a)	1,539,600	32,362,392
		145,451,747
IT Services - 0.5%
Ceridian Corp. (a)	1,582,200	26,849,934
Electronic Data Systems Corp.	416,800	8,940,360
First Data Corp.	252,700	10,471,888
		46,262,182
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	2,173,600	45,176,102
Micron Technology, Inc. (a)	1,484,400	17,263,572
National Semiconductor Corp. (a)	440,975	8,696,027
Rohm Co. Ltd.	63,100	6,900,986
Teradyne, Inc. (a)	421,971	7,304,318
		85,341,005
Software - 0.8%
Microsoft Corp.	2,642,800	67,682,108
TOTAL INFORMATION TECHNOLOGY		509,992,342
MATERIALS - 6.4%
Chemicals - 2.6%
Arch Chemicals, Inc.	442,400	8,449,840
BOC Group PLC	423,497	5,449,895
Dow Chemical Co.	2,262,600	70,050,096
Hercules Trust II unit	15,700	9,086,375
Hercules, Inc. (a)	649,700	6,432,030
LG Chemical Ltd.	216,900	8,712,300
Lyondell Chemical Co.	1,202,700	16,272,531
Millennium Chemicals, Inc.	853,650	8,118,212
Olin Corp.	572,700	9,793,170
PolyOne Corp.	1,239,100	5,513,995
PPG Industries, Inc.	390,300	19,803,822
Praxair, Inc.	821,212	49,354,841
Solutia, Inc.	2,067,100	4,506,278
		221,543,385
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	349,500	4,812,615
Smurfit-Stone Container Corp. (a)	2,375,253	30,949,547
		35,762,162
Metals & Mining - 2.3%
Alcan, Inc.	955,100	29,769,811
Alcoa, Inc.	3,000,416	76,510,608
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Dofasco, Inc.	926,300	$ 17,875,844
Nucor Corp.	283,400	13,844,090
Pechiney SA (a)	706,090	25,414,131
Phelps Dodge Corp. (a)	994,700	38,136,798
		201,551,282
Paper & Forest Products - 1.1%
Bowater, Inc.	474,100	17,755,045
Georgia-Pacific Corp.	1,646,101	31,193,614
International Paper Co.	368,200	13,155,786
Weyerhaeuser Co.	645,900	34,878,600
		96,983,045
TOTAL MATERIALS		555,839,874
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	4,818,499	128,316,628
SBC Communications, Inc.	4,711,593	120,381,201
Verizon Communications, Inc.	3,435,902	135,546,334
		384,244,163
UTILITIES - 3.0%
Electric Utilities - 2.5%
Cinergy Corp.	475,200	17,482,608
Dominion Resources, Inc.	584,600	37,572,242
DPL, Inc.	1,010,054	16,100,261
Entergy Corp.	1,008,200	53,212,796
FirstEnergy Corp.	1,020,000	39,219,000
Northeast Utilities	1,648,400	27,594,216
TXU Corp.	1,059,220	23,779,489
		214,960,612
Gas Utilities - 0.1%
NiSource, Inc.	568,730	10,805,870
Multi-Utilities & Unregulated Power - 0.4%
SCANA Corp.	911,600	31,249,648
TOTAL UTILITIES		257,016,130
TOTAL COMMON STOCKS (Cost $7,597,732,395)		8,388,021,202
Preferred Stocks - 1.4%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	$ 9,175,572
Series C, 6.25%	253,100	6,243,977
		15,419,549
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,612,640
TOTAL CONSUMER DISCRETIONARY		23,032,189
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,132,562
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.5%	461,500	19,983,873
Insurance - 0.2%
Hartford Financial Services Group, Inc. 6%	54,300	2,843,691
The Chubb Corp.:
7%	167,700	4,342,424
Series B, 7%	120,100	3,086,570
Travelers Property Casualty Corp. 4.50%	240,200	5,807,796
		16,080,481
TOTAL FINANCIALS		41,196,916
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7%	156,900	7,688,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. 8.25%	177,700	10,028,944
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 7%	441,100	14,165,485
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	475,600	10,486,980
Office Electronics - 0.0%
Xerox Corp. 6.25%	25,300	2,657,689
TOTAL INFORMATION TECHNOLOGY		27,310,154
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cinergy Corp. 9.5% PRIDES	105,900	$ 6,273,516
TXU Corp. 8.75%	226,400	7,386,300
		13,659,816
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. 9%	133,400	4,002,000
TOTAL UTILITIES		17,661,816
TOTAL CONVERTIBLE PREFERRED STOCKS		126,918,119
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	1,110	114,053
Series M, 11.125%	400	40,900
		154,953
TOTAL PREFERRED STOCKS (Cost $157,279,838)		127,073,072
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 15,369,000	6,627,881
Media - 0.4%
Cox Communications, Inc. 0.4259% 4/19/20	26,600,000	13,333,250
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	8,550,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	12,638,525
		34,521,775
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (d)	2,670,000	2,588,245
TOTAL CONSUMER DISCRETIONARY		43,737,901
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,612,257
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,019,600
TOTAL FINANCIALS		7,631,857

	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Corning, Inc. 3.5% 11/1/08	$ 13,700,000	$ 14,805,316
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	5,350,000	5,376,750
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	6,670,000	6,537,667
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	322,400
		6,860,067
TOTAL INFORMATION TECHNOLOGY		27,042,133
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (d)	4,220,000	7,543,250
TOTAL CONVERTIBLE BONDS		85,955,141
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
ArvinMeritor, Inc. 8.75% 3/1/12	35,000	38,850
Dana Corp.:
6.25% 3/1/04	80,000	80,400
6.5% 3/1/09	45,000	43,650
9% 8/15/11	125,000	134,375
Navistar International Corp. 8% 2/1/08	55,000	54,725
Stoneridge, Inc. 11.5% 5/1/12	25,000	28,000
United Components, Inc. 9.375% 6/15/13 (d)	40,000	41,200
		421,200
Hotels, Restaurants & Leisure - 0.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	325,000	297,375
10.5% 7/15/11 (d)	220,000	221,100
Domino's, Inc. 8.25% 7/1/11 (d)	70,000	71,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	35,000	37,625
Friendly Ice Cream Corp. 10.5% 12/1/07	135,000	138,038
Mohegan Tribal Gaming Authority 8.375% 7/1/11	30,000	32,250
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (d)(e)	40,000	34,600
MTR Gaming Group, Inc. 9.75% 4/1/10 (d)	60,000	62,100
Premier Parks, Inc. 9.75% 6/15/07	65,000	64,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	$ 95,000	$ 102,363
Town Sports International, Inc. 9.625% 4/15/11 (d)	70,000	73,325
Tricon Global Restaurants, Inc. 7.65% 5/15/08	65,000	73,450
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	50,000	52,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	670,000	664,975
		1,925,801
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	30,000	33,150
D.R. Horton, Inc.:
8% 2/1/09	310,000	342,550
8.5% 4/15/12	30,000	33,600
Juno Lighting, Inc. 11.875% 7/1/09	135,000	145,800
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	40,000	43,200
Lyon William Homes, Inc. 10.75% 4/1/13	165,000	174,900
Ryland Group, Inc.:
8.25% 4/1/08	65,000	67,600
9.125% 6/15/11	95,000	107,825
Standard Pacific Corp. 7.75% 3/15/13	280,000	296,800
		1,245,425
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	45,000	49,950
Media - 0.1%
AMC Entertainment, Inc.:
9.5% 3/15/09	60,000	61,500
9.875% 2/1/12	60,000	64,200
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (d)	30,000	30,825
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	160,000	154,400
Corus Entertainment, Inc. 8.75% 3/1/12	790,000	847,275
CSC Holdings, Inc.:
7.875% 2/15/18	125,000	129,375
9.875% 2/15/13	100,000	103,000
Diamond Holdings PLC yankee 9.125% 2/1/08	80,000	74,000
EchoStar DBS Corp. 10.375% 10/1/07	900,000	996,750
Lamar Media Corp. 7.25% 1/1/13 (d)	110,000	116,050
LBI Media, Inc. 10.125% 7/15/12	925,000	1,017,500
LodgeNet Entertainment Corp. 9.5% 6/15/13	30,000	30,750

	Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	$ 720,000	$ 806,400
PEI Holdings, Inc. 11% 3/15/10 (d)	70,000	77,350
PRIMEDIA, Inc.:
7.625% 4/1/08	25,000	25,375
8.875% 5/15/11	25,000	26,500
Rogers Cablesystems Ltd. yankee 11% 12/1/15	15,000	16,950
Rogers Communications, Inc. yankee 8.875% 7/15/07	65,000	66,950
Shaw Communications, Inc. yankee 7.2% 12/15/11	35,000	37,713
XM Satellite Radio, Inc. 12% 6/15/10 (d)	95,000	94,288
		4,777,151
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (d)	200,000	180,000
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 9% 6/15/12	80,000	78,400
Gap, Inc. 10.55% 12/15/08	20,000	24,200
Toys 'R' US, Inc. 7.875% 4/15/13	110,000	117,700
United Auto Group, Inc. 9.625% 3/15/12	295,000	315,650
		535,950
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (d)	205,000	184,500
Levi Strauss & Co.:
7% 11/1/06	45,000	36,000
11.625% 1/15/08	25,000	21,375
12.25% 12/15/12	40,000	33,200
		275,075
TOTAL CONSUMER DISCRETIONARY		9,410,552
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	315,000	331,538
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
6% 12/15/05 (d)	115,000	108,100
6.875% 8/15/13	90,000	77,850
7.625% 4/15/05	25,000	24,875
8.125% 5/1/10 (d)	110,000	114,400
9.5% 2/15/11 (d)	110,000	118,250
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	340,000	317,900
9.125% 12/15/11	115,000	107,525
		868,900
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	605,000	677,600
Del Monte Corp. 9.25% 5/15/11	45,000	49,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 205,000	$ 194,750
Dole Food Co., Inc. 7.25% 6/15/10 (d)	100,000	100,750
		1,022,150
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	35,000	35,525
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (d)	60,000	62,400
TOTAL CONSUMER STAPLES		2,320,513
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09	40,000	44,700
Universal Compression, Inc. 7.25% 5/15/10 (d)	320,000	334,400
		379,100
Oil & Gas - 0.0%
Chesapeake Energy Corp. 7.5% 9/15/13 (d)	110,000	117,150
General Maritime Corp. 10% 3/15/13 (d)	210,000	229,950
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	50,000	58,000
Houston Exploration Co. 7% 6/15/13 (d)	50,000	51,625
NGC Corp. 6.75% 12/15/05	80,000	75,600
Nuevo Energy Co.:
9.375% 10/1/10	30,000	32,325
9.5% 6/1/08	31,000	32,473
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (d)	205,000	213,200
Plains Exploration & Production Co. LP 8.75% 7/1/12 (d)	80,000	85,600
Tesoro Petroleum Corp. 8% 4/15/08 (d)	40,000	41,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	40,000	37,400
6.5% 6/1/08	30,000	26,850
6.95% 6/1/28	65,000	51,675
7.5% 8/15/06	120,000	115,800
7.75% 6/15/10	65,000	60,613
7.75% 10/15/35	40,000	33,600
		1,271,611
TOTAL ENERGY		1,650,711
FINANCIALS - 0.1%
Consumer Finance - 0.0%
AmeriCredit Corp. 9.875% 4/15/06	45,000	42,750

	Principal Amount	Value (Note 1)
Capital One Financial Corp.:
7.25% 12/1/03	$ 40,000	$ 40,800
8.75% 2/1/07	80,000	88,800
		172,350
Diversified Financial Services - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	100,000	93,000
6.875% 5/1/29	75,000	63,375
8.25% 7/15/10	260,000	262,600
Arch Western Finance LLC 6.75% 7/1/13 (d)	215,000	219,300
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	650,000	702,000
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	39,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	11,889	9,036
6.9% 1/2/17	23,773	18,068
7.73% 9/15/12	24,669	18,502
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	35,000	29,400
7.779% 1/2/12	751,351	601,080
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	45,000	48,150
FIMEP SA 10.5% 2/15/13 (d)	120,000	134,400
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (d)	235,000	232,650
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (d)	160,000	156,000
Huntsman Advanced Materials LLC 11% 7/15/10 (d)	60,000	62,400
IOS Capital LLC 7.25% 6/30/08	110,000	108,350
Leucadia National Corp. 7% 8/15/13 (d)	130,000	130,325
Moore North America Finance, Inc. 7.875% 1/15/11 (d)	90,000	94,050
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (d)	30,000	30,900
Northern Telecom Capital Corp. 7.875% 6/15/26	75,000	68,250
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	37,818	29,498
7.67% 1/2/15	39,608	32,875
7.691% 4/1/17	126,559	99,981
Qwest Capital Funding, Inc.:
5.875% 8/3/04	220,000	212,300
7% 8/3/09	100,000	82,000
7.25% 2/15/11	115,000	93,150
7.625% 8/3/21	70,000	55,300
7.75% 8/15/06	310,000	288,300
7.75% 2/15/31	120,000	93,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (d)	$ 130,000	$ 141,375
11% 2/15/13 (d)	30,000	32,850
U.S. West Capital Funding, Inc. 6.375% 7/15/08	85,000	69,275
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (d)	190,000	209,000
Western Financial Bank 9.625% 5/15/12	40,000	43,200
		4,612,640
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (d)	130,000	131,950
Real Estate - 0.0%
CBRE Escrow, Inc. 9.75% 5/15/10 (d)	265,000	280,900
LNR Property Corp.:
7.625% 7/15/13 (d)	90,000	90,900
9.375% 3/15/08	10,000	10,400
10.5% 1/15/09	40,000	42,400
Senior Housing Properties Trust 7.875% 4/15/15	60,000	61,200
		485,800
TOTAL FINANCIALS		5,402,740
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13 (d)	100,000	107,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	620,000	708,350
Psychiatric Solutions, Inc. 10.625% 6/15/13 (d)	40,000	41,100
Rotech Healthcare, Inc. 9.5% 4/1/12	120,000	123,000
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,375
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	215,000	207,475
		1,265,550
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	515,000	566,500
TOTAL HEALTH CARE		1,832,050
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Aviall, Inc. 7.625% 7/1/11 (d)	110,000	110,550
Esterline Technologies Corp. 7.75% 6/15/13 (d)	30,000	31,050
		141,600
Airlines - 0.0%
Delta Air Lines, Inc. 7.9% 12/15/09	25,000	19,750

	Principal Amount	Value (Note 1)
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 19,250
9.875% 3/15/07	45,000	35,550
		74,550
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (d)	80,000	80,600
Jacuzzi Brands, Inc. 9.625% 7/1/10 (d)(e)	40,000	40,000
Nortek, Inc.:
9.125% 9/1/07	20,000	20,600
9.25% 3/15/07	30,000	30,825
		172,025
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.875% 4/15/13	140,000	146,475
9.25% 9/1/12 (d)	115,000	127,075
10% 8/1/09	15,000	16,013
American Color Graphics, Inc. 10% 6/15/10 (d)(e)	130,000	130,650
Mobile Mini, Inc. 9.5% 7/1/13 (d)	120,000	124,200
National Waterworks, Inc. 10.5% 12/1/12	60,000	66,600
		611,013
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (d)	140,000	140,700
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee:
5.8% 8/1/06	5,000	5,163
6.375% 2/15/06	120,000	125,100
7% 6/15/28	85,000	85,850
		216,113
Machinery - 0.0%
Cummins, Inc.:
5.65% 3/1/98	110,000	74,800
9.5% 12/1/10 (d)	75,000	84,375
Dresser, Inc. 9.375% 4/15/11	125,000	128,750
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (d)	110,000	112,200
Terex Corp. 8.875% 4/1/08	60,000	62,400
TriMas Corp. 9.875% 6/15/12 (d)	90,000	91,800
		737,925
TOTAL INDUSTRIALS		2,093,926
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. 6.125% 2/15/06	130,000	125,450
Northern Telecom Ltd. yankee 6.875% 9/1/23	70,000	59,500
Qwest Services Corp.:
13% 12/15/07 (d)	75,000	82,500
13.5% 12/15/10 (d)	130,000	146,900
14% 12/15/14 (d)	472,000	549,880
		964,230
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 25,000	$ 27,000
Electronic Equipment & Instruments - 0.0%
Avnet, Inc. 9.75% 2/15/08	110,000	124,300
Ingram Micro, Inc. 9.875% 8/15/08	40,000	43,600
PerkinElmer, Inc. 8.875% 1/15/13	140,000	152,950
Solectron Corp. 7.375% 3/1/06	255,000	253,725
		574,575
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (d)	60,000	60,000
Iron Mountain, Inc. 6.625% 1/1/16	220,000	216,700
Titan Corp. 8% 5/15/11 (d)	110,000	116,050
		392,750
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	120,000	120,300
7.15% 8/1/04	15,000	15,338
7.2% 4/1/16	200,000	190,000
7.625% 6/15/13	120,000	120,300
		445,938
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (d)	40,000	45,200
Amkor Technology, Inc. 7.75% 5/15/13 (d)	80,000	75,600
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	125,000	105,625
		226,425
TOTAL INFORMATION TECHNOLOGY		2,630,918
MATERIALS - 0.1%
Chemicals - 0.0%
Geon Co. 6.875% 12/15/05	25,000	23,250
HMP Equity Holdings Corp. 0% 5/15/08 unit (d)	190,000	95,000
Huntsman International LLC 9.875% 3/1/09 (d)	105,000	108,675
Methanex Corp. yankee 7.75% 8/15/05	290,000	305,950
Millennium America, Inc.:
9.25% 6/15/08	75,000	81,000
9.25% 6/15/08 (d)	40,000	43,200
OMNOVA Solutions, Inc. 11.25% 6/1/10 (d)	100,000	109,000
PolyOne Corp. 8.875% 5/1/12	105,000	93,450

	Principal Amount	Value (Note 1)
Resolution Performance Products LLC:
9.5% 4/15/10	$ 100,000	$ 104,500
13.5% 11/15/10	30,000	30,000
		994,025
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (d)	240,000	252,000
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 11% 2/15/13 (d)	120,000	129,600
BWAY Corp. 10% 10/15/10 (d)	40,000	40,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (d)	230,000	234,025
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (d)	70,000	73,675
8.25% 5/15/13 (d)	130,000	136,500
8.75% 11/15/12	65,000	70,525
8.875% 2/15/09	550,000	595,375
Owens-Illinois, Inc.:
7.15% 5/15/05	360,000	366,300
7.35% 5/15/08	175,000	172,375
7.5% 5/15/10	35,000	34,300
7.8% 5/15/18	235,000	220,900
		2,074,375
Metals & Mining - 0.0%
Peabody Energy Corp. 6.875% 3/15/13 (d)	150,000	156,750
Phelps Dodge Corp. 8.75% 6/1/11	730,000	851,764
Salt Holdings Corp., Inc.:
0% 12/15/12 (c)(d)	140,000	94,850
0% 6/1/13 (c)(d)	220,000	123,200
Steel Dynamics, Inc. 9.5% 3/15/09	55,000	57,750
		1,284,314
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7.375% 12/1/25	25,000	22,000
7.5% 5/15/06	285,000	292,125
8.125% 5/15/11	130,000	133,575
8.875% 5/15/31	10,000	9,800
Norske Skog Canada Ltd. 8.625% 6/15/11 (d)	150,000	156,563
		614,063
TOTAL MATERIALS		5,218,777
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Qwest Corp. 8.875% 3/15/12 (d)	430,000	480,525
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	150,000	153,000
9.375% 6/1/08	20,000	20,900
Triton PCS, Inc.:
8.75% 11/15/11	120,000	119,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.: - continued
9.375% 2/1/11	$ 175,000	$ 178,500
U.S. West Communications 6.875% 9/15/33	60,000	54,900
		1,007,225
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09	170,000	170,000
Crown Castle International Corp.:
9.375% 8/1/11	90,000	93,375
9.5% 8/1/11	295,000	303,850
10.75% 8/1/11	85,000	91,375
Nextel Communications, Inc.:
9.375% 11/15/09	170,000	182,325
9.5% 2/1/11	40,000	44,400
9.75% 10/31/07	625,000	650,000
9.95% 2/15/08	180,000	189,000
Nextel Partners, Inc. 8.125% 7/1/11 (d)	125,000	124,375
Rogers Wireless, Inc. 9.625% 5/1/11	60,000	67,800
SBA Communications Corp. 10.25% 2/1/09	50,000	45,000
		1,961,500
TOTAL TELECOMMUNICATION SERVICES		2,968,725
UTILITIES - 0.1%
Electric Utilities - 0.0%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (d)	114,496	117,931
Series B, 10.25% 11/15/07 (d)(f)	10,500	10,080
7.8% 3/15/11	250,000	207,500
8.75% 4/15/12 (d)	280,000	239,400
CMS Energy Corp. 8.5% 4/15/11	890,000	921,150
Edison International 6.875% 9/15/04	55,000	55,550
Illinois Power Co. 11.5% 12/15/10 (d)	210,000	239,400
Midland Funding Corp. II 11.75% 7/23/05	55,000	59,125
Nevada Power Co. 10.875% 10/15/09	115,000	129,375
Pacific Gas & Electric Co. 6.25% 3/1/04	375,000	375,000
PG&E Corp. 6.875% 7/15/08 (d)	90,000	93,375
Southern California Edison Co.:
7.25% 3/1/26	115,000	116,438
8% 2/15/07 (d)	80,000	88,000
TECO Energy, Inc. 10.5% 12/1/07	160,000	184,000
		2,836,324

	Principal Amount	Value (Note 1)
Gas Utilities - 0.0%
ANR Pipeline, Inc. 9.625% 11/1/21	$ 135,000	$ 159,300
Dynegy Holdings, Inc.:
7.45% 7/15/06	75,000	71,250
8.125% 3/15/05	65,000	63,050
El Paso Energy Corp.:
6.75% 5/15/09	65,000	59,475
6.95% 12/15/07	175,000	163,625
7.375% 12/15/12	10,000	8,950
7.75% 1/15/32	60,000	50,550
7.8% 8/1/31	50,000	41,250
8.05% 10/15/30	380,000	328,700
SEMCO Energy, Inc.:
7.125% 5/15/08 (d)	30,000	31,200
7.75% 5/15/13 (d)	30,000	31,800
Sonat, Inc.:
6.625% 2/1/08	130,000	116,350
6.75% 10/1/07	70,000	63,263
6.875% 6/1/05	470,000	455,900
Southern Natural Gas Co. 8.875% 3/15/10 (d)	60,000	65,700
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	35,000	35,000
8.875% 7/15/12	20,000	22,550
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	15,000	14,700
		1,782,613
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.375% 8/15/07	75,000	70,125
8.5% 11/1/07	55,000	51,425
8.75% 6/15/08	40,000	39,400
8.75% 5/15/13 (d)	285,000	296,400
8.875% 2/15/11	81,000	78,975
9% 5/15/15 (d)	150,000	156,375
9.375% 9/15/10	19,000	19,095
9.5% 6/1/09	161,000	161,805
10% 12/12/05 (d)	50,000	51,250
10.25% 7/15/06	60,000	59,100
El Paso Corp.:
7% 5/15/11	140,000	127,400
7.875% 6/15/12 (d)	45,000	41,681
El Paso Production Holding Co. 7.75% 6/1/13 (d)	320,000	320,400
Reliant Resources, Inc.:
9.25% 7/15/10 (d)	100,000	100,500
9.5% 7/15/13 (d)	90,000	90,675
Western Resources, Inc. 9.75% 5/1/07	155,000	173,600
Williams Companies, Inc.:
6.5% 8/1/06	100,000	98,000
6.75% 1/15/06	125,000	122,188
7.125% 9/1/11	775,000	755,625
7.625% 7/15/19	175,000	169,750
7.75% 6/15/31	40,000	38,800
7.875% 9/1/21	140,000	137,550
8.125% 3/15/12	85,000	87,125
8.625% 6/1/10	150,000	156,938
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32	$ 40,000	$ 41,600
9.25% 3/15/04	100,000	102,500
		3,548,282
TOTAL UTILITIES		8,167,219
TOTAL NONCONVERTIBLE BONDS		41,696,131
TOTAL CORPORATE BONDS (Cost $121,886,913)		127,651,272
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	60,326,080	60,326,080
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	32,303,550	32,303,550
TOTAL MONEY MARKET FUNDS (Cost $92,629,630)		92,629,630
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,969,528,776)	8,735,375,176
NET OTHER ASSETS - (0.3)%	(25,414,714)
NET ASSETS - 100%	$ 8,709,960,462
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,325,700 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,029,757,674 and $1,202,846,718, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $60,895 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $15,806,636. The weighted average interest rate was 1.39%. Interest expense includes $20,071 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $3,050,125. The weighted average interest rate was 1.68%. Interest expense includes $1,137 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $127,840,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,978,451) (cost $7,969,528,776) - See accompanying schedule		$ 8,735,375,176
Cash		276,744
Receivable for investments sold		17,100,070
Receivable for fund shares sold		4,762,996
Dividends receivable		12,443,826
Interest receivable		1,618,385
Redemption fees receivable		10
Other receivables		57,320
Total assets		8,771,634,527

Liabilities
Payable for investments purchased Regular delivery	$ 14,066,644
Delayed delivery	204,000
Payable for fund shares redeemed	10,926,627
Accrued management fee	3,552,359
Distribution fees payable	194,119
Other payables and accrued expenses	426,766
Collateral on securities loaned, at value	32,303,550
Total liabilities		61,674,065

Net Assets		$ 8,709,960,462
Net Assets consist of:
Paid in capital		$ 7,986,611,076
Undistributed net investment income		76,409,653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,909,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		765,849,505
Net Assets		$ 8,709,960,462
Initial Class: Net Asset Value, offering price and redemption price per share ($7,244,489,053 ÷ 367,912,682 shares)		$ 19.69
Service Class: Net Asset Value, offering price and redemption price per share ($880,794,139 ÷ 44,857,125 shares)		$ 19.64
Service Class 2: Net Asset Value, offering price and redemption price per share ($583,761,981 ÷ 29,900,210 shares)		$ 19.52
Service Class 2R: Net Asset Value, offering price and redemption price per share ($915,289 ÷ 46,982 shares)		$ 19.48

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends		$ 97,852,702
Interest		4,036,717
Security lending		124,537
Total income		102,013,956

Expenses
Management fee	$ 19,332,228
Transfer agent fees	2,742,609
Distribution fees	972,967
Accounting and security lending fees	399,253
Non-interested trustees' compensation	16,114
Depreciation in deferred trustee compensation account	(22,360)
Custodian fees and expenses	80,861
Audit	47,943
Legal	12,220
Interest	21,208
Miscellaneous	169,601
Total expenses before reductions	23,772,644
Expense reductions	(478,976)	23,293,668
Net investment income (loss)		78,720,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,944,528
Foreign currency transactions	29,074
Total net realized gain (loss)		16,973,602
Change in net unrealized appreciation (depreciation) on: Investment securities	728,855,641
Assets and liabilities in foreign currencies	(23,730)
Total change in net unrealized appreciation (depreciation)		728,831,911
Net gain (loss)		745,805,513
Net increase (decrease) in net assets resulting from operations		$ 824,525,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 78,720,288	$ 156,904,928
Net realized gain (loss)	16,973,602	(136,493,863)
Change in net unrealized appreciation (depreciation)	728,831,911	(1,811,259,080)
Net increase (decrease) in net assets resulting from operations	824,525,801	(1,790,848,015)
Distributions to shareholders from net investment income	(152,426,442)	(162,342,476)
Distributions to shareholders from net realized gain	-	(222,300,466)
Total distributions	(152,426,442)	(384,642,942)
Share transactions - net increase (decrease)	(33,697,536)	(71,251,438)
Redemption fees	906	259
Total increase (decrease) in net assets	638,402,729	(2,246,742,136)

Net Assets
Beginning of period	8,071,557,733	10,318,299,869
End of period (including undistributed net investment income of $76,409,653 and undistributed net investment income of $154,882,636, respectively)	$ 8,709,960,462	$ 8,071,557,733
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	16,976,465	6,193,408	9,178,141	54,310
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(36,646,287)	(4,812,738)	(2,154,576)	(34,576)
Net increase (decrease)	(11,800,554)	2,228,393	7,476,562	20,816

Dollars Sold	$ 312,325,235	$ 113,561,617	$ 165,872,414	$ 1,024,730
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(653,424,428)	(86,066,956)	(38,852,327)	(564,263)
Net increase (decrease)	$ (210,233,260)	$ 41,558,378	$ 134,499,064	$ 478,282

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	55,802,238	11,112,619	17,439,374	30,522
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(99,410,660)	(6,864,417)	(5,462,708)	(4,356)
Net increase (decrease)	(27,237,166)	5,753,060	12,414,453	26,166

Dollars Sold	$ 1,171,193,465	$ 231,985,655	$ 345,877,938	$ 576,334
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(1,967,582,454)	(132,366,206)	(105,497,795)	(81,297)
Net increase (decrease)	$ (452,428,890)	$ 131,161,281	$ 249,521,134	$ 495,037

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,218	$ 12,920,750	$ 3,744,508	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,099	$ 31,541,832	$ 9,141,011	$ -

A For the period April 24, 2002 (commencement of sales of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Income from Investment Operations
Net investment income (loss) E	.18	.34	.34	.40	.41	.38
Net realized and unrealized gain (loss)	1.70	(4.08)	(1.51)	1.46	1.10	2.31
Total from investment operations	1.88	(3.74)	(1.17)	1.86	1.51	2.69
Distributions from net investment income	(.35)	(.36)	(.42)	(.44)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.35)	(.85)	(1.60)	(2.05)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.69	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42
Total Return B,C,D	10.71%	(16.95)%	(4.96)%	8.42%	6.33%	11.63%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56% A	.56%	.57%	.55%	.56%	.57%
Net investment income (loss)	1.99% A	1.70%	1.47%	1.68%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,244,489	$ 6,895,940	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912
Portfolio turnover rate	26% A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Income from Investment Operations
Net investment income (loss)E	.17	.32	.31	.37	.38	.36
Net realized and unrealized gain (loss)	1.70	(4.06)	(1.51)	1.46	1.11	2.31
Total from investment operations	1.87	(3.74)	(1.20)	1.83	1.49	2.67
Distributions from net investment income	(.33)	(.34)	(.40)	(.43)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.33)	(.83)	(1.58)	(2.04)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.64	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39
Total ReturnB,C,D	10.67%	(17.00)%	(5.09)%	8.30%	6.25%	11.54%
Ratios to Average Net AssetsF
Expenses before expense reductions	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of voluntary waivers, if any	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of all reductions	.66%A	.66%	.67%	.65%	.66%	.67%
Net investment income (loss)	1.89%A	1.60%	1.37%	1.58%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,794	$ 771,516	$ 836,017	$ 634,897	$ 437,332	$ 225,145
Portfolio turnover rate	26%A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.16	.28	.27	.32
Net realized and unrealized gain (loss)	1.68	(4.04)	(1.50)	1.95
Total from investment operations	1.84	(3.76)	(1.23)	2.27
Distributions from net investment income	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)
Total distributions	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E,G	- E,G	-	-
Net asset value, end of period	$ 19.52	$ 18.00	$ 22.59	$ 25.41
Total Return B,C,D	10.55%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.82%A	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.82%A	.83%	.84%	.83% A
Expenses net of all reductions	.81%A	.82%	.83%	.82% A
Net investment income (loss)	1.74%A	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 583,762	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	26%A	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

H For the period January 12, 2000 (commencement of sales of shares) to December 31, 2000.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.15	.18
Net realized and unrealized gain (loss)	1.69	(4.01)
Total from investment operations	1.84	(3.83)
Distributions from net investment income	(.35)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 19.48	$ 17.99
Total Return B,C,D	10.58%	(17.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.82% A	.85% A
Expenses net of voluntary waivers, if any	.82% A	.85% A
Expenses net of all reductions	.81% A	.84% A
Net investment income (loss)	1.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 915	$ 471
Portfolio turnover rate	26% A	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Pfizer, Inc.	4.2
Microsoft Corp.	3.8
Johnson & Johnson	3.1
Merck & Co., Inc.	2.6
Wal-Mart Stores, Inc.	2.5
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	33.2
Health Care	22.4
Consumer Discretionary	12.9
Financials	12.0
Consumer Staples	5.8
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	99.5%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	7.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (a)	991,850	$ 35,726,437
Darden Restaurants, Inc.	462,900	8,785,842
		44,512,279
Household Durables - 0.8%
Centex Corp.	91,600	7,125,564
KB Home	106,100	6,576,078
Leggett & Platt, Inc.	856,400	17,556,200
Maytag Corp.	241,970	5,908,907
Pulte Homes, Inc.	98,000	6,042,680
Whirlpool Corp.	487,400	31,047,380
		74,256,809
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	296,600	30,899,788
Leisure Equipment & Products - 0.4%
Mattel, Inc.	1,760,600	33,310,552
Media - 6.7%
AOL Time Warner, Inc. (a)	7,776,900	125,130,321
Comcast Corp.:
Class A (a)	643,124	19,409,482
Class A (special) (a)	1,843,900	53,159,637
Cox Communications, Inc. Class A (a)	1,319,700	42,098,430
E.W. Scripps Co. Class A	495,500	43,960,760
Fox Entertainment Group, Inc. Class A (a)	1,772,500	51,012,550
General Motors Corp. Class H (a)	3,571,700	45,753,477
Interpublic Group of Companies, Inc.	1,705,600	22,820,928
Lamar Advertising Co. Class A (a)	848,700	29,882,727
Pixar (a)	450,000	27,378,000
Scholastic Corp. (a)	308,015	9,172,687
Tribune Co.	544,500	26,299,350
Univision Communications, Inc. Class A (a)	1,220,600	37,106,240
Viacom, Inc. Class B (non-vtg.) (a)	1,081,430	47,215,234
Walt Disney Co.	1,344,200	26,547,950
		606,947,773
Multiline Retail - 0.3%
Saks, Inc. (a)	2,452,800	23,792,160
Specialty Retail - 3.9%
AutoZone, Inc. (a)	103,200	7,840,104
Best Buy Co., Inc. (a)	1,529,000	67,153,680
Borders Group, Inc. (a)	556,400	9,798,204
Gap, Inc.	1,299,500	24,378,620
Home Depot, Inc.	3,996,400	132,360,768
Limited Brands, Inc.	1,965,700	30,468,350
Lowe's Companies, Inc.	1,333,430	57,270,819
Weight Watchers International, Inc. (a)	472,700	21,503,123
		350,773,668
TOTAL CONSUMER DISCRETIONARY		1,164,493,029

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
PepsiCo, Inc.	945,500	$ 42,074,750
The Coca-Cola Co.	1,858,300	86,243,703
		128,318,453
Food & Staples Retailing - 3.1%
Sysco Corp.	1,600,100	48,067,004
Wal-Mart Stores, Inc.	4,238,800	227,496,396
		275,563,400
Household Products - 0.8%
Procter & Gamble Co.	784,860	69,993,815
Personal Products - 0.5%
Gillette Co.	1,370,100	43,651,386
TOTAL CONSUMER STAPLES		517,527,054
ENERGY - 5.4%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	1,181,770	39,672,019
BJ Services Co. (a)	1,200,360	44,845,450
Cooper Cameron Corp. (a)	720,600	36,303,828
ENSCO International, Inc.	784,700	21,108,430
Global Industries Ltd. (a)	2,926,465	14,105,561
Grant Prideco, Inc. (a)	504,400	5,926,700
Nabors Industries Ltd. (a)	594,610	23,516,826
National-Oilwell, Inc. (a)	1,114,600	24,521,200
Noble Corp. (a)	908,400	31,158,120
Schlumberger Ltd. (NY Shares)	807,300	38,403,261
Smith International, Inc. (a)	887,300	32,599,402
Tidewater, Inc.	765,200	22,473,924
Transocean, Inc.	404,400	8,884,668
Varco International, Inc. (a)	1,266,100	24,815,560
Weatherford International Ltd. (a)	1,042,440	43,678,236
		412,013,185
Oil & Gas - 0.8%
Apache Corp.	445,410	28,978,375
Burlington Resources, Inc.	272,800	14,750,296
YUKOS Corp. sponsored ADR	458,625	25,522,481
		69,251,152
TOTAL ENERGY		481,264,337
FINANCIALS - 12.0%
Capital Markets - 2.3%
Bank of New York Co., Inc.	957,300	27,522,375
Charles Schwab Corp.	4,444,750	44,847,528
Goldman Sachs Group, Inc.	508,000	42,545,000
Merrill Lynch & Co., Inc.	964,600	45,027,528
Morgan Stanley	853,300	36,478,575
Nomura Holdings, Inc.	983,000	12,516,434
		208,937,440
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 2.3%
Bank of America Corp.	622,500	$ 49,196,175
Bank One Corp.	2,207,690	82,081,914
Fifth Third Bancorp	1,026,300	58,848,042
UCBH Holdings, Inc.	673,700	19,321,716
		209,447,847
Consumer Finance - 1.9%
American Express Co.	1,210,900	50,627,729
MBNA Corp.	3,775,730	78,686,213
SLM Corp.	1,086,300	42,550,371
		171,864,313
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,634,710	69,965,588
Insurance - 3.4%
ACE Ltd.	1,202,200	41,223,438
AFLAC, Inc.	1,573,720	48,391,890
American International Group, Inc.	3,373,366	186,142,336
Travelers Property Casualty Corp.:
Class A	145,447	2,312,607
Class B	1,867,830	29,455,679
		307,525,950
Real Estate - 0.0%
Corrections Corp. of America (a)	7,453	188,784
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	1,654,600	111,586,224
TOTAL FINANCIALS		1,079,516,146
HEALTH CARE - 22.4%
Biotechnology - 3.5%
Amgen, Inc. (a)	2,114,200	140,467,448
Biogen, Inc. (a)	16,600	630,800
Cephalon, Inc. (a)	567,700	23,366,532
CSL Ltd.	917,900	7,388,106
Genentech, Inc. (a)	626,400	45,175,968
Geneprot, Inc. (d)	826,000	2,891,000
Genzyme Corp. - General Division (a)	501,500	20,962,700
IDEC Pharmaceuticals Corp. (a)	725,900	24,680,600
ImClone Systems, Inc. (a)	653,447	20,661,994
MedImmune, Inc. (a)	602,600	21,916,562
Tanox, Inc. (a)	523,600	8,403,780
		316,545,490
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	1,302,700	59,533,390
Boston Scientific Corp. (a)	1,117,700	68,291,470
Medtronic, Inc.	1,929,700	92,567,709
Orthologic Corp. (a)	3,336	15,312
St. Jude Medical, Inc. (a)	1,019,400	58,615,500
		279,023,381

	Shares	Value (Note 1)
Health Care Providers & Services - 0.6%
McKesson Corp.	1,209,600	$ 43,231,104
WebMD Corp. (a)	884,060	9,574,370
		52,805,474
Pharmaceuticals - 15.2%
Abbott Laboratories	2,938,100	128,571,256
Barr Laboratories, Inc. (a)	779,550	51,060,525
Eli Lilly & Co.	645,770	44,538,757
Johnson & Johnson	5,467,620	282,675,954
Merck & Co., Inc.	3,810,860	230,747,573
Pfizer, Inc.	11,090,325	378,734,594
Schering-Plough Corp.	3,851,900	71,645,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	708,577	40,339,289
Wyeth	3,049,000	138,881,950
		1,367,195,238
TOTAL HEALTH CARE		2,015,569,583
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Goodrich Corp.	1,061,300	22,287,300
Lockheed Martin Corp.	786,220	37,400,485
Northrop Grumman Corp.	465,200	40,142,108
		99,829,893
Airlines - 0.6%
Delta Air Lines, Inc.	2,001,800	29,386,424
Northwest Airlines Corp. (a)	2,108,986	23,810,452
		53,196,876
Commercial Services & Supplies - 1.1%
ChoicePoint, Inc. (a)	242,300	8,364,196
Corinthian Colleges, Inc. (a)	462,600	22,468,482
Monster Worldwide, Inc.	1,282,889	25,311,400
Robert Half International, Inc. (a)	2,212,700	41,908,538
		98,052,616
Industrial Conglomerates - 2.4%
3M Co.	201,100	25,937,878
General Electric Co.	3,635,440	104,264,419
Tyco International Ltd.	4,780,300	90,730,094
		220,932,391
Machinery - 0.1%
Joy Global, Inc. (a)	385,600	5,695,312
TOTAL INDUSTRIALS		477,707,088
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 4.6%
3Com Corp. (a)	2,736,300	12,805,884
Advanced Fibre Communications, Inc. (a)	991,100	16,125,197
Cisco Systems, Inc. (a)	5,544,920	92,544,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Emulex Corp. (a)	149,500	$ 3,404,115
Foundry Networks, Inc. (a)	1,539,100	22,163,040
Harris Corp.	1,192,900	35,846,645
Juniper Networks, Inc. (a)	2,984,900	36,923,213
Motorola, Inc.	5,924,050	55,863,792
Nortel Networks Corp. (a)	17,706,000	47,806,200
QUALCOMM, Inc.	668,800	23,909,600
Scientific-Atlanta, Inc.	958,300	22,845,872
Telefonaktiebolaget LM Ericsson ADR (a)	4,073,400	43,300,242
		413,538,515
Computers & Peripherals - 4.0%
Apple Computer, Inc. (a)	1,614,100	30,861,592
ATI Technologies, Inc. (a)	1,222,400	12,153,257
Dell Computer Corp. (a)	5,549,500	177,362,020
EMC Corp. (a)	919,300	9,625,071
International Business Machines Corp.	316,570	26,117,025
Lexmark International, Inc. Class A (a)	702,400	49,708,848
Network Appliance, Inc. (a)	1,440,300	23,347,263
Sun Microsystems, Inc. (a)	6,957,500	32,004,500
		361,179,576
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	3,235,860	63,261,063
Amphenol Corp. Class A (a)	511,691	23,957,373
Celestica, Inc. (sub. vtg.) (a)	1,222,530	19,157,022
Flextronics International Ltd. (a)	856,400	8,897,996
National Instruments Corp. (a)	472,451	17,849,199
Sanmina-SCI Corp. (a)	4,656,200	29,380,622
Waters Corp. (a)	832,300	24,244,899
		186,748,174
Internet Software & Services - 1.1%
EarthLink, Inc. (a)	1,541,175	12,159,871
Overture Services, Inc. (a)	1,500,637	27,206,549
Yahoo!, Inc. (a)	1,922,788	62,990,535
		102,356,955
IT Services - 1.8%
Concord EFS, Inc. (a)	589,900	8,683,328
First Data Corp.	2,202,400	91,267,456
Paychex, Inc.	2,171,900	63,658,389
		163,609,173
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices, Inc. (a)	3,202,400	20,527,384
Agere Systems, Inc.:
Class A (a)	10,101,845	23,537,299
Class B (a)	11,223,709	25,814,531
Altera Corp. (a)	1,352,100	22,174,440
Analog Devices, Inc. (a)	1,550,700	53,995,374
Applied Materials, Inc. (a)	4,140,600	65,669,916
ASML Holding NV (NY Shares) (a)	7,007,587	66,992,532

	Shares	Value (Note 1)
Atmel Corp. (a)	7,940,400	$ 20,089,212
Broadcom Corp. Class A (a)	2,142,700	53,374,657
Cabot Microelectronics Corp. (a)	183,200	9,246,104
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,653,600	8,516,040
Cypress Semiconductor Corp. (a)	1,827,700	21,932,400
Integrated Circuit Systems, Inc. (a)	410,800	12,911,444
Integrated Device Technology, Inc. (a)	2,430,100	26,852,605
Intel Corp.	7,907,700	164,353,637
Intersil Corp. Class A (a)	1,431,301	38,086,920
KLA-Tencor Corp. (a)	953,920	44,347,741
Lam Research Corp. (a)	2,537,800	46,213,338
LSI Logic Corp. (a)	2,769,000	19,604,520
Marvell Technology Group Ltd. (a)	1,155,400	39,711,098
Micron Technology, Inc. (a)	4,519,400	52,560,622
National Semiconductor Corp. (a)	582,200	11,480,984
NVIDIA Corp. (a)	1,970,283	45,336,212
QLogic Corp. (a)	524,437	25,346,040
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,423,232	54,666,179
Teradyne, Inc. (a)	2,072,400	35,873,244
Texas Instruments, Inc.	4,084,650	71,889,840
United Microelectronics Corp. sponsored ADR (a)	5,672,400	21,271,500
Xilinx, Inc. (a)	739,500	18,716,745
		1,121,092,558
Software - 7.1%
Adobe Systems, Inc.	1,295,600	41,549,892
Business Objects SA sponsored ADR (a)	396,100	8,694,395
Cadence Design Systems, Inc. (a)	1,955,800	23,586,948
Compuware Corp. (a)	3,338,056	19,260,583
Electronic Arts, Inc. (a)	913,884	67,618,277
Hyperion Solutions Corp. (a)	287,607	9,709,612
Microsoft Corp.	13,295,677	340,502,288
Nintendo Co. Ltd.	139,900	10,204,086
Synopsys, Inc. (a)	662,478	40,974,264
Take-Two Interactive Software, Inc. (a)	1,168,500	33,115,290
VERITAS Software Corp. (a)	1,482,331	42,498,430
		637,714,065
TOTAL INFORMATION TECHNOLOGY		2,986,239,016
MATERIALS - 1.8%
Chemicals - 0.7%
Dow Chemical Co.	846,900	26,220,024
Lyondell Chemical Co.	3,010,600	40,733,418
		66,953,442
Construction Materials - 0.3%
Florida Rock Industries, Inc.	582,600	24,049,728
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,034,200	14,240,934
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.6%
Arch Coal, Inc.	949,500	$ 21,819,510
CONSOL Energy, Inc.	384,500	8,743,530
Massey Energy Co.	1,174,400	15,443,360
Peabody Energy Corp.	264,200	8,874,478
		54,880,878
TOTAL MATERIALS		160,124,982
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	1,386,500	25,067,920
Vodafone Group PLC sponsored ADR	1,826,400	35,888,760
		60,956,680
TOTAL COMMON STOCKS (Cost $7,536,439,726)		8,943,397,915
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	88,646	88,646
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,528,257)		88,646
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,523,000	1,827,600
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,827,600
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	105,859,455	105,859,455
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	13,809,300	13,809,300
TOTAL MONEY MARKET FUNDS (Cost $119,668,755)		119,668,755
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,659,159,738)		9,064,982,916
NET OTHER ASSETS - (0.8)%		(73,873,673)
NET ASSETS - 100%		$ 8,991,109,243
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,827,600 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,452,653,342 and $2,679,967,996, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $413,077 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,979,646 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $22,562,583. The weighted average interest rate was 1.39%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $4,287,791,000 of which $2,090,079,000 and $2,197,712,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,280,873) (cost $7,659,159,738) - See accompanying schedule		$ 9,064,982,916
Foreign currency held at value (cost $160,261)		160,140
Receivable for investments sold		6,892,466
Receivable for fund shares sold		5,213,511
Dividends receivable		6,189,174
Interest receivable		56,806
Redemption fees receivable		10
Other receivables		1,148,940
Total assets		9,084,643,963

Liabilities
Payable for investments purchased	$ 53,159,380
Payable for fund shares redeemed	21,581,186
Accrued management fee	4,435,200
Distribution fees payable	173,693
Other payables and accrued expenses	375,961
Collateral on securities loaned, at value	13,809,300
Total liabilities		93,534,720

Net Assets		$ 8,991,109,243
Net Assets consist of:
Paid in capital		$ 12,320,315,028
Undistributed net investment income		12,944,578
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,747,970,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,820,404
Net Assets		$ 8,991,109,243

Initial Class: Net Asset Value, offering price and redemption price per share ($7,444,464,668 ÷ 280,856,552 shares)		$ 26.51

Service Class: Net Asset Value, offering price and redemption price per share ($1,184,483,129 ÷ 44,846,953 shares)		$ 26.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($361,651,753 ÷ 13,770,302 shares)		$ 26.26

Service Class 2R: Net Asset Value, offering price and redemption price per share ($509,693 ÷ 19,453 shares)		$ 26.20

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 39,738,324
Interest		714,237
Security lending		130,432
Total income		40,582,993

Expenses
Management fee	$ 24,297,641
Transfer agent fees	2,859,164
Distribution fees	889,189
Accounting and security lending fees	408,147
Non-interested trustees' compensation	15,819
Depreciation in deferred trustee compensation account	(36,778)
Custodian fees and expenses	65,677
Audit	46,742
Legal	14,849
Interest	10,486
Miscellaneous	161,416
Total expenses before reductions	28,732,352
Expense reductions	(1,413,315)	27,319,037
Net investment income (loss)		13,263,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(313,113,971)
Foreign currency transactions	(56,481)
Total net realized gain (loss)		(313,170,452)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,361,132,642
Assets and liabilities in foreign currencies	(619)
Total change in net unrealized appreciation (depreciation)		1,361,132,023
Net gain (loss)		1,047,961,571
Net increase (decrease) in net assets resulting from operations		$ 1,061,225,527
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,263,956	$ 24,471,733
Net realized gain (loss)	(313,170,452)	(2,263,336,460)
Change in net unrealized appreciation (depreciation)	1,361,132,023	(1,669,661,651)
Net increase (decrease) in net assets resulting from operations	1,061,225,527	(3,908,526,378)
Distributions to shareholders from net investment income	(23,104,405)	(25,839,894)
Share transactions - net increase (decrease)	(360,651,094)	(1,057,887,768)
Redemption fees	435	134
Total increase (decrease) in net assets	677,470,463	(4,992,253,906)
Net Assets
Beginning of period	8,313,638,780	13,305,892,686
End of period (including undistributed net investment income of $12,944,578 and undistributed net investment income of $22,669,639, respectively)	$ 8,991,109,243	$ 8,313,638,780
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	12,260,756	4,550,069	5,828,400	14,693
Reinvested	941,499	102,591	14,708	31
Redeemed	(31,718,625)	(5,161,367)	(2,350,846)	(4,340)
Net increase (decrease)	(18,516,370)	(508,707)	3,492,262	10,384
Dollars Sold	$ 297,648,018	$ 110,622,660	$ 140,187,600	$ 371,400
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(755,505,403)	(121,473,153)	(55,502,416)	(104,205)
Net increase (decrease)	$ (437,304,453)	$ (8,618,115)	$ 85,003,608	$ 267,866
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	27,701,250	7,846,255	8,720,137	9,679
Reinvested	745,326	62,377	7,951	-
Redeemed	(69,998,416)	(12,009,200)	(4,193,267)	(610)
Net increase (decrease)	(41,551,840)	(4,100,568)	4,534,821	9,069
Dollars Sold	$ 783,515,852	$ 225,005,883	$ 237,415,474	$ 256,038
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(1,899,343,201)	(321,589,917)	(108,973,421)	(14,370)
Net increase (decrease)	$ (1,092,207,982)	$ (94,613,551)	$ 128,692,097	$ 241,668
Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
From net realized gain	-	-	-	-
Total	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	.03	.07	.08
Net realized and unrealized gain (loss)	3.10	(10.17)	(7.27)	(5.27)	15.10	12.85
Total from investment operations	3.14	(10.10)	(7.20)	(5.24)	15.17	12.93
Distributions from net investment income	(.07)	(.07)	(.03)	(.06)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.07)	(.07)	(2.85)	(6.03)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.51	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87
Total Return B, C, D	13.46%	(30.10)%	(17.67)%	(10.96)%	37.44%	39.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of voluntary waivers, if any	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of all reductions	.63% A	.61%	.65%	.64%	.65%	.66%
Net investment income (loss)	.34% A	.25%	.19%	.07%	.14%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,444,465	$ 7,016,147	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Income from Investment Operations
Net investment income (loss) E	.03	.04	.03	(.02)	.02	.06
Net realized and unrealized gain (loss)	3.09	(10.14)	(7.24)	(5.25)	15.07	12.83
Total from investment operations	3.12	(10.10)	(7.21)	(5.27)	15.09	12.89
Distributions from net investment income	(.05)	(.04)	-	(.05)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.05)	(.04)	(2.82)	(6.02)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.41	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82
Total Return B, C, D	13.41%	(30.20)%	(17.74)%	(11.05)%	37.29%	39.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of voluntary waivers, if any	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.73% A	.71%	.75%	.74%	.75%	.75%
Net investment income (loss)	.24% A	.15%	.09%	(.04)%	.04%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,184,483	$ 1,058,738	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.01	- H	(.02)	(.09)
Net realized and unrealized gain (loss)	3.07	(10.09)	(7.22)	(3.86)
Total from investment operations	3.08	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	(2.82)	(5.97)
Total distributions	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 26.26	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	13.30%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.92% A	.93%	.93%	.91% A
Expenses net of all reductions	.89% A	.87%	.90%	.90% A
Net investment income (loss)	.08% A	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 361,652	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	60% A	90%	105%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	3.06	(7.84)
Total from investment operations	3.07	(7.85)
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 26.20	$ 23.20
Total Return B, C, D	13.30%	(25.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.96% A
Expenses net of voluntary waivers, if any	.93% A	.96% A
Expenses net of all reductions	.89% A	.90% A
Net investment income (loss)	.08% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 210
Portfolio turnover rate	60% A	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio and Growth Portfolio (the funds) are funds of Variable Insurance Products Fund. Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Contrafund	$ 7,092,646,687	$ 1,527,489,742	$ (117,030,183)	$ 1,410,459,559
Equity-Income	7,982,621,107	1,703,193,152	(950,439,083)	752,754,069
Growth	7,749,432,530	1,767,464,895	(451,914,509)	1,315,550,386

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the applicable fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates for equity funds are based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% for Contrafund and Growth Portfolios and .20% for Equity-Income Portfolio. The group fee rates averaged .28% for the period.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Contrafund	.58%
Equity-Income	.48%
Growth	.58%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2 and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class 2R
Contrafund	$ 604,568	$ 641,849	$ 618
Equity-Income	$ 393,406	$ 578,824	$ 737
Growth	$ 536,213	$ 352,647	$ 329

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Contrafund
Initial Class	$ 2,040,189
Service Class	420,618
Service Class 2	189,465
Service Class 2R	171
$ 2,650,443
Equity-Income
Initial Class	$ 2,302,677
Service Class	269,551
Service Class 2	170,175
Service Class 2R	206
$ 2,742,609
Growth
Initial Class	$ 2,382,969
Service Class	371,290
Service Class 2	104,799
Service Class 2R	106
$ 2,859,164

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Contrafund	$ 3,203,284
Equity-Income	$ 171,761
Growth	$ 697,576

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction

Contrafund	$ 1,222,024	$ 2,519
Equity-Income	$ 477,996	$ 980
Growth	$ 1,413,315	-

9. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Contrafund	15%	2	33%
Equity-Income	11%	1	27%
Growth	12%	2	37%

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Contrafund Portfolio

Fidelity Management & Research (Far East) Inc.
Contrafund Portfolio

Fidelity Investments Japan Limited
Contrafund Portfolio

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank, New York, NY
Equity-Income Portfolio

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Portfolio

VIP2R-SANN-0803
1.774934.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003